      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON JANUARY 20, 2012.


                                                            FILE NOS. 333-178842

                                                                       811-08810
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT

                                      UNDER



                             THE SECURITIES ACT OF 1933

                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 1                        [X]



                                     and/or

                             REGISTRATION STATEMENT

                              UNDER THE INVESTMENT



                                 COMPANY ACT OF 1940

                                   Amendment No. 1                               [X]



                        (CHECK APPROPRIATE BOX OR BOXES)

                                  ------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)


        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               (Name of Depositor)

                           ONE WORLD FINANCIAL CENTER
                               200 LIBERTY STREET
                            NEW YORK, NEW YORK 10281
              (Address of Depositor's Principal Offices) (Zip Code)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786


                             MALLARY L. REZNIK, ESQ.


                     C/O SUNAMERICA RETIREMENT MARKETS, INC.

                               1 SUNAMERICA CENTER


                       LOS ANGELES, CALIFORNIA 90067-6121

      (Name and Address of Agent for Service for Depositor and Registrant)





Approximate Date of Proposed Public Offering: Continuous.



It is proposed that this filing will become effective:



[ ] immediately upon filing pursuant to paragraph (b) of Rule 485





[ ] on (date) pursuant to paragraph (b) of Rule 485





[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485





[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.



If appropriate, check the following box:



[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Title of Securities Being Registered: Units of interest in FS Variable Separate Account of The United States Life Insurance Company in the City of New York under variable annuity contracts.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT

                              CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
1.   Cover Page..............................   Cover Page
2.   Definitions.............................   Glossary
3.   Synopsis................................   Highlights; Fee Tables; Portfolio
                                                Expenses; Examples
4.   Condensed Financial Information.........   Appendix - Condensed Financial
                                                Information
5.   General Description of Registrant,
     Depositor and Portfolio Companies.......   The Polaris Choice IV Variable
                                                Annuity; Other Information
6.   Deductions..............................   Expenses
7.   General Description of Variable Annuity
     Contracts...............................   The Polaris Choice IV Variable
                                                Annuity; Purchasing a Polaris Choice
                                                IV Variable Annuity; Investment
                                                Options
8.   Annuity Period..........................   Annuity Income Options
9.   Death Benefit...........................   Death Benefits
10.  Purchases and Contract Value............   Purchasing a Variable Annuity
                                                Contract
11.  Redemptions.............................   Access To Your Money
12.  Taxes...................................   Taxes
13.  Legal Proceedings.......................   Legal Proceedings
14.  Table of Contents of Statement of
     Additional Information..................   Table of Contents of  Statement of
                                                Additional Information

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                 CAPTION
-----------                                                 -------
15. Cover Page.........................   Cover Page
16. Table of Contents..................   Table of Contents
17. General Information and History....   The Polaris Choice IV Variable Annuity
                                          (P);
                                          Separate Account; General Account (P);
                                          Investment Options (P);
                                          Other Information (P)
18. Services...........................   Other Information (P)
19. Purchase of Securities Being
    Offered............................   Purchasing a Polaris Choice IV Variable
                                          Annuity (P)
20. Underwriters.......................   Distribution of Contracts
21. Calculation of Performance Data....   Performance Data
22. Annuity Payments...................   Annuity Income Options (P);
                                          Income Payments; Annuity Unit Values
23. Financial Statements...............   Depositor: Other Information (P);
                                          Financial Statements; Registrant:
                                          Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                Polaris CHOICE IV
                                   PROSPECTUS
                                JANUARY 23, 2012

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                               issued by Depositor
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             in all states except in New York where it is issued by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               in connection with
                            VARIABLE SEPARATE ACCOUNT
                                       and
                          FS VARIABLE SEPARATE ACCOUNT


This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.


UNDERLYING FUNDS:                                   MANAGED BY:
     Aggressive Growth                              Wells Capital Management Incorporated
     Alliance Growth                                AllianceBernstein L.P.
     American Funds Asset Allocation SAST           Capital Research and Management
                                                      Company(2)
     American Funds Global Growth SAST              Capital Research and Management
                                                      Company(2)
     American Funds Growth SAST                     Capital Research and Management
                                                      Company(2)
     American Funds Growth-Income SAST              Capital Research and Management
                                                      Company(2)
     Asset Allocation                               Edge Asset Management, Inc.
     Balanced                                       J.P. Morgan Investment Management Inc.
     Blue Chip Growth                               SunAmerica Asset Management Corp.
     Capital Appreciation                           Wellington Management Company, LLP
     Capital Growth                                 OppenheimerFunds, Inc.
     Cash Management                                BofA Advisors, LLC
     Corporate Bond                                 Federated Investment Management Company
     Davis Venture Value                            Davis Selected Advisers, L.P.
     "Dogs" of Wall Street(1)                       SunAmerica Asset Management Corp.
     Emerging Markets                               Putnam Investment Management, LLC
     Equity Opportunities                           OppenheimerFunds, Inc.
     Foreign Value                                  Templeton Investment Counsel, LLC
     Franklin Income Securities Fund                Franklin Advisers, Inc.
     Franklin Templeton VIP Founding Funds          Franklin Templeton Services, LLC(3)
       Allocation Fund
     Fundamental Growth                             Wells Capital Management Incorporated
     Global Bond                                    Goldman Sachs Asset Management
                                                      International
     Global Equities                                J.P. Morgan Investment Management Inc.
     Government and Quality Bond                    Wellington Management Company, LLP
     Growth                                         Wellington Management Company, LLP
     Growth-Income                                  J.P. Morgan Investment Management, Inc.
     Growth Opportunities                           Invesco Advisers, Inc.
     High-Yield Bond                                PineBridge Investments LLC
     International Diversified Equities             Morgan Stanley Investment Management
                                                      Inc.
     International Growth and Income                Putnam Investment Management, LLC
     Invesco Van Kampen V.I. Capital Growth Fund,   Invesco Advisers, Inc.
       Series II Shares
     Invesco Van Kampen V.I. Comstock Fund, Series  Invesco Advisers, Inc.
       II Shares
     Invesco Van Kampen V.I. Growth and Income      Invesco Advisers, Inc.
       Fund, Series II Shares
     Lord Abbett Growth and Income                  Lord, Abbett & Co. LLC
     Managed Allocation Balanced                    Ibbotson Associates, Inc.
     Managed Allocation Growth                      Ibbotson Associates, Inc.
     Managed Allocation Moderate                    Ibbotson Associates, Inc.
     Managed Allocation Moderate Growth             Ibbotson Associates, Inc.
     Marsico Focused Growth                         Marsico Capital Management, LLC
     MFS Massachusetts Investors Trust(1)           Massachusetts Financial Services Company
     MFS Total Return                               Massachusetts Financial Services Company
     Mid-Cap Growth                                 J.P. Morgan Investment Management Inc.
     Natural Resources                              Wellington Management Company, LLP
     Real Estate                                    Davis Selected Advisers, L.P.
     Real Return                                    Wellington Management Company, LLP
     Small & Mid Cap Value                          AllianceBernstein L.P.
     Small Company Value                            Franklin Advisory Services, LLC
     SunAmerica Dynamic Allocation Portfolio        SunAmerica Asset Management Corp. and
                                                      AllianceBernstein L.P.
     Technology                                     Columbia Management Investment Advisers,
                                                      LLC
     Telecom Utility                                Massachusetts Financial Services Company
     Total Return Bond                              Pacific Investment Management Company
                                                      LLC

(1) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.

(2) Capital Research and Management Company manages the corresponding Master Fund (defined below) in which the Underlying Fund invests.

(3) Franklin Templeton Services, LLC is the administrator of this Fund-of-Funds. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Funds Allocation Fund's investment in the Underlying Funds.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated January 23, 2012. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



GLOSSARY...................................................................      3
HIGHLIGHTS.................................................................      4
FEE TABLE..................................................................      6
     Maximum Owner Transaction Expenses....................................      6
     Contract Maintenance Fee..............................................      6
     Separate Account Annual Expenses......................................      6
     Additional Optional Feature Fees......................................      6
          Optional SunAmerica Income Plus and SunAmerica Income Builder
                      Fee..................................................      6
     Underlying Fund Expenses..............................................      6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES.......................................      8
THE POLARIS CHOICE IV VARIABLE ANNUITY.....................................      9
PURCHASING A POLARIS CHOICE IV VARIABLE ANNUITY............................      9
     Allocation of Purchase Payments.......................................     10
     Accumulation Units....................................................     11
     Free Look.............................................................     11
     Exchange Offers.......................................................     12
     Important Information for Military Servicemembers.....................     12
INVESTMENT OPTIONS.........................................................     12
     Variable Portfolios...................................................     12
          AIM Variable Insurance Funds (Invesco Variable Insurance Funds)..     12
          Anchor Series Trust..............................................     13
          Franklin Templeton Variable Insurance Products Trust.............     12
          Lord Abbett Series Fund, Inc. ...................................     12
          Seasons Series Trust.............................................     13
          SunAmerica Series Trust..........................................     13
     Substitution, Addition or Deletion of Variable Portfolios.............     15
     Fixed Accounts........................................................     15
     Dollar Cost Averaging Fixed Accounts..................................     15
     Dollar Cost Averaging Program.........................................     16
     Polaris Portfolio Allocator Program...................................     16
     50%-50% Combination Model Program.....................................     18
     Transfers During the Accumulation Phase...............................     20
     Automatic Asset Rebalancing Program...................................     22
     Return Plus Program...................................................     22
     Voting Rights.........................................................     23
ACCESS TO YOUR MONEY.......................................................     23
     Free Withdrawal Amount................................................     23
     Systematic Withdrawal Program.........................................     24
     Nursing Home Waiver...................................................     24
     Minimum Contract Value................................................     24
     Qualified Contract Owners.............................................     25
OPTIONAL LIVING BENEFITS...................................................     25
     SunAmerica Income Plus and SunAmerica Income Builder..................     27
ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING
  BENEFITS.................................................................     34
DEATH BENEFITS.............................................................     37
     Beneficiary Continuation Programs.....................................     37
     Death Benefit Defined Terms...........................................     39
     Standard Death Benefit................................................     39
     Optional Maximum Anniversary Value Death Benefit......................     39
     Spousal Continuation..................................................     40
EXPENSES...................................................................     40
     Separate Account Expenses.............................................     41
     Withdrawal Charges....................................................     41
     Underlying Fund Expenses..............................................     41
     Contract Maintenance Fee..............................................     41
     Transfer Fee..........................................................     42
     Optional Living Benefit Fees..........................................     42
     Optional SunAmerica Income Plus and SunAmerica Income Builder Living
            Benefit Fee....................................................     42
     Optional Maximum Anniversary Value Death Benefit Fee..................     42
     Premium Tax...........................................................     42
     Income Taxes..........................................................     42
     Reduction or Elimination of Fees, Expenses and Additional Amounts
            Credited.......................................................     42
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT...................     43
ANNUITY INCOME OPTIONS.....................................................     44
     The Income Phase......................................................     44
     Annuity Income Options................................................     45
     Fixed or Variable Annuity Income Payments.............................     46
     Annuity Income Payments...............................................     46
     Transfers During the Income Phase.....................................     46
     Deferment of Payments.................................................     46
TAXES......................................................................     46
     Annuity Contracts in General..........................................     46
     Tax Treatment of Distributions - Non-Qualified Contracts..............     47
     Tax Treatment of Distributions - Qualified Contracts..................     47
     Required Minimum Distributions........................................     49
     Tax Treatment of Death Benefits.......................................     50
     Tax Treatment of Optional Living Benefits.............................     50
     Contracts Owned by a Trust or Corporation.............................     50
     Gifts, Pledges and/or Assignments of a Contract.......................     50
     Diversification and Investor Control..................................     51
OTHER INFORMATION..........................................................     51
     The Distributor.......................................................     51
     The Company...........................................................     51
     The Separate Account..................................................     52
     The General Account...................................................     53
     Financial Statements..................................................     53
     Administration........................................................     53
     Legal Proceedings.....................................................     54
     Registration Statements...............................................     54
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION...................     54
APPENDIX A - CONDENSED FINANCIAL INFORMATION...............................    A-1
APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY................    B-1
APPENDIX C - FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME
  PLUS AND SUNAMERICA INCOME BUILDER FEE...................................    C-1
APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES.............................    D-1
APPENDIX E - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 23,
  2012.....................................................................    E-1
APPENDIX F - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION.................    F-1
APPENDIX G - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR
  CONTRACTS ISSUED PRIOR TO JANUARY 23, 2012...............................    G-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

Feeder Funds - American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, and American Funds Asset Allocation SAST Variable Portfolios. Each Feeder Fund invests exclusively in shares of a corresponding Master Fund.


FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.



FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure.


GOOD ORDER - Fully and accurately completed forms, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.


LATEST ANNUITY DATE - For contracts issued by SunAmerica Annuity, the first business day of the month following your 95th birthday. For contracts issued in New York only by US Life, the first business day of the month following your 90th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SECURE VALUE ACCOUNT - A Fixed Account, available only with election of the SunAmerica Income Plus or SunAmerica Income Builder living benefit, in which we allocate a percentage of every Purchase Payment and Continuation Contribution.


SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account is divided into Variable Portfolios.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Polaris Choice IV Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges which equal 1.65% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect optional features available under the contract, we may charge additional fees for those features. A separate withdrawal charge schedule applies to each Purchase Payment. Your contract provides for a free withdrawal amount each year. Withdrawal charges no longer apply to that Purchase Payment after a Purchase Payment has been in the contract for four complete years. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE FEE TABLE, PURCHASING A POLARIS CHOICE IV VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.


OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional living benefit will require you to invest in accordance with certain investment requirements. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.


You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.


DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are designed to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.


ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT ARE APPLICABLE TO THE CONTRACT AND WHEN YOU TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE
OF EACH PURCHASE PAYMENT)(2)................  8%



TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(3)...........  $50 per year


SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

Separate Account Charges(4)..............   1.65%
Optional Maximum Anniversary Value Death
  Benefit Fee............................   0.25%
MAXIMUM SEPARATE ACCOUNT ANNUAL
  EXPENSES(5)............................   1.90%




ADDITIONAL OPTIONAL FEATURE FEES


You may elect one of the following optional living benefits SunAmerica Income Plus or SunAmerica Income Builder below, both of which are guaranteed minimum withdrawal benefits:



OPTIONAL SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE

(calculated as a percentage of the Income Base)(6)


                                                 INITIAL               MAXIMUM
NUMBER OF COVERED PERSONS                    ANNUAL FEE RATE     ANNUAL FEE RATE(7)
-------------------------                 --------------------  --------------------
For One Covered Person..................          1.10%                 2.20%
For Two Covered Persons.................          1.35%                 2.70%



UNDERLYING FUND EXPENSES
(AS OF DECEMBER 31, 2010)

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

TOTAL ANNUAL UNDERLYING FUND
EXPENSES(8)                        MINIMUM   MAXIMUM
----------------------------       -------   -------
(expenses that are deducted from
  Underlying Funds of the
  Trusts, including management
  fees, other expenses and 12b-1
  fees if applicable)...........    0.72%     1.82%




FOOTNOTES TO THE FEE TABLE:

(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW.



(2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 4 years as follows:

YEARS SINCE RECEIPT:.....................................................   1    2    3    4    5+
                                                                            8%   7%   6%   5%   0%



     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.



(3) The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.



(4) If you do not elect any optional features, your total separate account annual expenses would be 1.65%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.




(5) If you purchased your contract prior to January 23, 2012, you may have elected the Combination HV & Roll-Up death benefit which is no longer available for election. If you elected the Combination HV & Roll-Up death benefit, your Maximum Separate Account Annual Expenses would be 2.30%. Please see Appendix G for details regarding this death benefit.





(6) The fee is assessed against the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to January 23, 2012, please see APPENDIX E for a description of the living benefit you may have elected.

(7) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the Fee Table. PLEASE SEE APPENDIX
    C -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.



    Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio. The SunAmerica Dynamic Allocation Portfolio utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and the SunAmerica Dynamic Allocation Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SunAmerica Dynamic Allocation Portfolio may increase its exposure to equity markets.



---------------------------------------------------------------------
                                                           MAXIMUM
                                                          ANNUALIZED
                                                           FEE RATE
                                                         DECREASE OR
                                              MINIMUM   INCREASE EACH
                                               ANNUAL      BENEFIT
 NUMBER OF COVERED PERSONS                    FEE RATE     QUARTER*
---------------------------------------------------------------------
---------------------------------------------------------------------
 One Covered Person                             0.60%      +/-0.25%
---------------------------------------------------------------------
 Two Covered Persons                            0.60%      +/-0.25%
---------------------------------------------------------------------





         * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).




(8) The maximum expense is for an American Funds SAST Master-Feeder Underlying Fund. SAAMCo has entered into a contractual agreement with SunAmerica Series Trust under which it will waive 0.70% of its advisory fee for such time as the Underlying Fund is operated as a Feeder Fund. This fee waiver will continue as long as the Underlying Fund is part of a Master-Feeder structure unless the Board of SunAmerica Series Trust approves a change in or elimination of the waiver. If the fee waiver was reflected in the maximum expense, the expense would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(assuming separate account annual expenses of 1.90% (including the optional Maximum Anniversary Value death benefit, the optional SunAmerica Income Plus feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for the remaining years) and investment in an Underlying Fund with total expenses of 1.82%)

(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,312     $2,385     $3,022     $5,957


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $512      $1,785     $3,022     $5,957




MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.65%, no election of optional features and investment in an Underlying Fund with total expenses of 0.72%)





(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,045     $1,355     $1,291     $2,756


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $245       $755      $1,291     $2,756


EXPLANATION OF EXPENSE EXAMPLES

1. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $75,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the SunAmerica Income Plus fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

5. The Maximum Expense Examples reflect the highest possible combination of charges.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     THE POLARIS CHOICE IV VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     - Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 PURCHASING A POLARIS CHOICE IV VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.

------------------------------------------------------------------------------
                                                                  MINIMUM
                                                                 AUTOMATIC
                                              MINIMUM           SUBSEQUENT
                      MINIMUM INITIAL       SUBSEQUENT           PURCHASE
                     PURCHASE PAYMENT    PURCHASE PAYMENT         PAYMENT
------------------------------------------------------------------------------
     Qualified            $25,000              $500                $100
------------------------------------------------------------------------------
   Non-Qualified          $25,000              $500                $100
------------------------------------------------------------------------------




Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.


We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by SunAmerica Annuity and/or US Life to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.

MAXIMUM ISSUE AGE


We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR SPECIFIC INFORMATION.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.



JOINT OWNERSHIP

We allow this contract to be jointly owned. We require that the joint Owners be spouses except in states that allow non-spouses to be joint Owners. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. Other states allow same-sex partners to marry ("Same-Sex Spouses"). There are also states that require us to issue the contract to non-spousal joint Owners. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. Therefore, the ability of Domestic Partners, Same-Sex Spouses and non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefits, if applicable, that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.

ASSIGNMENT OF THE CONTRACT

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is received by us at our Annuity Service Center. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

SunAmerica Annuity
P.O. Box 100330
Pasadena, CA 91189-0330


US Life (New York contracts only)

P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

SunAmerica Annuity
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0330


US Life (New York contracts only)
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0357


Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.



The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.



We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners.



You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.



We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment adviser to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Templeton VIP Founding Funds Allocation Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment adviser.

     Please see the Franklin Templeton Variable Insurance Products prospectus for details.

     LORD ABBETT SERIES FUND, INC. - CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SAAMCO MANAGED TRUSTS



     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an affiliate of the Company. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST - CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES



     The Managed Allocation Portfolios and Real Return Portfolio listed below are part of Seasons Series Trust ("SST"). SAAMCo manages this Trust and generally engages subadvisers to provide investment advice for the Underlying Funds.



     Each Managed Allocation Portfolio has a different investment goal and is structured as a Fund-of-Funds, investing its assets in a combination of Underlying Funds of the Seasons Series Trust.



     This approach allows the Managed Allocation Portfolios to offer professional asset management on two levels: 1) the fund management of each of the Underlying Funds of Seasons Series Trust in which the Managed Allocation Portfolio invests; and 2) the overlay portfolio management provided by Ibbotson.


     SUNAMERICA SERIES TRUST - CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST"). SAST also offers Master-Feeder funds. Capital Research and Management Company is the investment adviser of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment adviser to the Feeder Funds.

     Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

     Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

     Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment adviser to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.


     SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio and AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of the Dynamic Allocation Portfolio. The Dynamic Allocation Portfolio invests part of its assets as a Fund-of-Funds that in turn invests in Underlying Portfolios of the SAAMCo Managed Trusts.



     The Dynamic Allocation Portfolio has an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Allocation Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Dynamic Allocation Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.



     SAST also offers the Cash Management Variable Portfolio. During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.


           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

UNDERLYING FUNDS                                 MANAGED BY:                                     TRUST   ASSET CLASS
----------------                                 -----------                                    ------   -----------
Aggressive Growth                                Wells Capital Management Incorporated          SAST     STOCK
Alliance Growth                                  AllianceBernstein L.P.                         SAST     STOCK
American Funds Asset Allocation SAST             Capital Research and Management Company        SAST     BALANCED
American Funds Global Growth SAST                Capital Research and Management Company        SAST     STOCK
American Funds Growth SAST                       Capital Research and Management Company        SAST     STOCK
American Funds Growth-Income SAST                Capital Research and Management Company        SAST     STOCK
Asset Allocation                                 Edge Asset Management, Inc.                    AST      BALANCED
Balanced                                         J.P. Morgan Investment Management Inc.         SAST     BALANCED
Blue Chip Growth                                 SunAmerica Asset Management Corp.              SAST     STOCK
Capital Appreciation                             Wellington Management Company, LLP             AST      STOCK
Capital Growth                                   OppenheimerFunds, Inc.                         SAST     STOCK
Cash Management                                  BofA Advisors, LLC                             SAST     CASH
Corporate Bond                                   Federated Investment Management Company        SAST     BOND
Davis Venture Value                              Davis Selected Advisers, L.P.                  SAST     STOCK
"Dogs" of Wall Street                            SunAmerica Asset Management Corp.              SAST     STOCK
Emerging Markets                                 Putnam Investment Management, LLC              SAST     STOCK
Equity Opportunities                             OppenheimerFunds, Inc.                         SAST     STOCK
Foreign Value                                    Templeton Investment Counsel, LLC              SAST     STOCK
Franklin Income Securities Fund                  Franklin Advisers, Inc.                        FTVIPT   BALANCED
Franklin Templeton VIP Founding Funds            Franklin Templeton Services, LLC
  Allocation Fund                                                                               FTVIPT   BALANCED
Fundamental Growth                               Wells Capital Management Incorporated          SAST     STOCK
Global Bond                                      Goldman Sachs Asset Management International   SAST     BOND
Global Equities                                  J.P. Morgan Investment Management Inc.         SAST     STOCK
Government and Quality Bond                      Wellington Management Company, LLP             AST      BOND
Growth                                           Wellington Management Company, LLP             AST      STOCK
Growth-Income                                    J.P. Morgan Investment Management Inc.         SAST     STOCK
Growth Opportunities                             Invesco Advisers, Inc.                         SAST     STOCK
High-Yield Bond                                  PineBridge Investments LLC                     SAST     BOND
International Diversified Equities               Morgan Stanley Investment Management Inc.      SAST     STOCK
International Growth and Income                  Putnam Investment Management, LLC              SAST     STOCK
Invesco Van Kampen V.I. Capital Growth Fund,     Invesco Advisers, Inc.
  Series II Shares                                                                              AVIF     STOCK
Invesco Van Kampen V.I. Comstock Fund, Series    Invesco Advisers, Inc.
  II Shares                                                                                     AVIF     STOCK
Invesco Van Kampen V.I. Growth and Income        Invesco Advisers, Inc.
  Fund, Series II Shares                                                                        AVIF     STOCK
Lord Abbett Growth and Income                    Lord, Abbett & Co. LLC                         LASF     STOCK
Managed Allocation Balanced                      Ibbotson Associates, Inc.                      SST      BALANCED
Managed Allocation Growth                        Ibbotson Associates, Inc.                      SST      STOCK
Managed Allocation Moderate                      Ibbotson Associates, Inc.                      SST      BALANCED
Managed Allocation Moderate Growth               Ibbotson Associates, Inc.                      SST      BALANCED
Marsico Focused Growth                           Marsico Capital Management, LLC                SAST     STOCK
MFS Massachusetts Investors Trust                Massachusetts Financial Services Company       SAST     STOCK
MFS Total Return                                 Massachusetts Financial Services Company       SAST     BALANCED
Mid-Cap Growth                                   J.P. Morgan Investment Management Inc.         SAST     STOCK
Natural Resources                                Wellington Management Company, LLP             AST      STOCK
Real Estate                                      Davis Selected Advisers, L.P.                  SAST     STOCK
Real Return                                      Wellington Management Company, LLP             SST      BOND
Small & Mid Cap Value                            AllianceBernstein L.P.                         SAST     STOCK
Small Company Value                              Franklin Advisory Services, LLC                SAST     STOCK
SunAmerica Dynamic Allocation Portfolio          SunAmerica Asset Management Corp. and
                                                   AllianceBernstein L.P                        SAST     BALANCED
Technology                                       Columbia Management Investment Advisers, LLC   SAST     STOCK
Telecom Utility                                  Massachusetts Financial Services Company       SAST     STOCK
Total Return Bond                                Pacific Investment Management Company LLC      SAST     BOND




YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.SUNAMERICA.COM. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.



FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.


We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts. Allocations to the Fixed Accounts, including the Secure Value Account, are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.


There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


If you elect SunAmerica Income Plus or SunAmerica Income Builder, a certain percentage of your investment is automatically allocated to a Fixed Account known as the Secure Value Account. The Secure Value Account is only available with election of these Living Benefits and you may not reallocate your money in the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" UNDER OPTIONAL LIVING BENEFITS.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600, for the 12-month DCA Fixed Account ("1-Year DCA Fixed Account") is $1,200 and the 24-month DCA Fixed Account ("2-Year DCA Fixed Account") is $2,400. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instruction on file. The 6-month, 1-Year and 2-Year DCA Fixed Accounts may not be available in your state. Please check with your financial representative for availability.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:


----------------------------------------------------------------
     MONTH        ACCUMULATION UNIT VALUE      UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
----------------------------------------------------------------



     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION

The Polaris Portfolio Allocator program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The models allocate amongst the various asset classes to attempt to match certain combinations of investors' investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.

ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the Polaris Portfolio Allocator program by selecting the Portfolio Allocator model on the investment option election form or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Portfolio Allocator model. If you attempt to split your investment in one or more Portfolio Allocator models, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Portfolio Allocator model, such an investment may no longer be consistent with the Portfolio Allocator Model's intended objectives.




You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Portfolio Allocator model to another Portfolio Allocator model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Portfolio Allocator model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update both your allocation instructions, DCA target allocation instructions and Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.




If you elect the SunAmerica Income Plus Income Option with Custom Allocation, 10% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account and the remaining 90% may be invested in a Portfolio Allocator model that complies with the investment requirements. Your Portfolio Allocator model will be rebalanced quarterly. You may not reallocate your money in the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


REBALANCING THE MODELS

You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.

Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.


If you elect an optional Living Benefit, you may elect a model that complies with the investment requirements of the optional Living Benefit and your model will be rebalanced quarterly. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Portfolio Allocator models are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.

The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME.


POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE OCTOBER 3, 2011)



----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL 1      MODEL 2      MODEL 3      MODEL 4
----------------------------------------------------------------------------------------
 American Funds Global Growth SAST        4.0%         6.0%         6.0%         6.0%
----------------------------------------------------------------------------------------
 American Funds Growth SAST               2.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 American Funds Growth-Income SAST        1.0%         1.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Blue Chip Growth                         1.0%         0.0%         0.0%         0.0%
----------------------------------------------------------------------------------------
 Capital Appreciation                     2.0%         3.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Corporate Bond                           9.0%         8.0%         7.0%         0.0%
----------------------------------------------------------------------------------------
 Davis Venture Value                      4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Emerging Markets                         0.0%         0.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Foreign Value                            5.0%         7.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Global Bond                              3.0%         3.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Government and Quality Bond              7.0%         5.0%         4.0%         0.0%
----------------------------------------------------------------------------------------
 Growth-Income                            5.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Growth Opportunities                     2.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 High-Yield Bond                          4.0%         2.0%         0.0%         0.0%
----------------------------------------------------------------------------------------
 International Diversified Equities       0.0%         0.0%         0.0%         4.0%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Comstock
  Fund, Series II Shares                  4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Growth and
  Income Fund, Series II Shares           5.0%         5.0%         6.0%         7.0%
----------------------------------------------------------------------------------------
 Lord Abbett Growth and Income            1.0%         2.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                   0.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust        4.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                           1.0%         1.0%         1.0%         1.0%
----------------------------------------------------------------------------------------
 Real Estate                              2.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 Real Return                             12.0%         8.0%         3.0%         0.0%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                    5.0%         6.0%         8.0%        10.0%
----------------------------------------------------------------------------------------
 Small Company Value                      2.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 Total Return Bond                       15.0%        14.0%        14.0%         8.0%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------




The Polaris Portfolio Allocator models listed above are those that are currently available. The Polaris Portfolio Allocator models are reconfigured annually. However, once you invest in a Polaris Portfolio Allocator model, the percentages of your contract value allocated to each Variable Portfolio within a model will not be changed by us. If you purchased your contract prior to October 3, 2011, any subsequent Purchase Payments will not be invested in the Polaris Portfolio Allocator model allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Polaris Portfolio Allocator model in line with your investment goals over time.


We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.

50%-50% COMBINATION MODEL PROGRAM

PROGRAM DESCRIPTION


The 50%-50% Combination Model Program, available at no additional cost, may be offered to you to assist in diversifying your investment across various asset classes. The 50%-50% Combination Model Program allows you to choose from one of the four 50%-50% Combination Models ("Combination Models") designed to assist in meeting your stated investment goals.


Each of the Combination Models allocate 50% of your investment in a Polaris Portfolio Allocator Model and the remaining 50% in a corresponding Managed Allocation Portfolio to attempt to match a stated investment time horizon and risk tolerance. Each Managed Allocation Portfolio is a Fund-of-Funds managed by Ibbotson. The 50% of your investment allocated to the Polaris Portfolio Allocator Model is considered "static" because the composition of the Polaris Portfolio Allocator Model will not be changed by us and is not actively managed. However, the 50% of your investment allocated to the Managed Allocation Portfolio is considered "active" because each Managed Allocation Portfolio is an Underlying Fund that Ibbotson manages in order to maintain the investment objective of the Managed Allocation Portfolio. FOR MORE INFORMATION, PLEASE SEE SEASONS SERIES TRUST AND POLARIS PORTFOLIO ALLOCATOR MODEL PROGRAM ABOVE.

ENROLLING AND INVESTING IN THE COMBINATION MODEL PROGRAM

You may enroll in the Combination Model Program by selecting a Combination Model on the investment option election form. You and your financial representative should determine the Combination Model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a Combination Model by sending a written request or calling our Annuity Service Center.

You may also choose to invest gradually into a Combination Model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Combination Model at a time and participation in the Combination Model Program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Combination Model. If you attempt to split your investment between one or more Combination Models, your investment may no longer be consistent with the Combination Models' intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Combination Model, such an investment may no longer be consistent with the Combination Models' intended objectives and therefore, will effectively terminate your participation in the program.





You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the Variable Portfolios in the Combination Model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Combination Model, your investment may no longer be consistent with the Combination Model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.


You can transfer 100% of your investment from one Combination Model to another Combination Model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM BELOW.


A subsequent Purchase Payment will be invested in the same Combination Model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update both your allocation instruction and Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.





If you elect the SunAmerica Income Plus Income Option with Custom Allocation, 10% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account and the remaining 90% may be invested in a Combination Model that complies with investment requirements. Your Combination Model will be rebalanced quarterly. You may not reallocate your money in the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.



REBALANCING THE COMBINATION MODELS


You can elect to have your investment in the Combination Models rebalanced quarterly, semi-annually or annually to maintain the target asset allocation among the Variable Portfolios of the Combination Model you selected. If you make such an election to rebalance, both the allocation to the Polaris Portfolio Allocator Model and the Managed Allocation Portfolio will be rebalanced to equal the 50%-50% split discussed above. The investments in the Underlying Funds of each Managed Allocation Portfolio are not rebalanced as part of the Combination Model Program. PLEASE SEE SEASONS SERIES TRUST ABOVE.

Over time, the Combination Model may no longer align with its original investment objective due to the effects of Underlying Fund performance, changes in the Underlying Funds, and the ever-changing investment markets. Therefore, if you do not elect to have your investment in the Combination Model rebalanced at least annually, then your investment may no longer be consistent with the Combination Model's intended objectives.



IMPORTANT INFORMATION ABOUT THE COMBINATION MODEL PROGRAM

The Combination Model Program is not intended as ongoing or personalized advice about investing in the Variable Portfolios. We do not provide investment advice regarding whether a Combination Model should be selected or rebalanced or whether it remains appropriate for any individual to invest in accordance with any particular Combination Model as your investment needs change. The Combination Model Program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Combination Model may have been built. Also, allocation to a single asset class may outperform a Combination Model, so that you could have better investment returns investing in a single asset class than in a Combination Model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Combination Model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Combination Models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Combination Models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning a specific Combination Model can be obtained from your financial representative.

Below are the Combination Models available for election.

-----------------------------------------------------------------
 50%-50% COMBINATION
        MODEL          50% ALLOCATION TO:     50% ALLOCATION TO:
------------------------------------------- ---------------------
          1             Polaris Portfolio     Managed Allocation
                        Allocator Model 1          Balanced
------------------------------------------- ---------------------
          2             Polaris Portfolio     Managed Allocation
                        Allocator Model 2          Moderate
------------------------------------------- ---------------------
          3             Polaris Portfolio     Managed Allocation
                        Allocator Model 3       Moderate Growth
------------------------------------------- ---------------------
          4             Polaris Portfolio     Managed Allocation
                        Allocator Model 4           Growth
------------------------------------------- ---------------------


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE COMBINATION MODEL PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you should make your transfer request in writing by U.S. Mail to our Annuity Service Center.


Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 5 transfers in a rolling 6-month look-back period ("6-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 5th transfer in a 6-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 5th transfer in a 6-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12 months from the date of your 5th transfer request ("Standard U.S. Mail Policy").

For example, if you made a transfer on August 16, 2010 and within the previous six months (from February 17, 2010 forward) you made 5 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2010 must be submitted by U.S. Mail (from August 17, 2010 through August 16,
2011).

U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period.

Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.


If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. In addition, with election of SunAmerica Income Plus or SunAmerica Income Builder, the amount of your investment allocated to the Secure Value Account is not part of your variable allocations and cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW for a detailed discussion of the impact of Automatic Asset Rebalancing on the election and/or cancellation of a living benefit.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts and available for no additional charge, allocates your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.

     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 3-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract by making systematic, partial, or a total withdrawal, and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.

If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. As a result, if you surrender your contract in the future while withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender for the purpose of calculating the withdrawal charge.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.


When you make a partial withdrawal, we deduct it from any remaining annual free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you can also access your Purchase Payments that are no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges.


Your annual free withdrawal amount is the greater of*:

     1) 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges; or

     2) The Maximum Annual Withdrawal Amount not yet withdrawn each contract year, if you elected a Living Benefit.

--------


* If you are taking required minimum distributions ("RMD") applicable to this contract only, current company practice is to waive any withdrawal charges applicable to those withdrawals.



The annual amounts withdrawn free of a withdrawal charge do not reduce the amount you invested for purposes of calculating the withdrawal charges (total Purchase Payments still subject to withdrawal charges). As a result, if you surrender your contract in the future while withdrawal charges are still applicable, any previous annual free withdrawal amount in the current contract year would then be subject to applicable withdrawal charges. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. If, in any contract year, you choose to take less than the full 10% free withdrawal amount, as described above, or the Maximum Annual Withdrawal Amount, if allowed under the Living Benefit you elected, then you may not carry over the unused amount as an annual free withdrawal in subsequent years.


We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.




The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.


For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:
    A=Your contract value at the time of your request for withdrawal ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)
    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 6% is the applicable percentage) [B x C=$6,000]
    D=Your full contract value ($84,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, a signature guarantee is generally required at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners; (5) we are on notice that this contract is the subject of a court proceeding, an arbitration, a regulatory matter or other legal action.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.


Please contact our Annuity Service Center which can provide the necessary enrollment forms.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.



NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional living benefit, withdrawals taken under the parameters of the feature that reduce contract value below the Minimum Contract Value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


OVERVIEW OF LIVING BENEFITS



The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.



You may elect one of the optional Living Benefits, all of which are guaranteed minimum withdrawal benefits, for an additional fee. Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return.



Please read carefully the more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD CONSIDER EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE ELECTING.



Below is a summary of the key features of the two optional Living Benefits offered in your contract followed by a glossary of defined terms used to describe the Living Benefits.



SUNAMERICA INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit. If you elect SunAmerica Income Plus, you may choose from Income Option 1, 2 or 3 or the Income Option with Custom Allocation.



The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 6% Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Eligible Purchase Payments.



SUNAMERICA INCOME BUILDER(R) offers guaranteed lifetime income and the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit.



The annual 8% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 8% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Eligible Purchase Payments.



GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS



You must invest in accordance with investment requirements outlined below.



Living Benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The Living Benefits guarantee that only certain Purchase Payments received during the contract's first 2 years are included in the Income Base.



These optional Living Benefits are designed for individuals and spouses. Thus, if a contract is owned by non-spousal joint Owners, Domestic Partners or Same-Sex Spouses who jointly own a contract and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.



Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.



Certain living benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO JANUARY 23, 2012, PLEASE SEE APPENDIX E FOR DETAILS REGARDING THOSE BENEFITS.

LIVING BENEFIT DEFINED TERMS

ANNIVERSARY VALUE

The contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments (defined below). Continuation Contributions, if any, are included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.

BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.

BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following business day.

BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.

BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.

CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.

COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.

ELIGIBLE PURCHASE PAYMENTS

Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base and Income Credit Base (defined below). The calculation of Eligible Purchase Payments does not include Income Credits (defined below), or the Continuation Contribution, if any. However, Continuation Contributions, if any, are included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Purchase Payments are limited to $1,500,000 without prior Company approval.





---------------------------------------------------------------
       FIRST                          SUBSEQUENT
    CONTRACT YEAR                   CONTRACT YEARS
--------------------- -----------------------------------------
   100% of Purchase     Purchase Payments received in contract
   Payments received      year 2, capped at 100% of Purchase
                        Payments received in the first contract
                                         year
--------------------- -----------------------------------------




EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 in year 2 for a grand total maximum of $200,000 of Eligible Purchase Payments.


EXCESS WITHDRAWAL

Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.




INCOME CREDIT

An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


------------------------------------------------------------------------------------
         OPTIONAL                                            INCOME
      LIVING BENEFIT        INCOME CREDIT              CREDIT AVAILABILITY
------------------------------------------------------------------------------------
  SunAmerica Income Plus          6%          Available during the first 12 Benefit
                                            Years -- the Income Credit is reduced in
                                                   years withdrawals are taken
------------------------------------------------------------------------------------
  SunAmerica Income               8%          Available during the first 12 Benefit
  Builder                                   Years -- the Income Credit is eliminated
                                                in years any withdrawal is taken
------------------------------------------------------------------------------------




INCOME CREDIT BASE

The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD

The period of time over which we calculate the Income Credit.

INELIGIBLE PURCHASE PAYMENTS

Purchase Payments, or portions thereof, received after the 2nd contract year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.





INVESTMENT REQUIREMENTS


We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE ("MAWP")

The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.




MINIMUM INCOME BASE


The guaranteed minimum amount equal to 200% of the first Benefit Year's Eligible Purchase Payments to which the Income Base will be increased on the 12th Benefit year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.



PROTECTED INCOME PAYMENT

The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE ("PIPP")

The percentage used to determine the Protected Income Payment.

SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER

How do SunAmerica Income Plus and SunAmerica Income Builder work?

Both Living Benefits lock in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Eligible Purchase Payment. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


What determines the amount I can receive each year?



The amount that you receive depends on which Living Benefit you have elected, the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose a feature and income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.



While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base or Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.



If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on the income option you elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and, for those taking withdrawals before age 65, if applicable under the income option elected, whether a highest Anniversary Value is attained after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.

------------------------------------------------------------------------------------------------------
                    NUMBER OF
                 COVERED PERSONS                    SUNAMERICA      SUNAMERICA      SUNAMERICA
                   AND AGE OF                       INCOME PLUS     INCOME PLUS     INCOME PLUS
                 COVERED PERSON                       INCOME          INCOME          INCOME
              AT FIRST WITHDRAWAL*                   OPTION 1        OPTION 2        OPTION 3
------------------------------------------------------------------------------------------------------
 One Covered Person (Age 64 and Younger)            6.0% / 3.0%**   6.0% / 3.0%**  4.0%  /  4.0%
------------------------------------------------------------------------------------------------------
 One Covered Person (Age 65 and Older)              6.0% / 4.0%     7.0% / 3.0%    5.25% / 5.25%
------------------------------------------------------------------------------------------------------
 Two Covered Persons (Age 64 and Younger)           5.5% / 3.0%***  5.5% / 3.0%*** 3.5%  /  3.5%
------------------------------------------------------------------------------------------------------
 Two Covered Person (Age 65 and Older)              5.5% / 4.0%     6.5% / 3.0%    4.75% / 4.75%
------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------
                                                      SUNAMERICA
                     NUMBER OF                       INCOME PLUS
                  COVERED PERSONS                   INCOME OPTION
                    AND AGE OF                           WITH
                  COVERED PERSON                        CUSTOM
               AT FIRST WITHDRAWAL*                   ALLOCATION
----------------------------------------------------------------------
 One Covered Person (Age 64 and Younger)             5.0% / 3.0%**
----------------------------------------------------------------------
 One Covered Person (Age 65 and Older)               5.0% / 4.0%
----------------------------------------------------------------------
 Two Covered Persons (Age 64 and Younger)            4.5% / 3.0%***
----------------------------------------------------------------------
 Two Covered Person (Age 65 and Older)               4.5% / 4.0%
----------------------------------------------------------------------





----------------------------------------------------------------------
                     NUMBER OF
                  COVERED PERSONS
                    AND AGE OF                        SUNAMERICA
                  COVERED PERSON                        INCOME
               AT FIRST WITHDRAWAL*                    BUILDER
----------------------------------------------------------------------
 One Covered Person (Age 64 and Younger)             4.0% / 4.0%
----------------------------------------------------------------------
 One Covered Person (Age 65 and Older)               5.0% / 5.0%
----------------------------------------------------------------------
 Two Covered Persons (Age 64 and Younger)            3.5% / 3.5%
----------------------------------------------------------------------
 Two Covered Person (Age 65 and Older)               4.5% / 4.5%
----------------------------------------------------------------------




       The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.



    * If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.





   ** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.



   *** If Two Covered Persons are elected, the Protected Income Payment
       Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.



Are there investment requirements if I elect SunAmerica Income Plus or SunAmerica Income Builder?





If you elect SunAmerica Income Plus Income Option 1, 2 or 3 or SunAmerica Income Builder, we will allocate 20% of every Purchase Payment, and Continuation Contribution, if any, to the Secure Value Account. If you elect the SunAmerica Income Plus Income Option with Custom Allocation, we will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless SunAmerica Income Plus or SunAmerica Income Builder have been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to another DCA Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends.



If you elect SunAmerica Income Plus Income Option 1, 2 or 3 or SunAmerica Income Builder, the remaining 80% of your initial Purchase Payment is allocated to the Dynamic Allocation Portfolio or a DCA Fixed Account if you elect to dollar cost average into the Dynamic Allocation Portfolio. After your contract is issued, you may provide allocation instructions to invest the remaining 80% of every Purchase Payment and Continuation Contribution, if any, among the Variable Portfolios and available DCA Fixed Accounts, as follows:



---------------------------------------------------------------
--------------------- -----------------------------------------
 INITIAL ALLOCATION    80% of your assets are allocated to the
                       Dynamic Allocation Portfolio or a DCA
                       Fixed Account where the target
                       allocation is the Dynamic Allocation
                       Portfolio.
 INVESTMENT OPTIONS    You may allocate the remaining 80% of
 AVAILABLE FOR         your assets among the following
 ALLOCATION AFTER      investment options:
 YOUR CONTRACT IS
 ISSUED                Cash Management
                       Corporate Bond
                       Global Bond
                       Government and Quality Bond
                       Real Return
                       SunAmerica Dynamic Allocation Portfolio
                       Total Return Bond

                       DCA FIXED ACCOUNTS*
                       6-Month DCA
                       1-Year DCA
                       2-Year DCA
--------------------- -----------------------------------------




* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.



If you elect the SunAmerica Income Plus Income Option with Custom Allocation, the remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment requirements in one of four ways as outlined below.

SUNAMERICA INCOME PLUS INCOME OPTION WITH CUSTOM ALLOCATION -- CHECK-THE-BOX OPTIONS



After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3 as follows:



------------------------------------------------------------------------------
---------------- -------------------------------------------------------------
 Check-the-Box    Invest in one of three available Polaris Portfolio Allocator
 Option 1         Models:
                    Model 1, Model 2 or Model 3
                  or
                  Invest in one of three available 50%-50% Combination Models:
                    Model 1, Model 2 or Model 3
 Check-the-Box    Invest in one or more of the following balanced Variable
 Option 2         Portfolios:
                    American Funds Asset Allocation SAST
                    Asset Allocation
                    Balanced
                    Franklin Income Securities Fund
                    Managed Allocation Balanced
                    Managed Allocation Moderate
                    Managed Allocation Moderate Growth
                    MFS Total Return
                    SunAmerica Dynamic Allocation Portfolio
---------------- -------------------------------------------------------------
 Check-the-Box    Invest in the Cash Management Variable Portfolio
 Option 3
---------------- -------------------------------------------------------------




SUNAMERICA INCOME PLUS INCOME OPTION WITH CUSTOM ALLOCATION -- BUILD-YOUR-OWN OPTION



After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available DCA Fixed Accounts, as follows:



------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT              AND/OR DCA FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. BOND,                  Minimum 20%      Cash Management
    CASH AND               Maximum 90%      Corporate Bond
    DCA FIXED                               Global Bond
    ACCOUNTS                                Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS*
                                            6-Month DCA
                                            1-Year DCA
                                            2-Year DCA
------------------------------------------------------------------------------------
 B. EQUITY**               Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation SAST
                                            American Funds Global Growth SAST
                                            American Funds Growth SAST
                                            American Funds Growth-Income SAST
                                            Asset Allocation
                                            Balanced
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Fund
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco Van Kampen V.I. Capital Growth
                                              Fund, Series II Shares
                                            Invesco Van Kampen V.I. Comstock Fund,
                                              Series II Shares
                                            Invesco Van Kampen V.I. Growth and
                                              Income Fund, Series II Shares
                                            Lord Abbett Growth and Income
                                            Managed Allocation Balanced
                                            Managed Allocation Growth
                                            Managed Allocation Moderate
                                            Managed Allocation Moderate Growth
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            SunAmerica Dynamic Allocation Portfolio
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. LIMITED EQUITY         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology
------------------------------------------------------------------------------------




* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.



**    Not all funds listed in the Equity group invest in equity markets.



How do my investment requirements impact my feature and contract?



Before you elect a Living Benefit, you and your financial representative should carefully consider whether the investment requirements associated with the Living Benefits meet your investment objectives and risk tolerance.



The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.



We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.





Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.



REBALANCING AND INVESTMENT REQUIREMENTS



We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.



Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.



If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.



We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program. PLEASE SEE "WHAT HAPPENS TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET REBALANCING PROGRAM INSTRUCTIONS IF I ELECT TO CANCEL SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" BELOW.




What are the factors used to calculate SunAmerica Income Plus and SunAmerica Income Builder?



The benefit offered by SunAmerica Income Plus and SunAmerica Income Builder is calculated by considering the factors described below.



FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first 2 contract years are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first 2 contract years, you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments or Anniversary Values.



SECOND, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.



THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Eligible Purchase Payments.



FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to at least 200% of your first Benefit Year's Eligible Purchase Payments.



FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.



SIXTH, we determine the INCOME CREDIT.



If you elect SUNAMERICA INCOME PLUS, the Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage on the Benefit Year Anniversary is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.



For example, if you elected SunAmerica Income Plus Income Option 1 for one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6% to 2%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. For example, if you elected two Covered Persons and take cumulative withdrawals that are equal to 6.6% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons.


If you elect SUNAMERICA INCOME BUILDER, the Income Credit is equal to 8% of the Income Credit Base, on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter.


The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.


Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.


FINALLY, we determine the EXCESS WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the highest Anniversary Value, if the Income Base is increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.


Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF

WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

In any Benefit Year during which subsequent Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

What are the effects of withdrawals on SunAmerica Income Plus and SunAmerica Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under these Living Benefits, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under these Living Benefits will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under these Living Benefits must be deducted proportionately from each Variable Portfolio and Fixed Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

What is the fee for SunAmerica Income Plus and SunAmerica Income Builder?

The fee for SunAmerica Income Plus and SunAmerica Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:




----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------




* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).



The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.



Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio. The SunAmerica Dynamic Allocation Portfolio utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and the SunAmerica Dynamic Allocation Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SunAmerica Dynamic Allocation Portfolio may increase its exposure to equity markets.



Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.



Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an addition of an Income Credit, attaining a higher Anniversary Value or an addition of subsequent Eligible Purchase Payments will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.



If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

PLEASE SEE ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                   AGE
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
             Joint Owners(1)                       45                    80
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE      MAXIMUM AGE      MINIMUM AGE      MAXIMUM AGE
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   Joint Owners(2)           45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(3)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(3)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


(1) Based on the age of the older Owner.

(2) Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your withdrawals must be set up on the Systematic Withdrawal Program for RMDs administered by our Annuity Service Center.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected SunAmerica Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit will be included in determining any Income Base increase in that Benefit Year.

If you have elected SunAmerica Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?



If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:



     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or



     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.



What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?



If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:



     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or



     2. Continue the contract with the Living Benefit and its corresponding fee.



The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DO SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER WORK?" ABOVE.



If spousal continuation occurs during the Income Credit Period, the Continuing Spouse will continue to receive any increases to the Income Base for highest Anniversary Values or if applicable, any Income Credit while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.


What happens to my Living Benefit upon the Latest Annuity Date?



If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:



     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or



     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive; the fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.



     3. Any annuity income option mutually agreeable between you and us.



Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.



If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.

Can I elect to cancel my Living Benefit?



The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.



---------------------------------------------------------
  CANCELLATION
     REQUEST                   CANCELLATION
    RECEIVED                  EFFECTIVE DATE
---------------------------------------------------------
    Years 1-5          5th Benefit Year Anniversary
---------------------------------------------------------
     Years 5+      Benefit Quarter Anniversary following
                  the receipt of the cancellation request
---------------------------------------------------------




Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.



If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. After the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel SunAmerica Income Plus or SunAmerica Income Builder?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to the Cash Management Variable Portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. Purchase Payments will no longer be allocated to the Secure Value Account after cancellation.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the SunAmerica Income Plus or SunAmerica Income Builder. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or Cash Management Variable Portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid resulting in the contract being terminated; or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.


For contracts in which the aggregate of all Purchase Payments in contracts issued by SunAmerica Annuity and/or US Life to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


CERTAIN DEATH BENEFITS ARE EITHER NO LONGER OFFERED OR HAVE CHANGED SINCE FIRST BEING OFFERED. IF YOUR CONTRACT WAS ISSUED PRIOR TO JANUARY 23, 2012, PLEASE SEE APPENDIX G FOR DETAILS REGARDING THOSE FEATURES.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program, if available, can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program and may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. These Variable Portfolios may differ from those available to the original Owner; in addition, the Variable Portfolios may be of a different share class subject to higher 12b-1 fees. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects the Extended Legacy Program, we will charge a lower annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).

GUIDED LEGACY PROGRAM

Guided Legacy, if available, is an administrative program which allows the Owner to designate a specific distribution method or settlement option of the death benefit for their Beneficiaries, if death occurs during the Accumulation Phase. The Guided Legacy Program can restrict the settlement options normally available to the Beneficiary. The Owner may elect the Guided Legacy Program on the Guided
Legacy: Restricted Beneficiary Payout Form ("Guided Legacy Form").

Upon death of the Owner during the Accumulation Phase, any death benefits payable under the contract will be applied to the specified annuity option or Extended Legacy Program option for the benefit of the Beneficiary as selected by the Owner on the Guided Legacy Form. The Beneficiary will not be able to change the option or receive a lump sum payment unless specified in the Guided Legacy Form.

INHERITED ACCOUNT PROGRAM

The Inherited Account Program, if available, can allow a beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company. The beneficiary of the transferred contract may elect the Inherited Account Program on the Inherited Account and Required Minimum Distribution Election Form along with a new contract application. The beneficiary of the transferred contract becomes the Owner of the contract issued by us.

There are certain restrictions applicable to the Inherited Account Program. No Purchase Payments are permitted after the contract has been issued. Optional Living Benefits cannot be elected under the Inherited Account Program. The contract may not be assigned and ownership may not be changed or jointly owned.

The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts. Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges. All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options. Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.

STANDARD DEATH BENEFIT

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1. Contract value; or

     2. Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1. Contract value; or

     2. Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that contract anniversary; and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract.


The Continuing Spouse may not terminate the optional Maximum Anniversary Value death benefit.


To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original Owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original Owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


PLEASE SEE OPTIONAL LIVING BENEFIT ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The mortality and expense risk charge and distribution expense charge is 1.65% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for four complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


-----------------------------------------------------------
------------------------------------ ----- ----- ----- ----
 YEAR SINCE PURCHASE PAYMENT
  RECEIPT                        1     2     3     4     5+
 WITHDRAWAL CHARGE               8%    7%    6%    5%    0%
------------------------------------ ----- ----- ----- ----


When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Class 2 shares of Franklin Templeton Variable Insurance Products Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, PLEASE REFER TO THE TRUST PROSPECTUSES.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year.

OPTIONAL LIVING BENEFIT FEES

The Living Benefit fees will be assessed as a percentage of the Income Base for all years in which the Living Benefits are in effect. The fee depends on whether you elect to cover one or two lives.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


OPTIONAL SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER LIVING BENEFIT FEE



----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------




* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).



The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each "Benefit Quarter Anniversary," we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX
C -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 1.50% to 6.25% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    PAYMENTS IN CONNECTION WITH DISTRIBUTION
                                   OF CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SunAmerica Capital Services, Inc. ("SACS"), the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 6.25% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2010 in the Statement of Additional Information which is available upon request.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to

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

favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.

PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds. These fees are deducted directly from the assets of the Underlying Funds with the exception of the Managed Allocation Portfolios. The Managed Allocation Portfolios, which are structured as Fund-of-Funds, are not subject to 12b-1 fees but indirectly bear the expenses of the Underlying Funds, including the 12b-1 fees, in which they invest. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of SunAmerica Annuity, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE

WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.

WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.


If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below for contracts issued in New York. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. If your contract is issued by SunAmerica Annuity, your Latest Annuity Date is defined as the first business day of the month following your 95th birthday. If your contract was issued in the state of New York, your Latest Annuity Date is defined as the later of the first business day of the month following your


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90th birthday or 10 years after your contract issue date. For contracts issued in the state of New York, we will extend the Accumulation Phase to the first business day of the month following your 95th birthday.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?


You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.

ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.


We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.



If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5

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

does not contain an element of mortality risk, no benefit is derived from this charge.


Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.



PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFIT FEATURES.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                      TAXES
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THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS BASED ON THE
INTERNAL REVENUE TAX CODE, TREASURY REGULATIONS AND INTERPRETATIONS EXISTING AS OF THE DATE OF THIS PROSPECTUS AND GENERALLY DOES NOT ADDRESS STATE OR LOCAL TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE, NOR DOES IT INCLUDE ALL THE FEDERAL TAX RULES THAT MAY AFFECT YOU AND YOUR CONTRACT. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES FROM A QUALIFIED TAX ADVISOR. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. FEDERAL INCOME TAX TREATMENT OF THE CONTRACT IS SOMETIMES UNCERTAIN AND CONGRESS, THE IRS AND/OR THE COURTS MAY MODIFY TAX LAWS AND TREATMENT RETROACTIVELY. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under one of a number of types of employer-sponsored retirement plans, or any Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under one of a number of types of employee-sponsored retirement plans, or under an IRA, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs, Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k) or governmental 457(b) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

AGGREGATION OF CONTRACTS

All Non-Qualified contracts that are issued after October 21, 1988 by the same company to the same policyholder during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - under an immediate annuity contract;

     - when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange"). We reserve the right to treat partial transfers as tax-reportable distributions, rather than as partial 1035 exchanges, in recognition of certain questions which remain notwithstanding recent IRS guidance on the subject. Such treatment for tax reporting purposes, however, should not prevent a taxpayer from taking a different position on their return, in accordance with the advice of their tax counsel or other tax consultant, if they believe the requirements of IRC Section 1035 have been satisfied.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions, designated Roth contributions from 403(b), 401(k), and governmental 457(b) plans, as well as any other after-tax amounts permitted under the employer's plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs, designated Roth accounts in 403(b), 401(k), and governmental 457(b) plan accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

     - The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Generally, withdrawals can only be made when an
Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with lesser IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the Code, regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance permitted the adoption of the written plan, whether in the form of a single document or as a collection of documents, not later than December 31, 2009. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no

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

longer accepts new premium (including contributions, transfers and exchanges) into new or existing 403(b) contracts.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules might have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009 or, if later, prior to the transfer, the transfer would be considered a "failed" transfer that is subject to tax, and as such could be a violation of applicable withdrawal limitations. Additional guidance issued by the IRS generally permitted a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer. The IRS may in the future issue new guidance, or revise its existing guidance, regarding corrections of defects in 403(b) plans, including such failed transfers.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age 70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31. However, The Worker, Retiree, and Employer Recovery Act of 2008, eliminated the 2009 minimum distribution requirement from most eligible retirement plans. We are not aware of any proposal or legislative or regulatory action to extend this exemption from the minimum distribution requirement for 2010 or later years.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax adviser.



TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or as annuity income payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could in the future take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts.

If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser. Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for Federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and (b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE DISTRIBUTOR

SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"), formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by SACS in connection with the distribution of the contracts.

THE COMPANY


SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") is a stock life insurance company organized under the laws of the state of Arizona on January 1, 1996. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067-6121. SunAmerica Annuity conducts life insurance and annuity business in the District of Columbia and all states except New York.


For details regarding name changes and redomestication of SunAmerica Annuity, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION.


The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its principal place of business is One World Financial Center, 200 Liberty Street, New York, New York 10281. US Life conducts life insurance and annuity business primarily in the state of New York.



Effective December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica"), an affiliate of US Life, merged with and into US Life ("Merger"). Before the Merger, contracts in New York were issued by First SunAmerica. Upon the Merger, all contractual obligations of First SunAmerica became obligations of US Life.



The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from First SunAmerica to US Life. The Merger also did not result in any adverse tax consequences for any contract Owners.



Until we update all the forms to reflect the First SunAmerica merger into US Life, we may provide you with forms, statements or reports that still reflect First SunAmerica as the issuer. You may also contact US Life, the issuer of the contract in New York. You can contact US Life at its Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862.


OWNERSHIP STRUCTURE OF THE COMPANY


SunAmerica Annuity and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.


AIG is a leading international insurance organization with operations in more than 130 countries and jurisdictions. AIG companies serve commercial, institutional and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange, as well as the stock exchanges in Ireland and Tokyo.

On September 22, 2008, AIG entered into a revolving credit facility ("FRBNY Credit Facility") with the Federal Reserve Bank of New York ("NY Fed"). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series C Perpetual, Convertible, Participating Preferred Stock (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"). The Series C shares were entitled to approximately 77.8% of the voting power of AIG's outstanding stock.


On January 14, 2011, AIG completed a series of previously announced integrated transactions (the "Recapitalization") to recapitalize AIG. In the Recapitalization, AIG repaid the Federal Reserve Bank of New York ("NY Fed") approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock and subsequently transferred to the U.S. Department of the Treasury (the "Treasury Department") and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, (ii) AIG's Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functioned as a $2 billion commitment to provide funding that AIG would have the discretion and option to use). In the Recapitalization, the Treasury Department became a majority shareholder of AIG Common Stock. On May 27, 2011, AIG and the Treasury Department completed a registered public offering of AIG Common Stock. AIG issued and sold 100 million shares of AIG Common Stock for aggregate net proceeds of approximately $2.9 billion and the Treasury Department sold 200 million shares of AIG Common Stock. As a result, the Series G drawdown right was terminated, the Series G Preferred Stock was cancelled and the Treasury Department ownership was reduced from approximately 92 percent to approximately 77 percent of the AIG Common Stock outstanding after the completion of the offering. These transactions do not alter our obligations to you.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov. For information on how to locate these documents, SEE FINANCIAL STATEMENTS, BELOW.

OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial products and the relative value of its brand. Additionally, American International Group-related news may also have an impact on the Company's operations.

The Company is exposed to market risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT

SunAmerica Annuity established Variable Separate Account under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981.


Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.


These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.


THE GENERAL ACCOUNT



Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.



The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.

THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account and AIG are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-7862

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

LEGAL PROCEEDINGS




There are no pending legal proceedings affecting Variable Separate Account and FS Variable Separate Account. Various lawsuits against SunAmerica Annuity and US Life have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of SunAmerica Annuity and US Life, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of SunAmerica Annuity and US Life.


REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 THE CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The table of contents of the SAI is listed below.


Separate Account and the Company
General Account
Master-Feeder Structure
Information Regarding the Use of the
  Volatility Index ("VIX")
Performance Data
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing
  Payments
Distribution of Contracts
Financial Statements
  Separate Account Financial Statements
  The United States Life Insurance Company in the City of New York Financial
     Statements (for New York contracts only)
  SunAmerica Annuity and Life Assurance
     Company Financial Statements (for non-
     New York contracts)
  First SunAmerica Life Insurance Company
     Financial Statements (for New York
     contracts only)
  American International Group, Inc.
     Financial Information

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 9/30/11
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$9.245
                                                                                    (b)$9.046
          Ending AUV............................................................    (a)$7.080
                                                                                    (b)$6.903
          Ending Number of AUs..................................................    (a)30,388
                                                                                    (b)468
----------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.189
                                                                                    (b)$10.908
          Ending AUV............................................................    (a)$9.050
                                                                                    (b)$8.785
          Ending Number of AUs..................................................    (a)19,926
                                                                                    (b)0
----------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.805
                                                                                    (b)$10.579
          Ending AUV............................................................    (a)$9.281
                                                                                    (b)$9.062
          Ending Number of AUs..................................................    (a)195,477
                                                                                    (b)0
----------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$12.200
                                                                                    (b)$11.986
          Ending AUV............................................................    (a)$9.453
                                                                                    (b)$9.262
          Ending Number of AUs..................................................    (a)863,809
                                                                                    (b)16,173
----------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.079
                                                                                    (b)$9.895
          Ending AUV............................................................    (a)$8.290
                                                                                    (b)$8.117
          Ending Number of AUs..................................................    (a)225,813
                                                                                    (b)19,682
----------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.039
                                                                                    (b)$10.849
          Ending AUV............................................................    (a)$8.865
                                                                                    (b)$8.689
          Ending Number of AUs..................................................    (a)417,562
                                                                                    (b)5,312
----------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$12.072
                                                                                    (b)$11.745
          Ending AUV............................................................    (a)$10.572
                                                                                    (b)$10.262
          Ending Number of AUs..................................................    (a)10,802
                                                                                    (b)0
----------------------------------------------------------------------------------------------


AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 9/30/11
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.201
                                                                                    (b)$10.964
          Ending AUV............................................................    (a)$10.003
                                                                                    (b)$9.754
          Ending Number of AUs..................................................    (a)60,113
                                                                                    (b)0
----------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.224
                                                                                    (b)$10.988
          Ending AUV............................................................    (a)$9.102
                                                                                    (b)$8.887
          Ending Number of AUs..................................................    (a)158,235
                                                                                    (b)2,384
----------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$14.590
                                                                                    (b)$14.293
          Ending AUV............................................................    (a)$11.281
                                                                                    (b)$11.021
          Ending Number of AUs..................................................    (a)287,759
                                                                                    (b)4,332
----------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.361
                                                                                    (b)$10.131
          Ending AUV............................................................    (a)$8.575
                                                                                    (b)$8.361
          Ending Number of AUs..................................................    (a)245
                                                                                    (b)0
----------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$9.805
                                                                                    (b)$9.485
          Ending AUV............................................................    (a)$9.714
                                                                                    (b)$9.371
          Ending Number of AUs..................................................    (a)152,788
                                                                                    (b)860
----------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$13.837
                                                                                    (b)$13.592
          Ending AUV............................................................    (a)$13.696
                                                                                    (b)$13.416
          Ending Number of AUs..................................................    (a)497,901
                                                                                    (b)13,010
----------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.512
                                                                                    (b)$10.317
          Ending AUV............................................................    (a)$8.380
                                                                                    (b)$8.203
          Ending Number of AUs..................................................    (a)451,946
                                                                                    (b)11,704
----------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.210
                                                                                    (b)$10.942
          Ending AUV............................................................    (a)$10.342
                                                                                    (b)$10.064
          Ending Number of AUs..................................................    (a)35,192
                                                                                    (b)0
----------------------------------------------------------------------------------------------


AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 9/30/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$14.642
                                                                                   (b)$14.383
          Ending AUV...........................................................    (a)$9.551
                                                                                   (b)$9.356
          Ending Number of AUs.................................................    (a)177,688
                                                                                   (b)5,313
-----------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$10.139
                                                                                   (b)$9.921
          Ending AUV...........................................................    (a)$8.543
                                                                                   (b)$8.328
          Ending Number of AUs.................................................    (a)5,071
                                                                                   (b)0
-----------------------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$10.612
                                                                                   (b)$10.423
          Ending AUV...........................................................    (a)$7.864
                                                                                   (b)$7.703
          Ending Number of AUs.................................................    (a)1,034,730
                                                                                   (b)19,086
-----------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$11.129
                                                                                   (b)$10.862
          Ending AUV...........................................................    (a)$9.778
                                                                                   (b)$9.517
          Ending Number of AUs.................................................    (a)364,060
                                                                                   (b)8,957
-----------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$9.988
                                                                                   (b)$9.759
          Ending AUV...........................................................    (a)$8.235
                                                                                   (b)$8.024
          Ending Number of AUs.................................................    (a)111,189
                                                                                   (b)7,356
-----------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$11.199
                                                                                   (b)$10.950
          Ending AUV...........................................................    (a)$8.794
                                                                                   (b)$8.566
          Ending Number of AUs.................................................    (a)10,576
                                                                                   (b)0
-----------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$12.971
                                                                                   (b)$12.725
          Ending AUV...........................................................    (a)$13.145
                                                                                   (b)$12.861
          Ending Number of AUs.................................................    (a)209,554
                                                                                   (b)4,514
-----------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$10.487
                                                                                   (b)$10.241
          Ending AUV...........................................................    (a)$7.827
                                                                                   (b)$7.623
          Ending Number of AUs.................................................    (a)68,444
                                                                                   (b)6,405
-----------------------------------------------------------------------------------------------


AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 9/30/11
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.492
                                                                                    (b)$11.297
          Ending AUV............................................................    (a)$11.921
                                                                                    (b)$11.687
          Ending Number of AUs..................................................    (a)370,923
                                                                                    (b)8,127
----------------------------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.204
                                                                                    (b)$10.962
          Ending AUV............................................................    (a)$8.428
                                                                                    (b)$8.210
          Ending Number of AUs..................................................    (a)20,515
                                                                                    (b)0
----------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$9.825
                                                                                    (b)$9.559
          Ending AUV............................................................    (a)$8.490
                                                                                    (b)$8.237
          Ending Number of AUs..................................................    (a)320,930
                                                                                    (b)6,648
----------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$13.030
                                                                                    (b)$12.775
          Ending AUV............................................................    (a)$9.844
                                                                                    (b)$9.624
          Ending Number of AUs..................................................    (a)364,033
                                                                                    (b)7,176
----------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.437
                                                                                    (b)$11.113
          Ending AUV............................................................    (a)$10.531
                                                                                    (b)$10.206
          Ending Number of AUs..................................................    (a)115,375
                                                                                    (b)5,984
----------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.775
                                                                                    (b)$10.565
          Ending AUV............................................................    (a)$8.142
                                                                                    (b)$7.962
          Ending Number of AUs..................................................    (a)72,403
                                                                                    (b)0
----------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$8.914
                                                                                    (b)$8.726
          Ending AUV............................................................    (a)$6.595
                                                                                    (b)$6.430
          Ending Number of AUs..................................................    (a)16,776
                                                                                    (b)0
----------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND, SERIES II SHARES
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$12.667
                                                                                    (b)$12.345
          Ending AUV............................................................    (a)$10.216
                                                                                    (b)$9.916
          Ending Number of AUs..................................................    (a)7,922
                                                                                    (b)0
----------------------------------------------------------------------------------------------


AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 9/30/11
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.287
                                                                                    (b)$10.105
          Ending AUV............................................................    (a)$8.164
                                                                                    (b)$7.998
          Ending Number of AUs..................................................    (a)481,100
                                                                                    (b)8,213
----------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.624
                                                                                    (b)$10.444
          Ending AUV............................................................    (a)$8.474
                                                                                    (b)$8.307
          Ending Number of AUs..................................................    (a)552,695
                                                                                    (b)11,711
----------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$9.631
                                                                                    (b)$9.478
          Ending AUV............................................................    (a)$7.594
                                                                                    (b)$7.453
          Ending Number of AUs..................................................    (a)278,675
                                                                                    (b)4,999
----------------------------------------------------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.940
                                                                                    (b)$11.776
          Ending AUV............................................................    (a)$10.694
                                                                                    (b)$10.518
          Ending Number of AUs..................................................    (a)278,154
                                                                                    (b)2,804
----------------------------------------------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.962
                                                                                    (b)$11.751
          Ending AUV............................................................    (a)$9.412
                                                                                    (b)$9.221
          Ending Number of AUs..................................................    (a)33,449
                                                                                    (b)0
----------------------------------------------------------------------------------------------
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.797
                                                                                    (b)$11.621
          Ending AUV............................................................    (a)$9.851
                                                                                    (b)$9.677
          Ending Number of AUs..................................................    (a)586,804
                                                                                    (b)0
----------------------------------------------------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$12.011
                                                                                    (b)$11.829
          Ending AUV............................................................    (a)$10.326
                                                                                    (b)$10.142
          Ending Number of AUs..................................................    (a)433,563
                                                                                    (b)0
----------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.355
                                                                                    (b)$11.141
          Ending AUV............................................................    (a)$9.391
                                                                                    (b)$9.188
          Ending Number of AUs..................................................    (a)166,481
                                                                                    (b)2,130
----------------------------------------------------------------------------------------------


AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 9/30/11
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.300
                                                                                    (b)$11.078
          Ending AUV............................................................    (a)$9.192
                                                                                    (b)$8.987
          Ending Number of AUs..................................................    (a)502,695
                                                                                    (b)10,105
----------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.046
                                                                                    (b)$10.820
          Ending AUV............................................................    (a)$9.822
                                                                                    (b)$9.594
          Ending Number of AUs..................................................    (a)97,904
                                                                                    (b)7,211
----------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$13.159
                                                                                    (b)$12.925
          Ending AUV............................................................    (a)$9.991
                                                                                    (b)$9.787
          Ending Number of AUs..................................................    (a)142,423
                                                                                    (b)2,557
----------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$13.442
                                                                                    (b)$12.901
          Ending AUV............................................................    (a)$9.025
                                                                                    (b)$8.637
          Ending Number of AUs..................................................    (a)54,522
                                                                                    (b)6,296
----------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$8.573
                                                                                    (b)$8.416
          Ending AUV............................................................    (a)$7.198
                                                                                    (b)$7.047
          Ending Number of AUs..................................................    (a)437,034
                                                                                    (b)8,501
----------------------------------------------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.594
                                                                                    (b)$11.441
          Ending AUV............................................................    (a)$11.742
                                                                                    (b)$11.556
          Ending Number of AUs..................................................    (a)466,883
                                                                                    (b)11,475
----------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.256
                                                                                    (b)$11.052
          Ending AUV............................................................    (a)$8.425
                                                                                    (b)$8.249
          Ending Number of AUs..................................................    (a)394,829
                                                                                    (b)7,502
----------------------------------------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$13.036
                                                                                    (b)$12.811
          Ending AUV............................................................    (a)$9.576
                                                                                    (b)$9.386
          Ending Number of AUs..................................................    (a)668,237
                                                                                    (b)15,972
----------------------------------------------------------------------------------------------


AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 9/30/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$11.172
                                                                                   (b)$10.911
          Ending AUV...........................................................    (a)$9.274
                                                                                   (b)$9.036
          Ending Number of AUs.................................................    (a)9,931
                                                                                   (b)186
-----------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$13.091
                                                                                   (b)$12.774
          Ending AUV...........................................................    (a)$11.388
                                                                                   (b)$11.083
          Ending Number of AUs.................................................    (a)17,125
                                                                                   (b)2,243
-----------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................................    (a)$12.874
                                                                                   (b)$12.648
          Ending AUV...........................................................    (a)$13.156
                                                                                   (b)$12.890
          Ending Number of AUs.................................................    (a)1,003,634
                                                                                   (b)23,498
-----------------------------------------------------------------------------------------------


AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
   US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                    INCEPTION TO
                                                                                       9/30/11
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$9.245
                                                                                    (b)$9.169
          Ending AUV............................................................    (a)$7.080
                                                                                    (b)$7.014
          Ending Number of AUs..................................................    (a)3,591
                                                                                    (b)7,453
------------------------------------------------------------------------------------------------

ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.189
                                                                                    (b)$11.038
          Ending AUV............................................................    (a)$9.050
                                                                                    (b)$8.919
          Ending Number of AUs..................................................    (a)0
                                                                                    (b)0
------------------------------------------------------------------------------------------------

AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.805
                                                                                    (b)$10.695
          Ending AUV............................................................    (a)$9.281
                                                                                    (b)$9.177
          Ending Number of AUs..................................................    (a)3,648
                                                                                    (b)0
------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$12.200
                                                                                    (b)$12.079
          Ending AUV............................................................    (a)$9.453
                                                                                    (b)$9.350
          Ending Number of AUs..................................................    (a)24,979
                                                                                    (b)24,356
------------------------------------------------------------------------------------------------

AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.079
                                                                                    (b)$9.985
          Ending AUV............................................................    (a)$8.290
                                                                                    (b)$8.204
          Ending Number of AUs..................................................    (a)12,174
                                                                                    (b)3,084
------------------------------------------------------------------------------------------------

AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.039
                                                                                    (b)$10.938
          Ending AUV............................................................    (a)$8.865
                                                                                    (b)$8.775
          Ending Number of AUs..................................................    (a)16,996
                                                                                    (b)9,060
------------------------------------------------------------------------------------------------

ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$12.072
                                                                                    (b)$11.908
          Ending AUV............................................................    (a)$10.572
                                                                                    (b)$10.417
          Ending Number of AUs..................................................    (a)0
                                                                                    (b)9,988
------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                    INCEPTION TO
                                                                                       9/30/11
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.201
                                                                                    (b)$11.098
          Ending AUV............................................................    (a)$10.003
                                                                                    (b)$9.900
          Ending Number of AUs..................................................    (a)0
                                                                                    (b)0
------------------------------------------------------------------------------------------------

BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.224
                                                                                    (b)$11.082
          Ending AUV............................................................    (a $9.102
                                                                                    (b)$8.977
          Ending Number of AUs..................................................    (a)5,784
                                                                                    (b)3,517
------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$14.590
                                                                                    (b)$14.408
          Ending AUV............................................................    (a)$11.281
                                                                                    (b)$11.128
          Ending Number of AUs..................................................    (a)6,490
                                                                                    (b)6,821
------------------------------------------------------------------------------------------------

CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.361
                                                                                    (b)$10.267
          Ending AUV............................................................    (a)$8.575
                                                                                    (b)$8.488
          Ending Number of AUs..................................................    (a)0
                                                                                    (b)0
------------------------------------------------------------------------------------------------

CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$9.805
                                                                                    (b)$9.695
          Ending AUV............................................................    (a)$9.714
                                                                                    (b)$9.596
          Ending Number of AUs..................................................    (a)0
                                                                                    (b)0
------------------------------------------------------------------------------------------------

CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$13.837
                                                                                    (b)$13.716
          Ending AUV............................................................    (a)$13.696
                                                                                    (b)$13.562
          Ending Number of AUs..................................................    (a)32,511
                                                                                    (b)14,019
------------------------------------------------------------------------------------------------

DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.512
                                                                                    (b)$10.419
          Ending AUV............................................................    (a)$8.380
                                                                                    (b)$8.297
          Ending Number of AUs..................................................    (a)8,803
                                                                                    (b)12,197
------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                    INCEPTION TO
                                                                                       9/30/11
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.210
                                                                                    (b)$11.098
          Ending AUV............................................................    (a)$10.342
                                                                                    (b)$10.228
          Ending Number of AUs..................................................    (a)680
                                                                                    (b)1,488
------------------------------------------------------------------------------------------------

EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$14.642
                                                                                    (b)$14.502
          Ending AUV............................................................    (a)$9.551
                                                                                    (b)$9.449
          Ending Number of AUs..................................................    (a)8,504
                                                                                    (b)3,461
------------------------------------------------------------------------------------------------

EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.139
                                                                                    (b)$10.038
          Ending AUV............................................................    (a)$8.543
                                                                                    (b)$8.448
          Ending Number of AUs..................................................    (a)0
                                                                                    (b)0
------------------------------------------------------------------------------------------------

FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.612
                                                                                    (b)$10.514
          Ending AUV............................................................    (a)$7.864
                                                                                    (b)$7.783
          Ending Number of AUs..................................................    (a)30,548
                                                                                    (b)32,319
------------------------------------------------------------------------------------------------

FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.129
                                                                                    (b)$10.995
          Ending AUV............................................................    (a)$9.778
                                                                                    (b)$9.650
          Ending Number of AUs..................................................    (a)40,925
                                                                                    (b)11,461
------------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$9.988
                                                                                    (b)$9.887
          Ending AUV............................................................    (a)$8.235
                                                                                    (b)$8.143
          Ending Number of AUs..................................................    (a)1,715
                                                                                    (b)0
------------------------------------------------------------------------------------------------

FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.199
                                                                                    (b)$11.108
          Ending AUV............................................................    (a)$8.794
                                                                                    (b)$8.713
          Ending Number of AUs..................................................    (a)0
                                                                                    (b)0
------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                    INCEPTION TO
                                                                                       9/30/11
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$12.971
                                                                                    (b)$12.853
          Ending AUV............................................................    (a)$13.145
                                                                                    (b)$13.012
          Ending Number of AUs..................................................    (a)30,018
                                                                                    (b)3,113
------------------------------------------------------------------------------------------------

GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.487
                                                                                    (b)$10.367
          Ending AUV............................................................    (a)$7.827
                                                                                    (b)$7.730
          Ending Number of AUs..................................................    (a)2,492
                                                                                    (b)2,991
------------------------------------------------------------------------------------------------

GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.492
                                                                                    (b)$11.395
          Ending AUV............................................................    (a)$11.921
                                                                                    (b)$11.808
          Ending Number of AUs..................................................    (a)26,928
                                                                                    (b)8,399
------------------------------------------------------------------------------------------------

GROWTH - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.204
                                                                                    (b)$11.113
          Ending AUV............................................................    (a)$8.428
                                                                                    (b)$8.350
          Ending Number of AUs..................................................    (a)541
                                                                                    (b)0
------------------------------------------------------------------------------------------------

GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$9.825
                                                                                    (b)$9.721
          Ending AUV............................................................    (a)$8.490
                                                                                    (b) $8.391
          Ending Number of AUs..................................................    (a)8,960
                                                                                    (b)9,046
------------------------------------------------------------------------------------------------

GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$13.030
                                                                                    (b)$12.883
          Ending AUV............................................................    (a)$9.844
                                                                                    (b)$9.722
          Ending Number of AUs..................................................    (a)6,452
                                                                                    (b)12,626
------------------------------------------------------------------------------------------------

HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.437
                                                                                    (b)$11.296
          Ending AUV............................................................    (a)$10.531
                                                                                    (b)$10.391
          Ending Number of AUs..................................................    (a)1,954
                                                                                    (b)0
------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                    INCEPTION TO
                                                                                       9/30/11
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.775
                                                                                    (b)$10.684
          Ending AUV............................................................    (a)$8.142
                                                                                    (b)$8.065
          Ending Number of AUs..................................................    (a)1,560
                                                                                    (b)0
------------------------------------------------------------------------------------------------

INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$8.914
                                                                                    (b)$8.832
          Ending AUV............................................................    (a)$6.595
                                                                                    (b)$6.527
          Ending Number of AUs..................................................    (a)18,343
                                                                                    (b)922
------------------------------------------------------------------------------------------------

INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND, SERIES II SHARES
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$12.667
                                                                                    (b)$12.549
          Ending AUV............................................................    (a)$10.216
                                                                                    (b)$10.109
          Ending Number of AUs..................................................    (a)2,799
                                                                                    (b)2,287
------------------------------------------------------------------------------------------------

INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.287
                                                                                    (b)$10.191
          Ending AUV............................................................    (a)$8.164
                                                                                    (b)$8.079
          Ending Number of AUs..................................................    (a)6,442
                                                                                    (b)12,527
------------------------------------------------------------------------------------------------

INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.624
                                                                                    (b)$10.535
          Ending AUV............................................................    (a)$8.474
                                                                                    (b)$8.394
          Ending Number of AUs..................................................    (a)8,010
                                                                                    (b)16,701
------------------------------------------------------------------------------------------------

LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$9.631
                                                                                    (b)$9.559
          Ending AUV............................................................    (a)$7.594
                                                                                    (b)$7.529
          Ending Number of AUs..................................................    (a)7,435
                                                                                    (b)8,537
------------------------------------------------------------------------------------------------

MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.940
                                                                                    (b)$11.883
          Ending AUV............................................................    (a)$10.694
                                                                                    (b)$10.632
          Ending Number of AUs..................................................    (a)27,088
                                                                                    (b)0
------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                    INCEPTION TO
                                                                                       9/30/11
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.962
                                                                                    (b)$11.881
          Ending AUV............................................................    (a)$9.412
                                                                                    (b)$9.338
          Ending Number of AUs..................................................    (a)7,425
                                                                                    (b)0
------------------------------------------------------------------------------------------------

MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.797
                                                                                    (b)$11.730
          Ending AUV............................................................    (a)$9.851
                                                                                    (b)$9.785
          Ending Number of AUs..................................................    (a)12,973
                                                                                    (b)2,406
------------------------------------------------------------------------------------------------

MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$12.011
                                                                                    (b)$11.942
          Ending AUV............................................................    (a)$10.326
                                                                                    (b)$10.256
          Ending Number of AUs..................................................    (a)32,937
                                                                                    (b)11,802
------------------------------------------------------------------------------------------------

MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.355
                                                                                    (b)$11.236
          Ending AUV............................................................    (a)$9.391
                                                                                    (b)$9.283
          Ending Number of AUs..................................................    (a)4,690
                                                                                    (b)4,198
------------------------------------------------------------------------------------------------

MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.300
                                                                                    (b)$11.173
          Ending AUV............................................................    (a)$9.192
                                                                                    (b)$9.079
          Ending Number of AUs..................................................    (a)9,684
                                                                                    (b)15,440
------------------------------------------------------------------------------------------------

MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.046
                                                                                    (b)$10.924
          Ending AUV............................................................    (a)$9.822
                                                                                    (b)$9.703
          Ending Number of AUs..................................................    (a)2,179
                                                                                    (b)0
------------------------------------------------------------------------------------------------

MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$13.159
                                                                                    (b)$13.047
          Ending AUV............................................................    (a)$9.991
                                                                                    (b)$9.896
          Ending Number of AUs..................................................    (a)3,355
                                                                                    (b)3,938
------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                    INCEPTION TO
                                                                                       9/30/11
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$13.442
                                                                                    (b)$13.311
          Ending AUV............................................................    (a)$9.025
                                                                                    (b)$8.928
          Ending Number of AUs..................................................    (a)4,315
                                                                                    (b)3,726
------------------------------------------------------------------------------------------------

REAL ESTATE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$8.573
                                                                                    (b)$8.489
          Ending AUV............................................................    (a)$7.198
                                                                                    (b)$7.120
          Ending Number of AUs..................................................    (a)9,545
                                                                                    (b)16,614
------------------------------------------------------------------------------------------------

REAL RETURN - SST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.594
                                                                                    (b)$11.606
          Ending AUV............................................................    (a)$11.742
                                                                                    (b)$11.742
          Ending Number of AUs..................................................    (a)14,000
                                                                                    (b)12,497
------------------------------------------------------------------------------------------------

SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.256
                                                                                    (b)$11.149
          Ending AUV............................................................    (a)$8.425
                                                                                    (b)$8.336
          Ending Number of AUs..................................................    (a)5,486
                                                                                    (b)12,386
------------------------------------------------------------------------------------------------

SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$13.036
                                                                                    (b)$12.907
          Ending AUV............................................................    (a)$9.576
                                                                                    (b)$9.471
          Ending Number of AUs..................................................    (a)19,421
                                                                                    (b)20,911
------------------------------------------------------------------------------------------------

TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.172
                                                                                    (b)$11.037
          Ending AUV............................................................    (a)$9.274
                                                                                    (b)$9.152
          Ending Number of AUs..................................................    (a)508
                                                                                    (b)0
------------------------------------------------------------------------------------------------

TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$13.091
                                                                                    (b)$12.920
          Ending AUV............................................................    (a)$11.388
                                                                                    (b)$11.227
          Ending Number of AUs..................................................    (a)1,654
                                                                                    (b)0
------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                    INCEPTION TO
                                                                                       9/30/11
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$12.874
                                                                                    (b)$12.752
          Ending AUV............................................................    (a)$13.156
                                                                                    (b)$13.019
          Ending Number of AUs..................................................    (a)41,603
                                                                                    (b)28,449
------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
   PROSPECTUS PROVISION            AVAILABILITY OR VARIATION               STATES
-------------------------------------------------------------------- ----------------
 Administration Charge     Contract Maintenance Fee is $30.           New Mexico
-------------------------------------------------------------------- ----------------
 Administration Charge     Charge will be deducted pro-rata from      New York
                           Variable Portfolios only.                  Oregon
                                                                      Texas
                                                                      Washington
-------------------------------------------------------------------- ----------------
 Annuity Date              You may switch to the Income Phase any     Florida
                           time after your first contract
                           anniversary.
-------------------------------------------------------------------- ----------------
 Annuity Date              You may begin the Income Phase any time    New York
                           13 or more months after contract issue.
-------------------------------------------------------------------- ----------------
 Free Look                 If you are age 65 or older on the          Arizona
                           contract issue date, the Free Look
                           period is 30 days.
-------------------------------------------------------------------- ----------------
 Free Look                 If you are age 60 or older on the          California
                           contract issue date, the Free Look
                           period is 30 days.
-------------------------------------------------------------------- ----------------
 Free Look                 If you are age 64 and under on the         Florida
                           contract issue date, the Free Look
                           period is 14 days and if you are age 65
                           and older on the contract issue date,
                           the Free Look period is 21 days.
-------------------------------------------------------------------- ----------------
 Free Look                 The Free Look period is 20 days.           Idaho
                                                                      North Dakota
                                                                      Rhode Island
                                                                      Texas
-------------------------------------------------------------------- ----------------
 Free Look                 The Free Look amount is calculated as      New York
                           the greater of (1) Purchase Payments or
                           (2) the value of your contract on the
                           day we receive your request in Good
                           Order at the Annuity Service Center.
-------------------------------------------------------------------- ----------------
 Minimum Contract Value    The minimum remaining contract value       Texas
                           after a partial withdrawal must be
                           $2,000.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0.50%     California
                           for Qualified contracts and 2.35% for
                           Non-Qualified contracts based on
                           contract value when you begin the Income
                           Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Maine
                           Qualified contracts and 2.0% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Nevada
                           Qualified contracts and 3.5% for Non-
                           Qualified contracts based on contract
                           value when you begin the Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               For the first $500,000 in the contract,    South Dakota
                           we deduct premium tax charges of 0% for
                           Qualified contracts and 1.25% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase. For any amount in excess
                           of $500,000 in the contract, we deduct
                           front-end premium tax charges of 0% for
                           Qualified contracts and 0.80% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 1.0%      West Virginia
                           for Qualified contracts and 1.0% for
                           Non-Qualified contracts based on
                           contract value when you begin the Income
                           Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Wyoming
                           Qualified contracts and 1.0% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 Purchase Payment Age      The Purchase Payment Age Limit is the      Kentucky
 Limit                     later of six years after contract issue    Minnesota
                           or the Owner's 66th birthday               Oklahoma
                                                                      Texas
-------------------------------------------------------------------- ----------------
 Purchase Payment Age      The Purchase Payment Age Limit is the      Washington
 Limitation                later of two years after contract issue
                           or the Owner's 62nd birthday
-------------------------------------------------------------------- ----------------
 SunAmerica Income Plus,   Charge will be deducted pro-rata from      New York
 SunAmerica Income         Variable Portfolios only.                  Oregon
 Builder                                                              Texas
                                                                      Washington
-------------------------------------------------------------------- ----------------
 Transfer Privilege        Any transfer over the limit of 15 will     Pennsylvania
                           incur a $10 transfer fee.                  Texas
-------------------------------------------------------------------- ----------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             APPENDIX C - FORMULA FOR CALCULATING AND EXAMPLE OF THE
            SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The fee for SunAmerica Income Plus and SunAmerica Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.



------------------------------------------------------------------------------------
                                                                           MAXIMUM
                                                                         ANNUALIZED
                                                                          FEE RATE
                                                                         DECREASE OR
                                                                          INCREASE
                                 INITIAL       MAXIMUM       MINIMUM        EACH
          NUMBER OF              ANNUAL        ANNUAL        ANNUAL        BENEFIT
       COVERED PERSONS          FEE RATE      FEE RATE      FEE RATE      QUARTER*
------------------------------------------------------------------------------------
 One Covered Person               1.10%         2.20%         0.60%       +/-0.25%
------------------------------------------------------------------------------------
 Two Covered Persons              1.35%         2.70%         0.60%       +/-0.25%
------------------------------------------------------------------------------------




* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).



The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the Average Value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.



The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:



INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX  20)]



You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.




EXAMPLE


ASSUME YOU ELECT SUNAMERICA INCOME PLUS FOR ONE COVERED PERSON AND YOU INVEST A SINGLE PURCHASE PAYMENT OF $100,000 WITH NO ADDITIONAL PURCHASE PAYMENTS AND NO WITHDRAWALS BEFORE THE 16TH BENEFIT QUARTER. ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS
FOLLOWS:



--------------------------------------------------------------------
                 AVERAGE     CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX         VALUE*       FEE RATE     FEE RATE**
--------------------------------------------------------------------
     1st          24.82          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     2nd          21.49          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     3rd          24.16          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     4th          19.44          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     5th          16.88         0.94%         0.94%        0.2350%
--------------------------------------------------------------------



* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

** The Quarterly Fee Rate is the Annual Fee Rate divided by 4.




   IN THE 5TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:


STEP 1: CALCULATION OF THE ANNUAL FEE RATE


     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]


     1.10% + [0.05% x (16.88 - 20)]

     1.10% +[0.05% x (-3.12)]

     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.


The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:



--------------------------------------------------------------------
                 AVERAGE     CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX          VALUE       FEE RATE      FEE RATE
--------------------------------------------------------------------
     6th          20.00         1.10%         1.10%        0.2750%
--------------------------------------------------------------------
     7th          25.57         1.38%         1.35%        0.3375%
--------------------------------------------------------------------
     8th          30.22         1.61%         1.60%        0.4000%
--------------------------------------------------------------------
     9th          26.02         1.40%         1.40%        0.3500%
--------------------------------------------------------------------
    10th          22.83         1.24%         1.24%        0.3100%
--------------------------------------------------------------------
    11th          19.88         1.09%         1.09%        0.2725%
--------------------------------------------------------------------
    12th          20.60         1.13%         1.13%        0.2825%
--------------------------------------------------------------------
    13th          14.44         0.82%         0.88%        0.2200%
--------------------------------------------------------------------
    14th          13.41         0.77%         0.77%        0.1925%
--------------------------------------------------------------------
    15th          9.11          0.56%         0.60%        0.1500%
--------------------------------------------------------------------
    16th          16.30         0.92%         0.85%        0.2125%
--------------------------------------------------------------------




IN THE 7TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:


STEP 1: CALCULATION OF THE ANNUAL FEE RATE


     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]


     1.10% + [0.05% x (25.57 - 20)]

     1.10% + [0.05% x (5.57)]

     1.10% + (0.00278) = 1.38% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 1.38% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).




IN THE 13TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:


STEP 1: CALCULATION OF THE ANNUAL FEE RATE


     Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]


     1.10% + [0.05% x (14.44 - 20)]

     1.10% + [0.05% x (-5.56)]

     1.10% + (-0.00278) = 0.82% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).




IN THE 15TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:


STEP 1: CALCULATION OF THE ANNUAL FEE RATE


     Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]


     1.10% + [0.05% x (9.11 - 20)]

     1.10% + [0.05% x (-10.89)]

     1.10% + (-0.005445) = 0.56% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.


After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Average Value of the VIX, If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The following examples demonstrate how Purchase Payments invested and withdrawals taken from the contract affect the values and benefits of these living benefit features. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.



The examples below assume election of SunAmerica Income Plus Income Option 1 (one Covered Person).



EXAMPLE 1: INITIAL VALUES



The values shown below are based on the following assumptions:





     - Benefit Effective Date = contract issue date



     - Initial Purchase Payment = $100,000



     - Covered Person = Owner age 67 on the Benefit Effective Date



     - Income Option 1 Maximum Annual Withdrawal Percentage = 6%



-----------------------------------------------------------------------------------------------------
                                                                                            MAXIMUM
                                   ELIGIBLE                                   INCOME        ANNUAL
                                   PURCHASE      CONTRACT       INCOME        CREDIT      WITHDRAWAL
          VALUES AS OF             PAYMENTS        VALUE         BASE          BASE         AMOUNT
-----------------------------------------------------------------------------------------------------
     Benefit Effective Date        $100,000      $100,000      $100,000      $100,000       $6,000
-----------------------------------------------------------------------------------------------------




     - Income Base = Initial Purchase Payment = $100,000



     - Income Credit Base = Initial Purchase Payment = $100,000



     - Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage



          $100,000 x 6% = $6,000



EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHEST ANNIVERSARY VALUES



The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:



     - Subsequent Purchase Payment invested in the first contract year =
       $150,000



     - Subsequent Purchase Payment invested in the second contract year =
       $275,000



     - Subsequent Purchase Payment invested in the third contract year = $10,000



     - No withdrawals taken in the first 3 contract years



     - Contract values as shown below:



----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MAXIMUM
                              ELIGIBLE     INELIGIBLE                                  INCOME                      ANNUAL
                              PURCHASE      PURCHASE      CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
        VALUES AS OF          PAYMENTS      PAYMENTS        VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------------------------------------------------
  Benefit Effective Date      $100,000         $0         $100,000      $100,000      $100,000         --          $6,000
----------------------------------------------------------------------------------------------------------------------------
          Year 1              $150,000         $0         $245,000      $250,000      $250,000         --          $15,000
----------------------------------------------------------------------------------------------------------------------------
      1st Anniversary            --            --         $270,000      $270,000      $270,000       $15,000       $16,200
----------------------------------------------------------------------------------------------------------------------------
          Year 2              $250,000       $25,000      $545,000      $520,000      $520,000         --          $31,200
----------------------------------------------------------------------------------------------------------------------------
      2nd Anniversary            --            --         $555,000      $555,000      $555,000       $31,200       $33,300
----------------------------------------------------------------------------------------------------------------------------
          Year 3                 $0          $10,000      $565,000      $555,000      $555,000         --          $33,300
----------------------------------------------------------------------------------------------------------------------------
      3rd Anniversary            --            --         $590,000      $590,000      $590,000       $33,300       $35,400
----------------------------------------------------------------------------------------------------------------------------




     Eligible Purchase Payments



       - First contract year = $250,000 ($100,000 + $150,000 = $250,000)



       - Second contract year = $250,000 (second year Purchase Payments are capped at 100% of Purchase Payments received in contract year 1)

     Ineligible Purchase Payments



       - Second contract year = $25,000 ($275,000 - $250,000 = $25,000)



       - Third contract year = $10,000 (Purchase Payments received after the second contract year are ineligible)



The values of the feature are impacted by adding subsequent Purchase Payments as follows:



     - The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount (MAWA) are recalculated at the time each subsequent Eligible Purchase Payment is received.



       - In year 1, the Income Base and Income Credit Base were increased to $250,000 ($100,000 + $150,000); and the MAWA was increased to $15,000
         ($250,000 x 6%).



       - In year 2, the Income Base and Income Credit Base were increased to $520,000 ($270,000 + $250,000); and the MAWA was increased to $31,200
         ($520,000 x 6%).



       - In year 3, the Income Base and Income Credit Base remained the same at $555,000 ($555,000 + $0); and the MAWA remained the same at $33,300
         ($555,000 x 6%).



The values of the feature are impacted by attaining highest Anniversary Values as follows:



     - The Income Base and Income Credit Base are increased to the highest Anniversary Value on each anniversary if the contract value is greater than the current Income Base plus the Income Credit; and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the value of the Income Base.



       - On the 1st anniversary, the Income Base and Income Credit Base were increased to $270,000 ($270,000 is greater than $250,000 + $15,000);
         and the MAWA was increased to $16,200 ($270,000 x 6%).



       - On the 2nd anniversary, the Income Base and Income Credit Base were increased to $555,000 ($555,000 is greater than $520,000 + $31,200);
         and the MAWA was increased to $33,300 ($555,000 x 6%).



       - On the 3rd anniversary, the Income Base and Income Credit Base were increased to $590,000 ($590,000 is greater than $555,000 + $33,300);
         and the MAWA was increased to $35,400 ($590,000 x 6%).



EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS (UP TO THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)



The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:



     - Withdrawals of 5% of Income Base taken in the fourth and fifth contract year



     - Contract values as shown below



----------------------------------------------------------------------------------------------------------------
                                                                                                       MAXIMUM
                                                                           INCOME                      ANNUAL
                               WITHDRAWAL     CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
         VALUES AS OF             TAKEN         VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------------------------------------
       3rd Anniversary             --         $590,000      $590,000      $590,000       $33,300       $35,400
----------------------------------------------------------------------------------------------------------------
           Year 4                $29,500      $560,500      $590,000      $590,000         --          $35,400
----------------------------------------------------------------------------------------------------------------
       4th Anniversary             --         $561,500      $595,900      $590,000       $5,900        $35,754
----------------------------------------------------------------------------------------------------------------
           Year 5                $29,795      $531,705      $595,900      $590,000         --          $35,754
----------------------------------------------------------------------------------------------------------------
       5th Anniversary             --         $530,000      $601,800      $590,000       $5,900        $36,108
----------------------------------------------------------------------------------------------------------------




     - In year 4, $29,500 was withdrawn ($590,000 x 5%)



     - In year 5, $29,795 was withdrawn ($595,900 x 5%)



The values of the feature are impacted by withdrawals taken as follows:



     - The Income Base and Income Credit Base are not reduced because the amount of the withdrawal taken was less than the Maximum Annual Withdrawal Amount (MAWA)



       - In year 4, $29,500 was withdrawn and is less than the MAWA of $35,400



       - In year 5, $29,795 was withdrawn and is less than the MAWA of $35,754

     - The Income Credit Percentage used to determine the amount of the Income Credit added on the 4th and 5th anniversaries was reduced by the percent withdrawn (6% Income Credit Percentage - 5% withdrawal = 1% Income Credit Percentage)



Income Credit = $5,900 ($590,000 Income Credit Base x 1% Income Credit
                                   Percentage)



NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of Eligible Purchase Payments and when the Income Base is increased to the highest Anniversary Value (as shown in Example 2 above).



EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)



The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:



     - Withdrawals of 8% of Income Base taken in the sixth and seventh contract year



     - Contract values as shown below



----------------------------------------------------------------------------------------------------------------
                                                                                                       MAXIMUM
                                                                           INCOME                      ANNUAL
                               WITHDRAWAL     CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
         VALUES AS OF             TAKEN         VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------------------------------------
       5th Anniversary             --         $530,000      $601,800      $590,000       $5,900        $36,108
----------------------------------------------------------------------------------------------------------------
           Year 6                $48,144      $481,856      $587,116      $575,604         --          $35,227
----------------------------------------------------------------------------------------------------------------
       6th Anniversary             --         $490,000      $587,116      $575,604         $0          $35,227
----------------------------------------------------------------------------------------------------------------
           Year 7                $46,969      $443,031      $571,968      $560,753         --          $34,318
----------------------------------------------------------------------------------------------------------------
       7th Anniversary             --         $450,000      $571,968      $560,753         $0          $34,318
----------------------------------------------------------------------------------------------------------------




The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount (MAWA) as follows:



     - The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA



       - In year 6, the reduction proportion is 2.44% ([$48,144 - $36,108] / [$530,000 - $36,108]); the reduced Income Base is $587,116 ($601,800 x
         [1 - 2.44%]); and the reduced Income Credit Base is $575,604 ($590,000 x [1 - 2.44%]).



       - In year 7, the reduction proportion is 2.58% ([$46,969 - $35,227] / [$490,000 - $35,227]); the reduced Income Base is $571,968 ($587,116 x
         [1 - 2.58%]); and the reduced Income Credit Base is $560,753 ($575,604 x [1 - 2.58%]).



     - The Income Credit Percentage is reduced to 0% because the withdrawal taken was in excess of the MAWA.



     - The MAWA is recalculated based on the reduced Income Base.



EXAMPLE 5: PROTECTED INCOME PAYMENT



The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:



     - Contract value as shown below and reduced to $0 in Year 11 due to market conditions



     - No withdrawals taken after the seventh contract year



----------------------------------------------------------------------------------------------------------------
                                                                                         MAXIMUM
                                                             INCOME                      ANNUAL       PROTECTED
                                CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL      INCOME
         VALUES AS OF             VALUE         BASE          BASE         CREDIT        AMOUNT        PAYMENT
----------------------------------------------------------------------------------------------------------------
       7th Anniversary          $450,000      $571,968      $560,753         $0          $34,318         --
----------------------------------------------------------------------------------------------------------------
       8th Anniversary          $250,000      $605,613      $560,753       $33,645       $36,337         --
----------------------------------------------------------------------------------------------------------------
       9th Anniversary          $150,000      $639,258      $560,753       $33,645       $38,355         --
----------------------------------------------------------------------------------------------------------------
      10th Anniversary           $50,000      $672,903      $560,753       $33,645       $40,374         --
----------------------------------------------------------------------------------------------------------------
           Year 11                 $0         $672,903      $560,753       $33,645       $40,374         --
----------------------------------------------------------------------------------------------------------------
      11th Anniversary             $0         $672,903      $560,753       $33,645       $40,374       $26,916
----------------------------------------------------------------------------------------------------------------




     - The Protected Income Payment of $26,916 ($672,903 x 4%) will be paid for the lifetime of the Covered Person.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  APPENDIX E -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 23, 2012
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


None of the Living Benefits described below are currently gain offered.



TABLE OF CONTENTS
SunAmerica Income Plus.....................  E-1
SunAmerica Income Plus Fee.................  E-3
SunAmerica Income Builder..................  E-1
SunAmerica Income Builder Fee..............  E-3
MarketLock For Life........................  E-3
MarketLock For Life Plus Fee...............  E-6




SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER


If your contract was issued prior to January 23, 2012 and you elected the optional SunAmerica Income Plus or SunAmerica Income Builder living benefits, the following provisions are applicable to the feature you elected. All other SunAmerica Income Plus and SunAmerica Income Builder provisions discussed in the prospectus above apply to your elected feature except for the following:

Under LIVING BENEFIT DEFINED TERMS, the terms "Eligible Purchase Payments" and "Investment Requirements" are defined as follows:

     ELIGIBLE PURCHASE PAYMENTS


     Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base and Income Credit Base. The calculation of Eligible Purchase Payments does not include Income Credits or the Continuation Contribution, if any. However, Continuation Contributions, if any, are included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval.


----------------------------------------
                             SUBSEQUENT
                              CONTRACT
    FIRST CONTRACT YEAR         YEARS
----------------------------------------
 100% of Purchase Payments  Purchase
 Received                   Payments
                            received in
                            contract
                            years 2-5,
                            capped at
                            200% of
                            Purchase
                            Payments
                            received in
                            the first
                            contract
                            year
----------------------------------------


     INVESTMENT REQUIREMENTS


     We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account ("Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, (the "Flexible Allocation"), must be allocated by you in accordance with the investment options outlined under "ARE THERE ANY INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" BELOW.


     The following Living Benefit Defined Terms do not apply to the SunAmerica Income Plus or SunAmerica Income Builder you elected: "Custom Allocation Income Option" and "Dynamic Allocation Income Option."


Under the question, "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" the income options under SunAmerica Income Plus and SunAmerica Income Builder are as follows:

SUNAMERICA INCOME PLUS

----------------------------------------------------------------------
                           INCOME OPTION 1         INCOME OPTION 2
      NUMBER OF         ----------------------------------------------
   COVERED PERSONS       MAXIMUM    PROTECTED    MAXIMUM    PROTECTED
  AND AGE OF YOUNGER     ANNUAL      INCOME      ANNUAL       INCOME
    COVERED PERSON     WITHDRAWAL    PAYMENT   WITHDRAWAL    PAYMENT
 AT FIRST WITHDRAWAL*  PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
----------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)      6.0%       3.0%**       6.0%        3.0%**
----------------------------------------------------------------------
 One Covered Person
 (Age 65 and Older)        6.0%       4.0%         7.0%        3.0%
----------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)      5.5%       3.0%***      5.5%        3.0%***
----------------------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)        5.5%       4.0%         6.5%        3.0%
----------------------------------------------------------------------


SUNAMERICA INCOME BUILDER

----------------------------------------------------------------------
                           INCOME OPTION 1         INCOME OPTION 2
      NUMBER OF         ----------------------------------------------
   COVERED PERSONS       MAXIMUM    PROTECTED    MAXIMUM    PROTECTED
  AND AGE OF YOUNGER     ANNUAL      INCOME      ANNUAL       INCOME
    COVERED PERSON     WITHDRAWAL    PAYMENT   WITHDRAWAL    PAYMENT
 AT FIRST WITHDRAWAL*  PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
----------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)      5.5%       3.0%**       5.5%        3.0%**
----------------------------------------------------------------------
 One Covered Person
 (Age 65 and Older)        5.5%       4.0%         6.5%        3.0%
----------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)      5.0%       3.0%***      5.0%        3.0%***
----------------------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)        5.0%       4.0%         6.0%        3.0%
----------------------------------------------------------------------



     * If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.


    ** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

   *** If Two Covered Persons are elected, the Protected Income Payment
       Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.

Under the question, "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" the investment requirements under SunAmerica Income Plus or SunAmerica Income Builder are as follows:

Are there investment requirements if I elect SunAmerica Income Plus or SunAmerica Income Builder?


Yes. We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus or SunAmerica Income Builder. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. The remaining 90% of every Purchase Payment and Continuation Contribution, if any (the "Flexible Allocation"), must be allocated by you in accordance with the investment requirements outlined below. As a result, there is a risk that the overall return of 90% of every Purchase Payment and Continuation Contribution may not be as high as the overall return of the entire Purchase Payment and Continuation Contribution invested in the Flexible Allocation.


Your Flexible Allocation must comply with the investment requirements in one of four ways.

FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:

------------------------------------------------------------------------------
---------------- -------------------------------------------------------------
 Option 1         Invest in one of three available Polaris Portfolio Allocator
                  Models:
                    Model 1, Model 2 or Model 3
                  or
                  Invest in one of three available 50%-50% Combination Models:
                    Model 1, Model 2 or Model 3
 Option 2         Invest in one or more of the following balanced Variable
                  Portfolios:
                    American Funds Asset Allocation SAST
                    Asset Allocation
                    Balanced
                    Franklin Income Securities Fund
                    Managed Allocation Balanced
                    Managed Allocation Moderate
                    Managed Allocation Moderate Growth
                    MFS Total Return
                    SunAmerica Dynamic Allocation Portfolio
---------------- -------------------------------------------------------------
 Option 3         Invest in the Cash Management Variable Portfolio
---------------- -------------------------------------------------------------


FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:

------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT                AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. BOND, CASH AND         Minimum 20%      Cash Management
    FIXED                  Maximum 90%      Corporate Bond
    ACCOUNTS                                Global Bond
                                            Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS*
                                            6-Month DCA
                                            1-Year DCA
                                            2-Year DCA

                                            FIXED ACCOUNTS
                                            1-Year Fixed (if available)
------------------------------------------------------------------------------------
 B. EQUITY                 Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation SAST
                                            American Funds Global Growth SAST
                                            American Funds Growth SAST
                                            American Funds Growth-Income SAST
                                            Asset Allocation
                                            Balanced
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Fund
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco Van Kampen V.I. Capital Growth
                                              Fund, Series II Shares
                                            Invesco Van Kampen V.I. Comstock Fund,
                                              Series II Shares
                                            Invesco Van Kampen V.I. Growth and
                                              Income Fund, Series II Shares
                                            Lord Abbett Growth and Income
                                            Managed Allocation Balanced
                                            Managed Allocation Growth
                                            Managed Allocation Moderate
                                            Managed Allocation Moderate Growth
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            SunAmerica Dynamic Allocation Portfolio
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. LIMITED EQUITY         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology
------------------------------------------------------------------------------------


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

Under the question, "WHAT IS THE FEE FOR SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" the fee for

SunAmerica Income Plus or SunAmerica Income Builder is as follows:

What is the fee for SunAmerica Income Plus and SunAmerica Income Builder?


The fee for SunAmerica Income Plus and SunAmerica Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington, the fee will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------


* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).


The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above. Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.



Since the fee rate is assessed against the Income Base, an increase in the Income Base due to the addition of an Income Credit, attaining a higher Anniversary Value or the addition of subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.


If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

MARKETLOCK FOR LIFE


MarketLock For Life is no longer available for election. If your contract was issued prior to January 23, 2012 and you elected the MarketLock For Life living benefit, the following provisions apply.


How does MarketLock For Life work?

MarketLock For Life locks in the highest contract anniversary value in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date.

You may elect to extend the Income Base Evaluation Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

What determines the amount I can receive each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
                                                       MAXIMUM ANNUAL
           AGE OF THE COVERED PERSON AT                  WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday        5% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday                6% of Income Base
------------------------------------------------------------------------

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
  AGE OF THE YOUNGER COVERED PERSON OR SURVIVING       MAXIMUM ANNUAL
                 COVERED PERSON AT                       WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday      4.75% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday              5.75% of Income Base
------------------------------------------------------------------------


Are there investment requirements if I elect MarketLock For Life?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations, in one of four ways:

------------------------------------------------------------------------------
---------------- -------------------------------------------------------------
 1                Invest in one of three available Polaris Portfolio Allocator
                  Models:
                    Model 1, Model 2 or Model 3
                  or
                  Invest in one of three available 50%-50% Combination Models:
                    Model 1, Model 2 or Model 3
 2                Invest in one or more of the following balanced Variable
                  Portfolios:
                    American Funds Asset Allocation SAST
                    Asset Allocation
                    Balanced
                    Franklin Income Securities Fund
                    Managed Allocation Balanced
                    Managed Allocation Moderate
                    Managed Allocation Moderate Growth
                    MFS Total Return
                    SunAmerica Dynamic Allocation Portfolio
---------------- -------------------------------------------------------------
 3                Invest in the Cash Management Variable Portfolio
---------------- -------------------------------------------------------------
 4                In accordance with the requirements outlined in the table
                  below:
---------------- -------------------------------------------------------------



------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT                AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. BOND, CASH AND         Minimum 20%      Cash Management
    FIXED                  Maximum 90%      Corporate Bond
    ACCOUNTS                                Global Bond
                                            Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS*
                                            6-Month DCA
                                            1-Year DCA
                                            2-Year DCA

                                            FIXED ACCOUNTS
                                            1-Year Fixed (if available)
------------------------------------------------------------------------------------
 B. EQUITY                 Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation SAST
                                            American Funds Global Growth SAST
                                            American Funds Growth SAST
                                            American Funds Growth-Income SAST
                                            Asset Allocation
                                            Balanced
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Fund
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco Van Kampen V.I. Capital Growth
                                              Fund, Series II Shares
                                            Invesco Van Kampen V.I. Comstock Fund,
                                              Series II Shares
                                            Invesco Van Kampen V.I. Growth and
                                              Income Fund, Series II Shares
                                            Lord Abbett Growth and Income
                                            Managed Allocation Balanced
                                            Managed Allocation Growth
                                            Managed Allocation Moderate
                                            Managed Allocation Moderate Growth
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            SunAmerica Dynamic Allocation Portfolio
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. LIMITED EQUITY         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology
------------------------------------------------------------------------------------


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better or worse investment returns by allocating your investments more aggressively. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.



Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.



REBALANCING AND INVESTMENT REQUIREMENTS



We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.



Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.



If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS.


What are the factors used to calculate MarketLock For Life?

The benefit offered by MarketLock For Life is calculated by considering the factors described below:

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first 5 contract years are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first 5 contract years, you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments.

ELIGIBLE PURCHASE PAYMENTS

----------------------------------------
                             SUBSEQUENT
                              CONTRACT
    FIRST CONTRACT YEAR         YEARS
----------------------------------------
 100% of Purchase Payments  Purchase
 Received                   Payments
                            received in
                            contract
                            years 2-5,
                            capped at
                            100% of
                            Purchase
                            Payments
                            received in
                            the first
                            contract
                            year
----------------------------------------


SECOND, we consider the INCOME BASE EVALUATION PERIOD. The Income Base Evaluation Period begins on the Effective Date and ends 5 years later. At the end of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS.

How can the Income Base be increased?

On each Benefit Year Anniversary during the Income Base Evaluation Period, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base.

Increases to your Income Base occur on Benefit Year Anniversaries as described above. However, Eligible Purchase Payments can increase your Income Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

What is the fee for MarketLock For Life?

The fee for MarketLock For Life is assessed against the Income Base and deducted quarterly from your contract value at the end of each Benefit Quarter beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington, the fee will be deducted pro-rata from Variable Portfolios only. The fee depends on whether you elect to cover one life or two lives. The fee is as follows:

--------------------------------------------------------
         NUMBER OF
      COVERED PERSONS              ANNUAL FEE RATE
--------------------------------------------------------
 For One Covered Person          0.70% of Income Base
--------------------------------------------------------
 For Two Covered Persons         0.95% of Income Base
--------------------------------------------------------


An increase in the Income Base due to an adjustment to a higher Anniversary Value, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, fees will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata charge is calculated by multiplying the fee by the number of days between the date the prior fee was last assessed and the date of surrender divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

What are the effects of withdrawals on MarketLock For Life?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce the value of or terminate the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life are further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "WHAT ARE THE FACTORS USED TO CALCULATE MARKETLOCK FOR LIFE?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

All withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may impact other provisions of your contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge.

Can I extend the Income Base Evaluation Period beyond 5 years?

After the initial Income Base Evaluation Period, you may elect to extend the Income Base Evaluation Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of each Income Base Evaluation Period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each Income Base Evaluation Period. If you elect to extend the feature, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current Income Base Evaluation Period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are no longer available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year Anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. We also reserve the right to modify MarketLock For Life at the time of extension for existing contracts as indicated above.


ALL REFERENCES TO "LIVING BENEFIT" BELOW REFER  TO MARKETLOCK FOR LIFE.


When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                   AGE
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
             Joint Owners(1)                       45                    80
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE      MAXIMUM AGE      MINIMUM AGE      MAXIMUM AGE
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   Joint Owners(2)           45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(3)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(3)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


(1) Based on the age of the older Owner.

(2) Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your withdrawals must be set up on the Systematic Withdrawal Program for RMDs administered by our Annuity Service Center.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period, the Continuing Spouse will continue to receive any increases to the Income Base for the duration of the Income Base Evaluation Period, while the contract value is greater than zero. The Continuing Spouse will also be eligible to elect to extend the Income Base Evaluation Period, upon expiration of the applicable period.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS in the prospectus); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you; or,

     3. Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits. If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.

Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.

--------------------------------------------------------
    CANCELLATION REQUEST
          RECEIVED           CANCELLATION EFFECTIVE DATE
--------------------------------------------------------
 Years 1-5                   5th Benefit Year
                             Anniversary
--------------------------------------------------------
 Years 6-10                  10th Benefit Year
                             Anniversary
--------------------------------------------------------
 Years 10+                   Benefit Year Anniversary
                             following the receipt of
                             the cancellation request
--------------------------------------------------------


Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation. If you cancelled MarketLock For Life, you may not extend the Income Base Evaluation Period.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. After the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Year in which the cancellation occurs, on the Benefit Year Anniversary. Thereafter, the fee will no longer be charged.

If you cancelled MarketLock For Life, the surviving Covered Person may not extend the Income Base Evaluation Period. The surviving Covered Person may no longer re-elect or reinstate the Living Benefit after cancellation.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid resulting in the contract being terminated; or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS? below"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX F - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to January 23, 2012, please see Appendix G for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.


The following details the standard and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.


Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.


The term "Continuation Net Purchase Payment" is frequently used in describing the death benefit payable upon a spousal continuation. We define Continuation Net Purchase Payment as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment.


The term "Continuation Purchase Payment" is frequently used in describing the death benefit payable upon a spousal continuation. We define Continuation Purchase Payment as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.


The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.


A. STANDARD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:



A. STANDARD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

     1.  STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

     2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.

              The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

If the Continuing Spouse is age 81-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.  STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a. Contract value; or

          b. Continuation Purchase Payments reduced by:


               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or


               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

     2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Purchase Payments reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus Continuation Purchase Payments received since that contract anniversary; and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit, described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX G -- DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH
             BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 23, 2012
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The Combination HV & Roll-Up death benefit is no longer available for election. If your contract was issued prior to January 23, 2012 and you elected the optional Combination HV & Roll-Up death benefit, the following provisions are applicable to the benefit you elected.


OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT COMBINATION HV & ROLL-UP DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH


If you elected the Combination HV & Roll-Up death benefit, the Owner cannot change the election thereafter at any time. The fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolios. You may pay for this optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Combination HV & Roll-Up death benefit may only have been elected prior to your 76th birthday at contract issue. It was not available for election in New York and Washington.


The death benefit is the greatest of:

     1. Contract value; or

     2. The Maximum anniversary value on any contract anniversary prior to the earlier of your 85th birthday or date of death, plus Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

     3. Net Purchase Payments received prior to your 80th birthday accumulated at 5% through the earliest of:

          a. 15 years after the contract date; or

          b. The day before your 80th birthday; or

          c. The date of death,

       adjusted for Net Purchase Payments received after the timeframes outlined in (a)-(c). Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

COMBINATION HV & ROLL-UP DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the original Owner elected the optional Combination HV& Roll-Up Death Benefit and the Continuing Spouse continues the contract on the Continuation Date before their 85th birthday and does not terminate this optional death benefit, the death benefit will be the greatest of:

     1. Contract value; or

     2. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 85th birthday or date of death, plus any Continuation Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary after the Continuation Date.

     3. Continuation Net Purchase Payments received prior to the Continuing Spouse's 80th birthday accumulated at 5% through the earliest of:

          a. 15 years after the contract date; or

          b. The day before the Continuing Spouse's 80th birthday; or

          c. The Continuing Spouse's date of death,

       adjusted for Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c). Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

If the Continuing Spouse is age 85 or older on the Continuation Date, the death benefit is equal to contract value and the optional Combination HV & Roll-Up Death Benefit fee will no longer be deducted.

If the Continuing Spouse terminates the Combination HV & Roll-Up death benefit on the Continuation Date, the standard death benefit for the Continuing Spouse applies upon his/her death and the fee for the Combination HV & Roll-Up death benefit no longer applies.

  Please forward a copy (without charge) of the Polaris Choice IV Variable Annuity Statement of Additional Information to:



              (Please print or type and fill in all information.)




       ---------------------------------------------------------------


       Name



       ----------------------------------------------------------


       Address



       ----------------------------------------------------------


       City/State/Zip




Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------





  Return to:  Issuing Company ------------------------------------------
  Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299

                      STATEMENT OF ADDITIONAL INFORMATION


              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                   ISSUED BY


        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               IN CONNECTION WITH

                          FS VARIABLE SEPARATE ACCOUNT

                       POLARIS CHOICE IV VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated January 23, 2012, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:


        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299


                                JANUARY 23, 2012

                               TABLE OF CONTENTS


                                                                       PAGE
                                                                       ----
Separate Account and the Company.....................................     3

General Account......................................................     4

Master-Feeder Structure..............................................     5

Information Regarding the Use of the Volatility Index ("VIX")........     6

Performance Data.....................................................     7

Annuity Income Payments..............................................    10

Annuity Unit Values..................................................    11

Taxes................................................................    15

Broker-Dealer Firms Receiving Revenue Sharing Payments...............    25

Distribution of Contracts............................................    26

Financial Statements

     Separate Account Financial Statements...........................    26

     The United States Life Insurance Company in the City of
       New York Financial Statements.................................    26

     First SunAmerica Life Insurance Company Financial Statements....    26

     American International Group, Inc. Financial Information........    27

                        SEPARATE ACCOUNT AND THE COMPANY
                        --------------------------------

     The United States Life Insurance Company in the City of New York ("US Life" or the "Company") is a stock life insurance company organized under the laws of the State of New York on February 25, 1850. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation, is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contracts are the Company's, and American International Group has no legal obligation to back those commitments.

     On December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica") merged with the Company. Prior to this date, the contracts were issued by First SunAmerica.

     FS Variable Separate Account ("Separate Account") was originally established by First SunAmerica on September 9, 1994, pursuant to the provisions of New York law, as a segregated asset account. Prior to December 31, 2011, the Separate Account was a separate account of First SunAmerica. On December 30, 2011, and in conjunction with the merger of US Life and First SunAmerica, the Separate Account was transferred to and became a Separate Account of US Life under New York law.

     The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

      The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one or more underlying investment portfolios ("Underlying Funds"). The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable Annuity Income Payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges.

      The basic objective of a variable annuity contract is to provide variable Annuity Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Annuity Income Payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Annuity Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

      Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Annuity Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Annuity Income Payments).

                                 GENERAL ACCOUNT

      The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

      The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                            MASTER-FEEDER STRUCTURE

The following underlying funds currently do not buy individual securities directly: American Funds Global Growth SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").

Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management Corp. ("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.

SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the Underlying Fund ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.

The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:


   o Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and

   o Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.

          INFORMATION REGARDING THE USE OF THE VOLATILITY INDEX ("VIX")

This variable annuity is not sponsored, endorsed, sold or promoted by Standard
& Poor's Financial Services LLC ("S&P") or the Chicago Board Options Exchange, Incorporated ("CBOE"). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing in securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the "VIX") track market performance. S&P's and CBOE's only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing or calculating the VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation or liability in connection with the administration, marketing or trading of this variable annuity.

Neither S&P, its affiliates nor their third party licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(TM)" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Company. "CBOE", "CBOE Volatility Index" and "VIX" is a trademark of the Chicago Board Options Exchange, Incorporated and has been licensed for use by S&P.

                               PERFORMANCE DATA


From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

      Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

      Base Period Return = (EV-SV-CMF)/(SV)

      where:

SV. =   value of one Accumulation Unit at the start of a 7 day period
EV. =   value of one Accumulation Unit at the end of the 7 day period
CMF = an allocated portion of the $50 annual contract maintenance fee, prorated for 7 days

      The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of contract owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Cash Management Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

      The current yield is then obtained by annualizing the Base Period Return:

      Current Yield = (Base Period Return) x (365/7)

      The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

      Effective Yield = [(Base Period Return + 1) 365/7 - 1]

      The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

      Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolio's yield may become negative, which may result in a decline in value of your investment.

OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the Separate Account compute their performance data as "total return."

     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula.

         P(1+T)(n) = ERV

         where:

         P = a hypothetical initial payment of $1,000
         T = average annual total return
         n = number of years
         ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the period (or fractional portion thereof).


      The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance.

      These rates of return do not reflect election of the optional features. As a fee is charged for optional features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.

POLARIS PORTFOLIO ALLOCATOR MODELS PERFORMANCE

      The Separate Account also computes "total return" data for each of the Polaris Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

      Total return for a Polaris Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each evaluation date. The model inception date is the date when the model was first offered for investment.


                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

      The initial Annuity Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Annuity Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

      The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Annuity Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Annuity Income

Payment. The number of Annuity Units determined for the first variable Annuity Income Payment remains constant for the second and subsequent monthly variable Annuity Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

      For fixed Annuity Income Payments, the amount of the second and each subsequent monthly Annuity Income Payment is the same as that determined above for the first monthly payment.

      For variable Annuity Income Payments, the amount of the second and each subsequent monthly Annuity Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Annuity Income Payment is due.

                               ANNUITY UNIT VALUES

      The value of an Annuity Unit is determined independently for each Variable Portfolio.

      The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable Annuity Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Annuity Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Annuity Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Annuity Income Payments to increase (or not to decrease).

      The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Annuity Income Payment will vary accordingly.

      For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

      The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

      The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

      (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

      (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

      The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

      ILLUSTRATIVE EXAMPLE

      Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

NIF =   ($11.46/$11.44)
    =   1.00174825

      The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Annuity Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Annuity Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                        1/[(1.035)/(1/12)/] = 0.99713732

      In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                $10.103523 x 1.00174825 x 0.99713732 = $10.092213

      To determine the initial payment, the initial annuity income payment for variable annuitization is calculated based on Our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

      The NIF measures the performance of the funds that are basis for the amount of future annuity income payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

      ILLUSTRATIVE EXAMPLE

      Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4 as a life annuity with 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Annuity Income Payment date is $13.327695.

      P's first variable Annuity Income Payment is determined from annuity factor tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable Annuity Income Payment is determined by multiplying the monthly factor of $5.21 (Option 4 tables, male Annuitant age 60 at the Annuity Date annuitizing in 2010) by the result of dividing P's account value by $1,000:

             First Payment = $5.21 x ($116,412.31/$1,000) = $606.51

      The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Annuity Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $606.51/$13.256932 = 45.750404

      P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                Second Payment = 45.750404 x $13.327695 = $609.75

      The third and subsequent variable Annuity Income Payments are computed in a manner similar to the second variable Annuity Income Payment.

      Note that the amount of the first variable Annuity Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

                                     TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the

Contracts should seek competent financial advice about the tax consequences of any distributions.

On March 30, 2010 the Health Care and Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions, designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs, designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

     -    after attainment of age 59 1/2;

     -    when paid to your beneficiary after you die;

     -    after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     -    dividends paid with respect to stock of a corporation described in IRC
          Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     -    distributions from IRAs for higher education expenses;

     -    distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply; and

     - The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Beginning in 2008, subject to federal income limitations, funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers AND exchanges (both referred to below as "transfers") of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules could have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a contract or custodial account in a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. The IRS made this earlier guidance permanent in Revenue Procedure 2008-24, superseding Notice 2003-51, although it shortened the presumption period from 24 months to 12 months. Revenue Procedure 2008-24 provides that a transfer will be treated as a tax-free exchange under Code section 1035 if either (a) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in exchange (the date of transfer); or (b) the taxpayer demonstrates that one of the conditions described in Code section 72(q) or any similar life event (such as divorce or loss of employment) occurred between the date of the transfer and the date of the withdrawal or surrender. We reserve the right to treat partial transfers as tax-reportable distributions, rather than as partial 1035 exchanges, in recognition of certain questions which remain notwithstanding recent IRS guidance on the subject. Such treatment for tax reporting purposes, however, should not prevent a taxpayer from taking a different position on their return, in accordance with the advice of their tax counsel or other tax consultant, if they believe the requirements of IRC Section 1035 have been satisfied. Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2011 is the lesser of 100% of includible compensation or $16,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,500 in 2011 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2011 may not exceed the lesser of $49,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2011 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2011. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2011 of less than $90,000, your contribution may be fully deductible; if your income is between $90,000 and $110,000, your contribution may be partially deductible and if your income is $110,000 or more, your contribution may not be deductible. If you are single and your income in 2011 is less than $56,000, your contribution may be fully deductible; if your income is between $56,000 and $66,000, your contribution may be partially deductible and if your income is $66,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2011 is between $169,000 and $179,000, your contribution may be partially deductible.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2011 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2011. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2011 is less than:
$169,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $107,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan if certain conditions are met. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                               BROKER-DEALER FIRMS
                       RECEIVING REVENUE SHARING PAYMENTS

The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2010, from SunAmerica Annuity and Life Assurance Company and US Life, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Financial Network Investment Corporation
FSC Securities Corp.
ING Financial Partners, Inc.
J.J.B. Hilliard, W.L. Lyons, Inc.
James Borello & Co
Lincoln Financial Advisor
Lincoln Financial Securities
LPL Financial Corporation
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Multi Financial Securities Corp.
NEXT Financial Group, Inc.
Primevest Financial Services, Inc.
Raymond James & Associates
Raymond James Financial
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sammons Securities Co. LLC
Securities America, Inc.
UBS Financial Services Inc.
Wells Fargo Advisor, LLC
Wescom Financial Services

We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


                  MARKETING EXPENSE PAYMENTS TO AMERICAN FUNDS

Pursuant to an agreement between the Company, Capital Research and Management Company and American Funds Distributors, Inc. ("AFD"), the Company will pay to AFD a marketing expense allowance for AFD's marketing assistance equal to 0.16% of Purchase Payments invested in Underlying Funds of American Funds Insurance Series. This expense is not paid directly by contract Owners.

                            DISTRIBUTION OF CONTRACTS

     The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and SunAmerica Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS


The following financial statements of The United States Life Insurance Company in the City of New York are included herein. The following financial statements of FS Variable Separate Account and First SunAmerica Life Insurance Company are incorporated by reference to Form N-4, Initial Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940, File Nos. 333-178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-
104741:

FS Variable Separate Account Financial Statements:
     -   Report of Independent Registered Public Accounting Firm
     -   Statements of Assets and Liabilities as of December 31, 2010
     -   Schedules of Portfolio Investments as of December 31, 2010
     - Statements of Operations for the year ended December 31, 2010, except as indicated
     - Statements of Changes in Net Assets for the years ended December 31, 2010 and 2009, except as indicated
     -   Notes to Financial Statements

First SunAmerica Life Insurance Company Financial Statements:
     -   Report of Independent Registered Public Accounting Firm
     -   Balance Sheets as of December 31, 2010 and 2009 (restated)
     - Statements of Income (Loss) and Comprehensive Income (Loss) for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)
     - Statements of Shareholder's Equity for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)
     - Statements of Cash Flows for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)
     -   Notes to Financial Statements

The following financial statements are included herein:

The United States Life Insurance Company in the City of New York Financial
Statements:
     -   Report of Independent Registered Public Accounting Firm
     -   Balance Sheets as of December 31, 2010 (Restated) and 2009
     - Statements of Income (Loss) for the years ended December 31, 2010, 2009 and 2008
     - Statements of Comprehensive Income (Loss) for the years ended December 31, 2010 (Restated), 2009 and 2008
     - Statements of Shareholder's Equity for the years ended December 31, 2010 (Restated), 2009 and 2008
     - Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008
     -   Notes to Financial Statements

Pro Forma financial statements (unaudited) of The United States Life Insurance Company in the City of New York at September 30, 2011 and December 31, 2010, and for the nine months ended September 30, 2011, and 2010, and financial statements (unaudited) for FS Variable Separate Accounts at September 30, 2011 and for the nine months ended September 30, 2011, are included herein.

     The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

     PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and First SunAmerica. PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, serves as the independent registered public accounting firm for the Company. The audited financial statements referred to above are incorporated by reference in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.





AMERICAN INTERNATIONAL GROUP, INC. FINANCIAL INFORMATION

    On March 30, 2011, American International Group, Inc. and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). The CMA replaces the Support Agreement which was terminated by American International Group, Inc. in accordance with its terms on April 24, 2011.

    The consolidated financial statements, the financial statement schedules and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control over Financial Reporting) incorporated into this Statement of Additional Information by reference to American International Group's Annual Report on Form 10-K for the year ended December 31, 2010, have been so incorporated in reliance upon the report (which contains explanatory paragraphs, referencing (i) the completion of a series of transactions to recapitalize AIG with the Department of the Treasury, the Federal Reserve Bank of New York and the AIG Credit Facility Trust on January 14, 2011 and (ii) the exclusion of Fuji Fire & Marine Insurance Company from the audit of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    American International Group, Inc. does not underwrite any insurance policy referenced herein.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         INDEX TO FINANCIAL STATEMENTS

                                                                                                        Page
                                                                                                       Numbers
                                                                                                      ---------
Report of Independent Registered Public Accounting Firm                                                       1

Balance Sheets - December 31, 2010 (Restated) and 2009                                                   2 to 3

Statements of Income (Loss) - Years Ended December 31, 2010, 2009 and 2008                                    4

Statements of Comprehensive Income (Loss) - Years Ended December 31, 2010 (Restated), 2009 and 2008           5

Statements of Shareholder's Equity - Years Ended December 31, 2010 (Restated), 2009 and 2008                  6

Statements of Cash Flows - Years Ended December 31, 2010, 2009 and 2008                                  7 to 8

Notes to Financial Statements                                                                           9 to 61

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of The United States Life Insurance Company in the City of New York:

In our opinion, the accompanying balance sheets and the related statements of income (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of the United States Life Insurance Company in the City of New York (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., at December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the financial statements, effective December 31, 2010, the Company merged with American International Life Assurance Company of New York, an affiliate, with the Company being the surviving legal entity.

As discussed in Note 3 to the financial statements, the Company changed the manner in which it accounts for other-than-temporary impairments of fixed maturity securities as of April 1, 2009.

As discussed in Notes 2, 10, 14, and 15 to the financial statements, the Company has restated its 2010 financial statements to correct an error.

/s/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas

April 29, 2011, except for the effects of the restatement discussed in Notes 2, 10, 14, and 15 and the subsequent event discussed in Note 18, as to which the date is January 19, 2012

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                                 BALANCE SHEETS

                                                                                  December 31,
                                                                       -------------------------------------
                                                                            2010                 2009
                                                                       ---------------    ------------------
                                                                         (Restated)        (as adjusted, see
                                                                                              Note 1)
                                                                                 (In Millions)
ASSETS
Investments:
  Fixed maturity securities , available for s ale, at fair value
   (amortized cost: 2010 - $8,890; 2009 - $9,280)                      $         9,448    $            9,300
  Fixed maturity securities , trading, at fair value                                67                    40
  Equity securities , available for s ale, at fair value
   (cost: 2010 - $5; 2009 - $15)                                                     7                    19
  Mortgage and other loans receivable, (net of
   allowance: 2010 - $18; 2009 - $6)                                               734                   791
  Policy loans                                                                     216                   220
  Investment real estate                                                            22                    23
  Partnerships and other invested as sets                                          136                   125
  Short-term investments                                                           826                   611
                                                                       ---------------    ------------------
Total investments                                                               11,456                11,129

Cash                                                                                 5                    17
Accrued investment income                                                          120                   130
Reinsurance receivables                                                            285                   302
Deferred policy acquisition costs                                                  265                   324
Income taxes receivable                                                             95                   120
Other assets                                                                       104                   127
Separate account assets , at fair value                                             83                    86
                                                                       ---------------    ------------------
TOTAL ASSETS                                                           $        12,413    $           12,235
                                                                       ===============    ==================

                 See accompanying notes to financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                           BALANCE SHEETS (Continued)

                                                                                  December 31,
                                                                       -------------------------------------
                                                                            2010                 2009
                                                                       ---------------    ------------------
                                                                         (Restated)        (as adjusted, see
                                                                                              Note 1)
                                                                          (In Millions, except share data)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Future policy benefits                                               $         5,164    $            4,908
  Policyholder contract deposits                                                 4,077                 4,100
  Policy claims and benefits payable                                               270                   770
  Other policyholders' funds                                                       409                   419
  Reserve for unearned premiums                                                    106                   122
  Derivative liabilities                                                            16                     9
  Other liabilities                                                                139                   156
  Separate account liabilities                                                      83                    86
                                                                       ---------------    ------------------
TOTAL LIABILITIES                                                               10,264                10,570
                                                                       ---------------    ------------------
Commitments and contingent liabilities (see Note 13)

SHAREHOLDER'S EQUITY:
  Common stock, $2 par value, 1,980,658 shares
   authorized, issued and outstanding                                  $             4    $                4

  Additional paid-in capital                                                     2,187                 2,186
  Accumulated deficit                                                             (249)                 (553)
  Accumulated other comprehensive income                                           207                    28
                                                                       ---------------    ------------------
TOTAL SHAREHOLDER'S EQUITY                                                       2,149                 1,665
                                                                       ---------------    ------------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                             $        12,413    $           12,235
                                                                       ===============    ==================

                 See accompanying notes to financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          STATEMENTS OF INCOME (LOSS)

                                                                                Years ended December 31,
                                                              -------------------------------------------------------
                                                                    2010            2009                  2008
                                                              -----------    ------------------    ------------------
                                                                              (as adjusted, see     (as adjusted, see
                                                                                   Note 1)               Note 1)
                                                                                (In Millions)
REVENUES:
  Premiums and other considerations                           $       512    $              571    $              889
  Net investment income                                               747                   716                   750
  Net realized investment losses:
    Total other-than-temporary impairments on
     available for sale securities                                    (77)                 (147)                 (977)
    Portion of other-than-temporary impairments on
      available for sale fixed maturity securities
      recognized in accumulated other comprehensive income            (28)                   (4)                    -
                                                              -----------    ------------------    ------------------
    Net other-than-temporary impairments on available
     for sale securities recognized in net income (loss)             (105)                 (151)                 (977)
    Other realized investment gains (losses)                           42                     6                (1,254)
                                                              -----------    ------------------    ------------------
      Total net realized investment losses                            (63)                 (145)               (2,231)
Insurance charges                                                     191                   196                   197
Other                                                                  35                    33                    32
                                                              -----------    ------------------    ------------------
TOTAL REVENUES                                                      1,422                 1,371                  (363)
                                                              -----------    ------------------    ------------------

BENEFITS AND EXPENSES:
  Policyholder benefits                                               787                   820                 1,130
  Interest credited on policyholder contract deposits                 159                   166                   186
  Amortization of deferred policy acquisition costs                    48                    46                    19
  General and administrative expenses, net of deferrals               118                   142                   140
  Commissions, net of deferrals                                       100                   109                   123
                                                              -----------    ------------------    ------------------
TOTAL BENEFITS AND EXPENSES                                         1,212                 1,283                 1,598
                                                              -----------    ------------------    ------------------

INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)                     210                    88                (1,961)

INCOME TAX EXPENSE (BENEFIT):
  Current                                                             (30)                   14                  (413)
  Deferred                                                            (64)                   24                   461
                                                              -----------    ------------------    ------------------
TOTAL INCOME TAX EXPENSE (BENEFIT)                                    (94)                   38                    48
                                                              -----------    ------------------    ------------------

NET INCOME (LOSS)                                             $       304    $               50    $           (2,009)
                                                              ===========    ==================    ==================

                 See accompanying notes to financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                               Years ended December 31,
                                                            ------------------------------------------------------
                                                               2010              2009                  2008
                                                            ----------    ------------------    ------------------
                                                            (Restated)     (as adjusted, see     (as adjusted, see
                                                                                Note 1)               Note 1)
                                                                             (In Millions)
NET INCOME (LOSS)                                           $      304    $               50    $           (2,009)

OTHER COMPREHENSIVE INCOME (LOSS):

  Net unrealized gains of fixed maturity investments
   on which other-than-temporary credit impairments
   were taken - net of reclassification adjustments                 69                    79                     -
  Deferred income tax expense on above changes                     (28)                  (19)                    -

  Net unrealized gains (losses) on all other invested
   assets arising during the current period - net of
   reclassification adjustments                                    465                 1,035                  (414)
  Deferred income tax (expense) benefit on above changes          (163)                 (362)                  145

  Adjustment to deferred policy acquisition costs                  (35)                  (74)                   42
  Deferred income tax (expense) benefit on above changes            12                    26                   (15)

  Insurance loss recognition                                      (217)                    -                     -
  Deferred income tax benefit on above changes                      76                     -                     -
                                                            ----------    ------------------    ------------------

OTHER COMPREHENSIVE INCOME (LOSS)                                  179                   685                  (242)
                                                            ----------    ------------------    ------------------

COMPREHENSIVE INCOME (LOSS)                                 $      483    $              735    $           (2,251)
                                                            ==========    ==================    ==================

                 See accompanying notes to financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                Years ended December 31,
                                                          ----------------------------------------------------------------
                                                                2010                     2009                  2008
                                                          --------------------    ------------------    ------------------
                                                             (Restated)            (as adjusted, see     (as adjusted, see
                                                                                        Note 1)               Note 1)
                                                                                     (In Millions)
COMMON STOCK:
  Balance at beginning and end of year                    $                  4    $                4    $                4

ADDITIONAL PAID-IN CAPITAL:
  Balance at beginning of year                                           2,186                 1,835                   774
    Capital contributions from Parent (see Note 14)                          1                   351                 1,061
                                                          --------------------    ------------------    ------------------
  Balance at end of year                                                 2,187                 2,186                 1,835
                                                          --------------------    ------------------    ------------------

RETAINED EARNINGS (ACCUMULATED DEFICIT):
  Balance at beginning of year                                            (553)               (1,142)                  917
    Cumulative effect of accounting change, net of tax                       -                   539                     -
    Net income (loss)                                                      304                    50                (2,009)
    Dividends                                                                -                     -                   (50)
                                                          --------------------    ------------------    ------------------
  Balance at end of year                                                  (249)                 (553)               (1,142)
                                                          --------------------    ------------------    ------------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
  Balance at beginning of year                                              28                  (274)                  (32)
    Cumulative effect of accounting change, net of tax                       -                  (383)                    -
    Other comprehensive income (loss)                                      179                   685                  (242)
                                                          --------------------    ------------------    ------------------
  Balance at end of year                                                   207                    28                  (274)
                                                          --------------------    ------------------    ------------------

TOTAL SHAREHOLDER'S EQUITY                                $              2,149    $            1,665    $              423
                                                          ====================    ==================    ==================

                 See accompanying notes to financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                            STATEMENTS OF CASH FLOWS

                                                                           Years ended December 31,
                                                          --------------------------------------------------------
                                                                 2010            2009                  2008
                                                          ------------    ------------------    ------------------
                                                                           (as adjusted, see     (as adjusted, see
                                                                                Note 1)               Note 1)
                                                                             (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                         $        304    $               50    $           (2,009)
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO NET CASH
 PROVIDED BY (USED IN) OPERATING ACTIVITIES:

Interest credited in policyholder contract deposits                159                   166                   186
Fees charged for policyholder contract deposits                     (5)                   (5)                   (5)
Amortization of deferred policy acquisition costs                   48                    46                    19
Net realized investment losses                                      63                   145                 2,231
Equity in (income) loss of partnerships and other
 invested assets                                                   (21)                   (8)                   13
Depreciation and amortization                                      (21)                    4                     4
Amortization (accretion) of net premium/discount
 on investments                                                    (28)                  (55)                  (24)
Provision for deferred income taxes                               (182)                 (198)                  132
CHANGE IN:
  Trading securities, at fair value                                (27)                   (2)                   11
  Accrued investment income                                         10                     6                    10
  Amounts due to/from related parties                              (12)                   (9)                   (1)
  Worker's compensation claim reserve, net                        (331)                   (9)                   31
  Reinsurance receivables                                           17                    25                    (9)
  Deferral of deferred policy acquisition costs                    (24)                  (19)                  (38)
  Income taxes currently receivable/payable                        101                   200                  (177)
  Other assets                                                      36                    15                    15
  Future policy benefits                                          (186)                 (241)                  103
  Other policyholders' funds                                       (10)                   59                    18
  Other liabilities                                                (22)                    5                    (7)
Other, net                                                          16                    (1)                   (8)
                                                          ------------    ------------------    ------------------
    NET CASH PROVIDED BY (USED IN)
     OPERATING ACTIVITIES                                 $       (115)   $              174    $              495
                                                          ------------    ------------------    ------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of:
  Fixed maturity securities                               $     (1,521)   $             (999)   $             (589)
  Equity securities                                                  -                    (6)                   (1)
  Mortgage and other loans                                         (12)                  (17)                  (45)
  Other investments, excluding short-term
   investments                                                     (85)                  (83)                 (136)
Sales of:
  Fixed maturity securities                                      1,295                   492                   880
  Equity securities                                                 12                     9                     2
  Other investments, excluding short-term
   investments                                                      76                   103                    53
Redemptions and maturities of:
  Fixed maturity securities                                        656                   575                   319
  Mortgage and other loans                                          33                    66                    62
  Other investments, excluding short-term
   investments                                                       2                     3                     3
Change in short-term investments                                  (215)                 (379)                  (91)
Change in securities lending collateral                              -                     -                 2,699
                                                          ------------    ------------------    ------------------
    NET CASH PROVIDED BY (USED IN)
     INVESTING ACTIVITIES                                 $        241    $             (236)   $            3,156
                                                          ------------    ------------------    ------------------

                 See accompanying notes to financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                      STATEMENTS OF CASH FLOWS (Continued)

                                                                           Years ended December 31,
                                                          --------------------------------------------------------------
                                                                 2010                  2009                  2008
                                                          ------------------    ------------------    ------------------
                                                                                 (as adjusted, see     (as adjusted, see
                                                                                      Note 1)               Note 1)
                                                                                   (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account deposits                             $              295    $              219    $              262
Policyholder account withdrawals                                        (271)                 (466)                 (878)
Net exchanges to/(from) variable accounts                                  1                     -                     2
Claims and annuity payments                                             (163)                  (42)                    8
Change in securities lending payable                                       -                     -                (3,904)
Cash overdrafts                                                            -                    (2)                   (4)
Cash capital contribution from Parent Company                              -                   350                   916
Dividend paid to Parent Company                                            -                     -                   (50)
                                                          ------------------    ------------------    ------------------
    NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES   $             (138)   $               59    $           (3,648)
                                                          ------------------    ------------------    ------------------
INCREASE (DECREASE) IN CASH                               $              (12)   $               (3)   $                3
CASH AT BEGINNING OF PERIOD                                               17                    20                    17
                                                          ------------------    ------------------    ------------------
CASH AT END OF PERIOD                                     $                5    $               17    $               20
                                                          ==================    ==================    ==================
SUPPLEMENTAL CASH FLOW INFORMATION

Income taxes paid                                         $               27    $               28    $               91
Interest received                                         $                -    $               (1)   $                -

Non-cash activity:
Capital contribution in the form of securities            $                -    $                -    $              145
Other various non-cash contributions                      $                1    $                1    $                -

                 See accompanying notes to financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                         NOTES TO FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

The United States Life Insurance Company in the City of New York ("USL" or the "Company"), is a wholly-owned subsidiary of AGC Life Insurance Company (the "Parent"), and its ultimate parent is American International Group, Inc. ("AIG").

The Company offers a broad portfolio of individual life, annuity and certain credit products as well as group insurance. The individual life and annuity products include universal life, term, whole life and interest sensitive whole life, fixed annuities, immediate annuities, terminal funding annuities and structured settlement contracts. These individual life and annuity products are sold primarily to affluent markets, generally through independent general agencies and producers as well as financial institutions. The Company also provides products for certain international markets and other target markets through lower cost distribution channels.

Group insurance products include group life, accidental death & dismemberment ("AD&D"), dental, excess major medical, vision and disability coverage and are sold through independent general agents and producers as well as third party administrators. These products are marketed nationwide to employers, professional and affinity associations.

The Company's credit products are credit life and credit accident and health policies that provide payments on loans if a borrower dies or becomes disabled.

The Company is licensed to sell life and accident and health insurance in all 50 states and the District of Columbia. The Company is also licensed in American Samoa, U.S. Virgin Islands, and Guam.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing insurance products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risks. Continuing volatility in the credit markets may result in additional other-than-temporary impairments relating to the Company's fixed income investments. The Company controls its exposure to these risks by, among other things, closely monitoring and limiting prepayments and extension risk in its portfolio; maintaining a large percentage of its portfolio in liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income on variable product assets held in separate accounts. Although management expects to be able to achieve its business plans, no assurance can be given that one or more of the risks described above will not result in material adverse effects on the Company's financial position, results of operations and/or statutory capital and surplus.

Effective December 31, 2010 American International Life Assurance Company of New York ("AIL"), a subsidiary of AIG, merged with USL, the surviving entity. The merger represented a transaction between entities under common control. Assets and liabilities transferred between entities under common control are accounted for at historical cost. The accompanying financial statements include the financial position, results of operations and cash flows of AIL for all periods presented.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Insurance-oriented products are reviewed for recoverability of deferred policy acquisition costs ("DAC") and the adequacy of reserves to meet future policy obligations. This review involves significant management judgment in estimating the future profitability of current business. If actual future profitability is substantially lower than estimated, the Company's DAC may be subject to an impairment charge, additional reserves may be required and its results of operations could be significantly affected in future periods. The Company should periodically conduct a review for recognition of losses assuming that the unrealized gains included in accumulated other comprehensive income are actually realized and the proceeds are reinvested at lower yields. Under these circumstances investment returns may not be sufficient to meet policy obligations. The Company conducted this review in 2011 due to significant unrealized investment appreciation resulting from the low interest rate environment. However, this review was not appropriately completed in 2010. Accordingly the 2010 financial statements have been restated to reflect the correction of an error related to the impact of unrealized investment appreciation that also occurred during that year. The Company recognized a $217 million pre-tax decrease to accumulated other comprehensive income as a consequence of the recognition of additional policyholder benefit reserves. A $76 million deferred tax benefit was recorded related to this adjustment, resulting in a $141 million decrease to comprehensive income and total shareholder's equity, as shown below.

The following table reflects this restatement and its effect on line items in the financial statements is as follows:

As of December 31, 2010:


                                                   As previously
                                                      reported        Adjustments      As restated
                                                   --------------    -------------    -------------
                                                                     (In Millions)
Balance Sheet
  Income taxes receivable                          $           19    $          76    $         95
  Total assets                                             12,337               76          12,413
  Future policy benefits                                    4,947              217           5,164
  Total liabilities                                        10,047              217          10,264
  Accumulated other comprehensive income                      348             (141)            207
  Total shareholder's equity                                2,290             (141)          2,149
  Total liabilities and shareholder's equity               12,337               76          12,413

Statement of Comprehensive Income (Loss)
  Insurance loss recognition                                    -             (217)           (217)
  Deferred income tax benefit                                   -               76              76
  Other comprehensive income (loss)                           320             (141)            179
  Comprehensive income (loss)                                 624             (141)            483

Statement of Shareholder's Equity
Accumulated other comprehensive income
  Balance at beginning of year                                 28                -              28
  Other comprehensive income (loss)                           320             (141)            179
  Balance at end of year                                      348             (141)            207
Total shareholder's equity                                  2,290             (141)          2,149

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PREPARATION OF FINANCIAL STATEMENTS

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain prior period items have been reclassified to conform to the current period's presentation.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. The Company considers that its accounting policies that are most dependent on the application of estimates and assumptions, and therefore viewed as critical accounting estimates, are those relating to items considered by management in the determination of:

     -    future policy benefits for life and accident and health contracts;

     -    recoverability of DAC;

     -    estimated gross profits ("EGPs") for investment-oriented products;

     -    other-than-temporary impairments;

     - estimates with respect to income taxes, including recoverability of deferred tax assets; and

     - fair value measurements of certain financial assets and liabilities, including the Company's economic interest in Maiden Lane II LLC ("ML II"), a Delaware limited liability company whose sole member is the Federal Reserve Bank of New York ("New York Fed"). See Note 4 herein.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's financial condition, results of operations and cash flows could be materially affected.

INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include both long-duration and short-duration contracts.

Long-duration contracts include traditional whole life, term life, endowment, universal life, variable universal life, fixed annuity, guaranteed renewable term life, limited payment and investment contracts. These contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most contracts issued by the Company in the future allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

Short-duration contracts include group life, dental, vision, AD&D, excess major medical, credit and disability policies. These contracts provide insurance protection for a fixed period of short duration and enables the insurer to cancel or adjust the provisions of the contract at the end of any contract period, such as adjusting the amount of premiums charged or coverage provided.

INVESTMENTS

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses, net of deferred taxes and an adjustment to DAC, are recorded as a separate component of accumulated other comprehensive income (loss), within shareholder's equity. Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

Fixed maturity and equity securities classified as trading securities are carried at fair value. Trading securities include the Company's economic interest in ML II, which is carried at fair value. For discussion on ML II, see Notes 4 and 5. Realized and unrealized gains and losses on trading securities are reported in net investment income.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

Evaluating Investments for Other-Than-Temporary Impairments

On April 1, 2009, the Company adopted prospectively a new accounting standard addressing the evaluation of fixed maturity securities for other-than-temporary impairments. These requirements have significantly altered the Company's policies and procedures for determining impairment charges recognized through earnings. The new standard requires a company to recognize the credit component (a credit impairment) of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income (loss) when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changes the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold the security until recovery and requires additional disclosures. A credit impairment, which is recognized in earnings when it occurs, is the difference between the amortized cost of the fixed maturity security and the estimated present value of cash flows expected to be collected (recovery value), as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is recognized as a separate component of accumulated other comprehensive income (loss). The Company refers to both credit impairments and impairments recognized as a result of intent to sell as "impairment charges." The impairment model for equity securities was not affected by the standard.

Impairment Policy - Effective April 1, 2009 and Thereafter

Fixed Maturity Securities

If the Company intends to sell a fixed maturity security or it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to earnings.

For all other fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to earnings. Changes in fair value compared to recovery value, if any, are charged to unrealized appreciation (depreciation) of fixed maturity investments on which other-than-temporary credit impairments are taken (a component of accumulated other comprehensive income (loss)).

When assessing the Company's intent to sell a fixed maturity security, or whether it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition the Company's investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

The Company considers severe price declines and the duration of such price declines in its assessment of potential credit impairments. The Company may also modify its modeled outputs for certain securities when it determines that price declines are indicative of factors not comprehended by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that are not foreign exchange related, the Company generally prospectively accretes into earnings the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

In assessing whether a credit impairment has occurred for a structured fixed maturity security, the Company performs evaluations of expected future cash flows. Certain critical assumptions are made with respect to the performance of the securities.

When estimating future cash flows for a structured fixed maturity security (e.g. residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), collateralized debt obligations ("CDO"), asset backed securities ("ABS")) management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

     -    Current delinquency rates;

     -    Expected default rates and timing of such defaults;

     -    Loss severity and the timing of any such recovery;

     -    Expected prepayment speeds; and

     -    Ratings of securities underlying structured products.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macro economic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

Equity Securities

The impairment model for equity securities and other cost and equity method investments was not affected by the adoption of the accounting standard related to other-than-temporary impairments in the second quarter of 2009. The Company continues to evaluate its available for sale equity securities, equity method and cost method investments for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

     - The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

     - A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

     - The Company has concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline in which the Company could not reasonably assert that the impairment period would be temporary (severity losses).

Fixed Maturity Securities Impairment Policy - Prior to April 1, 2009

In all periods prior to April 1, 2009, the Company assessed its ability to hold any fixed maturity available for sale security in an unrealized loss position to its recovery at each balance sheet date. The decision to sell any such fixed maturity security classified as available for sale reflected the judgment of the Company's management that the security sold was unlikely to provide, on a relative value basis, as attractive a return in the future as alternative securities entailing comparable risks. With respect to distressed securities, the sale decision reflected management's judgment that the risk-adjusted ultimate recovery was less than the value achievable on sale.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

In those periods, the Company evaluated its fixed maturity securities for other-than-temporary impairments with respect to valuation as well as credit.

After a fixed maturity security had been identified as other-than-temporarily impaired, the amount of such impairment was determined as the difference between fair value and amortized cost and the entire amount, whether attributed to credit or noncredit factors, was recorded as a charge to earnings.

Mortgage and Other Loans Receivable

Mortgage and other loans receivable includes mortgage loans on real estate and collateral, commercial loans and guaranteed loans. Mortgage loans on real estate and collateral, commercial loans and guaranteed loans are carried at unpaid principal balances less credit allowances and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Impairment of mortgage and other loans receivable is based on certain risk factors, including past due status. For commercial mortgages in particular, risk factors evaluated in monitoring credit quality also include debt service coverage ratio, loan-to-value or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and major property tenants, economic trends in the market where the property is located, and condition of the property. Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. This impairment is generally measured based on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received.

Policy Loans

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Investment Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. The Company does not currently hold any available for sale investment real estate.

The Company's investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, the Company compares expected investment cash flows to carrying value. When the expected cash flows are less than the carrying value, the investments are written down to fair value with a corresponding charge to earnings.

Partnerships and Other Invested Assets

Partnerships in which AIG holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of accumulated other comprehensive income (loss). With respect to partnerships in which AIG holds in the aggregate a five percent or greater interest, or less than five percent interest but AIG has more than a minor influence over the operations of the investee, the Company's carrying value is its share of the net asset value of the partnerships. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income. In applying the equity method of accounting, the Company consistently uses financial information provided by the general partners or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The Company uses the carrying value as a practical expedient for fair value. The financial statements of these investees are generally audited on an annual basis.

The Company's investment partnerships are evaluated for impairment consistent with the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these investment partnerships and is based

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Short-Term Investments

Short-term investments consist of interest-bearing money market funds, investment pools, and other investments with original maturities within one year from the date of purchase.

Derivative Financial Instruments

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

The Company issues indexed universal life and annuity products, which contain embedded derivatives associated with guarantees tied to certain indices. The Company purchases call options from various indicies to offset the increase in its liabilities resulting from the indexed features of these products. With the exception of premiums required for the purchase of publicly-traded or over-the-counter traded options and futures, derivatives contracts purchased by the Company require no up-front cash payment and provide for net settlement.

The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The Company carries all derivatives, with the exception of bifurcated embedded derivatives, at fair value in the balance sheets as derivative assets or derivative liabilities. The fair value of the embedded derivatives is reflected in policyholder contract deposits in the balance sheets. Changes in the fair value of all derivatives are reported as part of net realized investment gains and losses in the statements of income (loss). See Note 6 for additional disclosures.

CASH

Cash represents cash on hand and non-interest bearing demand deposits.

DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Policy acquisition costs represent those costs, including commissions, underwriting and certain marketing expenses, that vary with and are primarily related to the acquisition of new business.

Policy acquisition costs for traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. Policy acquisition costs and policy issuance costs related to universal life, and investment-type products (investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts. EGPs are based on management's best estimates and are composed of net interest income, net realized investment gains and losses, fees, surrender charges, expenses, and mortality gains and losses. If management's assumptions underlying the EGPs change significantly, DAC is recalculated using the new assumptions. Any resulting adjustment is included in income as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts. DAC for certain investment-oriented products is also adjusted with respect to EGPs as a result of changes in the net unrealized gains or losses on fixed maturity and equity securities available for sale. Because fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC on certain products equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains (losses) on fixed maturity and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income (loss). This adjustment applied to business sold on USL paper prior to the

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010 merger with AIL. DAC related to certain investment-oriented business sold on AIL paper was not adjusted for changes in net unrealized gains or losses.

With respect to the Company's variable universal life policies, the assumption for the long-term growth of the separate account assets used by the Company in the determination of DAC amortization is approximately 8.3 percent. For the Company's variable annuity policies, because of the limited size of the block of business, a simplified approach was used which combines experience for lapses, death, and market growth.

The Company currently offers sales inducements, which may include enhanced crediting rates or bonus payments to policy holders on certain of its products. Sales inducements provided to the policyholder are recognized as part of the liability for policyholder contract deposits on the balance sheets. To qualify for such accounting treatment, the sales inducement must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities represent funds that are separately administered for variable annuities and variable universal life contracts, for which the investment risk lies solely with the contract holder, except to the extent of minimum guarantees made by the Company with respect to certain policies. Therefore, the Company's liability for these variable accounts equals the value of the variable account assets. Separate account assets are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share and are insulated from creditors. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income (loss), comprehensive income (loss) and cash flows.

The Company receives administrative fees and other fees for assuming mortality and certain expense risks. Such fees are included in other revenue in the statements of income (loss).

FUTURE POLICY BENEFITS

The liability for future policy benefits is established using assumptions described in Note 10 herein. Future policy benefits primarily include the reserves for traditional life and annuity payout contracts are based on estimates of the cost of future policy benefits. Reserves for traditional life are determined using the net level premium method based on actuarial assumptions as to mortality, persistency, interest and expenses established at the policy issue date. Also included in future policy benefits is the liability for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature. Structured settlement liabilities are presented on a discounted basis as the settled claims are fixed and determinable. Additionally, the future policy benefits include the liability for guaranteed minimum death benefit ("the GMDB"). A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (i) the contract holder's account value, or (ii) a GMDB that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals. The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The Company provides reserves for future GMDB-related benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in policyholder benefits in the statements of income (loss). The Company regularly evaluates estimates used and adjusts the liability balance, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised. See Note 10 for additional disclosure.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

For group and credit contracts the policy reserve is equal to the unearned premium reserves. The unearned premium reserve for group business is based on gross premium and is calculated on a pro rata basis.

Waiver of premium reserves for life insurance are based on the 1970 Krieger table, modified for Company experience. The interest rate assumption varies by year of incurral and the average is approximately 6.10 percent.

Claim reserves attributable to the workers' compensation business are estimated by using a loss development analysis, based upon a combination of actuarial methods including paid loss development, incurred loss development, and the Bornhuetter-Ferguson method, using both paid and incurred claims. Future expected claim payments are discounted using a 3 percent discount rate.

POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposits are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statements of income (loss), as they are recorded directly to policyholder contract deposits upon receipt.

Equity indexed annuities and equity indexed universal life contracts offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index. This feature is accounted for in accordance with accounting standards for derivative instruments.

The Company also incorporates its own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity and indexed annuity and life contracts. During the fourth quarter of 2010, instead of using the interest rate swap curve, the Company revised the non-performance risk adjustment to reflect a market participant's view of the Company's claims-paying ability. See Note 4 for additional disclosures on embedded policy derivatives.

POLICY CLAIMS AND BENEFITS PAYABLE

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and (ii) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

OTHER POLICYHOLDERS' FUNDS

Included in other policyholders' funds are primarily unearned revenue reserves ("URR"), liabilities for dividends arising out of participating business, reserves for experience rated group products and liabilities for premiums received in advance.

URR consists of front end loads on interest sensitive contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. Front end loads for interest sensitive life insurance policies are generally deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC.

Liabilities for dividends arise from participating products issued by the Company. Participating products are those which share in the earnings of the company based on provisions within the insurance contracts sold. These dividends are declared annually by the Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, the Company establishes an additional liability because it is required by statute to return 90% of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

calculation consist of discrete components for operating income, realized gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income (loss). The Company's business has not been profitable and has resulted in an asset, rather than a liability balance. Such assets or receivable balances are not recognized for financial reporting purposes at December 31, 2010.

Provisions for experience rating refunds arise from contractual obligations between the Company and the groups being insured. Periodic assessments of the experience of the insured groups are undertaken and the group participates in the profits of the business, either through adjustments to premiums or through refunds from the liability for the refund.

Premium deposit funds represent a liability for premiums received in advance of their due dates. Such premiums are allowed to accumulate with interest until they are due, at which time the premiums are applied to the underlying policies.

PREMIUM RECOGNITION

Premiums for traditional life insurance products are recognized when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized as a change in future policy benefits in the statements of income (loss).

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in insurance charges in the statements of income (loss). As discussed under "Other Policyholders' Funds" within this note, policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC. Variable annuity and variable universal life fees, asset management fees and surrender charges are recorded as income in other revenue when earned.

Premiums on accident and health policies and credit products are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums. The Company estimates and accrues group and credit premiums due but not yet collected.

NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources in the Company's operations:

     - Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

     - Dividend income and distributions from common and preferred stock and other investments when receivable.

     - Realized and unrealized gains and losses from investments in trading securities accounted for at fair value.

     - Earnings from hedge funds and limited partnership investments accounted for under the equity method.

     -    Interest income on policy loans.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

     - Sales of fixed maturity and equity securities (except trading securities accounted for at fair value), real estate, investments in joint ventures and limited partnerships, securities lending invested collateral and other types of investments.

     - Reductions to the cost basis of fixed maturity and equity securities (except trading securities accounted for at fair value) and other invested assets for other-than-temporary impairments.

     -    Changes in fair value of derivatives.

INCOME TAXES

Deferred taxes and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

SECURITIES LENDING INVESTED COLLATERAL AND SECURITIES LENDING PAYABLE

On December 12, 2008, the Company terminated its securities lending activities (see Note 8 for additional information).

Securities lending collateral was invested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities were carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities, and were evaluated for other-than-temporary impairment by applying the same criteria used for other fixed maturity securities. The Company's allocated portion of income earned on the invested collateral, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, was recorded as investment income in the statements of income (loss). The Company's allocated portion of any realized investment losses on the invested collateral was recorded in the statements of income (loss). The Company generally obtained and maintained cash collateral from securities borrowers at current market levels for the securities lent. During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings. Changes in forward purchase commitments were recorded as net realized investment gains (losses) in the statements of income (loss).

Since the Company terminated its securities lending activities on December 12, 2008, there were no securities subject to securities lending agreements on the balance sheets at December 31, 2010 or 2009.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

ACCOUNTING CHANGES

FUTURE APPLICATION OF ACCOUNTING STANDARDS

Consolidation of Investments in Separate Accounts

In April 2010, the Financial Accounting Standards Board ("FASB") issued an accounting standard that clarifies that an insurance company should not combine any investments held in separate account interests with its interest in the same investment held in its general account when assessing the investment for consolidation. Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk. The standard also provides guidance on how an insurer should consolidate an investment fund in situations in which the insurer concludes that consolidation of an investment is required and the insurer's interest is through its general account in addition to any separate accounts. The new standard is effective for interim and annual periods beginning on January 1, 2011 for the Company. Earlier application is permitted. The Company adopted this new standard on January 1, 2011. The adoption of this new standard did not have a material effect on its financial condition, results of operations or cash flows.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB issued an accounting standard update that amends the accounting for costs incurred by insurance companies that can be capitalized in connection with acquiring or renewing insurance contracts. The new standard clarifies how to determine whether the costs incurred in connection with the acquisition of new or renewal insurance contracts qualify as deferred acquisition costs. The new standard is effective for interim and annual periods beginning on January 1, 2012 with early adoption permitted. Prospective or retrospective application is permitted. The Company has determined not to early adopt, but has not determined whether it will adopt this new standard prospectively or retrospectively. The accounting standard update will result in a decrease of the amount of capitalized costs in connection with the acquisition or renewal of insurance contracts. The Company is currently assessing the effect of adoption of this new standard on its financial condition, results of operations and cash flows.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2010:

Consolidation of Variable Interest Entities ("VIE")

In June 2009, the FASB issued an accounting standard that amends the guidance addressing consolidation of certain variable interest entities with an approach focused on identifying which enterprise has the power to direct the activities of a variable interest entity that most significantly affect the entity's economic performance and has (i) the obligation to absorb losses of the entity or (ii) the right to receive benefits from the entity. The new standard also requires enhanced financial reporting by enterprises involved with variable interest entities. The adoption of the new standard update did not have a material effect on the Company's financial condition, results of operations or cash flows.

In February 2010, the FASB also issued an update to the aforementioned accounting standard that defers the revised consolidation rules for variable interest entities with attributes of, or similar to, an investment company or money market fund.

Accounting for Embedded Credit Derivatives

In March 2010, the FASB issued an accounting standard that amends the accounting for embedded credit derivative features in structured securities that redistribute credit risk in the form of subordination of one financial instrument to another. The new standard clarifies how to determine whether embedded credit derivative features, including those in CDOs, credit-linked notes ("CLNs"), synthetic CDOs and CLNs and other synthetic securities (e.g., commercial and residential mortgage-backed securities issued by securitization entities that wrote credit derivatives), are considered to be embedded derivatives that should be analyzed for potential bifurcation and separate accounting or, alternatively, for fair value accounting in connection with the application of the fair value option to the entire hybrid instrument. The Company adopted the new standard on July 1, 2010. Upon adoption, the Company accounts for its investments in synthetic securities otherwise requiring bifurcation at fair value, with

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

changes in fair value recognized in earnings. The adoption of this new standard did not have a material effect on the Company's financial condition, results of operations or cash flows.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2009:

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued an accounting standard that requires enhanced disclosures about (i) how and why the Company uses derivative instruments, (ii) how derivative instruments and related hedged items are accounted for, and (iii) how derivative instruments and related hedged items affect the Company's financial condition, results of operations, and cash flows. The Company adopted the new standard on January 1, 2009. See Note 6 for related disclosures.

Recognition and Presentation of Other-Than-Temporary Impairments

In April 2009, the FASB issued an accounting standard that requires a company to recognize the credit component of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income (loss) when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold until recovery. The standard does not change the recognition of other-than-temporary impairment for equity securities. The standard requires additional disclosures in interim and annual reporting periods for fixed maturity and equity securities.

The Company adopted the new standard on April 1, 2009 and recorded an after-tax cumulative effect adjustment to increase the Company's shareholder's equity by $156 million as of April 1, 2009, consisting of a decrease in accumulated deficit of $539 million and an increase to accumulated other comprehensive loss of $383 million, net of tax. The net increase in the Company's shareholder's equity was due to a reversal of a portion of the deferred tax asset valuation allowance for certain previous non-credit impairment charges directly attributable to the change in accounting principle (see Note 15 herein). The cumulative effect adjustment resulted in an increase of approximately $628 million in the amortized cost of fixed maturity securities, which has the effect of significantly reducing the accretion of investment income over the remaining life of the underlying securities, beginning in the second quarter of 2009. The effect of the reduced investment income will be offset, in part, by a decrease in the amortization of DAC.

The new standard is expected to reduce the level of other-than-temporary impairment charges recorded in earnings for fixed maturity securities due to the following required changes in the Company's accounting policy for other-than-temporary impairments:

     - Impairment charges for non-credit (e.g., severity) losses are no longer recognized;

     - The amortized cost basis of credit impaired securities will be written down through a charge to earnings to the present value of expected cash flows, rather than to fair value; and

     - For fixed maturity securities that are not deemed to be credit-impaired, the Company is no longer required to assert that it has the intent and ability to hold such securities to recovery to avoid an other-than-temporary impairment charge. Instead, an impairment charge through earnings is required only in situations where the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the security prior to recovery.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

The following table presents the components of the change in the Company's shareholder's equity at April 1, 2009 due to the adoption of the new accounting standard for other-than-temporary impairments:

                                                                                 (Increase) Decrease to     Net Increase in the
                                                      (Increase) Decrease to       Accumulated Other             Company's
                                                       Accumulated Deficit         Comprehensive Loss      Shareholder's Equity
                                                     -----------------------    -----------------------    ---------------------
                                                                                         (In Millions)
Net effect of the increase in amortized cost of
 available for sale fixed maturity securities        $                   628    $                  (628)   $                   -
Net effect of related DAC, sales inducement
 assets and other insurance balances                                     (39)                        39                        -
Net effect on deferred income tax assets                                 (50)                       206                      156
                                                     -----------------------    -----------------------    ---------------------
Net increase in the Company's shareholder's equity   $                   539    $                  (383)   $                 156
                                                     =======================    =======================    =====================

Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued an accounting standard that provides guidance for estimating fair value of assets and liabilities when the volume and level of activity for an asset or liability have significantly decreased and for identifying circumstances that indicate a transaction is not orderly. The new standard also requires extensive additional fair value disclosures. The adoption of the new standard on April 1, 2009, did not have a material effect on the Company's financial condition, results of operations or cash flows.

Measuring Liabilities at Fair Value

In August 2009, the FASB issued an accounting standard to clarify how the fair value measurement principles should be applied to measuring liabilities carried at fair value. The new standard explains how to prioritize market inputs in measuring liabilities at fair value and what adjustments to market inputs are appropriate for debt obligations that are restricted from being transferred to another obligor. The new standard was effective beginning October 1, 2009 for the Company. The adoption of the new standard did not have a material effect on the Company's financial condition, results of operations or cash flows.

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In September 2009, the FASB issued an accounting standard that permits, as a practical expedient, a company to measure the fair value of an investment that is within the scope of the update on the basis of the net asset value per share of the investment (or its equivalent) if that value is calculated in accordance with fair value as defined by the FASB. The standard also requires enhanced disclosures. The new standard applies to investment companies that do not have readily determinable fair values such as certain hedge funds and private equity funds. The new standard was effective for interim and annual periods ending after December 15, 2009. The new standard does not apply to the Company and therefore did not have a material effect on the Company's financial condition, results of operations or cash flows.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2008:

Fair Value Measurements and Fair Value Option

In September 2006, the FASB issued an accounting standard that defines fair value, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but did not change existing guidance about whether an asset or liability is carried at fair value. The standard also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. The Company adopted the standard on January 1, 2008, its required effective date. The standard must be applied prospectively, except for certain stand-alone derivatives and hybrid instruments, which must be applied as a cumulative effect of change in

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

accounting principle to retained earnings at January 1, 2008. The adoption of the standard did not have a material effect on the Company's financial condition or results of operations.

In February 2007, the FASB issued an accounting standard that permits entities to choose to measure at fair value many financial instruments and certain other items that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in earnings. The standard also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. The standard permits the fair value option election on an instrument-by-instrument basis for eligible items existing at the adoption date and at initial recognition of an asset or liability, or upon most events that gives rise to a new basis of accounting for that instrument. The Company adopted the standard on January 1, 2008, its required effective date. The Company did not make any fair value measurement elections upon initial adoption of the standard.

Fair Value of Financial Assets in Inactive Markets

In October 2008, the FASB issued an accounting standard that provides guidance clarifying certain aspects with respect to the fair value measurements of a security when the market for that security is inactive. The Company adopted this guidance in the third quarter of 2008. The effects of adopting this standard on the Company's financial condition, results of operations and cash flows were not material.

Amendment to Other-Than-Temporary Impairment Guidance

In January 2009, the FASB issued an accounting standard that amends the impairment guidance on recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets to achieve more consistent determination of whether an other-than-temporary impairment has occurred. The standard also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements related to the accounting for certain investments in fixed maturity and equity securities and other related guidance. The Company adopted this guidance in the fourth quarter of 2008. The effects of adopting the standard on the Company's financial condition, results of operations and cash flows were not material.

4. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between willing, able and knowledgeable market participants at the measurement date.

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the balance sheets are measured and classified in a hierarchy for disclosure purposes, consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values, as discussed below:

- Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments. Assets and liabilities

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

     measured at fair value on a recurring basis and classified as Level 1 include certain government and agency securities, actively traded listed common stocks and futures and options contracts, most separate account assets and most mutual funds.

- Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government and agency securities, most investment-grade and high-yield corporate bonds, certain RMBS, CMBS and collateralized loan obligations/asset-backed securities (CLO/ABS), certain listed equities, state, municipal and provincial obligations, hybrid securities, securities purchased (sold) under agreements to resell (repurchase), mutual fund and hedge fund investments, and certain interest rate and currency derivative contracts.

- Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure the fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 include certain RMBS, CMBS, and collateralized debt/asset-backed securities (CDO/ABS), corporate debt, certain municipal and sovereign debt, certain derivative contracts, private equity and real estate fund investments, and direct private equity investments. The Company's non-financial instrument assets that are measured at fair value on a non-recurring basis generally are classified as Level 3.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels noted above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Valuation Methodologies

Incorporation of Credit Risk in Fair Value Measurements

- The Company's Own Credit Risk. Fair value measurements for certain freestanding derivatives incorporate the Company's own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to the Company at the balance sheet date by reference to observable credit default swap or cash bond spreads. A derivative counterparty's net credit exposure to the Company is determined based on master netting agreements, which take into consideration all derivative positions with the Company, as well as cash collateral posted by the Company at the balance sheet date.

- Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty credit default swap spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as cash collateral posted by the counterparty at the balance sheet date.

A credit default swap ("CDS") is a derivative contract that allows the transfer of third party credit risk from one party to the other. The buyer of the CDS pays an upfront and/or periodic premium to the seller. The seller's payment obligation is triggered by the occurrence of a credit event under a specified reference security and is determined by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

the loss on that specified reference security. The present value of the amount of the periodic and/or upfront premium therefore represents a market-based expectation of the likelihood that the specified reference party will fail to perform on the reference obligation, a key market observable indicator of non-performance risk (the "CDS spread").

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

The cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to the Company by an independent third party. The Company utilizes an interest rate based on the benchmark London Interbank Offered Rate ("LIBOR") curve to derive its discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities - Trading and Available for Sale

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value in its available for sale and trading portfolios. Market price data is generally obtained from dealer markets.

Management is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions. The Company employs independent third-party valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual instruments. When the Company's valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a quote, which is generally non-binding, or by employing widely accepted internal valuation models.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested under the terms of service agreements. The inputs used by the valuation service providers include, but are not limited to, market prices from recently completed transactions and transactions of comparable securities, benchmark yields, interest rate yield curves, credit spreads, currency rates, quoted prices for similar securities and other market- observable information, as applicable. The valuation models take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

The Company has processes designed to ensure that the values received or internally estimated are accurately recorded, that the data inputs and the valuation techniques utilized are appropriate and consistently applied and that the assumptions are reasonable and consistent with the objective of determining fair value. The Company assesses the reasonableness of individual security values received from valuation service providers through various analytical techniques. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from the Company's valuation service providers to other third-party valuation sources for selected securities. The Company also validates prices for selected securities obtained from brokers through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

The methodology above is relevant for all fixed maturity securities; following are discussions of certain procedures unique to specific classes of securities.

Fixed Maturity Securities issued by Government Entities

For most debt securities issued by government entities, the Company obtains fair value information from independent third-party valuation service providers, as quoted prices in active markets are generally only available for limited debt securities issued by government entities. The fair values received from these valuation service providers may be based on a market approach using matrix pricing, which considers a security's relationship to other securities for which a quoted price in an active market may be available, or alternatively based on an income approach, which uses valuation techniques to convert future cash flows to a single present value amount.

Fixed Maturity Securities issued by Corporate Entities

For most debt securities issued by corporate entities, the Company obtains fair value information from third-party valuation service providers. For certain corporate debt securities, the Company obtains fair value information from brokers. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

RMBS, CMBS, CDOs and other ABS

Third-party valuation service providers also provide fair value information for the majority of the Company's investments in RMBS, CMBS, CDOs and other ABS. Where pricing is not available from valuation service providers, the Company obtains fair value information from brokers. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to structured securities, including ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies, and weighted average coupons and maturities. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. When the volume or level of market activity for an investment in RMBS, CMBS, CDOs or other ABS is limited, certain inputs used to determine fair value may not be observable in the market.

ML II

The fixed maturity securities, trading portfolio includes an interest in ML II. See Note 5 for additional background information on ML II. At inception, the Company's economic interest in ML II was valued at the transaction price of $52 million. Subsequently, the ML II interest is valued using a discounted cash flow methodology that uses the estimated future cash flows of the assets to which the ML II interest is entitled. The Company applies a model-determined market discount rate to its interest. This discount rate is calibrated to the change in the estimated asset values for the underlying assets commensurate with the Company's interest in the capital structure of the entity. Estimated cash flows and discount rates used in the valuation are validated, to the extent possible, using market observable information for securities with similar asset pools, structure and terms.

The fair value methodology used assumes the underlying collateral in the ML II interest will continue to be held and generate cash flows into the foreseeable future and does not assume a current liquidation of the assets underlying the ML II interest. Other methodologies employed or assumptions made in determining fair value for this investment could result in amounts that differ significantly for the amounts reported.

As of December 31, 2010, the Company expected to receive cash flows (undiscounted) in excess of the Company's initial investment, and any accrued interest, in the ML II interest over the remaining life of the investment after repayment of the first priority obligations owed to the New York Fed. The Company's cash flow methodology considers the capital structure of the collateral securities and their expected credit losses from the underlying asset pools. The fair value of the ML II interest is most affected by changes in the discount rates and changes in the underlying estimated future collateral cash flow assumptions used in the valuation model.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

The LIBOR interest rate curve changes are determined based on observable prices, interpolated or extrapolated to derive a LIBOR for a specific maturity term as necessary. The spreads over LIBOR for the ML II interest (including collateral-specific credit and liquidity spreads) can change as a result of changes in market expectations about the future performance of these investments as well as changes in the risk premium that market participants would demand at the time of the transactions.

Changes in estimated future cash flows would primarily be the result of changes in expectations for defaults, recoveries and prepayments on underlying loans.

Changes in the discount rate or the estimated future cash flows used in the valuation would alter the Company's estimate of the fair value of ML II as shown in the table below.

                                            Fair Value Change
                                            -----------------
                                              (In Millions)
Twelve Months Ended December 31, 2010
Discount Rates
200 basis point increase                   $               (8)
200 basis point decrease                                    9
400 basis point increase                                  (14)
400 basis point decrease                                   18

Estimated Future Cash Flows
10% increase                                               15
10% decrease                                              (17)
20% increase                                               32
20% decrease                                              (33)

The Company believes that the ranges of discount rates used in these analyses are reasonable on the basis of implied spread volatilities of similar collateral securities and implied volatilities of LIBOR interest rates. The ranges of estimated future cash flows were determined on the basis of variability in estimated future cash flows implied by cumulative loss estimates for similar instruments. Because of these factors, the fair value of ML II is likely to vary, perhaps materially, from the amount estimated.

Equity Securities Traded in Active Markets - Available for Sale

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value marketable equity securities in its available for sale portfolios. Market price data is generally obtained from exchange or dealer markets.

Hedge Funds, Private Equity Funds and Other Investment Partnerships-Partnerships and Other Invested Assets

The Company initially estimates the fair value of investments in certain hedge fund, private equity funds and other partnerships by reference to the transaction price. Subsequently, the Company obtains the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. The Company considers observable market data and performs diligence procedures in validating the appropriateness of using the net asset value as a fair value measurement.

Short-Term Investments

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. The Company will update valuation inputs only when corroborated by evidence such as similar market transactions, third party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Policy Derivatives Included in Policyholder Contract Deposits

The fair value of embedded derivatives contained in certain equity-indexed annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience.

With respect to embedded derivatives in the Company's indexed life and annuity contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and determinations on adjusting the participation rate and the cap on equity indexed credited rates in light of market conditions and policyholder behavior assumptions. This methodology incorporates an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior.

The Company also incorporates its own risk of non-performance in the valuation of the embedded policy derivatives associated with indexed annuity and life contracts. Historically, the expected cash flows were discounted using the interest rate swap curve ("swap curve"), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a plain vanilla swap against the floating LIBOR leg of a related tenor. The swap curve was adjusted, as necessary, for anomalies between the swap curve and the treasury yield curve. During the fourth quarter of 2010, the Company revised the non-performance risk adjustment to reflect a market participant's view of the Company's claims-paying ability. As a result, in 2010 the Company incorporated an additional spread to the swap curve used to value embedded policy

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

derivatives. Primarily as a result of this change, the fair value of the embedded derivative liabilities decreased by $2 million.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present information about assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value measurement based on the levels of the inputs used:

At December 31, 2010

                                                               Level 1       Level 2       Level 3    Total Fair Value
                                                               --------   --------------   --------   -----------------
                                                                                     (In Millions)
ASSETS:
Fixed maturity securities, available for sale:
  U.S. government obligations                                  $      -   $          143   $      -   $             143
  Foreign government                                                  -               99          -                  99
  States, territories & political subdivisions                        -               94         34                 128
  Corporate securities                                                -            7,576        129               7,705
  Mortgage-backed, asset-backed and collateralized:

    Residential mortgage-backed securities                            -              544        237                 781
    Commercial mortgage-backed securities                             -              138        301                 439
    Collateralized debt obligation / Asset backed securities          -               62         91                 153
                                                               --------   --------------   --------   -----------------
Total fixed maturity securities, available for sale                   -            8,656        792               9,448
                                                               --------   --------------   --------   -----------------
Fixed maturity securities, trading:
  Mortgage-backed, asset-backed and collateralized:

    Collateralized debt obligation / Asset backed securities          -                -         67                  67
                                                               --------   --------------   --------   -----------------
Total fixed maturity securities, trading                              -                -         67                  67
                                                               --------   --------------   --------   -----------------
Equity securities, available for sale:
  Common stocks                                                       -                -          2                   2
  Preferred stocks                                                    -                5          -                   5
                                                               --------   --------------   --------   -----------------
Total equity securities, available for sale                           -                5          2                   7
                                                               --------   --------------   --------   -----------------
Partnerships and other invested assets                                -               25         32                  57
Short-term investments                                                -              537          -                 537
Separate account assets                                              83                -          -                  83
                                                               --------   --------------   --------   -----------------
    Total                                                      $     83   $        9,223   $    893   $          10,199
                                                               ========   ==============   ========   =================
LIABILITIES:
Policyholder contract deposits                                 $      -   $            -   $     10   $              10
Derivative liabilities:
  Foreign exchange contracts                                          -               16          -                  16
                                                               --------   --------------   --------   -----------------
Total derivative liabilities                                          -               16          -                  16
                                                               --------   --------------   --------   -----------------
    Total                                                      $      -   $           16   $     10   $              26
                                                               ========   ==============   ========   =================

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

At December 31, 2009

                                                               Level 1       Level 2       Level 3    Total Fair Value
                                                               --------   --------------   --------   -----------------
                                                                          (In Millions)
ASSETS:
Fixed maturity securities, available for sale:
  U.S. government obligations                                  $      -   $          188   $      -   $             188
  Foreign government                                                  -               64          -                  64
  States, territories & political subdivisions                        -               60         18                  78
  Corporate securities                                                -            6,985        308               7,293
  Mortgage-backed, asset-backed and collateralized:

    Residential mortgage-backed securities                            -              846        244               1,090
    Commercial mortgage-backed securities                             -              240        201                 441
    Collateralized debt obligation / Asset backed securities          -               59         87                 146
                                                               --------   --------------   --------   -----------------
Total fixed maturity securities, available for sale                   -            8,442        858               9,300
                                                               --------   --------------   --------   -----------------
Fixed maturity securities, trading:
  Mortgage-backed, asset-backed and collateralized:

    Collateralized debt obligation / Asset backed securities          -                -         40                  40
                                                               --------   --------------   --------   -----------------
Total fixed maturity securities, trading                              -                -         40                  40
                                                               --------   --------------   --------   -----------------
Equity securities, available for sale:
  Common stocks                                                      13                -          2                  15
  Preferred stocks                                                    -                4          -                   4
                                                               --------   --------------   --------   -----------------
Total equity securities, available for sale                          13                4          2                  19
                                                               --------   --------------   --------   -----------------
Partnerships and other invested assets                                -                4         20                  24
Short-term investments                                                -              392          -                 392
Separate account assets                                              86                -          -                  86
                                                               --------   --------------   --------   -----------------
    Total                                                      $     99   $        8,842   $    920   $           9,861
                                                               ========   ==============   ========   =================

LIABILITIES:
Policyholder contract deposits                                 $      -   $            -   $      3   $               3
Derivative liabilities                                                -                9          -                   9
                                                               --------   --------------   --------   -----------------
    Total                                                      $      -   $            9   $      3   $              12
                                                               ========   ==============   ========   =================

Transfers of Level 1 and Level 2 Assets and Liabilities

The Company's policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company had no significant transfers between Level 1 and Level 2 during the year ended December 31, 2010.

At December 31, 2010 and 2009, Level 3 assets were 7.2 percent and 7.5 percent of total assets, respectively, and Level 3 liabilities were 0.10 percent and
0.03 percent of total liabilities, respectively.

Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during the years ended December 31, 2010 and 2009 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in the statements of income (loss) during the years ended December 31, 2010 and 2009 related to the Level 3 assets and liabilities that remained in the balance sheets at December 31, 2010 and 2009:

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

                                                Net                                                                   Changes in
                                             Realized                                                                 Unrealized
                                                And                                                                     Gains
                                            Unrealized      Accumulated     Purchases,                               (Losses) on
                                               Gains           Other          Sales,                                 Instruments
                              Balance at     (Losses)      Comprehensive     Issuances                 Balance  at     Held at
Twelve Months Ended            Beginning    included in       Income            and           Net         End of        End of
December 31, 2010              Of Period     Income (a)        (Loss)        Settlements    Transfers      Period        Period
----------------------------  -----------  -------------  ---------------  -------------  -----------  ------------  ------------
                                                           (In Millions)
ASSETS:
Fixed maturity securities,
available for sale:
  States, territories &
  political subdivisions      $        18  $          -   $           (1)  $         29   $      (12)  $         34  $          -
  Corporate securities                308             -                8            (29)        (158)           129             -
  Mortgage-backed, asset-
  backed and collateralized:
   Residential mortgage-
    backed securities                 244            (7)              41            (84)          43            237             -
   Commercial mortgage-
    backed securities                 201          (101)             193            (69)          77            301             -
   Collateralized debt
    Obligation  / Asset
    backed  securities                 87             1               21              7          (25)            91             -
                              -----------  -------------  ---------------  -------------  -----------  ------------  ------------
Total fixed maturity
 securities, available
  for sale                            858          (107)             262           (146)         (75)           792             -
                              -----------  -------------  ---------------  -------------  -----------  ------------  ------------
Fixed maturity securities,
  trading:
  Mortgage-backed,
   asset-backed  and
    collateralized:
   Collateralized debt
    Obligation  / Asset
    backed  securities                 40            25                -              2            -             67            25
                              -----------  -------------  ---------------  -------------  -----------  ------------  ------------
Total fixed maturity
  securities, trading                  40            25                -              2            -             67            25
                              -----------  -------------  ---------------  -------------  -----------  ------------  ------------
Equity securities,
 available  for sale:
    Common stocks                       2             -                -              -            -              2             -
                              -----------  -------------  ---------------  -------------  -----------  ------------  ------------
Total equity securities,
  available for sale                    2             -                -              -            -              2             -
                              -----------  -------------  ---------------  -------------  -----------  ------------  ------------
Partnerships and other
  invested assets                      20             3                1              6            2             32             -
                              -----------  -------------  ---------------  -------------  -----------  ------------  ------------
   Total                      $       920  $        (79)  $          263   $       (138)  $      (73)  $        893  $         25
                              -----------  -------------  ---------------  -------------  -----------  ------------  ------------
LIABILITIES:
Policyholder contract
deposits                      $         3  $          -   $            -   $          7   $        -   $         10  $          -

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

                                               Net                                                                  Changes in
                                            Realized                                                                Unrealized
                                               and                                                                    Gains
                                           Unrealized                       Purchases,                             (Losses) on
                                              Gains        Accumulated        Sales,                               Instruments
                             Balance at     (Losses)          Other         Issuances                   Balance      Held at
Twelve Months                 Beginning    included in    Comprehensive        and            Net        at End       End of
Ended December 31, 2009      of  Period    Income (a)     Income (Loss)    Settlements     Transfers   of Period      Period
---------------------------  -----------  -------------  ---------------  --------------  -----------  ----------  ------------
                                                                          (In Millions)
ASSETS:
Fixed maturity securities,
 available for sale:
  States, territories &
   political subdivisions    $         -  $          -   $            -   $          33   $      (15)  $       18  $          -
  Corporate securities               449             3               97            (103)        (138)         308             -
  Mortgage-backed,
  asset-backed and
  collateralized:
     Residential mortgage-
       backed securities             276           (17)              (5)            (42)          32          244             -
     Commercial
      mortgage-backed
      securities                      97           (23)             (16)             (8)         151          201             -
     Collateralized debt
     obligation / Asset
     backed securities                50           (13)             (16)              9           57           87             -
                             -----------  -------------  ---------------  --------------  -----------  ----------  ------------
Total fixed maturity
 securities, available
  for sale                           872           (50)              60            (111)          87          858             -
                             -----------  -------------  ---------------  --------------  -----------  ----------  ------------
Fixed maturity securities,
 trading:
Mortgage-backed,
  asset-backed and
  collateralized:
   Collateralized debt
     obligation / Asset
     backed securities                41            (3)               -               2            -           40             -
                             -----------  -------------  ---------------  --------------  -----------  ----------  ------------
Total fixed maturity
 securities, trading                  41            (3)               -               2            -           40             -
                             -----------  -------------  ---------------  --------------  -----------  ----------  ------------
Equity securities,
 available for sale:
      Common stocks                    1             -                -               1            -            2             -
                             -----------  -------------  ---------------  --------------  -----------  ----------  ------------
Total equity securities,
 available for sale                    1             -                -               1            -            2             -
                             -----------  -------------  ---------------  --------------  -----------  ----------  ------------
Partnerships and
 other invested assets                17            (3)               2               3            1           20             -
                             -----------  -------------  ---------------  --------------  -----------  ----------  ------------
   Total                     $       931  $        (56)  $           62   $        (105)  $       88   $      920  $          -
                             -----------  -------------  ---------------  --------------  -----------  ----------  ------------
LIABILITIES:
Policyholder contract
deposits                     $         1  $          -   $            -   $           2   $        -   $        3  $          -

---------
(a) Net realized gains and losses related to Level 3 items shown above are reported in the statements of income (loss) as net realized investment gains (losses). Net realized and unrealized gains and losses on trading securities are reported in net investment income.

Changes in the fair value of separate account assets are completely offset in the statements of income (loss) and comprehensive income (loss) by changes in separate account liabilities, which are not carried at fair value and therefore not included in the tables above.

Transfers  of  Level  3  Assets  and  Liabilities

The Company's policy is to transfer assets and liabilities into Level 3 when a significant input cannot be corroborated with market observable data. This may include: circumstances in which market activity has dramatically decreased and transparency to underlying inputs cannot be observed, current prices are not available, and substantial price variances in quotations among market participants exist.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

The following table provides the components of the transfers of Level 3 assets on a gross basis:

                                           Gross         Gross           Net
                                         Transfers     Transfers      Transfers
At December 31, 2010                         In          (Out)        In (Out)
---------------------------------------  ----------  --------------  -----------
                                                     (In Millions)
ASSETS:
 Obligations of states, municipalities
 and political subdivisions              $        -  $         (12)  $      (12)
 Corporate securities                           104           (262)        (158)
 RMBS                                            43              -           43
 CMBS                                            77              -           77
 CDO/ABS                                          1            (26)         (25)
 Partnerships and other invested assets           3             (1)           2
                                         ----------  --------------  -----------
Total assets                             $      228  $        (301)  $      (73)
                                         ==========  ==============  ===========

During the year ended December 31, 2010, the Company transferred into Level 3 approximately $228 million of assets consisting of certain ABS, CMBS and RMBS, private placement corporate debt and investment partnerships. The transfers into Level 3 related to investments in ABS, RMBS and CMBS were due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. Transfers into Level 3 for private placement corporate debt were primarily the result of the Company overriding third party matrix pricing information downward to better reflect the additional risk premium associated with those securities that the Company believes was not captured in the matrix. Investment partnerships transferred into Level 3 primarily consisted of certain hedge funds with limited market activity due to fund-imposed redemption restrictions.

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant input(s) becoming observable, or when a long-term interest rate significant to a valuation becomes short-term and thus observable. During the year ended December 31, 2010, the Company transferred approximately $301 million of assets out of Level 3. These transfers out of Level 3 are primarily related to investments in private placement corporate debt, investments in certain ABS and CDOs and certain investment partnerships. Transfers out of Level 3 for private placement corporate debt and for ABS were primarily the result of the Company using observable pricing information or a third party pricing quote that appropriately reflects the fair value of those securities, without the need for adjustment based on the Company's own assumptions regarding the characteristics of a specific security or the current liquidity in the market. Similarly, transfers out of Level 3 for CDO investments backed by corporate credits were primarily the result of the Company using observable pricing information or a third party pricing quote that appropriately reflects the fair value of those securities, without the need for adjustment based on the Company's own assumptions regarding the characteristics of a specific security or the current liquidity in the market. Transfers out of Level 3 for CDO investments were primarily due to increased observations of market transactions and price information for those securities. Certain investment partnerships were transferred out of Level 3 primarily due to the availability of information related to the underlying assets of these funds.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

Investments in Certain Entities Carried at Fair Value Using Net
Asset Value Per Share

The following table includes information related to the Company's investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring or non-recurring basis, the Company uses the net asset value per share as a practical expedient for fair value.

                                                                    December 31, 2010                December 31, 2009
                                                        -------------------------------------   --------------------------
                                                            Fair Value                           Fair Value
                                                            Using Net            Unfunded        Using Net      Unfunded
                                                           Asset Value         Commitments      Asset Value   Commitments
                                                        ------------------  ------------------  ------------  ------------
INVESTMENT CATEGORY                                                                    (In Millions)
Private equity funds:

Leveraged buyout       Debt and/or equity
                       investments
                       made as part of a                $               20  $               19  $         12  $         27
                       transaction in which assets
                       of  mature companies are
                       acquired from the current
                       shareholders, typically with
                       the use of financial leverage.

Venture capital        Early-stage, high-potential,
                       growth companies                                  2                   3             -             -
                       expected to generate a return
                       through an eventual
                       realization event, such as
                       an initial  public offering or
                       sale of the company.

Other                  Real estate, energy, multi-
                       strategy,  mezzanine, and                         7                   4             7             5
                       industry-focused strategies.
                                                        ------------------  ------------------  ------------  ------------
Total private
equity funds                                                            29                  26            19            32
                                                        ------------------  ------------------  ------------  ------------
Hedge funds:

Long-short             Securities that the manager
                       believes are undervalued,                        25                   -             -             -
                       with corresponding short
                       positions to hedge market
                       risk.

Other                  Non-U.S. companies, futures
                       and commodities, macro                            -                   -             4             -
                       and multi-strategy and
                       industry-focused strategies.
                                                        ------------------  ------------------  ------------  ------------
Total hedge funds                                                       25                   -             4             -
                                                        ------------------  ------------------  ------------  ------------
Total                                                   $               54  $               26  $         23  $         32
                                                        ==================  ==================  ============  ============

At December 31, 2010, private equity fund investments included above are not redeemable during the lives of the funds and have expected remaining lives that extend in some cases more than 10 years. At that date, 1 percent of the total above had expected remaining lives of less than three years, 20 percent between 3 and 7 years and 78 percent between 7 and 10 years. Expected lives are based upon legal maturity, which can be extended at the fund manager's discretion, typically in one-year increments.

At December 31, 2010, all hedge fund investments included above are redeemable quarterly, with redemption notices ranging from 30 days to 90 days. 100 percent require redemption notices of less than 90 days. An investment representing approximately 98 percent of the value of the hedge fund investments cannot be redeemed, either in whole or in part, because the investment includes various restrictions. The restrictions, which have a pre-defined end date, are expected to be lifted by the end of 2012.

Fair Value Measurements on a Non-Recurring Basis

The Company also measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. The Company uses a variety of techniques to measure the fair value of these assets when appropriate, as described below:

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

Cost and equity-method investments. When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed in Valuation Methodologies, above, for other invested assets.

Mortgage and other loans. When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed below for mortgage and other loans.

Fair Value Option - Fixed Maturity Securities, Trading

The Company may elect to measure financial instruments at fair value and certain other assets and liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings.

The Company has elected fair value accounting for its economic interest in ML
II. The Company recorded gains (losses) of $25 million, $(3) million and $(11) million in the years ended December 31, 2010, 2009 and 2008, respectively, to reflect the change in the fair value of ML II, which were reported as a component of net investment income in the statements of income (loss).

Fair Value Information about Financial Instruments Not Measured at Fair Value

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

Mortgage and Other Loans Receivable

Fair values of mortgage loans were estimated for disclosure purposes using discounted cash flow calculations based upon discount rates the Company believes market participants would use in determining the price that they would pay for such assets. For certain loans, the Company's current incremental lending rates for similar type loans is used as the discount rate, as it is believed that this rate approximates the rate that market participants would use. Fair values of collateral, commercial and guaranteed loans were estimated principally by using independent pricing services, broker quotes and other independent information.

Policy loans

The fair values of the policy loans were not estimated as the Company believes it would have to expend excessive costs for the benefits derived.

Short-Term Investments

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

Policyholder Contract Deposits Associated with Investment-type Contracts

Fair value for policyholder contract deposits associated with investment-type contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Where no similar contracts are being offered, the discount rate is the appropriate tenor swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.


The following table presents the carrying value and estimated fair value of the Company's financial instruments:

                                                             2010             2009
                                                ---------------------   -----------------
                                                   Carrying      Fair   Carrying    Fair
                                                    Amount      Value    Amount    Value
                                                --------------  ------  ---------  ------
                                                              (In Millions)
ASSETS
Fixed maturity securities, available for sale   $        9,448  $9,448  $   9,300  $9,300
Fixed maturity securities, trading                          67      67         40      40
Equity securities, available for sale                        7       7         19      19
Mortgage and other loans receivable                        734     755        791     745
Policy loans                                               216     216        220     220
Partnerships and other invested assets                     136     136        125     125
Short-term investments                                     826     826        611     611
Separate account assets                                     83      83         86      86

LIABILITIES
Policyholder contract deposits (a)                       2,239   2,451      2,223   2,338
Derivative liabilities                                      16      16          9       9

---------
(a) Net embedded derivatives within liability host contracts are presented within policyholder contract deposits.

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

5. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Available for Sale Securities

The cost or amortized cost, gross unrealized gains and losses, and fair value of fixed maturity and equity securities available for sale by major category were as follows:

                                                                                                   Other-Than-
                                                  Cost or       Gross         Gross                 Temporary
                                                 Amortized   Unrealized     Unrealized     Fair    Impairments
                                                    Cost        Gains         Losses      Value    in AOCI (a)
                                                 ----------  -----------  --------------  ------  -------------
                                                                          (In Millions)
December 31, 2010
Fixed maturities
 U.S. government obligations                     $      128  $        15  $           -   $  143  $          -
 Foreign government                                      86           13              -       99             -
 States, territories & political
  subdivisions                                          130            1             (3)     128             -
 Corporate securities                                 6,948          668            (43)   7,573             7
 Mortgage-backed, asset-backed
  and collateralized:
  Residential mortgage-backed
   securities                                           809           32            (60)     781           (23)
  Commercial mortgage-backed
   securities                                           496           17            (74)     439           (19)
  Collateralized debt obligation /
   Asset backed securities                              161           11            (19)     153             7
  Affiliated securities                                 132            -              -      132             -
                                                 ----------  -----------  --------------  ------  -------------
Total fixed maturities                                8,890          757           (199)   9,448           (28)
  Equity securities:
   Common stocks                                          1            -              -        2             -
   Preferred stocks                                       4            1              -        5             -
                                                 ----------  -----------  --------------  ------  -------------
Total equity securities                                   5            1              -        7             -
                                                 ----------  -----------  --------------  ------  -------------
Total                                            $    8,895  $       758  $        (199)  $9,455  $        (28)
                                                 ==========  ===========  ==============  ======  =============

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO
                        FINANCIAL STATEMENTS (Continued)


                                                                                                   Other-Than-
                                                  Cost or       Gross         Gross                 Temporary
                                                 Amortized   Unrealized     Unrealized     Fair    Impairments
                                                    Cost        Gains         Losses      Value    in AOCI (a)
                                                 ----------  -----------  --------------  ------  -------------
                                                                          (In Millions)
December 31, 2009
Fixed maturities
 U.S. government obligations                     $      173  $        15  $           -   $  188  $          -
 Foreign government                                      57            8              -       65             -
 States, territories & political
   subdivisions                                          79            1             (2)      78             -
 Corporate securities                                 6,783          487           (100)   7,170            12
 Mortgage-backed, asset-backed and
  collateralized:
   Residential mortgage-backed securities             1,196           40           (146)   1,090           (33)
   Commercial mortgage-backed
    securities                                          686            8           (254)     440           (77)
   Collateralized debt obligation /
    Asset backed securities                             184            5            (42)     147             1
  Affiliated securities                                 122            -              -      122             -
                                                 ----------  -----------  --------------  ------  -------------
 Total fixed maturities                               9,280          564           (544)   9,300           (97)
 Equity securities:
  Common stocks                                          11            5             (1)      15             -
  Preferred stocks                                        4            -              -        4             -
                                                 ----------  -----------  --------------  ------  -------------
 Total equity securities                                 15            5             (1)      19             -
                                                 ----------  -----------  --------------  ------  -------------
Total                                            $    9,295  $       569  $        (545)  $9,319  $        (97)
                                                 ==========  ===========  ==============  ======  =============

--------
(a) Represents the amount of other-than-temporary impairment losses recognized in accumulated other comprehensive income (loss), which, starting on April 1, 2009, were not included in earnings. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

The following table summarizes the Company's fair values and gross unrealized losses on fixed maturity and equity securities available for sale, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2010 and 2009:

                                                   Less than 12 Months          12 Months or More               Total
                                                 ------------------------  ----------------------------  --------------------
                                                                Gross                         Gross                 Gross
                                                    Fair      Unrealized        Fair        Unrealized    Fair    Unrealized
December 31, 2010                                  Value        Losses         Value          Losses     Value      Losses
-----------------------------------------------  ----------  ------------  --------------  ------------  ------  ------------
                                                                           (In Millions)
Fixed maturities
 U.S. government obligations                     $        -  $         -   $            -  $         -   $    -  $         -
 Foreign government                                       -            -                -            -        -            -
 States, territories &
  political subdivisions                                 91           (3)               -            -       91           (3)
 Corporate securities                                   754          (28)             325          (15)   1,079          (43)
 Mortgage-backed, asset-
  backed  and collateralized:
  Residential mortgage-
   backed  securities                                   210           (8)             239          (52)     449          (60)
  Commercial mortgage-
   backed  securities                                    34            -              269          (74)     303          (74)
  Collateralized debt obligation /
   Asset backed securities                               23           (2)              82          (17)     105          (19)
                                                 ----------  ------------  --------------  ------------  ------  ------------
Total fixed maturities                                1,112          (41)             915         (158)   2,027         (199)
                                                 ----------  ------------  --------------  ------------  ------  ------------
Total                                            $    1,112  $       (41)  $          915  $      (158)  $2,027  $      (199)
                                                 ==========  ============  ==============  ============  ======  ============

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO
                        FINANCIAL STATEMENTS (Continued)

                                       Less than 12 Months        12 Months or More             Total
                                    ------------------------  ----------------------------  -------------------
                                                   Gross                          Gross                Gross
                                       Fair      Unrealized        Fair        Unrealized    Fair    Unrealized
December 31, 2009                     Value        Losses         Value          Losses     Value      Losses
--------------------------------    ----------  ------------  --------------  ------------  ------  ------------
                                                              (In Millions)
Fixed maturities
 States, territories &
  political  subdivisions           $       37  $        (1)  $           14  $        (1)  $   51  $        (2)
 Corporate securities                    1,154          (58)             828          (42)   1,982         (100)
 Mortgage-backed, asset-
  backed and  collateralized:
   Residential mortgage-
     backed  securities                    244          (82)             256          (64)     500         (146)
   Commercial mortgage-
     backed  securities                    168         (167)             103          (87)     271         (254)
   Collateralized debt obligation /
    Asset backed securities                 48          (25)              75          (17)     123          (42)
                                    ----------  ------------  --------------  ------------  ------  ------------
Total fixed maturities                   1,651         (333)           1,276         (211)   2,927         (544)
Equity securities:
  Common stocks                              -            -                1           (1)       1           (1)
  Preferred stocks                           4            -                -            -        4            -
                                    ----------  ------------  --------------  ------------  ------  ------------
Total equity securities                      4            -                1           (1)       5           (1)
                                    ----------  ------------  --------------  ------------  ------  ------------
Total                               $    1,655  $      (333)  $        1,277  $      (212)  $2,932  $      (545)
                                    ==========  ============  ==============  ============  ======  ============

As of December 31, 2010, the Company held 445 individual fixed maturity and equity securities that were in an unrealized loss position, of which 209 individual securities were in a continuous unrealized loss position for twelve months or more.

The Company did not recognize in earnings the unrealized losses on these fixed maturity securities at December 31, 2010, because management neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Furthermore, management expects to recover the entire amortized cost basis of these securities. In performing this evaluation, management considered the recovery periods for securities in previous periods of broad market declines. For fixed maturity securities with significant declines, management performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other market available data.

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2010:

                                                        Total Fixed Maturity Available
                                                           for place  Securities
                                                    ----------------------------------
                                                        Amortized
                                                           Cost          Fair Value
                                                    -------------------  -----------
                                                              (In Millions)
Due in one year or less                             $               361  $       366
Due after one year through five years                             1,624        1,739
Due after five years through ten years                            1,745        1,902
Due after ten years                                               3,694        4,069
Mortgage-backed, asset-backed and
collateralized securities                                         1,466        1,372
                                                    -------------------  -----------
Total fixed maturity securities available for sale  $             8,890  $     9,448
                                                    ===================  ===========

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

At December 31, 2010, the Company's investments included one investment with a single issuer that each exceeded 10 percent of the Company's shareholder's equity. The investment was a short-term money market investment of

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
               NOTES TO FINANCIAL STATEMENTS (Continued)

$823 million. In 2009, there was one investment exceeding 10 percent, which was a short-term money market investment.

Total carrying values of bonds, at amortized cost deposited with regulatory authorities in accordance with statutory requirements were $194 million and $366 million at December 31, 2010 and 2009, respectively.

Trading Securities

ML II

On December 12, 2008, in conjunction with the termination of the Securities Lending Program, AIG, the Participants and the Agent entered into an Asset Purchase Agreement (the "Asset Purchase Agreement") with ML II. Pursuant to the Asset Purchase Agreement, the Participants sold to ML II all of their undivided interests in a pool of $39.3 billion par amount of RMBS held in the Securities Lending Program's collateral account. In exchange for the RMBS, the Participants received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price, as described below. The total purchase price was based on the fair value of the RMBS as of October 31, 2008, and the Participants recognized a realized loss of $2.2 billion on the transaction. The amount of the initial payment and the deferred contingent portions of the total purchase price were allocated among the Participants based on their respective ownership interests in the pool of RMBS as of September 30, 2008.

Pursuant to a credit agreement, the New York Fed, as senior lender, made a loan to ML II (the "ML II Senior Loan") in the aggregate amount of $19.5 billion (such amount being the cash purchase price of the RMBS payable by ML II on the closing date after certain adjustments, including payments on RMBS for the period between the transaction settlement date of October 31, 2008 and the closing date of December 12, 2008). The ML II Senior Loan is secured by a first priority security interest in the RMBS and all property of ML II, bears interest at a rate per annum equal to one-month LIBOR plus 1.0 percent and has a stated six-year term, subject to extension by the New York Fed at its sole discretion. After the ML II Senior Loan has been repaid in full, to the extent there are sufficient net cash proceeds from the RMBS, the Participants will be entitled to receive from ML II a portion of the deferred contingent purchase price in the amount of up to $1.0 billion plus interest that accrues from the closing date and is capitalized monthly at the rate of one-month LIBOR plus 3.0 percent. Upon payment in full of the ML II Senior Loan and the accrued distributions on the Participants' fixed portion of the deferred contingent purchase price, all remaining amounts received by ML II will be paid five-sixths to the New York Fed as contingent interest and one-sixth to the Participants as remaining deferred contingent purchase price. The New York Fed will have sole control over ML II and the sales of the RMBS by ML II so long as the New York Fed has any interest in the ML II Senior Loan.

Neither AIG nor the Company have any control rights over ML II. The Company has determined that ML II is a VIE and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale. The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value. This interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 4 herein for further discussion of the Company's fair value methodology and the valuation of ML II.

Net unrealized gains (losses) included in the statements of income (loss) from fixed maturity securities classified as trading securities in 2010, 2009 and 2008 were $25 million, $565 thousand and $(11) million, respectively.

MORTGAGE LOANS ON REAL ESTATE

At December 31, 2010, the Company had direct commercial mortgage loan exposure of $743 million representing U.S. loan exposure. At that date, substantially all of the U.S. loans were current. The Company does not currently have any foreign commercial mortgage loans.

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                  NOTES TO FINANCIAL STATEMENTS (Continued)

The U.S. commercial loan exposure by state and type of loan, at December 31, 2010, were as follows:

State                 # of Loans  Amount *   Apartments       Offices      Retails   Industrials   Hotels   Others   % of Total
--------------------  ----------  ---------  -----------  ---------------  --------  ------------  -------  -------  -----------
                                                          ($In Millions)
New York                      20  $     151  $        23  $            97  $     21  $          5  $     -  $     5       20.3 %
New Jersey                    13        112           92                -        20             -        -        -       15.1 %
California                    16         95            9               36         -            33        4       13       12.8 %
Texas                          9         42            9               12         7            14        -        -        5.7 %
Florida                       12         35            -               16        12             7        -        -        4.7 %
Other states                  64        308           48               51        93            28       38       50       41.4 %
--------------------  ----------  ---------  -----------  ---------------  --------  ------------  -------  -------  ----------
Total                        134  $     743  $       181  $           212  $    153  $         87  $    42  $    68      100.0 %
                      ==========  =========  ===========  ===============  ========  ============  =======  =======  ==========

--------
*   Excludes portfolio valuation allowance

The Company's mortgage and other loan valuation allowance activity are as follows:

                                    2010        2009       2008
                                   ------  --------------  -----
                                           (In Millions)
Allowance, beginning of year       $   6   $            -  $   -
Additions to allowance for losses     25                6      -
Charge-offs, net of recoveries       (13)               -      -
                                   ------  --------------  -----
Allowance, end of year             $  18   $            6  $   -
                                   ======  ==============  =====

The Company's impaired mortgage loans are as follows:

                                   2010        2009       2008
                                  ------  -------------  ------
                                          (In Millions)
Impaired loans with valuation
allowances                        $    22 $           -  $    -
Impaired loans without valuation
allowances                             17             -       -
                                   ------  ------------  ------
  Total impaired loans                 39             -       -
Less: Valuation allowances on
 impaired loans                       (6)             -       -
                                   ------  ------------  ------
  Impaired loans, net              $   33  $          -  $    -
                                  =======  ============  ======

The Company recognized $2 million in interest income on the above impaired mortgage loans for the year ended December 31, 2010. The Company did not recognize any interest income on impaired loans for the years ended December 31, 2009 and 2008.

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
               NOTES TO FINANCIAL STATEMENTS (Continued)

INVESTMENT INCOME

Investment income by type of investment was as follows for the years ended December 31:

                                          2010        2009        2008
                                         ------  --------------  ------
                                                 (In Millions)
Investment income:
 Fixed maturities                        $  680  $         637   $ 666
 Equity securities                            1              1       1
 Mortgage and other loans                    46             60      59
 Policy loans                                14             15      14
 Investment real estate                       6              6      10
 Partnerships and other invested assets      14             10     (22)
 Securities Lending                           -              -      22
 Other investment income                      2              2       5
                                         ------  -------------   -----
Gross investment income                     763            731     755
Investment expenses                         (16)           (15)     (5)
                                         ------  -------------   -----
Net investment income                    $  747  $         716   $ 750
                                         ======  =============   =====

The carrying value of investments that produced no investment income during 2010 was $46 million, which is less than 0.5 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                NOTES TO FINANCIAL STATEMENTS (Continued)

NET REALIZED INVESTMENT GAINS (LOSSES)

Realized investment gains (losses) by type of investment were as follows for the years ended December 31:

                                                           2010        2009         2008
                                                          ------  --------------  --------
                                                                  (In Millions)
Sales of fixed maturity securities, available for sale:
 Gross gains                                              $  66   $          32   $   202
 Gross losses                                                (8)            (17)     (292)
Sales of equity securities, available for sale:
 Gross gains                                                  3               1         -
 Gross losses                                                 -               -         -
Partnerships and other invested assets:
 Gross gains                                                  -               6         -
 Gross losses                                               (24)             (6)       (5)
Derivatives:
 Gross gains                                                  1               -        21
 Gross losses                                               (10)             (7)      (53)
Securities lending collateral, including other-than-
  temporary impairments                                      14              (1)   (1,127)
Other-than-temporary impairments:
 Total other-than-temporary impairments on
   available for sale securities                            (77)           (147)     (977)
  Portion of other-than-temporary impairments on
   available for sale fixed maturity securities
   recognized in accumulated other comprehensive
   income                                                   (28)             (4)        -
                                                          ------  --------------  --------
Net other-than-temporary impairments on available
  for sale securities recognized in net income (loss)      (105)           (151)     (977)
Other-than-temporary impairments on all other
  investments                                                 -              (2)        -
                                                          ------  --------------  --------
Net realized investment losses before taxes               $ (63)  $        (145)  $(2,231)
                                                          ======  ============== =========

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                NOTES TO FINANCIAL STATEMENTS (Continued)

CREDIT IMPAIRMENTS

The following table presents a rollforward of the credit impairments recognized in earnings for available for sale fixed maturity securities held by the
Company:

                                                                         Twelve Months    Nine Months
                                                                             Ended           Ended
                                                                         December 31,     December 31,
                                                                             2010             2009
                                                                        ---------------  --------------
                                                                               (In Millions)
Balance, beginning of year                                              $          262   $           -
Increases due to:
  Credit losses remaining in accumulated deficit related to adoption
   of new other-than-temporary impairment standard                                   -             232
  Credit impairments on new securities subject to impairment losses                 38              10
  Additional credit impairments on previously impaired securities                   82              49
Reductions due to:
  Credit impaired securities fully disposed for which there was
   no prior intent or requirement to sell                                          (12)            (22)
  Credit impaired securities for which there is a current intent or
   anticipated requirement to sell                                                  (1)              -
  Accretion on securities previously impaired due to credit                         (7)             (7)
   Other                                                                           (10)
                                                                        ---------------  --------------
Balance, end of year                                                    $          352   $         262
                                                                        ===============  ==============

6. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk and credit risk. See Notes 3 and 4 for further discussion on derivative financial instruments.

The following table presents the notional amount and fair value of derivative financial instruments, by their underlying risk exposure, held at:

                                            Derivative Assets       Derivative Liabilities
                                       ---------------------------  ----------------------
                                          Notional         Fair       Notional     Fair
December 31, 2010                        Amount(a)        Value      Amount(a)     Value
-------------------------------------  --------------  ------------  ----------  ---------
                                                         (In Millions)
Derivatives not designated as hedging
  instruments:
 Foreign exchange contracts            $            5  $          -  $       36  $       16
 Other contracts                                   22             -         100          10
                                       --------------  ------------  ----------  ----------
Total derivatives, gross               $           27             -  $      136          26
                                       ==============  ------------  ==========  ----------
Less: Bifurcated embedded derivatives                             -                      10
                                                       ------------              ----------
Total derivatives on balance sheets                    $          -              $       16
                                                       ============              ==========

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
               NOTES TO FINANCIAL STATEMENTS (Continued)

                                                  Derivative Assets                Derivative Liabilities
                                       ---------------------------------------     -----------------------
                                            Notional              Fair               Notional      Fair
                                            Amount(a)            Value              Amount(a)     Value
                                       -------------------   ------------------    ----------    ------
December 31, 2009                                             (In Millions)
Derivatives not designated as
  hedging instruments:
  Foreign exchange contracts           $                 -   $               -    $       53   $     9
  Other contracts                                       22                   -            18         3
                                       -------------------   ------------------    ----------  -------
Total derivatives, gross               $                22                   -    $       71        12
                                       ===================   ------------------   ===========  -------
Less: Bifurcated embedded derivatives                                        -                       3
                                                             ------------------                -------
Total derivatives on balance sheets                          $               -                 $     9
                                                             ==================                 =======

--------
(a) Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is generally not a quantification of market risk or credit risk and is not recorded on the balance sheets. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as currency swaps.

Foreign exchange contracts used by the Company include cross-currency interest rate swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

The Company issued certain indexed universal life and variable annuity products which contain guaranteed provisions that are considered embedded derivatives. The fair value of these embedded derivatives is reflected in policyholder contract deposits in the balance sheets. The changes in fair value of the embedded derivatives are reported in net realized investment gains (losses) in the accompanying statements of income (loss).

The Company recorded the following change in value of its derivative financial instruments, including periodic net coupon settlements and gains and losses on sales of derivatives in net realized investment gains (losses) in the statements of income (loss):

                                                    2010        2009        2008
                                                   ------  --------------  ------
                                                           (In Millions)
Derivatives not designated as hedging instruments
  Foreign exchange contracts                       $ (10)  $          (5)  $  19
  Other contracts                                      1              (2)    (51)
                                                   ------  --------------  ------
Total                                              $  (9)  $          (7)  $ (32)
                                                   ======  ==============  ======

The Company is exposed to potential credit-related losses in the event of nonperformance by counterparties to financial instruments. At December 31, 2010 and 2009, the Company had $16 million and $9 million, respectively, of net derivative liabilities outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of the Company's derivative financial instruments is limited to the fair value of contracts that are favorable to the Company at the reporting date.

7. VARIABLE INTEREST ENTITIES

A VIE is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support, or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights and do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but rather is based on other criteria discussed below.

While the Company enters into various arrangements with VIEs in the normal course of business, the Company's involvement with VIEs is primarily as a passive investor in debt securities (rated and unrated) and equity interests issued by VIEs. In all instances, the Company consolidates the VIE when it determines that the Company is the primary beneficiary. This analysis includes a review of the VIE's capital structure, contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued, and the Company's

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

involvements with the entity. In evaluating consolidation, the Company also evaluates the design of the VIE, and the related risks to which the entity was designed to expose the variable interest holders.

For VIEs with attributes consistent with that of an investment company or a money market fund, the primary beneficiary is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

For all other variable interest entities, the primary beneficiary is the entity that has both (i) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (ii) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of the Company's decision-making ability and its ability to influence activities that significantly affect the economic performance of the VIE.

Exposure to Loss

The Company calculates its maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where the Company has also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE.

The following table presents total assets of unconsolidated VIEs in which the Company holds a variable interest, as well as the Company's maximum exposure to loss associated with these VIEs:

                                                      Maximum Exposure to Loss
                                              ------------------------------------
                                  Total VIE     On-Balance    Off-Balance
                                    Assets        Sheet          Sheet      Total
                                  ----------  --------------  ------------  ------
December 31, 2010                                    (In Millions)
Real estate and investment funds  $    2,086  $           34  $          1  $   35
Maiden Lane II                        16,455              67             -      67
                                  ----------  --------------  ------------  ------
Total                             $   18,541  $          101  $          1  $  102
                                  ==========  ==============  ============  =======
December 31, 2009
Real estate and investment funds  $        1  $            8  $          -  $    8
Maiden Lane II                        15,911              40             -      40
                                  ----------  --------------  ------------  ------
Total                             $   15,912  $           48  $          -  $   48
                                  ==========  ==============  ============  =======

Balance Sheet Classification

The Company's interest in the assets and liabilities of unconsolidated VIEs was classified on the Company's balance sheets as follows:

                                           At December 31,
                                       ---------------------
                                         2010        2009
                                       ----------   --------
                                           (In Millions)
Assets:
 Fixed maturity securities, trading    $       67   $     40
 Other invested assets                         34          8
                                       ----------   --------
Total assets                           $      101   $     48
                                       ==========   ========

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                NOTES TO FINANCIAL STATEMENTS (Continued)

Real Estate and Investment Funds

The Company participates as a passive investor in the equity issued primarily by third-party-managed hedge and private equity funds, real estate funds and some funds managed by AIG Investments (an affiliate). The Company is typically not involved in the design or establishment of VIEs, nor does it actively participate in the management of VIEs. The Company's exposure to funds that are unconsolidated VIEs was not material to the Company's financial condition as of December 31, 2010 or 2009.

ML II

On December 12, 2008, the Company and certain other domestic insurance subsidiaries of AIG sold all of their undivided interests in a pool of $39.3 billion face amount of RMBS to ML II, whose sole member is the New York Fed. The Company has a significant variable economic interest in ML II, which is a VIE. See Note 5 herein for further discussion.

RMBS, CMBS, Other ABS and CDOs

The Company is a passive investor in RMBS, CMBS, other ABS and CDOs primarily issued by domestic special-purpose entities. The Company generally does not sponsor or transfer assets to, or act as the servicer to these asset-backed structures, and was not involved in the design of these entities.

The Company's maximum exposure in these types of structures is limited to its investment in securities issued by these entities. Based on the nature of the Company's investments and its passive involvement in these types of structures, the Company has determined that it is not the primary beneficiary of these entities. The fair values of the Company's investments in these structures are reported in Note 4 and Note 5 herein.

8. SECURITIES LENDING PROGRAM

The Company and certain other wholly owned U.S. insurance company subsidiaries of AIG historically participated in the Securities Lending Program, which was managed by an affiliated agent, AIG Securities Lending Corp. (the "Agent") and an affiliated investment advisor for the benefit of the insurance company participants (collectively, "the Participants").

During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings.

On December 12, 2008, the Securities Lending Program was terminated following the sale of long-term investments held by the Agent in the Securities Lending Program's collateral account and the settlement of all outstanding securities lending transactions. Prior to the termination of the Securities Lending Program, the Participants recognized realized capital losses on other-than-temporary impairments and sales of the long-term investments. AIG made capital contributions to the Participants, which were funded directly to the Securities Lending Program's collateral account, and which largely offset the obligations of the Participants to contribute to the collateral account their pro rata share of any investment losses incurred.

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
               NOTES TO FINANCIAL STATEMENTS (Continued)

The Company recorded the following amounts in 2008 related to the Securities Lending Program:

                                                                              (In Millions)
For the year ended December 31, 2008:
Realized losses on securities lending collateral:
  Net realized losses on RMBS sold to ML II                                   $        (114)
  Net realized losses on all other asset sales                                         (114)
  Realized losses due to other-than-temporary declines in value                        (938)
                                                                              -------------
Total                                                                         $      (1,166)
                                                                              =============
Net realized losses related to lent securities with insufficient collateral:
  Deemed sales of lent securities                                             $         (46)
  Forward purchase commitments                                                          (51)
                                                                              -------------
Total                                                                         $         (97)
                                                                              =============

At December 31, 2008, the Company's assets included undistributed funds held in the Securities Lending Program collateral account and a receivable from affiliate for amounts due to the Company from the Agent. The Company received settlement of those amounts during 2009, and terminated its securities lending agency agreement with the Agent effective as of December 31, 2009.

On September 19, 2008, a proceeding was commenced pursuant to the provisions of the Securities Investor Protection Act of 1970 ("SIPA") with respect to Lehman Brothers Inc. ("Lehman") and a trustee was appointed to administer the Lehman estate. On that date, securities owned by the Company and certain other Participants (collectively, the "Affected Participants") were on loan to Lehman under a master securities lending agreement (the "MSLA"). The commencement of this SIPA proceeding constituted an event of default under the MSLA, and the lent securities were not returned by Lehman. The Affected Participants reported the lent securities that were not returned by Lehman as sales. As a result of the default, the Affected Participants exercised their remedies under the MSLA to apply collateral held against the amounts owed by Lehman. The remaining collateral held with respect to securities loaned to Lehman was distributed in cash to the Affected Participants on December 30, 2008 and was reflected in other liabilities at December 31, 2009 and 2008. In 2010, a settlement with the Lehman estate was reached, and the settlement was funded on September 10, 2010. The Company recognized a realized gain in 2010 of $14 million as an adjustment to the estimated losses previously recorded on the sale treatment of the lent securities.

9. DEFERRED POLICY ACQUISITION COSTS

The following table summarizes the activity in DAC:

                                                        2010      2009     2008
                                                       ------  ---------  ------
                                                               (In Millions)
Balance at January 1                                   $  324   $   425   $  364
 Deferrals                                                 24        19       38
 Accretion of interest/amortization                       (39)      (45)      21
 Effect of unlocking assumptions used in
  estimating future gross profits                          (9)        -       (3)
 Effect of realized gains on securities (a)                 -        (1)     (37)
 Effect of unrealized (gains) losses on securities (b)    (35)       (74)     42
                                                       ------  ---------   -----
Balance at December 31                                 $  265   $    324   $ 425
                                                       ======  =========   =====

-------
(a) In 2009, a decrease of $39 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (b) below with no net impact to the DAC balance.

(b) In 2009, an increase of $39 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (a) above with no net impact to the DAC balance.

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

Deferred sales inducement balances and activity for years ended December 31, 2010, 2009 and 2008 are immaterial.

In accordance with GAAP, the Company periodically unlocks assumptions as necessary. Depending on the product, DAC, URR and other required reserves may be affected. In 2010, unlocking increased amortization due to improved mortality for life insurance. Unlocking also reduced reserves on certain interest sensitive life products. In 2009, there were no prospective unlockings implemented. In 2008, DAC amortization increased due to unlocking interest and lapse assumptions on certain deferred annuity products.

During 2010, the Company continued to migrate certain blocks of reserves and DAC from various legacy systems to a new valuation system, representing approximately $160 million of reserves and $55 million of DAC at the point of conversion. During 2009 and 2008, the corresponding amounts were approximately $1.3 billion and $1.5 billion of reserves and $106 million and $44 million of DAC, respectively, at the point of conversion.

10. FUTURE POLICY BENEFITS AND POLICYHOLDER CONTRACT DEPOSITS

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                      2010           2009
                                 --------------  ----------
                                   (Restated)
                                      (In Millions)
Future policy benefits:
 Ordinary life                   $          684  $    674
 Group life                                  94        83
 Life contingent annuities                2,546     2,293
 Terminal funding                         1,197     1,221
 Accident and health                        643       637
                                 --------------  --------
Total                            $        5,164  $  4,908
                                 ==============  ========
Policyholder contract deposits:
 Annuities                       $        2,156  $  2,133
 Corporate-owned life insurance              43        41
 Universal life                           1,793     1,830
 Other contract deposits                     85        96
                                 --------------  --------
Total                            $        4,077  $  4,100
                                 ==============  ========

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges, and as applicable, other required reserves. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 1.0 percent to 8.0 percent.

The Company performs a loss recognition review to determine whether future profitability of insurance-oriented products may be substantially lower than estimated, which can result in an impairment charge or the establishment of additional reserves. This review considers if additional future policy benefit reserves are required if unrealized gains included in other comprehensive income were assumed to be actually realized and the proceeds are reinvested at lower
yields.   As a result of this review, the Company increased reserves by $217 million in 2010.  No additional reserves were necessary in 2009.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

The liability for future policy benefits has been established on the basis of the following assumptions:

- Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 1.0 percent to 8.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 13.5 percent and grade to no less than 1.3 percent.

- Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual and group life approximated 6.4 percent.

The liability for policyholder contract deposits has been established on the basis of the following assumptions:

- Interest rates credited for deferred annuities vary by year of issuance and range from 2.5 percent to 5.5 percent. This range is applicable to deferred annuity contracts where the crediting rates are not directly based on equity market returns. Current declared interest rates are generally guaranteed to remain in effect for a period of one year, though some are guaranteed for longer periods. Withdrawal charges generally range from zero percent to 8.0 percent grading to zero over a period of zero to 8 years.

- Interest rates on corporate-owned life insurance are guaranteed at 4.0 percent and the weighted average rate credited in 2010 was 4.4 percent.

-    The universal life policies have credited interest rates of 1.0 percent to
     8.0 percent and guarantees ranging from 1.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life policies are subject to surrender charges that amount to 10.2 percent of the aggregate fund balance grading to zero over a period no longer than 20 years.

Participating life insurance accounted for approximately 19.6 percent of life insurance in force at December 31, 2010.

Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $3 million, $3 million and $4 million in 2010, 2009 and 2008, respectively, and are included in policyholder benefits in the statements of income (loss).

GMDB
----

Details concerning the Company's GMDB exposure (net of reinsurance) including a return of net deposits plus a minimum return as of December 31 were as follows:

                                                 2010               2009
                                             -------------      -------------
                                                      ($In Millions)
In the event of death (GMDB)
 Account value                                 $        73              $  77
 Net amount at risk (a)                                  1                  7
 Average attained age of contract holders               67                 67
 Range of guaranteed minimum return rates     0.00%-10.00%       0.00%-10.00%

--------
(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

The following summarizes the reserve for guaranteed benefits (net of reinsurance) on variable contracts. The gross reserve is reflected in the general account and reported in future policy benefits on the balance sheets:

                                 2010          2009
                              ---------     ---------
                                     (In Millions)
Balance at January 1          $       -     $      -
Guaranteed benefits incurred          -            1
Guaranteed benefits paid              -           (1)
                              ---------     ---------
Balance at December 31 (b)    $       -     $      -
                              =========     =========

--------
(b)  Balances at December 31, 2010 and 2009 are less than $200 thousand.

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2010 and 2009:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     -    Mean  investment  performance  assumption  was  10.0  percent.

     -    Volatility  assumption  was  16.0  percent.

     - Mortality was assumed to be 87.5 percent of the 1975-80 SOA Ultimate table.

     - Lapse rates vary by contract type and duration and range from 5.0 percent to 25.0 percent with an average of 11.2 percent.

     -    The discount rate was 8.0 percent.

11.  ACCIDENT  AND  HEALTH  RESERVES

Activity in the liability for unpaid claims and claim adjustment expenses relating to the Company's accident and health business, which is reported in policy claims and benefits payable, is summarized as follows:

                                                             2010         2009      2008
                                                            -----       --------    -----
                                                                  (In Millions)
Balance as of January 1, net of reinsurance recoverable     $ 669      $     708   $ 649
Add: Incurred losses related to:
Current year                                                   72             81      111
Prior years                                                   118            124      158
                                                            -----       --------    -----
Total incurred losses                                         190            205      269
                                                             ----        -------    -----
Deduct: Paid losses related to:
Current year                                                   72             90      112
Prior years                                                   638            154       98
                                                            -----       --------    -----
Total paid losses                                             710            244      210
                                                            -----       --------    -----
Balance as of December 31, net of reinsurance recoverable     149            669      708
Reinsurance recoverable                                         5              4        6
                                                            -----       --------    -----
Balance as of December 31, gross of reinsurance recoverable $ 154       $    673    $ 714
                                                            =====       ========    =====

The liability for unpaid claims and claim adjustment expenses relating to the Company's accident and health business is based on the estimated amount payable on claims reported prior to the date of the balance sheets which have not yet been settled, claims reported subsequent to the date of the balance sheets which have been incurred during the period then ended, and an estimate (based on past experience) of incurred but unreported claims relating to such periods.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

12.  REINSURANCE

The Company generally limits its exposure to loss on any single insured to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $15 million. For employer group life business, the Company limits its exposure to $500 thousand on any coverage per policy. For employer group long term disability ("LTD"), the Company reinsures risks in excess of $6 thousand of monthly disability income.

A receivable is recorded for reinsured benefits, both paid and pending, which are recoverable from the reinsurer. Reinsurance premiums are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.


Reinsurance transactions for the years ended December 31, 2010, 2009 and 2008 were as follows:

                                                                                         Percentage
                                                  Ceded       Assumed From                of Amount
                                                 to Other         Other        Net         Assumed
                               Gross Amount     Companies       Companies     Amount       to Net
                               --------------   -----------   --------------  --------    ---------
                                                              (In Millions)
December 31, 2010
Life insurance in force        $      124,314   $    22,227   $         543   $102,630       0.53%
                               =============    ===========   =============   ========
Premiums:
 Life insurance and annuities  $          369   $       130   $           1   $    240       0.42%
 Accident and health insurance            291            19               -        272       0.00%
                               --------------   -----------   -------------   --------
Total premiums                 $          660   $       149   $           1   $    512       0.20%
                               ==============    ==========   =============   ========
December 31, 2009
Life insurance in force        $      131,255   $    24,336   $         600   $107,519       0.56%
                               ==============    ==========   =============   ========
Premiums:
 Life insurance and annuities  $          390   $       123   $           2   $    269       0.74%
 Accident and health insurance            341            38              (1)       302      -0.33%
                               --------------   -----------   -------------   --------
Total premiums                 $          731   $       161   $           1   $    571       0.18%
                               ==============    ==========   =============   ========
December 31, 2008
Life insurance in force        $      137,672   $    26,904   $         652   $111,420       0.59%
                               ==============    ==========   =============   ========
Premiums:
 Life insurance and annuities  $          661   $       125   $           1   $    537       0.19%
 Accident and health insurance            395            41              (2)       352      -0.57%
                               --------------   -----------   -------------   --------
Total premiums                 $        1,056   $       166   $          (1)  $    889      -0.11%
                               ==============    ==========   =============   ========

The Company's reinsurance agreements do not relieve it from its direct obligations to its insureds. Thus, a credit exposure exists with respect to life reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial strength of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

Total reinsurance recoverables are included in reinsurance receivables on the balance sheets. Reinsurance recoverable on paid losses was approximately $30 million, and $22 million, at December 31, 2010 and 2009, respectively. Reinsurance recoverable on unpaid losses was approximately $19 million, and $15 million at

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010 and 2009, respectively. Ceded claim and surrender recoveries under reinsurance agreements were $105 million, $97 million and $102 million for the years ended 2010, 2009 and 2008, respectively.

During 2010, the Company fully terminated and recaptured the reinsurance treaty with Swiss Re Life and Health America, Inc. for a specified block of disability income business. The recapture resulted in a pre-tax gain of $217 thousand.

In December 2002 the Company entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda, Ltd. ("AIGB"), an affiliate. The agreement has an effective date of March 1, 2002. Under the agreement, AIGB reinsures a 90 percent quota share of the Company's liability on virtually all individual level term policies issued by the Company with issue dates on or after March 1, 2002. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied. This agreement was amended to terminate for new business issued on and after August 1, 2009.

The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. The main impact of the agreement on the Company's results of operations for the years ended December 31, 2010, 2009 and 2008 was a pre-tax expense of approximately $6 million, $6 million and $6 million, respectively, representing the risk charge associated with the reinsurance agreement.

Effective October 1, 1998, the Company entered into an agreement to cede 49 percent of its New York and 100 percent of its non-New York group life (excluding permanent policies) and group accident and health business to an affiliated entity, American General Assurance Company ("AGAC"). This agreement required AGAC to pay the Company a ceding commission of $13 million at the inception. Effective January 1, 2007, the Company recaptured this group business from AGAC. The net liabilities transferred from AGAC to the Company totaled $749 million. As a result of the recapture, the Company recorded a $33 million pretax gain. Additionally, the Company deferred a $37 million ceding commission paid to AGAC and amortized it over a two year period, the average rate guarantee period.

13.  COMMITMENTS  AND  CONTINGENT  LIABILITIES

COMMITMENTS

Leases

The Company has various long-term, noncancelable operating leases for office space which expire at various dates through 2013. At December 31, 2010, the future minimum lease payments under the operating leases are as follows:

           (In Millions)
2011       $            3
2012                    3
2013                    3
2014                    -
2015                    -
Thereafter              -
            -------------
Total      $            9
           ==============

Rent expense was $3 million, $3 million and $3 million for the years ended December 31, 2010, 2009 and 2008 respectively.

Commitments  to  Fund  Partnership  Investments

The Company had unfunded commitments for its limited partnership investments totaling $73 million at December 31, 2010. These capital commitments can be called by the partnership during the commitment period (on average

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

five years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitments but may elect to do so.

Mortgage Loan Commitments

The Company had $11 million in commitments relating to mortgage loans at December 31, 2010.

CONTINGENT LIABILITIES

Superior National Matter

In 1997, USLIFE Corporation (the former parent of the Company) entered into the workers' compensation reinsurance business. At the end of 1998, the Company discontinued writing new workers' compensation reinsurance business. The largest contract written was a quota share reinsurance agreement with Superior National Insurance Group, Inc., Centre Insurance Company, and Converium Insurance (North America) (collectively, "Superior National"), effective May 1, 1998.

On November 29, 1999, the Company initiated an arbitration proceeding to rescind the Superior National contract from its inception, based in part on misrepresentations and nondisclosures that the Company believed were made by Superior National. Subsequent settlements were made with Centre Insurance Company in 2004 and Converium Insurance in 2005. Arbitration was decided in favor of Superior National in 2007, but was appealed by the Company to the United States Court of Appeals for the Ninth Circuit ("the Ninth Circuit"). The appeals process continued until 2010.

Pre-tax losses, prior to allocated investment income, recorded by the Company related to the Superior National treaty totaled $29 million in 2009 and $29 million in 2008. These losses were principally driven by the accretion of interest and discounted present value.

As of December 31, 2009, the Company recorded a liability of $639 million, which represented a decrease of $23 million over the December 31, 2008 recorded liability of $662 million. This decrease was driven by a draw-down of $53 million from funds held on deposit by the Company to secure its obligations under the 1998 treaty ("Special California Schedule P Deposit") to reimburse Superior National for claim amounts billed subsequent to the February 2007 arbitration ruling and offset by increases in interest charges.

On January 4, 2010, the Ninth Circuit denied the Company's appeal and affirmed the arbitration award in favor of Superior National Insurance Company in Liquidation ("SNICIL"). On January 19, 2010, the Company filed a petition for a rehearing before the entire Ninth Circuit panel of judges. The Ninth Circuit, in turn, directed SNICIL to file a response to the Company's petition.

On March 19, 2010, the Ninth Circuit denied the petition for rehearing. On March 25, 2010, the Company filed a motion to stay the mandate for entry of judgment pending a filing of a petition for certiorari in the Supreme Court of the United States. On March 28, 2010, the Ninth Circuit granted the motion to stay.

On June 18, 2010, the California liquidation court "so ordered" the parties' agreed stipulation under which $186 million of the Special Schedule P Deposit would be released to the California Insurance Commissioner for distribution to the California Insurance Guarantee Association in partial satisfaction of the judgment against the Company. The release of the $186 million from the Special Schedule P Deposit was made by wire transfer to the Commissioner on June 21, 2010. On June 18, 2010, the Company paid the balance of the judgment, with interest on the full amount, amounting to approximately $343 million. The total amount paid to satisfy the judgment was approximately $529 million.

The Company negotiated with SNICIL and on October 8, 2010 accepted their commutation offer of $139 million. On January 13, 2011, the California Liquidation Court approved the commutation agreement.

As of December 31, 2010, the Company recorded a liability of $139 million for amounts due to Superior National Insurance Group. The outstanding balance was paid by release of the Special Schedule P Deposit on January 28,

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

2011. The remaining Special Schedule P Deposit funds were released to the Company in February, 2011. With this settlement, the Company's obligations under this treaty are fully satisfied or otherwise discharged.

Legal and Regulatory Matters

The Company is party to various lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations, cash flows and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. Each state has insurance guaranty association laws under which insurers doing business in a state can be assessed, up to prescribed limits and on the basis of the proportionate share of the premiums written by member insurers, to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Prior to September 22, 2008, the Company and certain affiliates were parties to an existing inter-affiliate credit facility (the "facility"), under which the Company and such affiliates committed to make loans to AIG and received from AIG an annual facility fee at a specified rate. The facility was terminated on September 22, 2008, in connection with AIG's entry into an $85 billion revolving credit facility with the New York Fed. All amounts owing from AIG to the Company under the facility as of its termination date have been paid in full.

14. SHAREHOLDER'S EQUITY

Capital contributions received by the Company were as follows:


                                                     2010       2009      2008
                                                     -----   ----------  -------
                                                           (In Millions)
Cash from Parent                                     $   -   $      350  $     -
Contributions related to Securities Lending Program      -            -      916
                                                     -----   ----------    -----
  Total cash contributions                               -          350      916
Contributions of securities at fair value                -            -      145
All other non cash contributions                         1            1        -
                                                     -----   ----------  -------
  Total capital contributions                        $   1   $      351  $ 1,061
                                                     =====   ==========  =======

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

The components of accumulated other comprehensive income (loss) are as follows:

                                                              2010         2009      2008
                                                            ---------    --------   -------
                                                              (Restated)
                                                                      (In M illions)
Fixed maturity and equity securities, available for sale:
  Gross unrealized gains                                    $      758   $   569    $   287
  Gross unrealized losses                                         (199)     (545)      (746)
Net unrealized gains on other invested assets                        3         4          2
Adjustments to DA C                                                (34)        1         36
Insurance loss recognition                                        (217)        -          -
Deferred federal and state income tax (expense) benefit           (104)       (1)       147
                                                            ----------   -------    -------
  Accumulated other comprehensive income (loss) (a)         $      207   $    28    $  (274)
                                                            ==========   =======    =======

----------
(a) Includes a decrease of $383 million in 2009 related to the cumulative effect of adopting a new other-than-temporary impairment accounting standard.

Dividends that the Company may pay to the Parent in any year without prior approval of the New York State Insurance Department ("NYSID") are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of New York without obtaining the prior approval of the NYSID is limited to the lesser of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations not in excess of unassigned surplus. The maximum dividends payout that may be made in 2011 without prior approval of the NYSID is $116 million.

The Company is required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The state has the right to permit specific practices that deviate from prescribed practices. In 2010, the Company received permission from the NYSID to restate the gross paid-in and contributed surplus and the unassigned funds components of its surplus. The effective date was September 30, 2010. This restatement resulted in an increase in unassigned funds of $1.1 billion to offset the Company's losses incurred as a result of its participation in the Securities Lending Program, and a corresponding decrease in gross paid-in and contributed surplus of $1.1 billion.

Statutory net income (loss) and capital and surplus of the Company at December 31 were as follows:

                                               2010     2009       2008
                                             -------   -------   --------
                                                    (In Millions)
Statutory net income (loss)                  $   117   $   372   $ (1,660)
Statutory capital and surplus                $ 1,167   $ 1,013   $    630

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

15.  FEDERAL  INCOME  TAXES

The components of the provision for income taxes on pretax income for the years ended December 31 were as follows:



                                      2010             2009          2008
                                   ------------   ------------  -----------
                                                   (In Millions)
Current                            $       (30)   $       14    $     (413)
Deferred                                   (64)           24           461
                                   ------------   ----------    ----------
Total income tax expense (benefit) $       (94)   $       38    $       48
                                   ============   ==========    ==========

The US statutory income tax rate is 35 percent for 2010, 2009 and 2008. Actual tax expense on income differs from the statutory amount computed by applying the federal income tax rate for the years ended December 31 due to the following:

                                                       2010        2009        2008
                                                   ----------   ---------    -----------
                                                              (In Millions)
US federal income tax (benefit) at statutory rate  $       73   $      31    $     (687)
Adjustments:
  Valuation allowance                                    (171)         (1)        734
  State income tax                                          5           7           3
  IRS audit settlements                                     -           -          (2)
  Prior year corrections                                    -           1           -
  Other credits, taxes and settlements                     (1)          -           -
                                                   ----------   ---------    -----------
Total income tax expense (benefit)                 $      (94)  $      38    $      48
                                                   ==========   =========    ==========

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of deferred tax assets and liabilities at December 31 are as follows:

                                                                            2010            2009
                                                                         -----------    ------------
                                                                           (Restated)
                                                                                (In Millions)
Deferred tax assets:
  Excess capital losses and other tax carryovers                          $       456   $        465
  Basis differential of investments                                               122            156
  Net unrealized losses on debt and equity securities available for sale            -             11
  State deferred tax benefits                                                       -              5
  Policy reserves                                                                 101            156
  Other                                                                             3              2
                                                                          -----------    -----------
  Total deferred tax assets before valuation allowance                            682            795
  Valuation allowance                                                            (405)          (567)
                                                                          -----------    -----------
  Total deferred tax assets                                                       277            228
Deferred tax liabilities:
Deferred policy acquisition costs                                                 (35)           (51)
  Net unrealized gains on debt and equity securities available for sale          (175)           (21)
  State deferred tax liabilities                                                    -             (1)
  Policy reserves                                                                   -            (52)
  Other                                                                           (26)           (20)
                                                                          -----------    -----------
  Total deferred tax liabilities                                                 (236)          (145)
                                                                          -----------    -----------
Net deferred tax asset                                                    $        41    $        83
                                                                          ===========    ===========

At December 31, 2010, the Company had capital loss carryforwards of $1.2 billion expiring through the year 2015.

The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Under the tax sharing agreement with AIG, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

In general, realization of deferred tax assets depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. The Company assessed its ability to realize the deferred tax asset of $606 million and concluded a $405 million valuation allowance was required to reduce the deferred tax asset at December 31, 2010 to an amount the Company believes is more likely than not to be realized.

When making its assessment, the Company considered all available evidence, including the impact of being included in the consolidated federal tax return of AIG, future reversals of existing taxable temporary differences, estimated future GAAP taxable income, and tax planning strategies the Company would implement, if necessary, to realize the net deferred tax asset.

In assessing future GAAP taxable income, the Company considered its strong earnings history exclusive of the recent losses on the securities lending program, because the Company and AIG entered into transactions with the New York Fed to limit exposure to future losses. The Company also considered the continuing earnings strength of the businesses AIG retained and the recent recapitalization, when assessing the ability to generate sufficient future taxable income during the relevant carryforward periods to realize the deferred tax asset.

Estimates of future taxable income generated from specific transactions and tax planning strategies discussed above could change in the near term, perhaps materially, which may require the Company to adjust its valuation allowance.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

Such adjustment, either positive or negative, could be material to the Company's financial condition or it results of operations for an individual period.

In evaluating the realizability of the loss carryforwards, the Company considered the relief provided by Internal Revenue Service ("IRS") Notice 2008-84 which provides that the limitation on loss carryforwards that can arise as a result of one or more acquisitions of stock of a loss company will not apply to such stock acquisitions for any period during which the United States becomes a direct or indirect owner of more than 50 percent interest in the loss company.

The Company did not have any unrecognized tax benefits as of December 31, 2010 and 2009, respectively.

The Company's tax returns for 2003 to 2006 are currently under examination. The Company's taxable years 2001-2010 remain subject to examination by major tax jurisdictions.

16.  RELATED-PARTY  TRANSACTIONS

Events Related to AIG

On September 30, 2010, AIG entered into an agreement-in-principle with the United States Department of the Treasury (the "Department of the Treasury"), the New York Fed, and the AIG Credit Facility Trust, a trust established for the sole benefit of the Department of the Treasury (the "Trust"), for a series of integrated transactions to recapitalize AIG (the "Recapitalization"). AIG completed the Recapitalization on January 14, 2011. For more information regarding the Recapitalization, please see Note 18.

Additional information on AIG is provided in the Company's 2010 Annual Statement and is also publicly available in AIG's regulatory filings with the U.S. Securities and Exchange Commission ("SEC"). Information regarding AIG as described herein is qualified by regulatory filings AIG files from time to time with the SEC.

Operating Agreements

The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income ceded to affiliates was $11 million, $28 million and $29 million for the years ended December 31, 2010, 2009 and 2008, respectively. Commission ceded to affiliates was $2 million, $4 million and $4 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2010, 2009 and 2008, the Company was charged $115 million, $134 million and $160 million, respectively, for expenses attributed to the Company. Accounts payable for such services at December 31, 2010 and 2009 were not material.

The Company provides life insurance coverage to employees of AIG and its domestic subsidiaries in connection with AIG's employee benefit plans. The statements of income (loss) include $12 million in premiums relating to this business for 2010, $14 million for 2009 and $18 million for 2008.

Notes of Affiliates

On December 27, 2006, the Company invested $117 million in a 5.18 percent fixed rate Senior Promissory Note due December 27, 2011, issued by SunAmerica Financial Group, Inc. ("SAFG, Inc."; formerly AIG Life Holdings (US), Inc.). The Company recognized interest income of $6 million, $6 million and $6 million on the Note during 2010, 2009 and 2008, respectively.

On September 15, 2006, the Company invested $5 million in a 5.57 percent fixed rate Senior Promissory Note due September 15, 2011, issued by SAFG, Inc. The Company recognized interest income of $279 thousand, $279 thousand and $279 thousand on the Note during 2010, 2009 and 2008, respectively.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

On December 7, 2005, the Company acquired 5.75 percent Senior Notes due December 14, 2015, issued by Transatlantic Holdings, Inc., an affiliate of the Company, at a cost of $30 million. Other affiliates of the Company are holders of the same class of securities. On June 10, 2009, AIG closed a public offering of 29.9 million shares of Transatlantic Holdings, Inc. common stock owned by AIG. At the close of the public offering, AIG retained 13.9 percent of Transatlantic Holdings, Inc. outstanding common stock. As a result, AIG deconsolidated Transatlantic and the Company's investment in Transatlantic Holdings, Inc. was no longer considered affiliated. The Company recognized interest income of $1 million and $2 million on the Notes while they were still considered an affiliate during 2009 and 2008, respectively. On March 15, 2010, AIG closed a secondary public offering of 8.5 million shares of Transatlantic Holdings, Inc. common stock owned by American Home Assurance Company, a subsidiary of AIG, further reducing AIG's investment in this former affiliate.

Agreements with Affiliates

Due to the merger of AIL into the Company at December 31, 2010, policies that were originally issued by AIL are guaranteed by National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), while policies issued by the Company are guaranteed by American Home Assurance Company ("American Home"), both indirect wholly owned subsidiaries of AIG. National Union and American Home have terminated the General Guarantee Agreements dated July 13, 1998 and March 3, 2003, respectively (the "Guarantees") with respect to prospectively issued policies and contracts issued by AIL or the Company. The Guarantees terminated on April 30, 2010 at 4:00 p.m. Eastern Time ("Point of Termination"). Pursuant to its terms, the Guarantees do not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantees will continue to cover applicable policies, contracts and certificates with a date of issuance earlier than the Point of Termination until all insurance obligations under such policies, contracts and certificates are satisfied in full. National Union's and American Home's audited statutory financial statements are filed with the SEC as part of the Company's registration statements for its variable products that were issued prior to the Point of Termination.

Effective September 11, 2010, AIG terminated the support agreement between itself and the Company (the "Support Agreement"), pursuant to which AIG would cause the Company to maintain a policyholders' surplus of not less than $1 million or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement provided that if the Company needed funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG would provide such funds at the request of the Company. AIG could terminate the Support Agreement with respect to outstanding obligations of the Company only under certain circumstances, including where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. On August 12, 2010, AIG notified the Company of its intent to terminate the Support Agreement as a result of the above circumstance.

Other

The Company engages in structured settlement transactions, certain of which transactions involve affiliated property and casualty insurance company members of the Chartis group of AIG. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity ("SPIA") issued by the Company for the ultimate benefit of the claimant. The portion of the Company's liabilities related to structured settlements involving life contingencies are reported in future policy benefits, while the portion not involving life contingencies are reported in policyholder contract deposits. In certain structured settlement arrangements the property and casualty insurance company remains contingently liable for the payments to the claimant. The Company carried liabilities of $2.3 billion and $753 million at December 31, 2010 and 2009, respectively, related to SPIAs issued by the Company in conjunction with structured settlement transactions involving Chartis members where those Chartis members remained contingently liable for the payments to the claimant. In addition, the Company carried liabilities for the structured settlement transactions where the Chartis members were no longer contingently liable for the payments to the claimant.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

17.  BENEFIT  PLANS

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

18.  SUBSEQUENT  EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued.

On January 14, 2011, AIG completed the Recapitalization with the New York Fed, the Department of the Treasury, and the Trust. As part of the Recapitalization, AIG repaid to the New York Fed approximately $21 billion in cash, representing complete repayment of all amounts owing under AIG's revolving credit facility with the New York Fed (the "New York Fed credit facility"), and the New York Fed credit facility was terminated. In addition, (i) the shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share, held by the Trust were exchanged for 562,868,096 shares of AIG common stock and were subsequently transferred by the Trust to the Department of the Treasury; (ii) the shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for 924,546,133 shares of AIG common stock; and (iii) the shares of AIG's Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for (a) preferred interests in two special purpose vehicles, (b) 20,000 shares of AIG's Series G Cumulative Mandatory Convertible Preferred Stock, par value $5.00 per share, a new series of TARP preferred stock, and (c) 167,623,733 shares of AIG common stock. As a result of the Recapitalization, the Department of the Treasury held 1,655,037,962 shares of newly issued AIG common stock, representing ownership of approximately 92 percent of the outstanding AIG common stock at December 31, 2010. After the share exchange and distribution were completed, the Trust terminated pursuant to the terms and conditions of the agreement that established the Trust. It is expected that over time the Department of the Treasury will sell its shares of AIG common stock on the open market.

On March 10, 2011, AIG submitted a binding bid to the New York Fed to purchase all of the RMBS owned by ML II for $15.7 billion in cash. If the New York Fed accepted the binding bid, it was anticipated that the Company (along with certain other AIG companies) would be a purchaser of certain of these RMBS. On March 30, 2011, the New York Fed announced that it was declining AIG's offer to purchase all of the RMBS held in the ML II portfolio and instead would sell these securities through a competitive process.

On March 30, 2011, AIG and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). Among other things, the CMA provides that AIG would maintain the Company's total adjusted capital (as defined under applicable insurance laws) at or above a certain specified minimum percentage of the Company's projected company action level RBC (as defined under applicable insurance laws). The CMA also provides that if the Company's total adjusted capital is in excess of a certain specified minimum percentage of the Company's company action level RBC (as reflected in the Company's quarterly or annual statutory financial statement), subject to board and regulatory approval(s), the Company would declare and pay ordinary dividends to its equity holders in an amount in excess of that required to maintain the specified minimum percentage.

Effective December 31, 2011 First SunAmerica Life Insurance Company ("FSA"), a subsidiary of SunAmerica Life Insurance Company ("SALIC"), merged with USL, the surviving entity. The primary purpose of the merger is to reduce costs, complexity and regulatory requirements by reducing the number of separate legal entities. The merger represented a transaction between entities under common control. Assets and liabilities transferred between entities under common control are accounted for at historical cost.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                    INDEX TO PRO FORMA FINANCIAL STATEMENTS

                                                                                                                      Page
                                                                                                                    Numbers
                                                                                                                 ------------
Pro Forma Balance Sheets (Unaudited)  - As of  September 30, 2011 and December 31, 2010                                1 to 2

Pro Forma Statements of Income (Loss) (Unaudited)  -  Nine Months Ended September 30, 2011 and 2010                         3

Pro Forma Statements of Comprehensive Income (Loss) (Unaudited) - Nine Months Ended September 30, 2011 and 2010             4

Pro Forma Statements of Cash Flows (Unaudited)  - Nine Months Ended  September 30, 2011 and 2010                       5 to 6

Notes to Pro Forma Financial Statements (Unaudited)                                                                   7 to 13

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                     PRO FORMA BALANCE SHEETS (Unaudited)

                                                                                     September 30,   December 31,
                                                                                         2011            2010
                                                                                     -------------   --------------
                                                                                             (In Millions)
ASSETS
Investments:

  Fixed maturity securities, available for sale, at fair value (amortized
     cost: 2011 - $19,261; 2010 -$15,757)                                            $       20,492  $      16,536
  Hybrid securities, at fair value (cost: 2011 - $27; 2010 - $0)                                 25              -
  Fixed maturity securities, trading, at fair value                                             110            107
  Equity securities, available for sale, at fair value (cost: 2011 - $4; 2010 - $5)               5              7
  Mortgage and other loans receivable, (net of allowance: 2011 - $25; 2010 - $44)             1,326          1,193
  Policy loans                                                                                  228            232
  Investment real estate                                                                         28             25
  Partnerships and other invested assets                                                        282            136
  Short-term investments                                                                        135          2,671
  Derivative assets, at fair value                                                               12              3
                                                                                      -------------   ------------
Total investments                                                                            22,643         20,910

Cash                                                                                             34             22
Accrued investment income                                                                       228            191
Reinsurance receivables                                                                         288            317
Deferred policy acquisition costs                                                               509            582
Deferred sales inducements                                                                       81             94
Income taxes receivable                                                                         105             38
Other assets                                                                                    118            106
Separate account assets, at fair value                                                          696            763
                                                                                     --------------  -------------
TOTAL ASSETS                                                                         $       24,702  $      23,023
                                                                                     ==============  =============

            See accompanying notes to pro forma financial statements

      THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                     PRO FORMA BALANCE SHEETS (Continued)
                                 (Unaudited)

                                                              September 30,        December 31,
                                                                 2011                2010
                                                           ----------------       --------------
                                                                (In Millions, except share data)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                    $          5,426       $       5,200
 Policyholder contract deposits                                      13,927              12,708
 Policy claims and benefits payable                                     227                 273
 Other policyholders' funds                                             424                 409
 Reserve for unearned premiums                                          101                 106
 Deferred income taxes payable                                           90                   -
 Derivative liabilities, at fair value                                    8                  16
 Other liabilities                                                      257                 231
 Separate account liabilities                                           696                 763
                                                           ----------------       -------------
TOTAL LIABILITIES                                                    21,156              19,706
                                                           ----------------       -------------

Commitments and contingent liabilities (see Note 4)

SHAREHOLDER'S EQUITY:
 Common stock, $2 par value, 1,980,658 shares authorized,
  issued and outstanding                                                  4                   4
 Additional paid-in capital                                           4,077               4,076
 Accumulated deficit                                                   (913)             (1,055)
 Accumulated other comprehensive income                                 378                 292
                                                           ----------------       -------------
TOTAL SHAREHOLDER'S EQUITY                                            3,546               3,317
                                                           ----------------       -------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                 $         24,702       $      23,023
                                                           ================       =============

            See accompanying notes to pro forma financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                     PRO FORMA STATEMENTS OF INCOME (LOSS)
                                  (Unaudited)

                                                                          Nine Months Ended
                                                                             September 30,
                                                                        --------------------
                                                                          2011        2010
                                                                        --------    --------
                                                                           (In Millions)
REVENUES:
  Premiums and other considerations                                     $    364   $   400
  Net investment income                                                      880       914
  Net realized investment gains (losses):
    Total other-than-temporary impairments
      on available for sale securities                                       (87)     (101)
    Portion of other-than-temporary impairments on
      available for sale fixed maturity securities recognized
        in accumulated other comprehensive income                            (10)      (37)
                                                                        ---------  --------
    Net other-than-temporary impairments on available
      for sale securities recognized in net income                           (97)     (138)
    Other realized investment gains                                          185        38
                                                                        ---------  --------
      Total net realized investment gains (losses)                            88      (100)
  Insurance charges                                                          145       147
  Other income                                                                49        45
                                                                        ---------  --------
TOTAL REVENUES                                                             1,526     1,406
                                                                        ---------  --------

BENEFITS AND EXPENSES:
  Policyholder benefits                                                      721       640
  Interest credited on policyholder contract deposits                        325       309
  Amortization of deferred policy acquisition costs                           83        52
  Amortization of deferred sales inducements                                  19         8
  General and administrative expenses, net of deferrals                       92       100
  Commissions, net of deferrals                                               90        82
                                                                        ---------  --------
TOTAL BENEFITS AND EXPENSES                                                1,330     1,191
                                                                        ---------  --------

INCOME BEFORE INCOME TAX EXPENSE (BENEFIT)                                   196       215

INCOME TAX EXPENSE (BENEFIT):
  Current                                                                     14       (25)
  Deferred                                                                    (9)     (204)
                                                                        ---------  --------
TOTAL INCOME TAX EXPENSE (BENEFIT)                                             5      (229)
                                                                        ---------  --------

NET INCOME                                                              $    191   $    444
                                                                        =========  ========

            See accompanying notes to pro forma financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
              PRO FORMA STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                                  (Unaudited)

                                                        Nine Months Ended
                                                          September 30,
                                                        -----------------
                                                          2011     2010
                                                        -------   -------
                                                          (In Millions)
NET INCOME                                               $ 191    $ 444

OTHER COMPREHENSIVE INCOME:

  Net unrealized gains of fixed maturity investments
    on which other-than-temporary credit impairments
      were taken - net of reclassification adjustments      32      564
  Deferred income tax expense on above changes             (11)    (220)

  Net unrealized gains on all other invested
    assets arising during the current period - net of
      reclassification adjustments                         424      731
  Deferred income tax expense on above changes            (161)    (254)

  Adjustment to deferred policy acquisition costs          (81)    (232)
  Deferred income tax benefit on above changes              31       90

  Insurance loss recognition                              (227)    (360)
  Deferred income tax benefit on above changes              79      126
                                                        -------   ------
OTHER COMPREHENSIVE INCOME                                  86      445
                                                        -------   ------
COMPREHENSIVE INCOME                                     $ 277    $ 889
                                                        =======   ======

            See accompanying notes to pro forma financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                       PRO FORMA STATEMENTS OF CASH FLOWS
                                  (Unaudited)

                                                                         Nine Months Ended
                                                                           September 30,
                                                                       --------------------
                                                                         2011        2010
                                                                       --------    --------
                                                                          (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                              $   191    $   444
ADJUSTMENTS TO RECONCILE NET INCOME TO NET
  CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES:
Interest credited on policyholder contract deposits                         325        309
Fees charged for policyholder contract deposits                            (141)      (141)
Amortization of deferred policy acquisition costs                            83         52
Amortization of deferred sales inducements                                   19          8
Net realized investment (gains) losses                                      (88)       100
Equity in income of partnerships and other invested assets                   (7)        (8)
Depreciation and amortization                                                 2          3
Amortization (accretion) of net premium/discount on investments            (123)       (91)
Provision for deferred income taxes                                         (51)      (404)
CHANGE IN:
  Hybrid securities, at fair value                                          (16)         -
  Trading securities, at fair value                                          (3)       (40)
  Accrued investment income                                                 (37)       (24)
  Amounts due to/from related parties                                        (7)       (23)
  Reinsurance receivables                                                    30         22
  Deferral of deferred policy acquisition costs                             (78)       (71)
  Income taxes currently receivable/payable                                  12        114
  Other assets                                                                -        (32)
  Future policy benefits                                                    (27)      (454)
  Other policyholders' funds                                                 15         (9)
  Other liabilities                                                           7          3
Other, net                                                                    3         12
                                                                       --------    --------
      NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES                   109       (230)
                                                                       --------    --------

CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of:
  Fixed maturity securities                                              (5,921)    (2,316)
  Mortgage and other loans                                                 (172)        (7)
  Other investments, excluding short-term investments                      (218)       (51)
Sales of:
  Fixed maturity securities                                               1,608        917
  Equity securities                                                           3          6
  Other investments, excluding short-term investments                        77         61
Redemptions and maturities of:
  Fixed maturity securities                                                 991        955
  Mortgage and other loans                                                   56         42
  Other investments, excluding short-term investments                        33         35
Purchases of property, equipment and software                                (1)         -
Change in short-term investments                                          2,536        (43)
                                                                       --------    --------
      NET CASH USED IN INVESTING ACTIVITIES                           $  (1,008)   $  (401)
                                                                       --------    --------

            See accompanying notes to pro forma financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                 PRO FORMA STATEMENTS OF CASH FLOWS (Continued)
                                  (Unaudited)



                                                                Nine Months Ended
                                                                  September 30,
                                                               -------------------
                                                                 2011      2010
                                                               -------    --------
                                                                   (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account deposits                                  $ 1,630    $ 1,265
Policyholder account withdrawals                                  (491)      (494)
Net exchanges from variable accounts                               (15)        (5)
Claims and annuity payments                                       (170)      (138)
Repayment of notes payable                                           1         (2)
Cash overdrafts                                                      6          5
Dividend paid to Parent Company                                    (50)         -
                                                               -------    --------
    NET CASH PROVIDED BY FINANCING ACTIVITIES                      911        631
                                                               -------    --------

INCREASE IN CASH                                                    12          -
CASH AT BEGINNING OF PERIOD                                         22         29
                                                               -------    --------
CASH AT END OF PERIOD                                          $    34    $    29
                                                               =======    ========

SUPPLEMENTAL CASH FLOW INFORMATION

Income taxes paid                                              $    41    $    59

Non-cash activity:
Sales inducements credited to policyholder contract deposits   $    20    $    17
Other various non-cash contributions                           $     1    $     -

            See accompanying notes to pro forma financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (Unaudited)

1.  NATURE  OF  OPERATIONS

The United States Life Insurance Company in the City of New York ("USL" or the "Company") is a direct, wholly-owned subsidiary of AGC Life Insurance Company (the "Parent"), a Missouri-domiciled life insurance company, which is in turn an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG").

The Company offers a broad portfolio of individual fixed and variable annuity and life products, group insurance and certain credit products. The Company is licensed to sell life and accident and health insurance in all 50 states and the District of Columbia. The Company is also licensed in American Samoa, U.S. Virgin Islands, and Guam.

Individual annuity products offered by the Company include fixed annuities, immediate annuities, terminal funding annuities, structured settlement contracts and annuities directed at the market for tax-deferred, long-term savings products. These individual annuity products are sold primarily to affluent markets, generally through affiliated and independent general agencies and producers as well as financial institutions, affiliated and independent broker-dealers and full-service securities firms.

The individual life products include universal life, term, whole life and interest sensitive whole life. These individual life products are sold primarily to affluent markets, generally through affiliated and independent general agencies and producers as well as financial institutions. The Company also provides products for certain international markets and other target markets through lower cost distribution channels.

Group insurance products include group life, accidental death & dismemberment ("AD&D"), dental, excess major medical, vision and disability coverage and are sold through independent general agents and producers as well as third party administrators. These products are marketed nationwide to employers, professional and affinity associations.

The Company's credit products are credit life and credit accident and health policies that provide payments on loans if a borrower dies or becomes disabled.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income on variable product assets held in separate accounts. These guaranteed benefits are sensitive to equity market conditions. Although management expects to be able to achieve its business plans, no assurance can be given that one or more of the risks described above will not result in material adverse effects on the Company's financial position, results of operations and/or statutory capital and surplus.

Effective December 31, 2011 First SunAmerica Life Insurance Company ("FSA"), a subsidiary of SunAmerica Life Insurance Company ("SALIC"), merged with USL, the surviving entity. The primary purpose of the merger is to reduce costs, complexity and regulatory requirements by reducing the number of separate legal entities. The merger represented a transaction between entities under common control. Assets and liabilities transferred between entities under common control are accounted for at historical cost. The common stock of FSA has been reclassed as a capital transaction and is reported in additional paid-in capital. The accompanying pro forma financial statements include the financial position, results of operations and cash flows of FSA for all periods presented. The merger occurred subsequent to the periods presented in these pro forma financial statements.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
              NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

Effective December 31, 2010 American International Life Assurance Company of New York ("AIL"), a subsidiary of AIG, merged with USL, the surviving entity. The merger represented a transaction between entities under common control. Assets and liabilities transferred between entities under common control are accounted for at historical cost. The accompanying pro forma financial statements include the financial position, results of operations and cash flows of AIL for all periods presented.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PREPARATION OF FINANCIAL STATEMENTS

These unaudited condensed pro forma financial statements do not include all disclosures that are normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP").

In the opinion of management, these pro forma financial statements contain the normal recurring adjustments necessary for a fair statement of the results presented herein. Interim period operating results may not be indicative of the operating results for a full year. The Company evaluated the need to recognize or disclose events that occurred subsequent to the balance sheet date.

POLICY CLAIMS AND BENEFITS PAYABLE

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported ("IBNR") claims; and (ii) an estimate, based upon prior experience, for accident and health IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

During 2011, the Company received industry-wide regulatory inquiries with respect to claims settlement practices and compliance with unclaimed property laws. The Company has enhanced its claims practices to use information such as the Social Security Death Master File to determine when insureds have died, and thus increased its estimated reserves for IBNR death claims by $6 million as of September 30, 2011. The Company already had robust practices relating to insurance claims settlements and compliance with unclaimed property laws that are consistent with applicable legal requirements and historical industry standards.

FUTURE  POLICY  BENEFITS

Due to significant unrealized investment gains resulting from the low interest rate environment, the Company recognized a pretax adjustment to accumulated other comprehensive income as a consequence of the recognition of policyholder benefit reserves (insurance loss recognition) of $360 million as of September 30, 2010 and reduced the insurance loss recognition by $143 million as of December 31, 2010. The Company recorded an additional $227 million loss as of September 30, 2011. The adjustment to policyholder benefit reserves assumes the unrealized gains on available-for-sale securities are actually realized and the proceeds are reinvested at lower yields.

Insurance-oriented products are reviewed for recoverability of deferred policy acquisition costs ("DAC") and recognition of losses. This review involves significant management judgment in estimating the future profitability of current business. If future profitability is substantially lower than estimated, the Company's DAC may be subject to an impairment charge, additional reserves may be required and its results of operations could be significantly affected in future periods. For the period ended September 30, 2011, the Company recognized a pretax adjustment to policyholder benefit expense as a consequence of actual loss recognition of $109 million.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
              NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

ACCOUNTING CHANGES

FUTURE APPLICATION OF ACCOUNTING STANDARDS

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the Financial Accounting Standards Board ("FASB") issued an accounting standard that amends the accounting for costs incurred by insurance companies that can be capitalized in connection with acquiring or renewing insurance contracts. The new standard clarifies how to determine whether the costs incurred in connection with the acquisition of new or renewal insurance contracts qualify as deferred acquisition costs. The new standard is effective for interim and annual periods beginning on January 1, 2012 with early adoption permitted. Prospective or retrospective application is permitted.

The Company elected not to adopt the standard earlier than required and has not yet determined whether it will adopt it prospectively or retrospectively. Upon adoption, retrospective application would result in a reduction to beginning retained earnings for the earliest period presented, while prospective application would result in higher amortization expense being recognized in the period of adoption and future periods relative to the retrospective method. The accounting standard update will result in a decrease in the amount of capitalized costs in connection with the acquisition or renewal of insurance contracts because the Company will only defer costs that are incremental and directly related to the successful acquisition of new or renewal business.

The Company is currently assessing the effect of adoption of this new standard on its consolidated financial condition and results of operations. If this standard is adopted retrospectively on January 1, 2012, the range of the pre-tax effect of the reduction of deferred acquisition costs is expected to be between $60 million and $67 million.

Common Fair Value Measurement and Disclosure Requirements in GAAP and IFRS

In May 2011, the FASB issued an accounting standard update that amends certain aspects of the fair value measurement guidance in GAAP, primarily to achieve the FASB's objective of a converged definition of fair value and substantially converged measurement and disclosure guidance with International Financial Reporting Standards ("IFRS"). Consequently, when the new standard becomes effective on January 1, 2012, GAAP and IFRS will be consistent, with certain exceptions including the accounting for day one gains and losses, measuring the fair value of alternative investments measured on a net asset value basis and certain disclosure requirements.

The new standard's fair value guidance applies to all companies that measure assets, liabilities, or instruments classified in shareholders' equity at fair value or provide fair value disclosures for items not recorded at fair value. While many of the amendments to GAAP are not expected to significantly affect current practice, the guidance clarifies how a principal market is determined, addresses the fair value measurement of financial instruments with offsetting market or counterparty credit risks and the concept of valuation premise (i.e., in-use or in exchange) and highest and best use, extends the prohibition on blockage factors to all three levels of the fair value hierarchy, and requires additional disclosures.

The new standard is effective for the Company for all interim and annual periods beginning on January 1, 2012. If different fair value measurements result from applying the new standard, the Company will recognize the difference in the period of adoption as a change in estimate. The new disclosure requirements must be applied prospectively. In the period of adoption, the Company will disclose any changes in valuation techniques and related inputs resulting from application of the amendments and quantify the total effect, if material. The Company is assessing the effect of the new standard on its financial condition, results of operations and cash flows.

Presentation of Comprehensive Income

In June 2011, the FASB issued an accounting standard update that requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components,

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
              NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

followed consecutively by a second statement that presents total other comprehensive income and its components. This presentation is effective January 1, 2012, and is required to be applied retrospectively.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2011:

Fair Value Measurements and Disclosures

In January 2010, the FASB issued updated guidance that requires fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the rollforward of Level 3 activity. Also, this updated fair value guidance clarifies the disclosure requirements about the level of disaggregation and valuation techniques and inputs. This new guidance was effective for the Company beginning on January 1, 2010, except for the disclosures about purchases, sales, issuances, and settlements within the rollforward of Level 3 activity, which were effective for the Company beginning on January 1, 2011.

Consolidation of Investments in Separate Accounts

In April 2010, the FASB issued an accounting standard that clarifies that an insurance company should not combine any investments held in separate account interests with its interest in the same investment held in its general account when assessing the investment for consolidation. Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk. The standard also provides guidance on how an insurer should consolidate an investment fund when the insurer concludes that consolidation of an investment is required and the insurer's interest is through its general account in addition to any separate accounts. The new standard became effective for the Company on January 1, 2011. The adoption of this new standard did not have a material effect on the Company's financial condition, results of operations or cash flows.

A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring

In April 2011, the FASB issued an accounting standard update that amends the guidance for a creditor's evaluation of whether a restructuring is a troubled debt restructuring ("TDR") and requires additional disclosures about a creditor's troubled debt restructuring activities. The new standard clarifies the existing guidance on the two criteria used by creditors to determine whether a modification or restructuring is a troubled debt restructuring: i) whether the creditor has granted a concession and (ii) whether the debtor is experiencing financial difficulties. The new standard became effective for the Company for interim and annual periods beginning on July 1, 2011. The Company is required to apply the guidance in the accounting standard retrospectively for all modifications and restructuring activities that have occurred since January 1, 2011. For receivables that are considered newly impaired under the guidance, the Company is required to measure the impairment of those receivables prospectively in the first period of adoption. In addition, the Company must begin providing the disclosures about TDR activities in the period of adoption. See note 3 herein.

3. INVESTMENTS

TROUBLED DEBT RESTRUCTURINGS

The Company modifies loans to optimize their returns and improve their collectability, among other things. When such a modification is undertaken with a borrower that is experiencing financial difficulty and the modification involves the Company granting a concession to the troubled debtor, the modification is deemed to be a troubled debt restructuring. The Company assesses whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal forgiveness, payment deferrals and easing of loan covenants.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
              NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

As of September 30, 2011, the Company held $17 million of commercial mortgage loans and $5 million of other loans that had been modified in a TDR during 2011. At September 30, 2011, those commercial mortgage loans that had been modified in a TDR during 2011 had related total allowances for credit losses of $2 million. The commercial mortgage loans modified in a TDR in 2011 are all performing according to the restructured terms.

As the result of each loan's TDR, the Company assessed the adequacy of any additional allowance for credit losses with respect to such loans, and in all cases no additional allowance for credit losses, aside from the one that had already been provided for each loan prior to its 2011 restructuring, was deemed necessary. In certain cases, based on an assessment of amounts deemed uncollectible, a portion of a loan restructured in a TDR may be charged off against the allowance for credit losses.

4. COMMITMENTS AND CONTINGENT LIABILITIES

COMMITMENTS

Leases

The Company has various long-term, noncancelable operating leases for office space which expire at various dates through 2013. At September 30, 2011, the future minimum lease payments under the operating leases are as follows:

             (In Millions)
2011         $            1
2012                      3
2013                      3
2014                      -
2015                      -
Thereafter                -
             --------------
Total        $            7
             ==============

Rent expense was $2 million and $2 million for the nine months ended September 30, 2011 and 2010, respectively.

Commitments to Fund Partnership Investments

The Company had unfunded commitments for its limited partnership investments totaling $68 million at September 30, 2011. These capital commitments can be called by the partnership during the commitment period (on average five years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitments but may elect to do so.

Mortgage Loan Commitments

The Company had $75 million in commitments relating to mortgage loans at September 30, 2011.

CONTINGENT LIABILITIES

Superior National Matter

In 1997, USLIFE Corporation (the former parent of the Company) entered into the workers' compensation reinsurance business. At the end of 1998, the Company discontinued writing new workers' compensation reinsurance business. The largest contract written was a quota share reinsurance agreement with Superior National Insurance Group, Inc., Centre Insurance Company, and Converium Insurance (North America) (collectively, "Superior National"), effective May 1, 1998.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
              NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

On November 29, 1999, the Company initiated an arbitration proceeding to rescind the Superior National contract from its inception, based in part on misrepresentations and nondisclosures that the Company believed were made by Superior National. Subsequent settlements were made with Centre Insurance Company in 2004 and Converium Insurance in 2005. Arbitration was decided in favor of Superior National in 2007, but was appealed by the Company to the United States Court of Appeals for the Ninth Circuit (the "Ninth Circuit"). The appeals process continued until 2010.

Pre-tax losses, prior to allocated investment income, recorded by the Company related to the Superior National treaty totaled $29 million in 2009 and $29 million in 2008. These losses were principally driven by the accretion of interest and discounted present value.

As of December 31, 2009, the Company recorded a liability of $639 million, which represented a decrease of $23 million over the December 31, 2008 recorded liability of $662 million. This decrease was driven by a draw-down of $53 million from funds held on deposit by the Company to secure its obligations under the 1998 treaty ("Special California Schedule P Deposit") to reimburse Superior National for claim amounts billed subsequent to the February 2007 arbitration ruling and offset by increases in interest charges.

On January 4, 2010, the Ninth Circuit denied the Company's appeal and affirmed the arbitration award in favor of Superior National Insurance Company in Liquidation ("SNICIL"). On January 19, 2010, the Company filed a petition for a rehearing before the entire Ninth Circuit panel of judges. The Ninth Circuit, in turn, directed SNICIL to file a response to the Company's petition.

On March 19, 2010, the Ninth Circuit denied the petition for rehearing. On March 25, 2010, the Company filed a motion to stay the mandate for entry of judgment pending a filing of a petition for certiorari in the Supreme Court of the United States. On March 28, 2010, the Ninth Circuit granted the motion to stay.

On June 18, 2010, the California liquidation court "so ordered" the parties' agreed stipulation under which $186 million of the Special Schedule P Deposit would be released to the California Insurance Commissioner for distribution to the California Insurance Guarantee Association in partial satisfaction of the judgment against the Company. The release of the $186 million from the Special Schedule P Deposit was made by wire transfer to the Commissioner on June 21, 2010. On June 18, 2010, the Company paid the balance of the judgment, with interest on the full amount, amounting to approximately $343 million. The total amount paid to satisfy the judgment was approximately $529 million.

The Company negotiated with SNICIL and on October 8, 2010 accepted their commutation offer of $139 million. On January 13, 2011, the California Liquidation Court approved the commutation agreement.

As of December 31, 2010, the Company recorded a liability of $139 million for amounts due to Superior National Insurance Group. The outstanding balance was paid by release of the Special Schedule P Deposit on January 28, 2011. The remaining Special Schedule P Deposit funds were released to the Company in February, 2011. With this settlement, the Company's obligations under this treaty are fully satisfied or otherwise discharged.

Legal and Regulatory Matters

The Company is party to various lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations, cash flows and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
              NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. Each state has insurance guaranty association laws under which insurers doing business in a state can be assessed, up to prescribed limits and on the basis of the proportionate share of the premiums written by member insurers, to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

5. RELATED-PARTY TRANSACTIONS

Events Related to AIG

On May 27, 2011, AIG and the United States Department of the Treasury (the "Department of the Treasury"), as the selling shareholder, completed a registered public offering of AIG Common Stock. AIG issued and sold 100 million shares of AIG Common Stock for aggregate net proceeds of approximately $2.9 billion and the Department of the Treasury sold 200 million shares of AIG Common Stock. AIG did not receive any of the proceeds from the sale of the shares of AIG Common Stock by the Department of the Treasury. As a result of the sale of AIG Common Stock in this offering, the Series G Drawdown Right was terminated, the Series G Preferred Stock was cancelled and the ownership by the Department of the Treasury was reduced from approximately 92 percent to approximately 77 percent of the AIG Common Stock outstanding after the completion of the offering.

Capital Maintenance Agreement

On March 30, 2011, AIG and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). Among other things, the CMA provides that AIG would maintain the Company's total adjusted capital (as defined under applicable insurance laws) at or above a certain specified minimum percentage of the Company's projected company action level RBC ("Risk-Based Capital") (as defined under applicable insurance laws). The CMA also provides that if the Company's total adjusted capital is in excess of a certain specified minimum percentage of the Company's company action level RBC (as reflected in the Company's quarterly or annual statutory financial statement), subject to board and regulatory approval(s), the Company would declare and pay ordinary dividends to its equity holders in an amount in excess of that required to maintain the specified minimum percentage.

6. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the pro forma financial statements were issued.

                          FS VARIABLE SEPARATE ACCOUNT

                                       OF

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                          SEPTEMBER 30, 2011 AND 2010

                                   UNAUDITED

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2011
                                   UNAUDITED

                                    CONTENTS

Statements of Assets and Liabilities, September 30, 2011                                          1
Schedule of Portfolio Investments, September 30, 2011                                            16
Statements of Operations, for the nine months ended September 30, 2011,                          17
Statements of Changes in Net Assets, for the nine months ended September 30, 2011,               28
Notes to Financial Statements                                                                    39

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                              SEPTEMBER 30, 2011
                                  (Unaudited)

                                                                              Government
                                                                                 and
                                                  Asset         Capital        Quality
                                                Allocation    Appreciation       Bond        Growth      Natural Resources
                                                Portfolio      Portfolio      Portfolio     Portfolio        Portfolio
                                                (Class 1)      (Class 1)      (Class 1)     (Class 1)        (Class 1)
                                               ---------------------------------------------------------------------------
Assets:
   Investments in Trusts, At net asset value   $ 3,954,850   $   8,419,139   $ 6,149,171   $3,728,486   $        3,081,333

   Dividends receivable                                  -               -             -            -                    -
                                               ---------------------------------------------------------------------------
      Total assets                             $ 3,954,850   $   8,419,139   $ 6,149,171   $3,728,486   $        3,081,333
                                               ---------------------------------------------------------------------------
Liabilities:                                             -               -             -            -                    -
                                               ===========================================================================
Net assets:                                    $ 3,954,850   $   8,419,139   $ 6,149,171   $3,728,486   $        3,081,333

   Accumulation units                          $ 3,945,208   $   8,335,671   $ 6,043,041   $3,707,887   $        3,081,333

   Contracts in payout (annuitization) period        9,642          83,468       106,130       20,599                    -
                                               ---------------------------------------------------------------------------
      Total net assets:                        $ 3,954,850   $   8,419,139   $ 6,149,171   $3,728,486   $        3,081,333
                                               ===========================================================================
Accumulation units outstanding:                    153,974         182,641       293,877      137,331               72,048
                                               ===========================================================================

                                                                              Government
                                                                                 and
                                                  Asset         Capital        Quality                    Natural
                                                Allocation    Appreciation       Bond        Growth      Resources
                                                Portfolio      Portfolio      Portfolio     Portfolio    Portfolio
                                                (Class 3)      (Class 3)      (Class 3)     (Class 3)    (Class 3)
                                               -------------------------------------------------------------------
Assets:
   Investments in Trusts, At net asset value   $ 2,788,250   $  16,740,581   $29,165,920   $5,815,703   $6,398,335
   Dividends receivable                                  -               -             -            -            -
                                               -------------------------------------------------------------------
      Total assets                             $ 2,788,250   $  16,740,581   $29,165,920   $5,815,703   $6,398,335

Liabilities:                                             -               -             -            -            -
                                               -------------------------------------------------------------------
Net assets:                                    $ 2,788,250   $  16,740,581   $29,165,920   $5,815,703   $6,398,335
                                               ===================================================================
   Accumulation units                          $ 2,788,250   $  16,740,581   $29,165,920   $5,815,703   $6,398,335

   Contracts in payout (annuitization) period            -               -             -            -            -
                                               -------------------------------------------------------------------
      Total net assets:                        $ 2,788,250   $  16,740,581   $29,165,920   $5,815,703   $6,398,335
                                               ===================================================================
Accumulation units outstanding:                    121,331         533,478     1,563,183      237,174      187,622
                                               ===================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                              SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                                Aggressive    Alliance                          Blue Chip      Capital
                                                  Growth       Growth          Balanced          Growth        Growth
                                                Portfolio     Portfolio        Portfolio        Portfolio    Portfolio
                                                (Class 1)     (Class 1)        (Class 1)        (Class 1)     (Class 1)
                                               ------------------------------------------------------------------------
Assets:
   Investments in Trusts, at net asset value   $ 1,541,474   $8,030,798   $         2,904,939   $  546,131   $  368,489

   Dividends receivable                                  -            -                     -            -            -
                                               ------------------------------------------------------------------------
      Total assets                             $ 1,541,474   $8,030,798   $         2,904,939   $  546,131   $  368,489

Liabilities:                                             -            -                     -            -            -
                                               ------------------------------------------------------------------------
Net assets:                                    $ 1,541,474   $8,030,798   $         2,904,939   $  546,131   $  368,489
                                               ========================================================================
   Accumulation units                          $ 1,533,651   $7,902,273   $         2,881,886   $  546,131   $  368,489

   Contracts in payout (annuitization) period        7,823      128,525                23,053            -            -
                                               ------------------------------------------------------------------------
       Total net assets:                       $ 1,541,474   $8,030,798   $         2,904,939   $  546,131   $  368,489
                                               ========================================================================
Accumulation units outstanding:                    137,214      280,891               184,272       98,680       55,207
                                               ========================================================================

                                                                              Davis      "Dogs" of
                                                   Cash       Corporate      Venture       Wall       Emerging
                                                Management      Bond          Value       Street       Markets
                                                Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                                (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)
                                               -----------------------------------------------------------------
Assets:
   Investments in Trusts, at net asset value   $ 4,479,912   $14,116,821   $14,333,269   $1,068,746   $2,345,140

   Dividends receivable                                  -             -             -            -            -
                                               -----------------------------------------------------------------
      Total assets                             $ 4,479,912   $14,116,821   $14,333,269   $1,068,746   $2,345,140

Liabilities:                                             -             -             -            -            -
                                               -----------------------------------------------------------------
Net assets:                                    $ 4,479,912   $14,116,821   $14,333,269   $1,068,746   $2,345,140
                                               =================================================================
   Accumulation units                          $ 4,468,278   $ 4,005,158   $14,270,943   $1,065,742   $2,298,061

   Contracts in payout (annuitization) period       11,634       111,663        62,326        3,004       47,079
                                               -----------------------------------------------------------------
       Total net assets:                       $ 4,479,912   $14,116,821   $14,333,269   $1,068,746   $2,345,140
                                               =================================================================
Accumulation units outstanding:                    341,336       168,252       468,076       85,826      148,184
                                               =================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                              SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                                   Equity        Fundamental     Global       Global         Growth
                                                Opportunities      Growth         Bond       Equities     Opportunities
                                                  Portfolio       Portfolio     Portfolio    Portfolio      Portfolio
                                                  (Class 1)       (Class 1)     (Class 1)    (Class 1)      (Class 1)
                                               ------------------------------------------------------------------------
Assets:
   Investments in Trusts, at net asset value   $    2,003,798   $  2,203,318   $2,231,764   $1,649,821   $      355,669

   Dividends receivable                                     -              -            -            -                -
                                               ------------------------------------------------------------------------
      Total assets                             $    2,003,798   $  2,203,318   $2,231,764   $1,649,821   $      355,669

Liabilities:                                                -              -            -            -                -
                                               ------------------------------------------------------------------------
Net assets:                                    $    2,003,798   $  2,203,318   $2,231,764   $1,649,821   $      355,669
                                               ========================================================================
   Accumulation units                          $    1,985,765   $  2,202,570   $2,157,803   $1,647,433   $      355,669

   Contracts in payout (annuitization) period          18,033            748       73,961        2,388                -
                                               ------------------------------------------------------------------------
      Total net assets:                        $    2,003,798   $  2,203,318   $2,231,764   $1,649,821   $      355,669
                                               ========================================================================
Accumulation units outstanding:                       121,003        142,867       93,547       95,457           68,078
                                               ========================================================================

                                                                                                                 MFS
                                                               High-      International    International    Massachusetts
                                                 Growth-       Yield       Diversified       Growth and       Investors
                                                 Income        Bond         Equities           Income           Trust
                                                Portfolio    Portfolio      Portfolio        Portfolio        Portfolio
                                                (Class 1)    (Class 1)      (Class 1)        (Class 1)        (Class 1)
                                               --------------------------------------------------------------------------
Assets:
   Investments in Trusts, at net asset value   $6,168,382   $3,491,061   $    2,522,280   $    2,152,508   $    2,486,067

   Dividends receivable                                 -            -                -                -                -
                                               --------------------------------------------------------------------------
      Total assets                             $6,168,382   $3,491,061   $    2,522,280   $    2,152,508   $    2,486,067

Liabilities:                                            -            -                -                -                -
                                               --------------------------------------------------------------------------
Net assets:                                    $6,168,382   $3,491,061   $    2,522,280   $    2,152,508   $    2,486,067
                                               ==========================================================================
   Accumulation units                          $6,147,057   $3,479,649   $    2,516,519   $    2,139,845   $    2,471,591

   Contracts in payout (annuitization) period      21,325       11,412            5,761           12,663           14,476
                                               --------------------------------------------------------------------------
      Total net assets:                        $6,168,382   $3,491,061   $    2,522,280   $    2,152,508   $    2,486,067
                                               ==========================================================================
Accumulation units outstanding:                   240,852      161,214          228,432          188,165          121,701
                                               ==========================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                                     MFS           Mid-
                                                    Total           Cap           Real                          Telecom
                                                   Return         Growth         Estate        Technology       Utility
                                                  Portfolio      Portfolio      Portfolio      Portfolio       Portfolio
                                                  (Class 1)      (Class 1)      (Class 1)      (Class 1)       (Class 1)
                                                 -----------------------------------------------------------------------
Assets:
   Investments in Trusts, at net asset value     $5,713,136     $1,845,773     $1,617,539     $   238,147     $  917,781

   Dividends receivable                                   -              -              -               -              -
                                                 -----------------------------------------------------------------------
      Total assets                               $5,713,136     $1,845,773     $1,617,539     $   238,147     $  917,781

Liabilities:                                              -              -              -               -              -
                                                 -----------------------------------------------------------------------
Net assets:                                      $5,713,136     $1,845,773     $1,617,539     $   238,147     $  917,781
                                                 =======================================================================
   Accumulation units                            $5,613,244     $1,841,853     $1,616,611     $   238,147     $  916,022

   Contracts in payout (annuitization) period        99,892          3,920            928               -          1,759
                                                 -----------------------------------------------------------------------
      Total net assets:                          $5,713,136     $1,845,773     $1,617,539     $   238,147     $  917,781
                                                 =======================================================================
Accumulation units outstanding:                     217,000        182,657         77,731         112,211         58,389
                                                 =======================================================================

                                                                                                 American        American
                                                                                                  Funds           Funds
                                                    Total                                         Asset           Global
                                                   Return        Aggressive      Alliance       Allocation        Growth
                                                    Bond           Growth         Growth           SAST            SAST
                                                  Portfolio      Portfolio       Portfolio      Portfolio       Portfolio
                                                  (Class 1)      (Class 3)       (Class 3)      (Class 3)       (Class 3)
                                                 -------------------------------------------------------------------------
Assets:
   Investments in Trusts, at net asset value     $2,227,689     $ 1,447,051     $6,203,178     $ 3,036,769     $13,185,463

   Dividends receivable                                   -               -              -               -               -
                                                 -------------------------------------------------------------------------
      Total assets                               $2,227,689     $ 1,447,051     $6,203,178     $ 3,036,769     $13,185,463

Liabilities:                                              -               -              -               -               -
                                                 -------------------------------------------------------------------------
Net assets:                                      $2,227,689     $ 1,447,051     $6,203,178     $ 3,036,769     $13,185,463
                                                 =========================================================================
   Accumulation units                            $2,188,972     $ 1,447,051     $6,203,178     $ 3,036,769     $13,185,463

   Contracts in payout (annuitization) period        38,717               -              -               -               -
                                                 -------------------------------------------------------------------------
      Total net assets:                          $2,227,689     $ 1,447,051     $6,203,178     $ 3,036,769     $13,185,463
                                                 =========================================================================
Accumulation units outstanding:                      81,074         142,019        243,663         325,292       1,396,112
                                                 =========================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                                                 American
                                                  American         Funds
                                                    Funds         Growth-
                                                   Growth         Income                       Blue Chip       Capital
                                                    SAST           SAST         Balanced        Growth         Growth
                                                  Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                                  (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                                 ----------------------------------------------------------------------
Assets:
   Investments in Trusts, at net asset value     $9,189,858     $8,196,643     $1,286,083     $2,920,698     $2,311,873

   Dividends receivable                                   -              -              -              -              -
                                                 ----------------------------------------------------------------------
      Total assets                               $9,189,858     $8,196,643     $1,286,083     $2,920,698     $2,311,873

Liabilities:                                              -              -              -              -              -
                                                 ----------------------------------------------------------------------
Net assets:                                      $9,189,858     $8,196,643     $1,286,083     $2,920,698     $2,311,873
                                                 ======================================================================
   Accumulation units                            $9,189,858     $8,196,643     $1,286,083     $2,920,698     $2,311,873

   Contracts in payout (annuitization) period             -              -              -              -              -
                                                 ----------------------------------------------------------------------
      Total net assets:                          $9,189,858     $8,196,643     $1,286,083     $2,920,698     $2,311,873
                                                 ======================================================================
Accumulation units outstanding:                   1,030,258      1,001,060         90,834        465,585        350,905
                                                 ======================================================================

                                                                                    Davis          "Dogs"
                                                     Cash         Corporate        Venture         of Wall       Emerging
                                                  Management         Bond           Value          Street         Markets
                                                  Portfolio       Portfolio       Portfolio       Portfolio      Portfolio
                                                  (Class 3)       (Class 3)       (Class 3)       (Class 3)      (Class 3)
                                                 -------------------------------------------------------------------------
Assets:
   Investments in Trusts, at net asset value     $ 7,719,297     $24,719,214     $20,186,840     $1,390,238     $7,122,488

   Dividends receivable                                    -               -               -              -              -
                                                 -------------------------------------------------------------------------
      Total assets                               $ 7,719,297     $24,719,214     $20,186,840     $1,390,238     $7,122,488

Liabilities:                                               -               -               -              -              -
                                                 -------------------------------------------------------------------------
Net assets:                                      $ 7,719,297     $24,719,214     $20,186,840     $1,390,238     $7,122,488
                                                 =========================================================================
   Accumulation units                            $ 7,689,373     $24,719,214     $20,186,840     $1,390,238     $7,122,488

   Contracts in payout (annuitization) period         29,924               -               -              -              -
                                                 -------------------------------------------------------------------------
      Total net assets:                          $ 7,719,297     $24,719,214     $20,186,840     $1,390,238     $7,122,488
                                                 =========================================================================
Accumulation units outstanding:                      623,311       1,190,104         920,473        118,639        496,591
                                                 =========================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                                   Equity         Foreign      Fundamental     Global       Global
                                                Opportunities      Value         Growth         Bond       Equities
                                                  Portfolio      Portfolio      Portfolio     Portfolio    Portfolio
                                                  (Class 3)      (Class 3)      (Class 3)     (Class 3)    (Class 3)
                                               ---------------------------------------------------------------------
Assets:
   Investments in Trusts, at net asset value   $    1,067,972   $20,347,607   $  3,802,971   $7,532,428   $1,748,917

   Dividends receivable                                     -             -              -            -            -
                                               ---------------------------------------------------------------------
      Total assets                             $    1,067,972   $20,347,607   $  3,802,971   $7,532,428   $1,748,917

Liabilities:                                                -             -              -            -            -
                                               ---------------------------------------------------------------------
Net assets:                                    $    1,067,972   $20,347,607   $  3,802,971   $7,532,428   $1,748,917
                                               =====================================================================
   Accumulation units                          $    1,067,972   $20,347,607   $  3,802,971   $7,532,428   $1,748,917

   Contracts in payout (annuitization) period               -             -              -            -            -
                                               ---------------------------------------------------------------------
      Total net assets:                        $    1,067,972   $20,347,607   $  3,802,971   $7,532,428   $1,748,917
                                               =====================================================================
Accumulation units outstanding:                        68,319     1,758,753        275,115      379,116      119,401
                                               =====================================================================

                                                                                                 International    International
                                                   Growth         Growth-                         Diversified      Growth and
                                                Opportunities     Income      High-Yield Bond      Equities          Income
                                                  Portfolio      Portfolio       Portfolio         Portfolio        Portfolio
                                                  (Class 3)      (Class 3)       (Class 3)         (Class 3)        (Class 3)
                                               --------------------------------------------------------------------------------
Assets:
   Investments in Trusts, at net asset value   $    6,434,868   $1,076,101   $      3,942,391   $    8,998,527   $   10,273,148

   Dividends receivable                                     -            -                  -                -                -
                                               --------------------------------------------------------------------------------
      Total assets                             $    6,434,868   $1,076,101   $      3,942,391   $    8,998,527   $   10,273,148

Liabilities:                                                -            -                  -                -                -
                                               --------------------------------------------------------------------------------
Net assets:                                    $    6,434,868   $1,076,101   $      3,942,391   $    8,998,527   $   10,273,148
                                               ================================================================================
   Accumulation units                          $    6,434,868   $1,076,101   $      3,942,391   $    8,998,527   $   10,273,148

   Contracts in payout (annuitization) period               -            -                  -                -                -
                                               --------------------------------------------------------------------------------
      Total net assets:                        $    6,434,868   $1,076,101   $      3,942,391   $    8,998,527   $   10,273,148
                                               ================================================================================
Accumulation units outstanding:                     1,077,349       95,351            219,220          849,217          977,125
                                               ================================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                                                      MFS
                                                   Marsico       Massachusetts         MFS
                                                   Focused         Investors          Total         Mid-Cap
                                                   Growth            Trust           Return         Growth        Real Estate
                                                  Portfolio        Portfolio        Portfolio      Portfolio       Portfolio
                                                  (Class 3)        (Class 3)        (Class 3)      (Class 3)       (Class 3)
                                                 ----------------------------------------------------------------------------
Assets:
   Investments in Trusts, at net asset value     $2,832,917     $    9,070,857     $8,456,462     $4,845,241     $ 10,442,438

   Dividends receivable                                   -                  -              -              -                -
                                                 ----------------------------------------------------------------------------
      Total assets                               $2,832,917     $    9,070,857     $8,456,462     $4,845,241     $ 10,442,438

Liabilities:                                              -                  -              -              -                -
                                                 ----------------------------------------------------------------------------
Net assets:                                      $2,832,917     $    9,070,857     $8,456,462     $4,845,241     $ 10,442,438
                                                 ============================================================================
   Accumulation units                            $2,832,917     $    9,070,857     $8,456,462     $4,845,241     $ 10,442,438

   Contracts in payout (annuitization) period             -                  -              -              -                -
                                                 ----------------------------------------------------------------------------
      Total net assets:                          $2,832,917     $    9,070,857     $8,456,462     $4,845,241     $ 10,442,438
                                                 ============================================================================
Accumulation units outstanding:                     284,673            633,604        387,646        494,517          701,511
                                                 ============================================================================

                                                   Small &          Small                                         Total
                                                   Mid Cap         Company                        Telecom         Return
                                                    Value           Value        Technology       Utility          Bond
                                                  Portfolio       Portfolio      Portfolio       Portfolio      Portfolio
                                                  (Class 3)       (Class 3)      (Class 3)       (Class 3)      (Class 3)
                                                 -------------------------------------------------------------------------
Assets:
   Investments in Trusts, at net asset value     $18,982,569     $7,486,569     $ 1,168,595     $  611,627     $24,411,632

   Dividends receivable                                    -              -               -              -               -
                                                 -------------------------------------------------------------------------
      Total assets                               $18,982,569     $7,486,569     $ 1,168,595     $  611,627     $24,411,632

Liabilities:                                               -              -               -              -               -
                                                 -------------------------------------------------------------------------
Net assets:                                      $18,982,569     $7,486,569     $ 1,168,595     $  611,627     $24,411,632
                                                 =========================================================================
   Accumulation units                            $18,974,271     $7,486,569     $ 1,168,595     $  611,627     $24,400,486

   Contracts in payout (annuitization) period          8,298              -               -              -          11,146
                                                 -------------------------------------------------------------------------
      Total net assets:                          $18,982,569     $7,486,569     $ 1,168,595     $  611,627     $24,411,632
                                                 =========================================================================
Accumulation units outstanding:                    1,366,506        942,326         559,319         41,699       1,235,509
                                                 =========================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                                 Invesco Van
                                                    Kampen      Invesco Van       Invesco Van
                                                 V.I. Capital      Kampen         Kampen V.I.       Diversified
                                                    Growth      V.I.Comstock   Growth and Income   International  Equity Income
                                                  Portfolio      Portfolio         Portfolio          Account         Account
                                                  (Class II)     (Class II)       (Class II)         (Class 2)       (Class 2)
                                                 -----------------------------------------------------------------------------
Assets:
   Investments in Trusts, at net asset value     $      918,890 $   10,349,371 $   20,396,211     $      358,457  $    700,664

   Dividends receivable                                       -              -              -                  -             -
                                                 -----------------------------------------------------------------------------
      Total assets                               $      918,890 $   10,349,371 $    20,396,211    $      358,457  $    700,664

Liabilities:                                                  -              -               -                 -             -
                                                 -----------------------------------------------------------------------------
Net assets:                                      $      918,890 $   10,349,371 $    20,396,211    $      358,457  $    700,664
                                                 =============================================================================
   Accumulation units                            $      918,890 $   10,349,371 $    20,396,211    $      358,457  $    700,664

   Contracts in payout (annuitization) period                 -              -               -                 -             -
                                                 -----------------------------------------------------------------------------
      Total net assets:                          $      918,890 $   10,349,371 $    20,396,211    $      358,457  $    700,664
                                                 =============================================================================
Accumulation units outstanding:                          97,165      1,032,250       1,807,460            67,155        82,036
                                                 =============================================================================

                                                Government
                                                  & High
                                                 Quality                 LargeCap                       MidCap
                                                   Bond       Income      Blend      LargeCap Growth     Blend
                                                 Account     Account    Account II       Account        Account
                                                (Class 2)   (Class 2)   (Class 2)       (Class 2)      (Class 2)
                                               -----------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value    $     9,832  $ 248,374  $    62,946  $         30,961  $1,230,971

  Dividends receivable                                   -          -            -                 -           -
                                               -----------------------------------------------------------------
     Total assets                              $     9,832  $ 248,374  $    62,946  $         30,961  $1,230,971

Liabilities:                                             -          -            -                 -           -
                                               -----------------------------------------------------------------
Net assets:                                    $     9,832  $ 248,374  $    62,946  $         30,961  $1,230,971
                                               =================================================================
   Accumulation units                          $     9,832  $ 248,374  $    62,946  $         30,961  $1,230,971

   Contracts in payout (annuitization) period            -          -            -                 -           -
                                               -----------------------------------------------------------------
      Total net assets:                        $     9,832  $ 248,374  $    62,946  $         30,961  $1,230,971
                                               =================================================================
Accumulation units outstanding:                      1,236     27,772       11,280             5,095     129,256
                                               =================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                          Principal          Real                           SAM
                             Money         Capital          Estate            SAM       Conservative
                             Market      Appreciation     Securities       Balanced       Balanced
                            Account        Account         Account         Portfolio     Portfolio
                           (Class 2)      (Class 2)       (Class 2)        (Class 2)     (Class 2)
                           -------------------------------------------------------------------------
Assets:
  Investments in Trusts,
   at net asset value      $ 107,942    $     293,122    $    17,250    $  7,956,629    $   268,730
  Dividends receivable             -                -              -               -              -
                           -------------------------------------------------------------------------
    Total assets           $ 107,942    $     293,122    $    17,250    $  7,956,629    $   268,730
Liabilities:                       -                -              -               -              -
                           -------------------------------------------------------------------------
Net assets:                $ 107,942    $     293,122    $    17,250    $  7,956,629    $   268,730
                           =========================================================================
  Accumulation units       $ 107,942    $     293,122    $    17,250    $  7,956,629    $   268,730
  Contracts in payout
   (annuitization) period          -                -              -               -              -
                           -------------------------------------------------------------------------
    Total net assets:      $ 107,942    $     293,122    $    17,250    $  7,956,629    $   268,730
                           =========================================================================
Accumulation units
 outstanding:                 18,849           26,972          1,065         828,985         35,023
                           =========================================================================

                                SAM             SAM           SAM
                            Conservative     Flexible      Strategic     Short-Term      SmallCap
                               Growth         Income        Growth         Income         Growth
                             Portfolio       Portfolio     Portfolio      Account       Account II
                             (Class 2)       (Class 2)     (Class 2)     (Class 2)      (Class 2)
                           ------------------------------------------------------------------------
Assets:
  Investments in Trusts,
   at net asset value      $     840,487    $  674,567    $  248,190    $    41,462    $    32,707
  Dividends receivable                 -             -             -              -              -
                           ------------------------------------------------------------------------
    Total assets           $     840,487    $  674,567    $  248,190    $    41,462    $    32,707
Liabilities:                           -             -             -              -              -
                           ------------------------------------------------------------------------
Net assets:                $     840,487    $  674,567    $  248,190    $    41,462    $    32,707
                           ========================================================================
  Accumulation units       $     840,487    $  674,567    $  248,190    $    41,462    $    32,707
  Contracts in payout
   (annuitization) period              -             -             -              -              -
                           ------------------------------------------------------------------------
    Total net assets:       $    840,487    $  674,567    $  248,190    $    41,462    $    32,707
                           ========================================================================
Accumulation units
 outstanding:                     90,319        71,828        25,808          5,706          6,169
                           ========================================================================

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                             Columbia
                              Columbia       Variable
                              Variable      Portfolio-
                             Portfolio-      Marsico
                                High         Focused         Asset          Global
                               Income        Equities      Allocation       Growth         Growth
                                Fund           Fund           Fund           Fund           Fund
                             (Class 1)      (Class 1)      (Class 2)       (Class 2)      (Class 2)
                            -----------------------------------------------------------------------
Assets:
  Investments in Trusts,
   at net asset value       $   209,825    $   491,793    $ 1,741,230    $ 8,373,315    $ 8,652,522
  Dividends receivable                -              -              -              -              -
                            -----------------------------------------------------------------------
    Total  assets           $   209,825    $   491,793    $ 1,741,230    $ 8,373,315    $ 8,652,522
Liabilities:                          -              -              -              -              -
                            -----------------------------------------------------------------------
Net assets:                 $   209,825    $   491,793    $ 1,741,230    $ 8,373,315    $ 8,652,522
                            =======================================================================
  Accumulation units        $   209,825    $   491,793    $ 1,741,230    $ 8,373,315    $ 8,652,522
  Contracts in payout
   (annuitization) period             -              -              -              -              -
                            -----------------------------------------------------------------------
    Total  net assets:      $   209,825    $   491,793    $ 1,741,230    $ 8,373,315    $ 8,652,522
                            =======================================================================
Accumulation units
 outstanding:                    11,614         49,535        112,340        427,647        497,769
                            =======================================================================

                                                Growth                    MTB Managed     Franklin
                                Growth-          and          Mid Cap      Allocation      Income
                                 Income         Income         Value         Fund -      Securities
                                  Fund        Portfolio      Portfolio      Moderate        Fund
                              (Class 2)      (Class VC)    (Class VC)     Growth II     (Class 2)
                           ------------------------------------------------------------------------
Assets:
  Investments in Trusts,
   at net asset value      $ 10,217,363    $ 10,607,368   $   161,604    $     98,959   $ 4,993,670
  Dividends receivable                -               -             -               -             -
                           ------------------------------------------------------------------------
    Total assets           $ 10,217,363    $ 10,607,368   $   161,604    $     98,959   $ 4,993,670
Liabilities:                          -               -             -               -             -
                           ------------------------------------------------------------------------
Net assets:                $ 10,217,363    $ 10,607,368   $   161,604    $     98,959   $ 4,993,670
                           ========================================================================
  Accumulation units       $ 10,217,363    $ 10,607,368   $   161,604    $     98,959   $ 4,993,670
  Contracts in payout
   (annuitization) period             -               -             -               -             -
                           ------------------------------------------------------------------------
    Total net assets:      $ 10,217,363    $ 10,607,368   $   161,604    $     98,959   $ 4,993,670
                           ========================================================================
Accumulation units
 outstanding:                   701,070       1,112,826        13,322          11,436       508,851
                           ========================================================================

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                             Franklin
                             Templeton                                                    Allocation
                           VIP Founding      Allocation     Allocation     Allocation      Moderate
                               Funds           Balanced        Growth        Moderate        Growth      Real Return
                         Allocation Fund     Portfolio      Portfolio      Portfolio      Portfolio       Portfolio
                             (Class 2)        (Class 3)      (Class 3)      (Class 3)      (Class 3)       (Class 3)
                         -------------------------------------------------------------------------------------------
Assets:
  Investments in Trusts,
   at net asset value       $  3,053,040    $ 3,566,656    $ 1,189,032    $ 5,499,452    $ 3,456,424    $  6,162,600
  Dividends receivable                 -              -              -              -              -               -
                         -------------------------------------------------------------------------------------------
    Total assets            $  3,053,040    $ 3,566,656    $ 1,189,032    $ 5,499,452    $ 3,456,424    $  6,162,600
Liabilities:                          -               -              -              -              -               -
                         -------------------------------------------------------------------------------------------
Net assets:                 $  3,053,040    $ 3,566,656    $ 1,189,032    $ 5,499,452    $ 3,456,424    $  6,162,600
                         ===========================================================================================
  Accumulation units        $  3,053,040    $ 3,566,656    $ 1,189,032    $ 5,499,452    $ 3,456,424    $  6,162,600
  Contracts in payout
   (annuitization) period             -               -              -              -              -               -
                         -------------------------------------------------------------------------------------------
    Total net assets:       $  3,053,040    $ 3,566,656    $ 1,189,032    $ 5,499,452    $ 3,456,424    $  6,162,600
                         ===========================================================================================
Accumulation units
 outstanding:                    369,531        330,550        125,364        528,556        348,432         520,942
                         ===========================================================================================

     The accompanying notes are an integral part of the financial statements

                         FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                        Contracts With Total      Contracts With Total      Contracts With Total       Contracts With Total
                           Expenses of0.85           Expenses of0.95           Expenses of1.15           Expenses of1.20
                      ------------------------- ------------------------- ------------------------- --------------------------
                                       Unit
                                       Value                  Unit value                Unit value                Unit value
                      Accumulation      of      Accumulation      of      Accumulation      of      Accumulation      of
                         units     accumulation    units     accumulation    units     accumulation    units     accumulation
Variable Accounts     outstanding      units    outstanding      units    outstanding      units    outstanding      units
--------------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -------------
ANCHOR SERIES TRUST:
 Asset Allocation
 Portfolio (Class 1)             - $          -           -  $          -           -  $          -           -  $          -
 Capital Appreciation
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Government and
 Quality Bond
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Growth Portfolio
 (Class 1)                       -            -           -             -           -             -           -             -
 Natural Resources
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Asset Allocation
 Portfolio (Class 3)         2,310        14.27       2,989         14.26           -             -           -             -
 Capital Appreciation
 Portfolio (Class 3)        74,945        15.20         792         15.17       2,618         11.62         275         14.76
 Government and
 Quality Bond
 Portfolio (Class 3)        57,045        16.77       6,139         16.76       3,875         12.24         890         16.32
 Growth Portfolio
 (Class 3)                   4,924        10.17           -             -           -             -           -             -
Natural Resources
Portfolio (Class 3)          7,143         8.98           -             -          49          9.29           -             -

SUNAMERICA SERIES
 TRUST:
 Aggressive Growth
 Portfolio (Class 1)             - $          -           -  $          -           -  $          -           -  $          -
 Alliance Growth
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Balanced Portfolio
 (Class 1)                       -            -           -             -           -             -           -             -
 Blue Chip Growth
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Capital Growth
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Cash Management
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Corporate Bond
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Davis Venture Value
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 "Dogs" of Wall
 Street Portfolio
 (Class 1)                       -            -           -             -           -             -           -             -
 Emerging Markets
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Equity Opportunities
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Fundamental Growth
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Global Bond
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Global Equities
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Growth Opportunities
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Growth-Income
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 High-Yield Bond
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 International
 Diversified Equities
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 International Growth
 and Income Portfolio
 (Class 1)                       -            -           -             -           -             -           -             -
 MFS Massachusetts
 Investors Trust
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 MFS Total Return
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Mid-Cap Growth
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Real Estate
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Technology
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Telecom Utility
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Total Return Bond
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Aggressive Growth
 Portfolio (Class 3)           344         7.06           -             -           -             -           -             -
 Alliance Growth
 Portfolio (Class 3)        12,123         7.20           -             -           -             -           -             -
 American Funds Asset
 Allocation SAST
 Portfolio (Class 3)             -            -           -             -           -             -           -             -
 American Funds
 Global Growth SAST
 Portfolio (Class 3)             -            -           -             -       8,842          9.70           -             -
 American Funds
 Growth SAST
 Portfolio (Class 3)             -            -           -             -       2,794          9.09           -             -
 American Funds
 Growth-Income SAST
 Portfolio (Class 3)             -            -           -             -       1,502          8.50           -             -
 Balanced
 Portfolio (Class 3)         1,151         9.56       4,112          9.55         761         10.28           -             -
 Blue Chip Growth
 Portfolio (Class 3)         5,811         5.42         857          5.42       1,929          9.38         305          5.24
 Capital Growth
 Portfolio (Class 3)         5,550         6.94           -             -           -             -           -             -
 Cash Management
 Portfolio (Class 3)        13,983        11.50           1         11.50           -          9.97           -             -
 Corporate Bond
 Portfolio (Class 3)        68,584        20.50       3,112         20.50       7,518         14.08         630         19.95
 Davis Venture Value
 Portfolio (Class 3)        45,968        12.49       1,489         12.47       4,755          8.60         526         12.14
 "Dogs" of Wall
 Street
 Portfolio (Class 3)           796        15.04           -             -           -             -           -             -
 Emerging Markets
 Portfolio (Class 3)         9,525        20.13         116         20.11       1,008          9.83          88         19.63
 Equity Opportunities
 Portfolio (Class 3)         5,186        10.85           -             -           -             -           -             -
 Foreign Value
 Portfolio (Class 3)        55,950         8.13       9,327          8.13      11,250          8.07       2,045          8.02
 Fundamental Growth
 Portfolio (Class 3)         7,520         6.13           -             -           -             -           -             -
 Global Bond
 Portfolio (Class 3)        33,018        18.10         490         18.09       2,882         13.48         124         17.61
 Global Equities
 Portfolio (Class 3)             -            -           -             -         225          8.08           -             -
 Growth Opportunities
 Portfolio (Class 3)        28,668         5.32       2,918          5.32       3,853         10.09       1,216          5.49
 Growth-Income
 Portfolio (Class 3)         1,815         8.54       1,631          8.54       1,680          8.73       2,305          8.28
 High-Yield Bond
 Portfolio (Class 3)        27,310        15.75         488         15.74         765         10.86         190         15.35
 International
 Diversified Equities
 Portfolio (Class 3)         9,980         7.58           -             -           -             -           -             -
 International Growth
 and Income
 Portfolio (Class 3)        46,871         9.35           -             -           -             -           -             -
 Marsico Focused
 Growth
 Portfolio (Class 3)         3,669         9.10         428          9.10       1,357          9.66         194          8.98
 MFS Massachusetts
 Investors Trust
 Portfolio (Class 3)        21,806         9.74       4,879          9.74       5,717          9.44       1,045          9.37
 MFS Total Return
 Portfolio (Class 3)        65,266        15.26       2,519         15.26           -             -           -             -
 Mid-Cap Growth
 Portfolio (Class 3)         9,058         8.40       2,998          8.39       1,483         10.24         504          8.17
 Real Estate
 Portfolio (Class 3)         7,960        25.72         513         25.71       4,532          7.40         197         25.05
 Small & Mid Cap
 Value
 Portfolio (Class 3)        43,189         9.39       2,764          9.39      10,061          9.82         956          9.26
 Small Company Value
 Portfolio (Class 3)        40,914         8.08       2,127          8.09       4,458          8.64         801          7.98
 Technology
 Portfolio (Class 3)             -            -           -             -          48          9.52           -             -
 Telecom Utility
 Portfolio (Class 3)           239        11.31         497         11.30           -             -           -             -
 Total Return Bond
 Portfolio (Class 3)        33,672        19.32       7,880         19.31       9,120         13.56       1,882         18.82

INVESCO VARIABLE
 INSURANCE FUNDS
 (Series II):
 Invesco Van Kampen
 V.I. Capital
 Growth Fund                 8,868 $       9.94           -  $          -           -  $          -           -  $          -
 Invesco Van Kampen
 V.I Comstock Fund          91,137        11.43       4,857         11.43       6,120          8.37         805         11.16
 Invesco Van Kampen
 V.I. Growth and
 Income Fund                94,302        12.97       5,111         12.96       7,341          8.71       1,765         12.63

PRINCIPAL VARIABLE
 CONTRACTS FUND,
 INC. (Class 2):
 Diversified
 International
 Account                         - $          -           -  $          -           -  $          -           -  $          -
 Equity Income
 Account                         -            -           -             -           -             -           -             -
 Government & High
 Quality Bond Account            -            -           -             -           -             -           -             -
 Income Account                  -            -           -             -           -             -           -             -
 LargeCap Blend
 Account II                      -            -           -             -           -             -           -             -
 LargeCap Growth
 Account                         -            -           -             -           -             -           -             -
 MidCap Blend Account            -            -           -             -           -             -           -             -
 Money Market Account            -            -           -             -           -             -           -             -
 Principal Capital
 Appreciation Account            -            -           -             -           -             -           -             -
 Real Estate
 Securities Account              -            -           -             -           -             -           -             -
 SAM Balanced
 Portfolio                       -            -           -             -           -             -           -             -
 SAM Conservative
 Balanced Portfolio              -            -           -             -           -             -           -             -
 SAM Conservative
 Growth Portfolio                -            -           -             -           -             -           -             -
 SAM Flexible Income
 Portfolio                       -            -           -             -           -             -           -             -
 SAM Strategic
 Growth Portfolio                -            -           -             -           -             -           -             -
 Short-Term Income
 Account                         -            -           -             -           -             -           -             -
 SmallCap Growth
 Account II                      -            -           -             -           -             -           -             -

COLUMBIA FUNDS
 VARIABLE INSURANCE
 TRUST I (Class 1):
 Columbia Variable
 Portfolio - High
 Income Fund                     - $          -           -  $          -           -  $          -           -  $          -
 Columbia Variable
 Portfolio - Marsico
 Focused
 Equities Fund                   -            -           -             -           -             -           -             -

AMERICAN FUNDS
 INSURANCE SERIES
 (Class 2):
 Asset Allocation
 Fund                      110,655 $      15.50       1,685  $      15.50           -  $          -           -  $          -
 Global Growth Fund         79,492        20.59       2,832         20.59           -             -         717         20.14
 Growth Fund                75,684        18.34       1,628         18.35           -             -         319         17.94
 Growth-Income Fund        139,663        15.32         304         15.30           -             -         743         14.97

LORD ABBETT
 SERIES FUND, INC.
 (Class VC):
 Growth and
 Income Portfolio           43,109 $      10.63         804  $      10.63       2,972  $       7.85         321  $      10.38
 Mid Cap Value
 Portfolio                  13,322        12.13           -             -           -             -           -             -

MTB GROUP OF FUNDS:
 MTB Managed
 Allocation
 Fund - Moderate
 Growth II                       -            -           -             -           -             -           -             -

FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST
 (Class 2):
 Franklin Income
 Securities Fund            25,170 $      10.05       3,576  $      10.04      12,057  $       9.96           -  $          -
 Franklin Templeton
 VIP Founding Funds
 Allocation Fund            32,468         8.47           -             -      21,715          8.38           -             -

SEASONS SERIES TRUST
 (Class 3):
 Allocation Balanced
 Portfolio                       - $          -           -  $          -           -  $          -           -  $          -
 Allocation Growth
 Portfolio                       -            -           -             -           -             -           -             -
 Allocation Moderate
 Portfolio                       -            -           -             -           -             -           -             -
 Allocation Moderate
 Growth Portfolio                -            -           -             -       3,248         10.14           -             -
 Real
 Return Portfolio            1,388        12.14       2,925         12.14       5,893         12.09         874         12.15

-----------
(1)  Offered in FSA Polaris, FSA Polaris II, FSA Advisor, and FSA Polaris
     Choice.

(2)  Offered in FSA Polaris Choice III.

(3)  Offered in FSA Diversify Strategies III.

(4)  Offered in FSA Polaris Preferred Solution, FSA Polaris Platinum III,

     FSA Polaris Advantage II, and FSA Polaris Retirement Protector.

    The accompanying notes are an integral part of the financial statements

                         FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                        Contracts With Total      Contracts With Total      Contracts With Total       Contracts With Total
                          Expenses of 1.30          Expenses of 1.40        Expenses of 1.52(1)        Expenses of 1.52(2)
                      ------------------------- ------------------------- ------------------------- --------------------------
                                       Unit
                                       Value                  Unit value                Unit value                Unit value
                      Accumulation      of      Accumulation      of      Accumulation      of      Accumulation      of
                         units     accumulation    units     accumulation    units     accumulation    units     accumulation
Variable Accounts     outstanding      units    outstanding      units    outstanding      units    outstanding      units
--------------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -------------
ANCHOR SERIES TRUST:
 Asset Allocation
 Portfolio (Class 1)             - $          -            - $          -      153,974 $      25.69            - $           -
 Capital Appreciation
 Portfolio (Class 1)             -            -            -            -      182,641        46.10            -             -
 Government and
 Quality Bond
 Portfolio (Class 1)             -            -            -            -      293,877        20.92            -             -
 Growth Portfolio
 (Class 1)                       -            -            -            -      137,331        27.15            -             -
 Natural Resources
 Portfolio (Class 1)             -            -            -            -       72,048        42.77            -             -
 Asset Allocation
 Portfolio (Class 3)             -        10.72            -            -       96,481        25.04        2,669         25.04
 Capital Appreciation
 Portfolio (Class 3)        72,455        11.46        2,955        11.46      221,169        45.12       28,829         45.12
 Government and
 Quality Bond
 Portfolio (Class 3)       111,813        12.07        3,654        12.09      795,222        20.43      157,194         20.43
 Growth Portfolio
 (Class 3)                   4,553         8.55            -            -      164,257        26.55       16,558         26.55
 Natural Resources
 Portfolio (Class 3)         7,514         9.19            -            -       65,269        41.79        9,562         41.79

SUNAMERICA SERIES
 TRUST:
 Aggressive Growth
 Portfolio (Class 1)             - $          -            - $          -      137,214 $      11.23            - $           -
 Alliance Growth
 Portfolio (Class 1)             -            -            -            -      280,891        28.59            -             -
 Balanced Portfolio
 (Class 1)                       -            -            -            -      184,272        15.77            -             -
 Blue Chip Growth
 Portfolio (Class 1)             -            -            -            -       98,680         5.53            -             -
 Capital Growth
 Portfolio (Class 1)             -            -            -            -       55,207         6.67            -             -
 Cash Management
 Portfolio (Class 1)             -            -            -            -      341,336        13.13            -             -
 Corporate Bond
 Portfolio (Class 1)             -            -            -            -      168,252        24.47            -             -
 Davis Venture Value
 Portfolio (Class 1)             -            -            -            -      468,076        30.63            -             -
 "Dogs" of Wall Street
 Portfolio (Class 1)             -            -            -            -       85,826        12.45            -             -
 Emerging Markets
 Portfolio (Class 1)             -            -            -            -      148,184        15.83            -             -
 Equity Opportunities
 Portfolio (Class 1)             -            -            -            -      121,003        16.56            -             -
 Fundamental Growth
 Portfolio (Class 1)             -            -            -            -      142,867        15.42            -             -
 Global Bond
 Portfolio (Class 1)             -            -            -            -       93,547        23.86            -             -
 Global Equities
 Portfolio (Class 1)             -            -            -            -       95,457        17.28            -             -
 Growth Opportunities
 Portfolio (Class 1)             -            -            -            -       68,078         5.22            -             -
 Growth-Income
 Portfolio (Class 1)             -            -            -            -      240,852        25.61            -             -
 High-Yield Bond
 Portfolio (Class 1)             -            -            -            -      161,214        21.66            -             -
 International
 Diversified Equities
 Portfolio (Class 1)             -            -            -            -      228,432        11.04            -             -
 International Growth
 and Income
 Portfolio (Class 1)             -            -            -            -      188,165        11.44            -             -
 MFS Massachusetts
 Investors Trust
 Portfolio (Class 1)             -            -            -            -      121,701        20.43            -             -
 MFS Total Return
 Portfolio (Class 1)             -            -            -            -      217,000        26.33            -             -
 Mid-Cap Growth
 Portfolio (Class 1)             -            -            -            -      182,657        10.10            -             -
 Real Estate
 Portfolio (Class 1)             -            -            -            -       77,731        20.81            -             -
 Technology Portfolio
 (Class 1)                       -            -            -            -      112,211         2.12            -             -
 Telecom Utility
 Portfolio (Class 1)             -            -            -            -       58,389        15.72            -             -
 Total Return Bond
 Portfolio (Class 1)             -            -            -            -       81,074        27.48            -             -
 Aggressive Growth
 Portfolio (Class 3)        10,060         7.12            -            -       30,180        10.94       65,330         10.94
 Alliance Growth
 Portfolio (Class 3)         5,167         9.19            -            -      165,442        27.80       16,196         27.80
 American Funds Asset
 Allocation SAST
 Portfolio (Class 3)        11,031         9.40            -            -       68,068         9.37      151,248          9.37
 American Funds Global
 Growth SAST
 Portfolio (Class 3)       236,175         9.57       10,583         9.58      290,506         9.45      249,916          9.45
 American Funds Growth
 SAST Portfolio
 (Class 3)                  88,912         8.97        3,401         8.97      320,762         8.97      193,408          8.97
 American Funds
 Growth-Income SAST
 Portfolio (Class 3)        54,221         8.38        1,380         8.39      435,290         8.19      199,895          8.19
 Balanced Portfolio
 (Class 3)                   3,975        10.17            -            -       64,861        15.38          534         15.38
 Blue Chip Growth
 Portfolio (Class 3)        50,247         9.21        2,271         9.25      145,458         5.41       92,756          5.41
 Capital Growth
 Portfolio (Class 3)             -         8.72            -            -      178,227         6.50       65,627          6.50
 Cash Management
 Portfolio (Class 3)             -         9.84            -            -      437,134        12.82       58,751         12.82
 Corporate Bond
 Portfolio (Class 3)       142,521        13.89        4,799        13.90      461,671        23.81      132,350         23.81
 Davis Venture Value
 Portfolio (Class 3)       138,810         8.48        5,408         8.49      385,518        29.88       64,444         29.88
 "Dogs" of Wall Street
 Portfolio (Class 3)         4,711        10.50            -            -       50,972        12.16       23,226         12.16
 Emerging Markets
 Portfolio (Class 3)        35,174         9.70        1,559         9.71      167,739        15.44       71,427         15.44
 Equity Opportunities
 Portfolio (Class 3)             -         8.66            -            -       54,987        16.16        3,197         16.16
 Foreign Value
 Portfolio (Class 3)       284,267         7.95       13,678         7.95      600,581        14.01      164,173         14.01
 Fundamental Growth
 Portfolio (Class 3)         3,497         8.95            -            -      122,113        15.05       47,905         15.05
 Global Bond Portfolio
 (Class 3)                  40,734        13.29          639        13.30      124,189        23.30       54,209         23.30
 Global Equities
 Portfolio (Class 3)         9,055         7.93            -            -       47,357        16.84       11,841         16.84
 Growth Opportunities
 Portfolio (Class 3)        87,771         9.96        5,089         9.97      340,640         5.10      195,129          5.10
 Growth-Income
 Portfolio (Class 3)        31,044         8.55          705         8.63       12,712        24.98        2,123         24.98
 High-Yield Bond
 Portfolio (Class 3)        31,364        10.70          253        10.73       99,344        21.15       17,055         21.15
 International
 Diversified Equities
 Portfolio (Class 3)         8,409         8.27            -            -      564,953        10.80       95,488         10.80
 International Growth
 and Income Portfolio
 (Class 3)                   1,144         6.70            -            -      462,406        11.14      159,663         11.14
 Marsico Focused
 Growth Portfolio
 (Class 3)                  31,011         9.53        1,940         9.52      112,210        10.24       32,725         10.24
 MFS Massachusetts
 Investors Trust
 Portfolio (Class 3)       145,955         9.34        6,909         9.32      138,483        19.97       62,633         19.97
 MFS Total Return
 Portfolio (Class 3)        19,692         9.93            -            -      218,019        25.71       17,116         25.71
 Mid-Cap Growth
 Portfolio (Class 3)        32,255        10.10        1,893        10.12      231,640         9.86       39,363          9.86
 Real Estate Portfolio
 (Class 3)                 111,742         7.30        5,672         7.30      188,102        20.32       75,382         20.32
 Small & Mid Cap Value
 Portfolio (Class 3)       159,267         9.69        7,033         9.70      434,365        16.06      169,979         16.06
 Small Company Value
 Portfolio (Class 3)       100,653         8.52        5,744         8.53      279,481         7.79      159,577          7.79
 Technology Portfolio
 (Class 3)                     605         9.40            -            -      358,557         2.07       51,583          2.07
 Telecom Utility
 Portfolio (Class 3)         2,170        11.54            -            -       20,988        15.37        9,272         15.37
 Total Return Bond
 Portfolio (Class 3)       282,651        13.28        8,346        13.36      204,238        26.87      188,088         26.87

INVESCO VARIABLE
 INSURANCE FUNDS
 (Series II):
 Invesco Van Kampen
 V.I. Capital
 Growth Fund                     - $      10.31            - $          -       24,588 $       9.47        9,763 $        9.36
 Invesco Van Kampen
 V.I. Comstock Fund        141,196         8.26        7,319         8.26      298,044        10.78      129,447         10.71
 Invesco Van Kampen
 V.I. Growth and
 Income Fund               174,654         8.59        8,637         8.60      751,479        12.05      213,624         12.10

PRINCIPAL VARIABLE
 CONTRACTS FUND,
 INC. (Class 2):
 Diversified
 International Account           - $          -            - $          -            - $          -            - $           -
 Equity Income Account           -            -            -            -            -            -            -             -
 Government & High
 Quality Bond Account            -            -            -            -            -            -            -             -
 Income Account                  -            -            -            -            -            -            -             -
 LargeCap Blend
 Account II                      -            -            -            -            -            -            -             -
 LargeCap Growth
 Account                         -            -            -            -            -            -            -             -
 MidCap Blend Account            -            -            -            -            -            -            -             -
 Money Market Account            -            -            -            -            -            -            -             -
 Principal Capital
 Appreciation Account            -            -            -            -            -            -            -             -
 Real Estate
 Securities Account              -            -            -            -            -            -            -             -
 SAM Balanced
 Portfolio                       -            -            -            -        8,248         9.74       34,656          9.74
 SAM Conservative
 Balanced Portfolio              -            -            -            -            -            -            -             -
 SAM Conservative
 Growth Portfolio                -            -            -            -            -            -            -             -
 SAM Flexible
 Income Portfolio                -            -            -            -           -            -             -             -
 SAM Strategic
 Growth Portfolio                -            -            -            -            -            -            -             -
 Short-Term Income
 Account                         -            -            -            -            -            -            -             -
 SmallCap Growth
 Account II                      -            -            -            -            -            -            -             -

COLUMBIA FUNDS
 VARIABLE INSURANCE
 TRUST I (Class 1):
 Columbia Variable
 Portfolio - High
 Income Fund                     - $          -            - $          -        5,094 $      18.24          573 $       18.31
 Columbia Variable
 Portfolio - Marsico
 Focused Equities Fund           -            -            -            -       18,622        10.02       10,358          9.98

AMERICAN FUNDS
 INSURANCE
 SERIES (Class 2):
 Asset Allocation Fund           - $          -            - $          -            - $          -            - $           -
 Global Growth Fund              -            -            -            -      290,806        19.39            -             -
 Growth Fund                     -            -            -            -      338,020        17.27            -             -
 Growth-Income Fund              -            -            -            -      474,208        14.43            -             -

LORD ABBETT SERIES
 FUND, INC. (Class VC):
 Growth and Income
 Portfolio                  83,868 $       7.71        3,861 $       7.73      490,613 $       9.99      160,217 $        9.99
 Mid Cap Value
 Portfolio                       -            -            -            -            -            -            -             -

MTB GROUP OF FUNDS:
 MTB Managed
 Allocation
 Fund - Moderate
 Growth II                       -            -            -            -       11,436         8.65            -             -

FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS
 TRUST (Class 2):
 Franklin Income
 Securities Fund            26,429 $       9.91            - $          -      185,812 $       9.82       70,518 $        9.82
 Franklin Templeton
 VIP Founding Funds
 Allocation Fund             4,937         8.33            -            -      146,474         8.26       48,955          8.26

SEASONS SERIES
 TRUST (Class 3):
 Allocation Balanced
 Portfolio                 154,641 $      10.82       36,369 $      10.87            - $          -       25,840 $       10.78
 Allocation Growth
 Portfolio                  20,308         9.53          894         9.57            -            -       89,239          9.49
 Allocation Moderate
 Portfolio                 244,730        10.44            -            -            -            -      108,417         10.40
 Allocation Moderate
 Growth Portfolio          120,073         9.97       27,060        10.02            -            -       41,113          9.93
 Real Return Portfolio     172,294        11.87        5,499        11.95       17,772        11.83       71,104         11.83

----------
(1) Offered in FSA Polaris, FSA Polaris II, FSA Advisor, and FSA Polaris Choice.

(2) Offered in FSA Polaris Choice III.

(3) Offered in FSA Diversify Strategies III.

(4) Offered in FSA Polaris Preferred Solution, FSA Polaris Platinum III,

     FSA Polaris Advantage II, and FSA Polaris Retirement Protector.

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                        Contracts With Total      Contracts With Total      Contracts With Total      Contracts With Total
                         Expenses of 1.55(3)       Expenses of 1.55(4)        Expenses of 1.65          Expenses of 1.70
                      ------------------------- ------------------------- ------------------------- --------------------------
                                       Unit
                                       Value                  Unit value                Unit value                Unit value
                      Accumulation      of      Accumulation      of      Accumulation      of      Accumulation      of
                         units     accumulation    units     accumulation    units     accumulation    units     accumulation
Variable Accounts     outstanding      units    outstanding      units    outstanding      units    outstanding      units
--------------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -------------
ANCHOR SERIES TRUST:
 Asset Allocation
 Portfolio (Class 1)             - $          -            - $          -             - $         -            - $           -
 Capital Appreciation
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Government and
 Quality Bond
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Growth Portfolio
 (Class 1)                       -            -            -            -             -           -            -             -
 Natural Resources
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Asset Allocation
 Portfolio (Class 3)             -            -        3,158        10.63             -           -            -             -
 Capital Appreciation
 Portfolio (Class 3)         6,091        45.93       35,369        11.37        13,208       11.28          751         44.75
 Government and
 Quality Bond
 Portfolio (Class 3)             -            -       51,806        12.00        45,651       11.92            -             -
 Growth Portfolio
 (Class 3)                       -            -            -            -         3,443        8.43            -             -
 Natural Resources
 Portfolio (Class 3)             -            -        4,553         9.12         5,665        9.03            -             -

SUNAMERICA SERIES
 TRUST:
 Aggressive Growth
 Portfolio (Class 1)             - $          -            - $          -             - $         -            - $           -
 Alliance Growth
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Balanced Portfolio
 (Class 1)                       -            -            -            -             -           -            -             -
 Blue Chip Growth
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Capital Growth
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Cash Management
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Corporate Bond
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Davis Venture Value
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 "Dogs" of Wall
 Street Portfolio
 (Class 1)                       -            -            -            -             -           -            -             -
 Emerging Markets
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Equity Opportunities
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Fundamental Growth
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Global Bond
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Global Equities
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Growth Opportunities
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Growth-Income
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 High-Yield Bond
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 International
 Diversified Equities
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 International Growth
 and Income
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 MFS Massachusetts
 Investors Trust
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 MFS Total Return
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Mid-Cap Growth
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Real Estate
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Technology Portfolio
 (Class 1)                       -            -            -            -             -           -            -             -
 Telecom Utility
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Total Return Bond
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Aggressive Growth
 Portfolio (Class 3)             -            -        4,875         7.06         3,591        7.08            -             -
 Alliance Growth
 Portfolio (Class 3)         1,754        27.81        3,472         9.10             -           -          189         27.19
 American Funds Asset
 Allocation SAST
 Portfolio (Class 3)             -            -       12,236         9.33         5,979        9.28            -             -
 American Funds
 Global Growth SAST
 Portfolio (Class 3)             -            -      114,124         9.51        45,941        9.45            -             -
 American Funds
 Growth SAST
 Portfolio (Class 3)             -            -       61,123         8.91        35,298        8.87            -             -
 American Funds
 Growth-Income SAST
 Portfolio (Class 3)             -            -       20,412         8.33        21,491        8.29            -             -
 Balanced Portfolio
 (Class 3)                       -            -        3,956        10.10           756       10.00            -             -
 Blue Chip Growth
 Portfolio (Class 3)             -            -       35,161         9.15        10,186        9.10            -             -
 Capital Growth
 Portfolio (Class 3)             -            -            -            -         3,037        8.58            -             -
 Cash Management
 Portfolio (Class 3)             -            -            -         9.77             -           -            -             -
 Corporate Bond
 Portfolio (Class 3)             -            -       62,892        13.80        49,256       13.70            -             -
 Davis Venture Value
 Portfolio (Class 3)             -            -       74,081         8.43        21,265        8.38            -             -
 "Dogs" of Wall
 Street Portfolio
 (Class 3)                       -            -        8,817        10.39         2,447       10.34            -             -
 Emerging Markets
 Portfolio (Class 3)             -            -       12,711         9.63        13,804        9.55            -             -
 Equity Opportunities
 Portfolio (Class 3)             -            -       -                 -            63        8.54            -             -
 Foreign Value
 Portfolio (Class 3)             -            -      151,345         7.90        63,135        7.86            -             -
 Fundamental Growth
 Portfolio (Class 3)             -            -        4,320         8.88         5,164        8.79            -             -
 Global Bond
 Portfolio (Class 3)             -            -       18,173        13.21        33,924       13.15            -             -
 Global Equities
 Portfolio (Class 3)         2,350        16.97        4,851         7.87         3,002        7.83        2,482         16.66
 Growth Opportunities
 Portfolio (Class 3)             -            -       50,991         9.89        14,487        9.84            -             -
 Growth-Income
 Portfolio (Class 3)             -            -       17,916         8.49         9,846        8.49            -             -
 High-Yield Bond
 Portfolio (Class 3)             -            -        8,226        10.62         5,355       10.53            -             -
 International
 Diversified Equities
 Portfolio (Class 3)             -            -        1,078         8.22         6,349        8.14            -             -
 International Growth
 and Income
 Portfolio (Class 3)             -            -       11,751         6.64        28,792        6.60            -             -
 Marsico Focused
 Growth Portfolio
 (Class 3)                       -            -       23,420         9.47        11,282        9.39            -             -
 MFS Massachusetts
 Investors Trust
 Portfolio (Class 3)             -            -       72,108         9.28        22,588        9.19            -             -
 MFS Total Return
 Portfolio (Class 3)             -            -        9,046         9.87         5,257        9.82            -             -
 Mid-Cap Growth
 Portfolio (Class 3)         9,485         9.87       17,152        10.03         6,611        9.99          299          9.75
 Real Estate
 Portfolio (Class 3)             -            -       67,140         7.25        23,826        7.20            -             -
 Small & Mid Cap
 Value Portfolio
 (Class 3)                       -            -       82,333         9.62        46,020        9.58            -             -
 Small Company Value
 Portfolio (Class 3)             -            -       54,914         8.46        16,410        8.43            -             -
 Technology Portfolio
 (Class 3)                     463         2.06        1,285         9.34           508        9.27           54          1.94
 Telecom Utility
 Portfolio (Class 3)             -            -        1,191        11.40         1,654       11.39            -             -
 Total Return Bond
 Portfolio (Class 3)             -            -      134,511        13.20        70,591       13.16            -             -

INVESCO VARIABLE
 INSURANCE FUNDS
 (Series II):
 Invesco Van Kampen
 V.I. Capital Growth
 Fund                            - $          -        2,224 $      10.24         4,588 $     10.22            - $           -
 Invesco Van Kampen
 V.I. Comstock Fund          2,879        10.73       73,692         8.21        21,734        8.16           12         10.54
 Invesco Van Kampen
 V.I. Growth and
 Income Fund                     -            -       90,363         8.53        31,241        8.47             -            -

PRINCIPAL VARIABLE
 CONTRACTS FUND,
 INC. (Class 2):
 Diversified
 International
 Account                    54,207 $       5.36            - $          -             - $         -       12,948 $        5.26
 Equity Income
 Account                    58,424         8.58            -            -             -           -       23,612          8.45
 Government & High
 Quality Bond Account        1,183         7.97            -            -             -           -           53          7.86
 Income Account             17,660         8.99            -            -             -           -       10,112          8.86
 LargeCap Blend
 Account II                  8,701         5.59            -            -             -           -        2,579          5.52
 LargeCap Growth
 Account                     5,075         6.07            -            -             -           -           20          5.99
 MidCap Blend Account       30,564         9.61            -            -             -           -       98,692          9.50
 Money Market Account           11         5.82            -            -             -           -       18,838          5.73
 Principal Capital
 Appreciation Account       14,606        10.94            -            -             -           -       12,366         10.78
 Real Estate
 Securities Account            414        16.43            -            -             -           -          651         16.06
 SAM Balanced
 Portfolio                 272,983         9.71            -            -             -           -      204,488          9.58
 SAM Conservative
 Balanced Portfolio         12,941         7.50            -            -             -           -       19,273          7.40
 SAM Conservative
 Growth Portfolio           50,812         9.36            -            -             -           -       39,507          9.24
 SAM Flexible Income
 Portfolio                  45,439         8.96            -            -             -           -       10,007          8.83
 SAM Strategic Growth
 Portfolio                  21,294         9.64            -            -             -           -        4,514          9.50
 Short-Term Income
 Account                     5,691         7.26            -            -             -           -           15          7.17
 SmallCap Growth
 Account II                  2,126         5.36            -            -             -           -        4,043          5.27

COLUMBIA FUNDS
 VARIABLE INSURANCE
 TRUST I (Class 1):
 Columbia Variable
 Portfolio - High
 Income Fund                     - $          -            - $          -             - $         -            - $           -
 Columbia Variable
 Portfolio - Marsico
 Focused Equities
 Fund                            -            -            -            -             -           -            -             -

AMERICAN FUNDS
 INSURANCE SERIES
 (Class 2):
 Asset Allocation
 Fund                            - $          -            - $          -             - $         -            - $           -
 Global Growth Fund              -            -            -            -             -           -            -             -
 Growth Fund                     -            -            -            -             -           -            -             -
 Growth-Income Fund              -            -            -            -             -           -            -             -

LORD ABBETT SERIES
 FUND, INC.
 (Class VC):
 Growth and Income
 Portfolio                       - $          -       38,855 $       7.67        20,016 $      7.59            - $           -
 Mid Cap Value
 Portfolio                       -            -            -            -             -           -            -             -

MTB GROUP OF FUNDS:
 MTB Managed
 Allocation
 Fund - Moderate
 Growth II                       -            -            -            -             -           -            -             -

FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST
 (Class 2):
 Franklin Income
 Securities Fund                 - $          -       34,784 $       9.84        48,943 $      9.78            - $           -
 Franklin Templeton
 VIP Founding Funds
 Allocation Fund                 -            -        6,330         8.27         1,715        8.24            -             -

SEASONS SERIES TRUST
 (Class 3):
 Allocation Balanced
 Portfolio                       - $          -       41,127 $      10.77        43,792 $     10.69            - $           -
 Allocation Growth
 Portfolio                       -            -          482         9.48         7,425        9.41            -             -
 Allocation Moderate
 Portfolio                       -            -       97,970        10.40        55,741       10.33            -             -
 Allocation Moderate
 Growth Portfolio                -            -       20,405         9.92        95,999        9.85            -             -
 Real Return
 Portfolio                       -            -       71,408        11.82        24,234       11.74            -             -

-------
(1)  Offered in FSA Polaris, FSA Polaris II, FSA Advisor, and FSA Polaris
     Choice.

(2)  Offered in FSA Polaris Choice III.

(3)  Offered in FSA Diversify Strategies III.

(4)  Offered in FSA Polaris Preferred Solution, FSA Polaris Platinum III,

     FSA  Polaris Advantage II, and FSA Polaris Retirement Protector.

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                        Contracts With Total      Contracts With Total      Contracts With Total      Contracts With Total
                          Expenses of 1.72          Expenses of 1.77          Expenses of 1.80          Expenses of 1.90
                      ------------------------- ------------------------- ------------------------- --------------------------
                                       Unit
                                       Value                  Unit value                Unit value                Unit value
                      Accumulation      of      Accumulation      of      Accumulation      of      Accumulation      of
                         units     accumulation    units     accumulation    units     accumulation    units     accumulation
Variable Accounts     outstanding      units    outstanding      units    outstanding      units    outstanding      units
--------------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -------------
ANCHOR SERIES TRUST:
 Asset Allocation
 Portfolio (Class 1)             - $          -            - $          -             - $         -            - $           -
 Capital Appreciation
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Government and
 Quality Bond
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Growth Portfolio
 (Class 1)                       -            -            -            -             -           -            -             -
 Natural Resources
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Asset Allocation
 Portfolio (Class 3)         3,509        24.62          227        24.72             -           -        9,988         10.42
 Capital Appreciation
 Portfolio (Class 3)        18,779        44.33       33,299        44.10           260       11.23       21,683         11.13
 Government and
 Quality Bond
 Portfolio (Class 3)        70,907        20.07      189,821        19.96           324       11.85       68,842         11.81
 Growth Portfolio
 (Class 3)                  11,263        26.07       19,034        25.93             -           -       13,142          8.35
 Natural Resources
 Portfolio (Class 3)        21,025        40.98       49,701        40.85             -           -       17,141          8.93

SUNAMERICA SERIES
 TRUST:
 Aggressive Growth
 Portfolio (Class 1)             - $          -            - $          -             - $         -            - $           -
 Alliance Growth
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Balanced Portfolio
 (Class 1)                       -            -            -            -             -           -            -             -
 Blue Chip Growth
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Capital Growth
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Cash Management
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Corporate Bond
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Davis Venture Value
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 "Dogs" of Wall
 Street Portfolio
 (Class 1)                       -            -            -            -             -           -            -             -
 Emerging Markets
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Equity Opportunities
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Fundamental Growth
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Global Bond
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Global Equities
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Growth Opportunities
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Growth-Income
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 High-Yield Bond
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 International
 Diversified Equities
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 International Growth
 and Income Portfolio
 (Class 1)                       -            -            -            -             -           -            -             -
 MFS Massachusetts
 Investors Trust
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 MFS Total Return
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Mid-Cap Growth
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Real Estate
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Technology Portfolio
 (Class 1)                       -            -            -            -             -           -            -             -
 Telecom Utility
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Total Return Bond
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Aggressive Growth
 Portfolio (Class 3)        15,819        10.72        4,367        10.69             -           -        7,453          7.01
 Alliance Growth
 Portfolio (Class 3)        24,310        27.30        7,408        27.16             -           -        7,602          8.92
 American Funds Asset
 Allocation SAST
 Portfolio (Class 3)             -            -       70,059         9.25             -           -        6,671          9.18
 American Funds
 Global Growth SAST
 Portfolio (Class 3)             -            -      357,536         9.34           934        9.39       81,555          9.35
 American Funds
 Growth SAST
 Portfolio (Class 3)             -            -      243,300         8.86           280        8.80       80,980          8.78
 American Funds
 Growth-Income SAST
 Portfolio (Class 3)             -            -      222,766         8.09           119        8.22       43,984          8.20
 Balanced Portfolio
 (Class 3)                     994        15.09        4,418        15.03             -           -        5,316          9.90
 Blue Chip Growth
 Portfolio (Class 3)        17,057         5.30       92,352         5.28           216        9.02       10,979          8.98
 Capital Growth
 Portfolio (Class 3)        18,068         6.38       65,036         6.41             -           -       15,360          8.49
 Cash Management
 Portfolio (Class 3)        27,021        12.59       10,268        12.51             -           -       76,153          9.60
 Corporate Bond
 Portfolio (Class 3)        42,202        23.46      154,074        23.29           425       13.62       60,070         13.56
 Davis Venture Value
 Portfolio (Class 3)        56,255        29.35       67,579        29.19           469        8.32       53,906          8.30
 "Dogs" of Wall
 Street Portfolio
 (Class 3)                   4,278        11.94       11,415        11.90             -           -       11,977         10.23
 Emerging Markets
 Portfolio (Class 3)        54,192        15.14      101,530        15.09           109        9.50       27,609          9.45
 Equity Opportunities
 Portfolio (Class 3)         3,505        15.86          483        15.79             -           -          898          8.45
 Foreign Value
 Portfolio (Class 3)        72,302        13.75      232,264        13.68         1,191        7.80       97,245          7.78
 Fundamental Growth
 Portfolio (Class 3)         5,995        14.74       51,870        14.69             -           -       26,731          8.71
 Global Bond
 Portfolio (Class 3)         7,428        22.82       51,604        22.68            70       13.04       11,632         13.01
 Global Equities
 Portfolio (Class 3)        11,021        16.54       16,503        16.39             -           -       10,714          7.73
 Growth Opportunities
 Portfolio (Class 3)        41,468         5.00      265,727         4.99           405        9.77       38,987          9.72
 Growth-Income
 Portfolio (Class 3)           593        24.50          725        24.39             -        8.20       12,256          8.39
 High-Yield Bond
 Portfolio (Class 3)         6,454        20.75       17,766        20.65             -           -        4,650         10.39
 International
 Diversified Equities
 Portfolio (Class 3)        55,871        10.60       82,906        10.54             -           -       24,183          8.07
 International Growth
 and Income Portfolio
 (Class 3)                  39,953        10.97      161,477        10.92             -           -       65,068          6.53
 Marsico Focused
 Growth Portfolio
 (Class 3)                       -            -       53,669        10.00           160        9.34       12,608          9.28
 MFS Massachusetts
 Investors Trust
 Portfolio (Class 3)         4,699        19.61       95,883        19.51           591        9.12       50,308          9.08
 MFS Total Return
 Portfolio (Class 3)        23,104        25.23       12,229        25.11             -           -       15,398          9.70
 Mid-Cap Growth
 Portfolio (Class 3)        80,853         9.68       49,107         9.63           151        9.85       11,665          9.90
 Real Estate
 Portfolio (Class 3)        39,327        19.94       99,774        19.86           481        7.16       76,863          7.12
 Small & Mid Cap
 Value Portfolio
 (Class 3)                  92,383        15.76      229,589        15.68           615        9.50       87,952          9.47
 Small Company Value
 Portfolio (Class 3)        26,276         7.71      201,776         7.68           474        8.35       48,721          8.34
 Technology Portfolio
 (Class 3)                  85,956         2.03       60,260         2.02             -           -            -             -
 Telecom Utility
 Portfolio (Class 3)             -            -        4,313        15.17             -           -        1,375         11.23
 Total Return Bond
 Portfolio (Class 3)             -            -      186,722        26.44           741       13.00      107,067         13.02

INVESCO VARIABLE
 INSURANCE FUNDS
 (Series II):
 Invesco Van Kampen
 V.I. Capital Growth
 Fund                       23,694 $       9.30       21,153 $       9.14             - $         -        2,287 $       10.11
 Invesco Van Kampen
 V.I. Comstock Fund         24,721        10.62      178,686        10.47           665        8.10       50,936          8.08
 Invesco Van Kampen
 V.I. Growth and
 Income Fund                53,590        11.84      286,008        11.83           755        8.43       88,590          8.39

PRINCIPAL VARIABLE
 CONTRACTS FUND, INC.
 (Class 2):
 Diversified
 International
 Account                         - $          -            - $          -             - $         -            - $           -
 Equity Income
 Account                         -            -            -            -             -           -            -             -
 Government & High
 Quality Bond Account            -            -            -            -             -           -            -             -
 Income Account                  -            -            -            -             -           -            -             -
 LargeCap Blend
 Account II                      -            -            -            -             -           -            -             -
 LargeCap Growth
 Account                         -            -            -            -             -           -            -             -
 MidCap Blend Account            -            -            -            -             -           -            -             -
 Money Market Account            -            -            -            -             -           -            -             -
 Principal Capital
 Appreciation Account            -            -            -            -             -           -            -             -
 Real Estate
 Securities Account              -            -            -            -             -           -            -             -
 SAM Balanced
 Portfolio                       -            -      308,610         9.49             -           -            -             -
 SAM Conservative
 Balanced Portfolio              -            -        2,809        10.35             -           -            -             -
 SAM Conservative
 Growth Portfolio                -            -            -            -             -           -            -             -
 SAM Flexible Income
 Portfolio                       -            -       16,382        10.94             -           -            -             -
 SAM Strategic Growth
 Portfolio                       -            -            -            -             -           -            -             -
 Short-Term Income
 Account                         -            -            -            -             -           -            -             -
 SmallCap Growth
 Account II                      -            -            -            -             -           -            -             -

COLUMBIA FUNDS
 VARIABLE INSURANCE
 TRUST I (Class 1):
 Columbia Variable
 Portfolio - High
 Income Fund                 4,303 $      17.91        1,644 $      17.84             - $         -            - $           -
 Columbia Variable
 Portfolio - Marsico
 Focused Equities
 Fund                       17,222         9.84        3,333         9.72             -           -            -             -

AMERICAN FUNDS
 INSURANCE SERIES
 (Class 2):
 Asset Allocation
 Fund                            - $          -            - $          -             - $         -            - $           -
 Global Growth Fund         53,800        19.04            -            -             -           -            -             -
 Growth Fund                82,118        16.96            -            -             -           -            -             -
 Growth-Income Fund         86,152        14.16            -            -             -           -            -             -

LORD ABBETT SERIES
 FUND, INC.
 (Class VC):
 Growth and Income
 Portfolio                  31,276 $       9.77      179,997 $       9.74           325 $      7.59       56,592 $        7.53
 Mid Cap Value
 Portfolio                       -            -            -            -             -           -            -             -

MTB GROUP OF FUNDS:
 MTB Managed
 Allocation
 Fund - Moderate
 Growth II                       -            -            -            -             -           -            -             -

FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST
 (Class 2):
 Franklin Income
 Securities Fund                 - $          -       72,815 $       9.73             - $         -       28,747 $        9.65
 Franklin Templeton
 VIP Founding Funds
 Allocation Fund                 -            -       58,859         8.19             -           -       48,078          8.14

SEASONS SERIES TRUST
 (Class 3):
 Allocation Balanced
 Portfolio                       - $          -       22,143 $      10.74             - $         -        6,638 $       10.63
 Allocation Growth
 Portfolio                       -            -        4,575         9.45             -           -        2,441          9.34
 Allocation Moderate
 Portfolio                       -            -        3,189        10.36         4,485       10.22       14,024         10.26
 Allocation Moderate
 Growth Portfolio                -            -       29,895         9.89         5,291        9.75        5,348          9.79
 Real Return
 Portfolio                       -            -      111,183        11.78           533       11.63       35,835         11.74

-------
(1)  Offered in FSA Polaris, FSA Polaris II, FSA Advisor, and FSA Polaris
     Choice.

(2)  Offered in FSA Polaris Choice III.

(3)  Offered in FSA Diversify Strategies III.

(4)  Offered in FSA Polaris Preferred Solution, FSA Polaris Platinum III,

     FSA  Polaris Advantage II, and FSA Polaris Retirement Protector.

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30,2011
                                  (Unaudited)

                                                                           Net Asset Value   Net Asset
Variable Accounts                                                 Shares      Per Share        Value       Cost
--------------------------------------------------------------   --------- ---------------- ----------- -----------
ANCHOR SERIES TRUST:
 Asset Allocation Portfolio (Class 1)                              326,312 $          12.12 $ 3,954,850 $ 4,419,166
 Capital Appreciation Portfolio (Class 1)                          257,750            32.66   8,419,139   9,042,664
 Government and Quality Bond Portfolio (Class 1)                   398,505            15.43   6,149,171   5,972,195
 Growth Portfolio (Class 1)                                        220,776            16.89   3,728,486   5,020,554
 Natural Resources Portfolio (Class 1)                             137,506            22.41   3,081,333   5,419,565
 Asset Allocation Portfolio (Class 3)                              230,966            12.07   2,788,250   3,043,987
 Capital Appreciation Portfolio (Class 3)                          523,410            31.98  16,740,581  17,704,823
 Government and Quality Bond Portfolio (Class 3)                 1,894,730            15.39  29,165,920  28,589,328
 Growth Portfolio (Class 3)                                        344,901            16.86   5,815,703   7,591,627
 Natural Resources Portfolio (Class 3)                             287,750            22.24   6,398,335  10,148,025

SUNAMERICA SERIES TRUST:
 Aggressive Growth Portfolio (Class 1)                             182,176 $           8.46 $ 1,541,474 $ 2,211,781
 Alliance Growth Portfolio (Class 1)                               399,129            20.12   8,030,798   9,896,456
 Balanced Portfolio (Class 1)                                      211,810            13.71   2,904,939   2,995,474
 Blue Chip Growth Portfolio (Class 1)                               85,314             6.40     546,131     545,820
 Capital Growth Portfolio (Class 1)                                 47,651             7.73     368,489     350,458
 Cash Management Portfolio (Class 1)                               420,687            10.65   4,479,912   4,518,555
 Corporate Bond Portfolio (Class 1)                                295,441            13.93   4,116,821   3,548,834
 Davis Venture Value Portfolio (Class 1)                           716,702            20.00  14,333,269  15,592,520
 "Dogs" of Wall Street Portfolio (Class 1)                         136,282             7.84   1,068,746     918,627
 Emerging Markets Portfolio (Class 1)                              362,023             6.48   2,345,140   2,147,934
 Equity Opportunities Portfolio (Class 1)                          192,764            10.40   2,003,798   2,000,931
 Fundamental Growth Portfolio (Class 1)                            155,022            14.21   2,203,318   3,054,152
 Global Bond Portfolio (Class 1)                                   172,116            12.97   2,231,764   2,127,801
 Global Equities Portfolio (Class 1)                               142,042            11.62   1,649,821   2,115,994
 Growth Opportunities Portfolio (Class 1)                           57,779             6.16     355,669     335,847
 Growth-Income Portfolio (Class 1)                                 326,225            18.91   6,168,382   6,966,806
 High-Yield Bond Portfolio (Class 1)                               626,847             5.57   3,491,061   3,198,548
 International Diversified Equities Portfolio (Class 1)            333,178             7.57   2,522,280   3,367,745
 International Growth and Income Portfolio (Class 1)               287,218             7.49   2,152,508   3,277,160
 MFS Massachusetts Investors Trust Portfolio (Class 1)             200,066            12.43   2,486,067   2,454,814
 MFS Total Return Portfolio (Class 1)                              411,139            13.90   5,713,136   6,159,795
 Mid-Cap Growth Portfolio (Class 1)                                193,294             9.55   1,845,773   1,966,208
 Real Estate Portfolio (Class 1)                                   145,105            11.15   1,617,539   1,800,963
 Technology Portfolio (Class 1)                                     94,710             2.51     238,147     233,006
 Telecom Utility Portfolio (Class 1)                                87,678            10.47     917,781     945,736
 Total Return Bond Portfolio (Class 1)                             243,992             9.13   2,227,689   1,990,155
 Aggressive Growth Portfolio (Class 3)                             173,372             8.35   1,447,051   1,772,164
 Alliance Growth Portfolio (Class 3)                               310,981            19.95   6,203,178   6,393,325
 American Funds Asset Allocation SAST Portfolio (Class 3)          329,230             9.22   3,036,769   3,139,842
 American Funds Global Growth SAST Portfolio (Class 3)           1,418,776             9.29  13,185,463  14,311,665
 American Funds Growth SAST Portfolio (Class 3)                  1,073,177             8.56   9,189,858   9,588,243
 American Funds Growth-Income SAST Portfolio (Class 3)           1,005,578             8.15   8,196,643   8,879,838
 Balanced Portfolio (Class 3)                                       94,160            13.66   1,286,083   1,260,342
 Blue Chip Growth Portfolio (Class 3)                              458,282             6.37   2,920,698   3,194,100
 Capital Growth Portfolio (Class 3)                                304,453             7.59   2,311,873   2,500,582
 Cash Management Portfolio (Class 3)                               730,490            10.57   7,719,297   7,916,382
 Corporate Bond Portfolio (Class 3)                              1,784,976            13.85  24,719,214  22,324,705
 Davis Venture Value Portfolio (Class 3)                         1,014,531            19.90  20,186,840  23,873,060
 "Dogs" of Wall Street Portfolio (Class 3)                         178,169             7.80   1,390,238   1,428,240
 Emerging Markets Portfolio (Class 3)                            1,116,187             6.38   7,122,488   7,276,553
 Equity Opportunities Portfolio (Class 3)                          103,190            10.35   1,067,972   1,243,125
 Foreign Value Portfolio (Class 3)                               1,749,618            11.63  20,347,607  24,741,867
 Fundamental Growth Portfolio (Class 3)                            272,165            13.97   3,802,971   4,117,867
 Global Bond Portfolio (Class 3)                                   587,747            12.82   7,532,428   7,194,818
 Global Equities Portfolio (Class 3)                               151,764            11.52   1,748,917   2,103,851
 Growth Opportunities Portfolio (Class 3)                        1,071,571             6.01   6,434,868   6,571,957
 Growth-Income Portfolio (Class 3)                                  57,099            18.85   1,076,101   1,188,132
 High-Yield Bond Portfolio (Class 3)                               712,138             5.54   3,942,391   3,843,452
 International Diversified Equities Portfolio (Class 3)          1,199,261             7.50   8,998,527  11,012,331
 International Growth and Income Portfolio (Class 3)             1,373,558             7.48  10,273,148  12,625,967
 Marsico Focused Growth Portfolio (Class 3)                        351,363             8.06   2,832,917   3,134,150
 MFS Massachusetts Investors Trust Portfolio (Class 3)             732,890            12.38   9,070,857   9,204,509
 MFS Total Return Portfolio (Class 3)                              611,194            13.84   8,456,462   9,306,556
 Mid-Cap Growth Portfolio (Class 3)                                518,994             9.34   4,845,241   4,961,424
 Real Estate Portfolio (Class 3)                                   944,306            11.06  10,442,438   9,739,114
 Small & Mid Cap Value Portfolio (Class 3)                       1,373,298            13.82  18,982,569  20,002,419
 Small Company Value Portfolio (Class 3)                           545,864            13.72   7,486,569   7,811,468
 Technology Portfolio (Class 3)                                    475,585             2.46   1,168,595   1,082,713
 Telecom Utility Portfolio (Class 3)                                58,684            10.42     611,627     559,908
 Total Return Bond Portfolio (Class 3)                           2,698,700             9.05  24,411,632  23,351,081

INVESCO VARIABLE INSURANCE FUNDS (Series II):
 Invesco Van Kampen V.I. Capital Growth Fund                        31,265 $          29.39 $   918,890 $   935,324
 Invesco Van Kampen V.I. Comstock Fund                           1,027,743            10.07  10,349,371  10,953,090
 Invesco Van Kampen V.I. Growth and Income Fund                  1,287,640            15.84  20,396,211  22,351,282

PRINCIPAL VARIABLE CONTRACTS FUND, INC. (Class 2):
 Diversified International Account                                  33,721 $          10.63 $   358,457 $   659,166
 Equity Income Account                                              51,069            13.72     700,664     893,512
 Government & High Quality Bond Account                                909            10.82       9,832       9,622
 Income Account                                                     23,813            10.43     248,374     241,292
 LargeCap Blend Account II                                          10,202             6.17      62,946      77,724
 LargeCap Growth Account                                             2,326            13.31      30,961      37,255
 MidCap Blend Account                                               34,520            35.66   1,230,971   1,516,896
 Money Market Account                                              107,942             1.00     107,942     107,942
 Principal Capital Appreciation Account                             15,460            18.96     293,122     350,535
 Real Estate Securities Account                                      1,383            12.47      17,250      22,065
 SAM Balanced Portfolio                                            583,331            13.64   7,956,629   9,047,162
 SAM Conservative Balanced Portfolio                                24,929            10.78     268,730     278,344
 SAM Conservative Growth Portfolio                                  61,937            13.57     840,487   1,006,692
 SAM Flexible Income Portfolio                                      57,022            11.83     674,567     691,950
 SAM Strategic Growth Portfolio                                     17,034            14.57     248,190     331,652
 Short-Term Income Account                                          16,453             2.52      41,462      40,673
 SmallCap Growth Account II                                          3,536             9.25      32,707      35,974

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I (Class 1):
 Columbia Variable Portfolio - High Income Fund                     22,513 $          9 .32 $   209,825 $   212,851
 Columbia Variable Portfolio - Marsico Focused Equities Fund        32,896            14.95     491,793     581,266

AMERICAN FUNDS INSURANCE SERIES (Class 2):
 Asset Allocation Fund                                             116,159 $          14.99 $ 1,741,230 $ 1,887,817
 Global Growth Fund                                                458,812            18.25   8,373,315   9,625,919
 Growth Fund                                                       180,939            47.82   8,652,522  10,127,347
 Growth-Income Fund                                                336,208            30.39  10,217,363  12,393,863

LORD ABBETT SERIES FUND, INC. (Class VC):
 Growth and Income Portfolio                                       525,117 $          20.20 $10,607,368 $12,398,717
 Mid Cap Value Portfolio                                            11,643            13.88     161,604     153,603

 MTB GROUP OF FUNDS:
 MTB Managed Allocation Fund - Moderate Growth II                   11,601 $           8.53 $ 98,959.00 $ 98,265.00

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
 Franklin Income Securities Fund                                   375,182 $          13.31 $ 4,993,670 $ 5,252,497
 Franklin Templeton VIP Founding Funds Allocation Fund             436,773             6.99   3,053,040   3,061,058

SEASONS SERIES TRUST (Class 3):
 Allocation Balanced Portfolio                                     354,489 $          10.06 $ 3,566,656 $ 3,740,869
 Allocation Growth Portfolio                                       144,229             8.24   1,189,032   1,371,888
 Allocation Moderate Portfolio                                     574,971             9.56   5,499,452   6,044,181
 Allocation Moderate Growth Portfolio                              365,471             9.46   3,456,424   3,866,535
 Real Return Portfolio                                             614,671            10.03   6,162,600   6,010,339

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)



                                                                                 Government
                                                                                    and
                                                 Asset           Capital          Quality                         Natural
                                               Allocation      Appreciation         Bond           Growth        Resources
                                               Portfolio        Portfolio        Portfolio       Portfolio       Portfolio
                                               (Class 1)        (Class 1)        (Class 1)       (Class 1)       (Class 1)
                                              ------------------------------------------------------------------------------
Investment income:
 Dividends                                    $   116,924     $           -     $   190,758     $    33,748     $    27,986
                                              ------------------------------------------------------------------------------
Expenses:
 Charges for distribution, mortality
  and expense risk                                (51,041)         (122,841)        (72,022)        (56,076)        (50,570)
                                              ------------------------------------------------------------------------------
Net investment income (loss)                       65,883          (122,841)        118,736         (22,328)        (22,584)
                                              ------------------------------------------------------------------------------
Net realized gains (losses) from sale
 of securities                                    (28,894)          223,856          17,028        (268,016)        221,925
Realized gain distributions                             -                 -          26,759               -         995,332
                                              ------------------------------------------------------------------------------
Net realized gains (losses)                       (28,894)          223,856          43,787        (268,016)      1,217,257
                                              ------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
 of investments:
  Beginning of Period                            (142,012)          566,943          46,801        (732,154)         38,363
  End of Period                                  (464,316)         (623,525)        176,976      (1,292,068)     (2,338,232)
                                              ------------------------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments                   (322,304)       (1,190,468)        130,175        (559,914)     (2,376,595)
                                              ------------------------------------------------------------------------------
Increase (decrease) in net assets
 from operations                              $  (285,315)    $  (1,089,453)    $   292,698     $  (850,258)    $(1,181,922)
                                              ==============================================================================

                                                                                 Government
                                                                                    and
                                                 Asset           Capital          Quality                         Natural
                                               Allocation      Appreciation         Bond           Growth        Resources
                                               Portfolio        Portfolio        Portfolio       Portfolio       Portfolio
                                               (Class 3)        (Class 3)        (Class 3)       (Class 3)       (Class 3)
                                              -----------------------------------------------------------------------------
Investment income:
 Dividends                                    $    75,916     $           -      $   906,565     $    32,333     $    36,620
                                              -----------------------------------------------------------------------------
Expenses:
 Charges for distribution, mortality
  and expense risk                                (34,380)         (219,543)       (355,333)        (84,048)       (103,642)
                                              -----------------------------------------------------------------------------
Net investment income (loss)                       41,536          (219,543)        551,232         (51,715)        (67,022)
                                              -----------------------------------------------------------------------------
Net realized gains (losses) from sale
 of securities                                    (12,950)           98,708         169,071        (200,923)       (407,572)
Realized gain distributions                             -                 -         137,715               -       2,016,224
                                              -----------------------------------------------------------------------------
Net realized gains (losses)                       (12,950)           98,708         306,786        (200,923)      1,608,652
                                              -----------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
 of investments:
  Beginning of Period                              (3,989)        1,188,697          15,020        (702,151)        172,614
  End of Period                                  (255,737)         (964,242)        576,592      (1,775,924)     (3,749,690)
                                              -----------------------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments                   (251,748)       (2,152,939)        561,572      (1,073,773)     (3,922,304)
                                              -----------------------------------------------------------------------------
Increase (decrease) in net assets
 from operations                              $  (223,162)    $  (2,273,774)    $ 1,419,590     $(1,326,411)    $(2,380,674)
                                              =============================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                                                                                    Blue
                                                Aggressive        Alliance                          Chip           Capital
                                                  Growth           Growth         Balanced         Growth          Growth
                                                Portfolio        Portfolio        Portfolio       Portfolio       Portfolio
                                                (Class 1)        (Class 1)        (Class 1)       (Class 1)       (Class 1)
                                               -----------------------------------------------------------------------------
Investment income:
 Dividends                                     $         -      $         -      $        -      $        -      $        -
                                               -----------------------------------------------------------------------------
Expenses:
 Charges for distribution, mortality
  and expense risk                                 (22,139)        (116,090)        (39,690)         (8,474)         (5,112)
                                               -----------------------------------------------------------------------------
Net investment income (loss)                       (22,139)        (116,090)        (39,690)         (8,474)         (5,112)
                                               -----------------------------------------------------------------------------
Net realized gains (losses) from sale
 of securities                                     (57,337)        (185,109)        (28,870)         (6,392)         (6,218)
Realized gain distributions                              -                -               -               -               `
                                               -----------------------------------------------------------------------------
Net realized gains (losses)                        (57,337)        (185,109)        (28,870)         (6,392)         (6,218)
                                               -----------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
 of investments:
 Beginning of Period                              (469,356)        (969,124)          9,011          65,292          54,688
 End of Period                                    (670,307)      (1,865,658)        (90,535)            311          18,031
                                               -----------------------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments                    (200,951)        (896,534)        (99,546)        (64,981)        (36,657)
                                               -----------------------------------------------------------------------------
Increase (decrease) in net assets
 from operations                               $  (280,427)     $(1,197,733)     $ (168,106)     $  (79,847)     $  (47,987)
                                               =============================================================================

                                                                                   Davis           "Dogs"
                                                   Cash          Corporate        Venture          of Wall        Emerging
                                                Management         Bond            Value           Street          Markets
                                                Portfolio        Portfolio       Portfolio        Portfolio       Portfolio
                                                (Class 1)        (Class 1)       (Class 1)        (Class 1)       (Class 1)
                                               -----------------------------------------------------------------------------
Investment income:
 Dividends                                     $         -      $        -      $         -      $        -      $        -
                                               -----------------------------------------------------------------------------
Expenses:
 Charges for distribution, mortality
  and expense risk                                 (48,622)        (51,705)        (206,529)        (13,109)        (41,314)
                                               -----------------------------------------------------------------------------
Net investment income (loss)                       (48,622)        (51,705)        (206,529)        (13,109)        (41,314)
                                               -----------------------------------------------------------------------------
Net realized gains (losses) from sale
 of securities                                     (40,266)        185,882          220,442        (119,496)       (163,148)
Realized gain distributions                              -               -                -               -               -
                                               -----------------------------------------------------------------------------
Net realized gains (losses)                        (40,266)        185,882          220,442        (119,496)       (163,148)
                                               -----------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
 of investments:
 Beginning of Period                               (70,187)        585,215        1,214,694          17,067       1,141,498
 End of Period                                     (38,643)        567,987       (1,259,251)        150,119         197,206
                                               -----------------------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments                      31,544         (17,228)      (2,473,945)        133,052        (944,292)
                                               -----------------------------------------------------------------------------
Increase (decrease) in net assets
 from operations                               $   (57,344)     $  116,949      $(2,460,032)     $      447      $(1,148,754)
                                               =============================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                                  Equity          Fundamental       Global         Global           Growth
                                               Opportunities        Growth           Bond         Equities       Opportunities
                                                 Portfolio         Portfolio       Portfolio      Portfolio        Portfolio
                                                 (Class 1)         (Class 1)       (Class 1)      (Class 1)        (Class 1)
                                              ---------------------------------------------------------------------------------
Investment income:
  Dividends                                   $            -     $          -     $        -     $        -     $            -
                                              ---------------------------------------------------------------------------------
Expenses:
 Charges for distribution, mortality
   and expense risk                                  (28,464)         (31,846)       (27,044)       (25,940)            (5,746)
                                              ---------------------------------------------------------------------------------
Net investment income (loss)                         (28,464)         (31,846)       (27,044)       (25,940)            (5,746)
                                              ---------------------------------------------------------------------------------
Net realized gains (losses) from sale
  of securities                                     (190,491)         (79,329)        (1,215)       (18,494)             6,411
Realized gain distributions                                -                -              -              -                  -
                                              ---------------------------------------------------------------------------------
Net realized gains (losses)                         (190,491)         (79,329)        (1,215)       (18,494)             6,411
                                              ---------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of Period                                 43,921         (583,843)       (32,202)      (127,411)            92,696
  End of Period                                        2,867         (850,834)       103,963       (466,173)            19,822
                                              ---------------------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments                      (41,054)        (266,991)       136,165       (338,762)           (72,874)
                                              ---------------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                             $     (260,009)    $   (378,166)    $  107,906     $ (383,196)    $      (72,209)
                                              =================================================================================

                                                                                                 International           MFS
                                                                              International         Growth          Massachusetts
                                                Growth        High-Yield       Diversified            and             Investors
                                                -Income          Bond           Equities            Income              Trust
                                               Portfolio      Portfolio         Portfolio          Portfolio          Portfolio
                                               (Class 1)      (Class 1)         (Class 1)          (Class 1)          (Class 1)
                                               ----------------------------------------------------------------------------------
Investment income:
  Dividends                                    $       -     $         -     $            -     $            -     $            -
                                               ----------------------------------------------------------------------------------
Expenses:
  Charges for distribution, mortality
   and expense risk                              (84,104)        (52,974)           (35,844)           (32,434)           (36,010)
                                               ----------------------------------------------------------------------------------
Net investment income (loss)                     (84,104)        (52,974)           (35,844)           (32,434)           (36,010)
                                               ----------------------------------------------------------------------------------
Net realized gains (losses) from sale
  of securities                                 (197,107)        335,558              4,671           (353,013)           108,989
Realized gain distributions                            -               -                  -                  -                  -
                                               ----------------------------------------------------------------------------------
Net realized gains (losses)                     (197,107)        335,558              4,671           (353,013)           108,989
                                               ----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of Period                           (780,803)        617,105           (332,078)        (1,003,406)           436,768
  End of Period                                 (798,424)        292,513           (845,465)        (1,124,652)            31,253
                                               ----------------------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments                  (17,621)       (324,592)          (513,387)          (121,246)          (405,515)
                                               ----------------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                              $ (298,832)   $   (42,008)    $     (544,560)    $     (506,693)    $     (332,536)
                                               ==================================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                                  MFS
                                                 Total         Mid-Cap         Real                          Telecom
                                                Return         Growth         Estate        Technology       Utility
                                               Portfolio      Portfolio      Portfolio      Portfolio       Portfolio
                                               (Class 1)      (Class 1)      (Class 1)      (Class 1)       (Class 1)
                                              ------------------------------------------------------------------------
Investment income:
  Dividends                                   $        -     $        -     $        -     $         -     $        -
                                              ------------------------------------------------------------------------
Expenses:
  Charges for distribution, mortality
   and expense risk                              (77,993)       (28,749)       (22,472)         (3,337)       (11,782)
                                              ------------------------------------------------------------------------
Net investment income (loss)                     (77,993)       (28,749)       (22,472)         (3,337)       (11,782)
                                              ------------------------------------------------------------------------
Net realized gains (losses) from sale
  of securities                                  (50,365)        53,283       (328,440)         (2,546)         3,172
Realized gain distributions                            -              -              -               -              -
                                              ------------------------------------------------------------------------
Net realized gains (losses)                      (50,365)        53,283       (328,440)         (2,546)         3,172
                                              ------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of Period                           (246,817)       249,671       (439,543)         37,222         (7,924)
  End of Period                                 (446,659)      (120,435)      (183,424)          5,141        (27,955)
                                              ------------------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments                  (199,842)      (370,106)       256,119         (32,081)       (20,031)
                                              ------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                             $ (328,200)    $ (345,572)    $  (94,793)    $   (37,964)    $  (28,641)
                                              ========================================================================

                                                                                              American        American
                                                                                               Funds           Funds
                                                 Total                                         Asset           Global
                                                Return        Aggressive      Alliance       Allocation        Growth
                                                 Bond           Growth         Growth           SAST            SAST
                                               Portfolio      Portfolio       Portfolio      Portfolio       Portfolio
                                               (Class 1)      (Class 3)       (Class 3)      (Class 3)       (Class 3)
                                              --------------------------------------------------------------------------
Investment income:
  Dividends                                   $        -     $         -     $        -     $    36,258     $   115,323
                                              --------------------------------------------------------------------------
Expenses:
  Charges for distribution, mortality
   and expense risk                              (26,374)        (17,181)       (86,710)        (33,396)       (148,565)
                                              --------------------------------------------------------------------------
Net investment income (loss)                     (26,374)        (17,181)       (86,710)          2,862         (33,242)
                                              --------------------------------------------------------------------------
Net realized gains (losses) from sale
  of securities                                   98,241         (55,868)       134,562          (6,335)          9,507
Realized gain distributions                            -               -              -               -               -
                                              --------------------------------------------------------------------------
Net realized gains (losses)                       98,241         (55,868)       134,562          (6,335)          9,507
                                              --------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of Period                            229,746        (119,037)       787,760         170,026       1,212,448
  End of Period                                  237,534        (325,113)      (190,147)       (103,073)     (1,126,202)
                                              --------------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments                    7,788        (206,076)      (977,907)       (273,099)     (2,338,650)
                                              --------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                             $   79,655     $  (279,125)    $ (930,055)    $  (276,572)    $(2,362,385)
                                              ==========================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                                American         American
                                                 Funds             Funds
                                                 Growth        Growth-Income                     Blue Chip       Capital
                                                  SAST             SAST           Balanced        Growth         Growth
                                               Portfolio         Portfolio        Portfolio      Portfolio      Portfolio
                                               (Class 3)         (Class 3)        (Class 3)      (Class 3)      (Class 3)
                                              ----------------------------------------------------------------------------
Investment income:
  Dividends                                   $    34,609     $       90,351     $        -     $        -     $        -
                                              ----------------------------------------------------------------------------
Expenses:
   Charges for distribution, mortality
     and expense risk                            (114,319)          (106,104)       (13,047)       (32,631)       (33,080)
                                              ----------------------------------------------------------------------------
Net investment income (loss)                      (79,710)           (15,753)       (13,047)       (32,631)       (33,080)
                                              ----------------------------------------------------------------------------
Net realized gains (losses) from sale
  of securities                                   (59,296)           (87,566)         8,519         34,650        (45,155)
Realized gain distributions                             -                  -              -              -              -
                                              ----------------------------------------------------------------------------
Net realized gains (losses)                       (59,296)           (87,566)         8,519         34,650        (45,155)
                                              ----------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of Period                             824,764            348,136         90,871        176,604         29,190
  End of Period                                  (398,385)          (683,195)        25,741       (273,402)      (188,709)
                                              ----------------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments                (1,223,149)        (1,031,331)       (65,130)      (450,006)      (217,899)
                                              ----------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                             $(1,362,155)    $   (1,134,650)    $  (69,658)    $ (447,987)    $ (296,134)
                                              ============================================================================

                                                                                Davis          "Dogs"
                                                  Cash         Corporate       Venture         of Wall        Emerging
                                               Management        Bond           Value          Street         Markets
                                               Portfolio       Portfolio      Portfolio       Portfolio      Portfolio
                                               (Class 3)       (Class 3)      (Class 3)       (Class 3)      (Class 3)
                                              --------------------------------------------------------------------------
Investment income:
  Dividends                                   $         -     $        -     $         -     $        -     $         -
                                              --------------------------------------------------------------------------
Expenses:
   Charges for distribution, mortality
     and expense risk                             (90,619)      (291,718)       (266,698)       (15,166)       (105,299)
                                              --------------------------------------------------------------------------
Net investment income (loss)                      (90,619)      (291,718)       (266,698)       (15,166)       (105,299)
                                              --------------------------------------------------------------------------
Net realized gains (losses) from sale
  of securities                                   (73,189)       577,990        (448,177)       (84,236)        511,837
Realized gain distributions                             -              -               -              -               -
                                              --------------------------------------------------------------------------
Net realized gains (losses)                       (73,189)       577,990        (448,177)       (84,236)        511,837
                                              --------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of Period                            (239,548)     2,157,153        (934,835)      (127,958)      3,281,751
  End of Period                                  (197,085)     2,394,509      (3,686,220)       (38,002)       (154,065)
                                              --------------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments                    42,463        237,356      (2,751,385)        89,956      (3,435,816)
                                              --------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                             $  (121,345)    $  523,628     $(3,466,260)    $   (9,446)    $(3,029,278)
                                              ==========================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                               Equity        Foreign     Fundamental    Global      Global
                                            Opportunities     Value        Growth        Bond      Equities
                                              Portfolio     Portfolio     Portfolio    Portfolio   Portfolio
                                              (Class 3)     (Class 3)     (Class 3)    (Class 3)   (Class 3)
                                           ------------------------------------------------------------------
Investment income:
  Dividends                                $            -  $         -  $          -  $        -  $        -
                                           ------------------------------------------------------------------
Expenses:
   Charges for distribution, mortality
    and expense risk                              (14,367)    (251,728)      (53,487)    (81,584)    (25,908)
                                           ------------------------------------------------------------------
Net investment income (loss)                      (14,367)    (251,728)      (53,487)    (81,584)    (25,908)
                                           ------------------------------------------------------------------
Net realized gains (losses) from sale
  of securities                                   (44,121)    (191,801)      (33,037)     68,308     (49,941)
Realized gain distributions                             -            -             -           -           -
                                           ------------------------------------------------------------------
Net realized gains (losses)                       (44,121)    (191,801)      (33,037)     68,308     (49,941)
                                           ------------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of Period                             (93,284)    (906,299)      246,874      16,099     (62,635)
  End of Period                                  (175,153)  (4,394,260)     (314,896)    337,610    (354,934)
                                           ------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments                   (81,869)  (3,487,961)     (561,770)    321,511    (292,299)
                                           ------------------------------------------------------------------
Increase (decrease) in net assets
from operations                            $     (140,357) $(3,931,490) $   (648,294) $  308,235  $ (368,148)
                                           ==================================================================

                                                                                                     International
                                                                                      International     Growth
                                               Growth          Growth-   High-Yield    Diversified       and
                                            Opportunities     Income        Bond         Equities       Income
                                               Portfolio    Portfolio     Portfolio     Portfolio      Portfolio
                                              (Class 3)      (Class 3)    (Class 3)     (Class 3)      (Class 3)
                                           ------------------------------------------------------------------------
Investment income:
  Dividends                                $            -  $        -  $         -  $            -  $            -
                                           ------------------------------------------------------------------------
Expenses:
   Charges for distribution, mortality
    and expense risk                              (74,370)     (8,674)     (46,519)       (129,045)       (144,020)
                                           ------------------------------------------------------------------------
Net investment income (loss)                      (74,370)     (8,674)     (46,519)       (129,045)       (144,020)
                                           ------------------------------------------------------------------------
Net realized gains (losses) from sale
  of securities                                   112,831     (32,446)    (117,247)         35,321        (902,044)
Realized gain distributions                             -           -            -               -               -
                                           ------------------------------------------------------------------------
Net realized gains (losses)                       112,831     (32,446)    (117,247)         35,321        (902,044)
                                           ------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of Period                             971,343     (94,230)      37,764        (220,018)     (1,134,112)
  End of Period                                  (137,089)   (112,031)      98,939      (2,013,804)     (2,352,819)
                                           ------------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments                (1,108,432)    (17,801)      61,175      (1,793,786)     (1,218,707)
                                           ------------------------------------------------------------------------
Increase (decrease) in net assets
from operations                            $   (1,069,971) $  (58,921) $  (102,591) $   (1,887,510) $   (2,264,771)
                                           ========================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                                                 MFS
                                               Marsico      Massachusetts        MFS
                                               Focused        Investors         Total        Mid-Cap         Real
                                               Growth           Trust          Return         Growth        Estate
                                              Portfolio       Portfolio       Portfolio     Portfolio      Portfolio
                                              (Class 3)       (Class 3)       (Class 3)     (Class 3)      (Class 3)
                                             -----------------------------------------------------------------------
Investment income:
  Dividends                                  $        -    $            -    $        -    $         -    $        -
                                             -----------------------------------------------------------------------
Expenses:
   Charges for distribution, mortality
    and expense risk                            (36,041)         (104,223)     (102,174)       (66,625)     (131,913)
                                             -----------------------------------------------------------------------
Net investment income (loss)                    (36,041)         (104,223)     (102,174)       (66,625)     (131,913)
                                             -----------------------------------------------------------------------
Net realized gains (losses) from sale
 of securities                                  (96,920)           91,200      (135,167)       146,710      (460,223)
Realized gain distributions                           -                 -             -              -             -
                                             -----------------------------------------------------------------------
Net realized gains (losses)                     (96,920)           91,200      (135,167)       146,710      (460,223)
                                             -----------------------------------------------------------------------
Net unrealized appreciation (depreciation)
 of investments:
  Beginning of Period                           (65,705)        1,134,046      (538,818)       898,806       891,192
  End of Period                                (301,233)         (133,652)     (850,094)      (116,183)      703,324
                                             -----------------------------------------------------------------------
Change in net unrealized appreciation
(depreciation) of investments                  (235,528)       (1,267,698)     (311,276)    (1,014,989)     (187,868)
                                             -----------------------------------------------------------------------
Increase (decrease) in net assets
 from operations                             $ (368,489)   $   (1,280,721)   $ (548,617)   $  (934,904)   $ (780,004)
                                             =======================================================================

                                                Small          Small                                       Total
                                                & Mid         Company                       Telecom       Return
                                              Cap Value        Value        Technology      Utility        Bond
                                              Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                              (Class 3)      (Class 3)      (Class 3)      (Class 3)     (Class 3)
                                             ---------------------------------------------------------------------
Investment income:
  Dividends                                  $         -    $         -    $         -    $        -    $        -
                                             ---------------------------------------------------------------------
Expenses:
   Charges for distribution, mortality
    and expense risk                            (248,051)       (89,026)       (17,657)       (7,284)     (264,900)
                                             ---------------------------------------------------------------------
Net investment income (loss)                    (248,051)       (89,026)       (17,657)       (7,284)     (264,900)
                                             ---------------------------------------------------------------------
Net realized gains (losses) from sale
 of securities                                    31,958         54,464         (4,671)       (5,253)      686,195
Realized gain distributions                            -              -              -             -             -
                                             ---------------------------------------------------------------------
Net realized gains (losses)                       31,958         54,464         (4,671)       (5,253)      686,195
                                             ---------------------------------------------------------------------
Net unrealized appreciation (depreciation)
 of investments:
  Beginning of Period                          3,401,128      1,381,867        234,601        62,562       698,226
  End of Period                               (1,019,850)      (324,899)        85,882        51,719     1,060,551
                                             ---------------------------------------------------------------------
Change in net unrealized appreciation
(depreciation) of investments                 (4,420,978)    (1,706,766)      (148,719)      (10,843)      362,325
                                             ---------------------------------------------------------------------
Increase (decrease) in net assets
 from operations                             $(4,637,071)   $(1,741,328)   $  (171,047)   $  (23,380)   $  783,620
                                             =====================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                          Invesco Van
                                             Kampen                          Invesco Van
                                          V.I. Capital      Invesco Van      Kampen V.I.      Diversified       Equity
                                             Growth         Kampen V.I.      Growth and      International      Income
                                              Fund         Comstock Fund     Income Fund        Account        Account
                                          (Series II)       (Series II)      (Series II)       (Class 2)      (Class 2)
                                         -------------------------------------------------------------------------------
Investment income:
  Dividends                              $           -    $      138,653    $    239,327    $          631    $   3,715
                                         -------------------------------------------------------------------------------
Expenses:
  Charges for distribution,
    mortality and expense risk                 (11,884)         (121,814)       (256,459)           (5,264)     (10,265)
                                         -------------------------------------------------------------------------------
Net investment income (loss)                   (11,884)           16,839         (17,132)           (4,633)      (6,550)
                                         -------------------------------------------------------------------------------
Net realized gains (losses)
  from sale of securities                       85,431           (38,963)        (90,101)          (33,061)     (29,833)
Realized gain distributions                          -                 -               -                 -            -
                                         -------------------------------------------------------------------------------
Net realized gains (losses)                     85,431           (38,963)        (90,101)          (33,061)     (29,833)
                                         -------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                          193,406           981,328       1,125,052          (267,804)    (181,644)
  End of period                                (16,434)         (603,719)     (1,955,071)         (300,709)    (192,848)
                                         -------------------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments               (209,840)       (1,585,047)     (3,080,123)          (32,905)     (11,204)
                                         -------------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                        $    (136,293)   $   (1,607,171)   $ (3,187,356)   $      (70,599)   $ (47,587)
                                         ===============================================================================

                                          Government &                   LargeCap      LargeCap      MidCap
                                          High Quality      Income        Blend         Growth       Blend
                                          Bond Account     Account      Account II     Account      Account
                                           (Class 2)      (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                         --------------------------------------------------------------------
Investment income:
  Dividends                              $          18    $   1,159    $        11    $       -    $       -
                                         --------------------------------------------------------------------
Expenses:
  Charges for distribution,
    mortality and expense risk                    (124)      (3,583)          (984)        (488)     (19,828)
                                         --------------------------------------------------------------------
Net investment income (loss)                      (106)      (2,424)          (973)        (488)     (19,828)
                                         --------------------------------------------------------------------
Net realized gains (losses)
  from sale of securities                            7        3,003        (14,863)       5,072     (181,190)
Realized gain distributions                         12            -              -            -       18,197
                                         --------------------------------------------------------------------
Net realized gains (losses)                         19        3,003        (14,863)       5,072     (162,993)
                                         --------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                             (270)        (830)       (23,606)       1,222     (405,045)
  End of period                                    210        7,082        (14,778)      (6,294)    (285,925)
                                         --------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments                    480        7,912          8,828       (7,516)     119,120
                                         --------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                        $         393    $   8,491    $    (7,008)   $  (2,932)   $ (63,701)
                                         ====================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                                        Principal          Real                           SAM
                                           Money         Capital          Estate          SAM         Conservative
                                           Market      Appreciation     Securities      Balanced        Balanced
                                          Account        Account         Account       Portfolio       Portfolio
                                         (Class 2)      (Class 2)       (Class 2)      (Class 2)       (Class 2)
                                         --------------------------------------------------------------------------
Investment income:
  Dividends                              $       -    $           -    $         -    $   231,237    $       9,868
                                         --------------------------------------------------------------------------
Expenses:
  Charges for distribution,
    mortality and expense risk              (1,610)          (4,346)          (171)      (115,536)          (4,084)
                                         --------------------------------------------------------------------------
Net investment income (loss)                (1,610)          (4,346)          (171)       115,701            5,784
                                         --------------------------------------------------------------------------
Net realized gains (losses)
  from sale of securities                        -              465           (108)       (75,271)          (8,098)
Realized gain distributions                      -            2,268              -              -            3,145
                                         --------------------------------------------------------------------------
Net realized gains (losses)                      -            2,733           (108)       (75,271)          (4,953)
                                         --------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                            -          (20,391)        (3,844)      (423,687)           2,181
  End of period                                  -          (57,413)        (4,815)    (1,090,533)          (9,614)
                                         --------------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments                  -          (37,022)          (971)      (666,846)         (11,795)
                                         --------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                        $  (1,610)   $     (38,635)   $    (1,250)   $  (626,416)   $     (10,964)
                                         ==========================================================================

                                              SAM             SAM           SAM
                                          Conservative     Flexible      Strategic     Short-Term      SmallCap
                                             Growth         Income        Growth         Income         Growth
                                           Portfolio       Portfolio     Portfolio      Account       Account II
                                           (Class 2)       (Class 2)     (Class 2)     (Class 2)      (Class 2)
                                         ------------------------------------------------------------------------
Investment income:
  Dividends                              $      20,593    $   26,871    $    3,695    $        59    $         -
                                         ------------------------------------------------------------------------
Expenses:
  Charges for distribution,
    mortality and expense risk                 (14,852)       (9,224)       (3,417)          (500)          (125)
                                         ------------------------------------------------------------------------
Net investment income (loss)                     5,741        17,647           278           (441)          (125)
                                         ------------------------------------------------------------------------
Net realized gains (losses)
  from sale of securities                     (103,919)      (13,230)         (245)            45            240
Realized gain distributions                          -           941             -              7              -
                                         ------------------------------------------------------------------------
Net realized gains (losses)                   (103,919)      (12,289)         (245)            52            240
                                         ------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                         (174,362)        1,725       (47,229)           659            753
  End of period                               (166,205)      (17,383)      (83,462)           789         (3,267)
                                         ------------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments                  8,157       (19,108)      (36,233)           130         (4,020)
                                         ------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                        $     (90,021)   $  (13,750)   $  (36,200)   $      (259)   $    (3,905)
                                         ========================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                         Columbia       Columbia
                                         Variable       Variable
                                        Portfolio -    Portfolio -
                                           High          Marsico        Asset        Global
                                          Income         Focused      Allocation     Growth       Growth
                                           Fund       Equities Fund      Fund         Fund         Fund
                                         (Class 1)      (Class 1)     (Class 2)    (Class 2)    (Class 2)
                                       --------------------------------------------------------------------
Investment income:
  Dividends                            $     16,150  $        2,428  $     7,461  $    30,863  $    30,668
                                       --------------------------------------------------------------------
Expenses:
  Charges for distribution,
    mortality and expense risk               (3,553)         (7,079)     (12,914)    (108,723)    (118,787)
                                       --------------------------------------------------------------------
Net investment income (loss)                 12,597          (4,651)      (5,453)     (77,860)     (88,119)
                                       --------------------------------------------------------------------
Net realized gains (losses)
  from sale of securities                     4,633          (9,782)     (40,801)      58,477      (78,907)
Realized gain distributions                       -               -            -            -            -
                                       --------------------------------------------------------------------
Net realized gains (losses)                   4,633          (9,782)     (40,801)      58,477      (78,907)
                                       --------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                        12,541         (30,649)     (57,789)     256,674     (421,277)
  End of period                              (3,026)        (89,473)    (146,587)  (1,252,604)  (1,474,825)
                                       --------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments             (15,567)        (58,824)     (88,798)  (1,509,278)  (1,053,548)
                                       --------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                      $      1,663  $      (73,257) $  (135,052) $(1,528,661) $(1,220,574)
                                       ====================================================================

                                                                                 MTB
                                                       Growth                  Managed      Franklin
                                         Growth-        and        Mid Cap    Allocation     Income
                                          Income       Income       Value       Fund -     Securities
                                           Fund      Portfolio    Portfolio    Moderate       Fund
                                        (Class 2)    (Class VC)  (Class VC)   Growth II    (Class 2)
                                       ---------------------------------------------------------------
Investment income:
  Dividends                            $    34,458  $         -  $        -  $         -  $   256,595
                                       ---------------------------------------------------------------
Expenses:
  Charges for distribution,
    mortality and expense risk            (130,069)    (136,964)     (1,312)      (1,311)     (45,527)
                                       ---------------------------------------------------------------
Net investment income (loss)               (95,611)    (136,964)     (1,312)      (1,311)     211,068
                                       ---------------------------------------------------------------
Net realized gains (losses)
  from sale of securities                 (199,541)    (115,484)     (2,275)        (611)      13,383
Realized gain distributions                      -            -           -            -            -
                                       ---------------------------------------------------------------
Net realized gains (losses)               (199,541)    (115,484)     (2,275)        (611)      13,383
                                       ---------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                   (1,092,668)     (71,495)     35,900       11,174      321,986
  End of period                         (2,176,500)  (1,791,349)      8,001          694     (258,827)
                                       ---------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments         (1,083,832)  (1,719,854)    (27,899)     (10,480)    (580,813)
                                       ---------------------------------------------------------------
Increase (decrease) in net assets
  from operations                      $(1,378,984) $(1,972,302) $  (31,486) $   (12,402) $  (356,362)
                                       ===============================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                           Franklin
                                           Templeton                                             Allocation
                                         VIP Founding     Allocation   Allocation   Allocation    Moderate      Real
                                             Funds         Balanced      Growth      Moderate      Growth      Return
                                        Allocation Fund   Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                           (Class 2)      (Class 3)    (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                       ---------------------------------------------------------------------------------
Investment income:
  Dividends                            $            466  $         -  $         -  $         -  $         -  $        -
                                       ---------------------------------------------------------------------------------
Expenses:
  Charges for distribution,
    mortality and expense risk                  (35,887)     (31,078)      (8,373)     (43,074)     (26,517)    (55,070)
                                       ---------------------------------------------------------------------------------
Net investment income (loss)                    (35,421)     (31,078)      (8,373)     (43,074)     (26,517)    (55,070)
                                       ---------------------------------------------------------------------------------
Net realized gains (losses)
  from sale of securities                          (675)       3,974        3,741        8,523        9,912      41,020
Realized gain distributions                           -            -            -            -            -           -
                                       ---------------------------------------------------------------------------------
Net realized gains (losses)                        (675)       3,974        3,741        8,523        9,912      41,020
                                       ---------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                           293,891       34,229       26,304       45,053       39,213     (19,898)
  End of period                                  (8,018)    (174,213)    (182,856)    (544,729)    (410,111)    152,261
                                       ---------------------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments                (301,909)    (208,442)    (209,160)    (589,782)    (449,324)    172,159
                                       ---------------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                      $       (338,005) $  (235,546) $  (213,792) $  (624,333) $  (465,929) $  158,109
                                       =================================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)

                                                                                              Government
                                                                                                 and
                                                                    Asset        Capital       Quality                   Natural
                                                                  Allocation   Appreciation      Bond        Growth     Resources
                                                                  Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                                                  (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)
                                                                 ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $    65,883  $    (122,841) $   118,736  $   (22,328) $   (22,584)

  Net realized gains (losses)                                        (28,894)       223,856       43,787     (268,016)   1,217,257
  Change in net unrealized appreciation
    (depreciation) of investments                                   (322,304)    (1,190,468)     130,175     (559,914)  (2,376,595)
                                                                 ------------------------------------------------------------------
    Increase (decrease) in net assets from operations               (285,315)    (1,089,453)     292,698     (850,258)  (1,181,922)
                                                                 ------------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold                                         7,294          1,586       15,767        3,007        1,035
  Cost of units redeemed                                            (462,971)    (1,219,045)    (755,771)    (633,403)    (338,186)
  Net transfers                                                       75,350       (194,632)     (90,654)     (97,489)    (188,741)
  Contract maintenance charge                                         (1,250)        (2,830)      (1,646)      (1,480)        (568)
                                                                 ------------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions     (381,577)    (1,414,921)    (832,304)    (729,365)    (526,460)
                                                                 ------------------------------------------------------------------
Increase (decrease) in net assets                                   (666,892)    (2,504,374)    (539,606)  (1,579,623)  (1,708,382)
Net assets at beginning of period                                  4,621,742     10,923,513    6,688,777    5,308,109    4,789,715
                                                                 ------------------------------------------------------------------
Net assets at end of period                                      $ 3,954,850  $   8,419,139  $ 6,149,171  $ 3,728,486  $ 3,081,333
                                                                 ==================================================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                                             258             29          790           87           17
  Units redeemed                                                     (16,307)       (21,985)     (37,737)     (18,880)      (5,675)
  Units transferred                                                    2,985         (3,761)      (4,558)      (2,390)      (3,425)
                                                                 ------------------------------------------------------------------
Increase (decrease) in units outstanding                             (13,064)       (25,717)     (41,505)     (21,183)      (9,083)
Beginning units                                                      167,038        208,358      335,382      158,514       81,131
                                                                 ------------------------------------------------------------------
Ending units                                                         153,974        182,641      293,877      137,331       72,048
                                                                 ==================================================================

                                                                                              Government
                                                                    Asset        Capital      and Quality                 Natural
                                                                  Allocation   Appreciation      Bond         Growth     Resources
                                                                  Portfolio     Portfolio      Portfolio    Portfolio    Portfolio
                                                                  (Class 3)     (Class 3)      (Class 3)    (Class 3)    (Class 3)
                                                                 ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $    41,536  $    (219,543) $    551,232  $   (51,715) $   (67,022)

  Net realized gains (losses)                                        (12,950)        98,708       306,786     (200,923)   1,608,652
  Change in net unrealized appreciation
    (depreciation) of investments                                   (251,748)    (2,152,939)      561,572   (1,073,773)  (3,922,304)
                                                                 ------------------------------------------------------------------
    Increase (decrease) in net assets from operations               (223,162)    (2,273,774)    1,419,590   (1,326,411)  (2,380,674)
                                                                 ------------------------------------------------------------------
From capital transactions:
  Net proceeds from Units sold                                       169,659      1,343,428     2,220,672       71,230      321,124
  Cost of units redeemed                                            (489,277)    (1,315,537)   (2,233,127)    (468,651)    (548,032)
  Net transfers                                                      377,209        332,096    (2,326,665)     101,038      249,346
  Contract maintenance charge                                           (285)        (1,827)       (2,742)        (781)      (2,032)
                                                                 ------------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions       57,306        358,160    (2,341,862)    (297,164)      20,406
                                                                 ------------------------------------------------------------------
Increase (decrease) in net assets                                   (165,856)    (1,915,614)     (922,272)  (1,623,575)  (2,360,268)
Net assets at beginning of period                                  2,954,106     18,656,195    30,088,192    7,439,278    8,758,603
                                                                 ------------------------------------------------------------------
Net assets at end of period                                      $ 2,788,250  $  16,740,581  $ 29,165,920  $ 5,815,703  $ 6,398,335
                                                                 ==================================================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                                          13,708         79,333       171,211        5,265       18,252
  Units redeemed                                                     (20,280)       (33,582)     (116,201)     (14,585)     (10,741)
  Units transferred                                                   15,115         25,623      (115,063)       6,147        8,862
                                                                 ------------------------------------------------------------------
Increase (decrease) in units outstanding                               8,543         71,374       (60,053)      (3,173)      16,373
Beginning units                                                      112,788        462,104     1,623,236      240,347      171,249
                                                                 ------------------------------------------------------------------
Ending units                                                         121,331        533,478     1,563,183      237,174      187,622
                                                                 ==================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                                                  Aggressive    Alliance                Blue Chip    Capital
                                                                    Growth       Growth     Balanced     Growth      Growth
                                                                  Portfolio    Portfolio    Portfolio   Portfolio   Portfolio
                                                                  (Class 1)    (Class 1)    (Class 1)   (Class 1)   (Class 1)
                                                                 -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $   (22,139) $  (116,090) $  (39,690) $   (8,474) $   (5,112)

  Net realized gains (losses)                                        (57,337)    (185,109)    (28,870)     (6,392)     (6,218)
  Change in net unrealized appreciation
    (depreciation) of investments                                   (200,951)    (896,534)    (99,546)    (64,981)    (36,657)
                                                                 -------------------------------------------------------------
    Increase (decrease) in net assets from operations               (280,427)  (1,197,733)   (168,106)    (79,847)    (47,987)
                                                                 -------------------------------------------------------------
From capital transactions:
  Net proceeds from Units sold                                           634        6,759       2,569       1,043         664
  Cost of units redeemed                                            (142,062)  (1,246,254)   (392,378)   (180,242)    (53,923)
  Net transfers                                                      (18,044)    (128,883)   (207,686)    (10,093)     25,382
  Contract maintenance charge                                           (951)      (3,947)     (1,228)       (238)       (105)
                                                                 -------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions     (160,423)  (1,372,325)   (598,723)   (189,530)    (27,982)
                                                                 -------------------------------------------------------------
Increase (decrease) in net assets                                   (440,850)  (2,570,058)   (766,829)   (269,377)    (75,969)
Net assets at beginning of period                                  1,982,324   10,600,856   3,671,768     815,508     444,458
                                                                 -------------------------------------------------------------
Net assets at end of period                                      $ 1,541,474  $ 8,030,798  $2,904,939  $  546,131  $  368,489
                                                                 =============================================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                                              47          201         151         160          87
  Units redeemed                                                     (10,709)     (37,174)    (22,904)    (26,943)     (7,244)
  Units transferred                                                   (1,257)      (3,899)    (12,597)     (1,725)      3,216
                                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                             (11,919)     (40,872)    (35,350)    (28,508)     (3,941)
Beginning units                                                      149,133      321,763     219,622     127,188      59,148
                                                                 -------------------------------------------------------------
Ending units                                                         137,214      280,891     184,272      98,680      55,207
                                                                 =============================================================

                                                                                             Davis
                                                                     Cash      Corporate    Venture      "Dogs" of     Emerging
                                                                  Management     Bond        Value      Wall Street    Markets
                                                                  Portfolio    Portfolio   Portfolio     Portfolio    Portfolio
                                                                  (Class 1)    (Class 1)   (Class 1)     (Class 1)    (Class 1)
                                                                 ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $   (48,622) $  (51,705) $  (206,529) $    (13,109) $   (41,314)

  Net realized gains (losses)                                        (40,266)    185,882      220,442      (119,496)    (163,148)
  Change in net unrealized appreciation
    (depreciation) of investments                                     31,544     (17,228)  (2,473,945)      133,052     (944,292)
                                                                 ----------------------------------------------------------------
    Increase (decrease) in net assets from operations                (57,344)    116,949   (2,460,032)          447   (1,148,754)
                                                                 ----------------------------------------------------------------
From capital transactions:
  Net proceeds from Units sold                                        18,954       1,313       12,240             -            -
  Cost of units redeemed                                          (1,261,259)   (642,487)  (2,173,761)     (189,724)    (370,321)
  Net transfers                                                    1,320,959     (64,209)    (280,028)       (2,968)    (217,022)
  Contract maintenance charge                                         (1,522)       (873)      (5,532)         (312)        (691)
                                                                 ----------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions       77,132    (706,256)  (2,447,081)     (193,004)    (588,034)
                                                                 ----------------------------------------------------------------
Increase (decrease) in net assets                                     19,788    (589,307)  (4,907,113)     (192,557)  (1,736,788)
Net assets at beginning of period                                  4,460,124   4,706,128   19,240,382     1,261,303    4,081,928
                                                                 ----------------------------------------------------------------
Net assets at end of period                                      $ 4,479,912  $4,116,821  $14,333,269  $  1,068,746  $ 2,345,140
                                                                 ================================================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                                           1,440          53          343             -            -
  Units redeemed                                                     (95,579)    (26,201)     (59,678)      (14,905)     (17,350)
  Units transferred                                                  100,204      (2,670)      (7,955)         (861)     (10,113)
                                                                 ----------------------------------------------------------------
Increase (decrease) in units outstanding                               6,065     (28,818)     (67,290)      (15,766)     (27,463)
Beginning units                                                      335,271     197,070      535,366       101,592      175,647
                                                                 ----------------------------------------------------------------
Ending units                                                         341,336     168,252      468,076        85,826      148,184
                                                                 ================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                                  Equity         Fundamental      Global        Global          Growth
                                               Opportunities       Growth          Bond        Equities      Opportunities
                                                 Portfolio        Portfolio      Portfolio     Portfolio       Portfolio
                                                 (Class 1)        (Class 1)      (Class 1)     (Class 1)       (Class 1)
                                              -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                $      (28,464)   $    (31,846)   $  (27,044)   $  (25,940)   $       (5,746)

  Net realized gains (losses)                       (190,491)        (79,329)       (1,215)      (18,494)            6,411
  Change in net unrealized appreciation
    (depreciation) of investments                    (41,054)       (266,991)      136,165      (338,762)          (72,874)
                                              -----------------------------------------------------------------------------
    Increase (decrease) in net assets
       from operations                              (260,009)       (378,166)      107,906      (383,196)          (72,209)
                                              -----------------------------------------------------------------------------
From capital transactions:
  Net proceeds from Units sold                           478           2,360           383         2,707               494
  Cost of units redeemed                            (230,983)       (262,278)     (288,649)     (205,176)          (70,548)
  Net transfers                                     (167,127)        (47,713)      (68,561)     (160,744)             (213)
  Contract maintenance charge                           (603)         (1,111)         (414)         (723)             (182)
                                              -----------------------------------------------------------------------------
    Increase (decrease) in net assets from
      capital transactions                          (398,235)       (308,742)     (357,241)     (363,936)          (70,449)
                                              -----------------------------------------------------------------------------
Increase (decrease) in net assets                   (658,244)       (686,908)     (249,335)     (747,132)         (142,658)
Net assets at beginning of period                  2,662,042       2,890,226     2,481,099     2,396,953           498,327
                                              -----------------------------------------------------------------------------
Net assets at end of period                   $    2,003,798    $  2,203,318    $2,231,764    $1,649,821    $      355,669
                                              =============================================================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                              25             117            17           124                76
  Units redeemed                                     (12,404)        (14,374)      (12,398)       (9,842)          (12,505)
  Units transferred                                   (8,974)         (2,686)       (2,989)       (7,847)             (981)
                                              -----------------------------------------------------------------------------
Increase (decrease) in units outstanding             (21,353)        (16,943)      (15,370)      (17,565)          (13,410)
Beginning units                                      142,356         159,810       108,917       113,022            81,488
                                              -----------------------------------------------------------------------------
Ending units                                         121,003         142,867        93,547        95,457            68,078
                                              =============================================================================

                                                                                                                      MFS
                                                                             International     International     Massachusetts
                                                Growth-       High-Yield      Diversified       Growth and         Investors
                                                 Income          Bond          Equities           Income             Trust
                                               Portfolio      Portfolio        Portfolio         Portfolio         Portfolio
                                               (Class 1)      (Class 1)        (Class 1)         (Class 1)         (Class 1)
                                              ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                $   (84,104)   $   (52,974)   $      (35,844)   $      (32,434)   $      (36,010)

  Net realized gains (losses)                    (197,107)       335,558             4,671          (353,013)          108,989
  Change in net unrealized appreciation
    (depreciation) of investments                 (17,621)      (324,592)         (513,387)         (121,246)         (405,515)
                                              ---------------------------------------------------------------------------------
    Increase (decrease) in net assets
       from operations                           (298,832)       (42,008)         (544,560)         (506,693)         (332,536)
                                              ---------------------------------------------------------------------------------
From capital transactions:
  Net proceeds from Units sold                      3,398          1,017             1,530               914             2,905
  Cost of units redeemed                         (957,939)      (557,797)         (329,543)         (340,847)         (615,499)
  Net transfers                                  (120,748)      (853,170)          184,484            (9,021)            8,932
  Contract maintenance charge                      (2,644)        (1,113)             (762)             (787)             (893)
                                              ---------------------------------------------------------------------------------
    Increase (decrease) in net assets from
      capital transactions                     (1,077,933)    (1,411,063)         (144,291)         (349,741)         (604,555)
                                              ---------------------------------------------------------------------------------
Increase (decrease) in net assets              (1,376,765)    (1,453,071)         (688,851)         (856,434)         (937,091)
Net assets at beginning of period               7,545,147      4,944,132         3,211,131         3,008,942         3,423,158
                                              ---------------------------------------------------------------------------------
Net assets at end of period                   $ 6,168,382    $ 3,491,061    $    2,522,280    $    2,152,508    $    2,486,067
                                              =================================================================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                          121             43               115                68               122
  Units redeemed                                  (34,185)       (24,216)          (24,714)          (24,154)          (25,843)
  Units transferred                                (4,327)       (37,344)           13,558              (879)              325
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding          (38,391)       (61,517)          (11,041)          (24,965)          (25,396)
Beginning units                                   279,243        222,731           239,473           213,130           147,097
                                              ---------------------------------------------------------------------------------
Ending units                                      240,852        161,214           228,432           188,165           121,701
                                              =================================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                                                     MFS
                                                                    Total       Mid-Cap      Real                    Telecom
                                                                    Return      Growth      Estate     Technology    Utility
                                                                  Portfolio    Portfolio   Portfolio   Portfolio    Portfolio
                                                                  (Class 1)    (Class 1)   (Class 1)   (Class 1)    (Class 1)
                                                                 -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $   (77,993) $  (28,749) $  (22,472) $    (3,337) $  (11,782)

  Net realized gains (losses)                                        (50,365)     53,283    (328,440)      (2,546)      3,172
  Change in net unrealized appreciation
    (depreciation) of investments                                   (199,842)   (370,106)    256,119      (32,081)    (20,031)
                                                                 -------------------------------------------------------------
    Increase (decrease) in net assets from operations               (328,200)   (345,572)    (94,793)     (37,964)    (28,641)
                                                                 -------------------------------------------------------------
From capital transactions:
  Net proceeds from Units sold                                           696       2,282           -           59       1,650
  Cost of units redeemed                                          (1,214,987)   (382,358)   (239,269)     (35,297)   (135,812)
  Net transfers                                                     (285,166)    (71,474)    (80,674)      11,979      57,179
  Contract maintenance charge                                         (1,848)       (675)       (451)         (72)       (268)
                                                                 -------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions   (1,501,305)   (452,225)   (320,394)     (23,331)    (77,251)
                                                                 -------------------------------------------------------------
Increase (decrease) in net assets                                 (1,829,505)   (797,797)   (415,187)     (61,295)   (105,892)
Net assets at beginning of period                                  7,542,641   2,643,570   2,032,726      299,442   1,023,673
                                                                 -------------------------------------------------------------
Net assets at end of period                                      $ 5,713,136  $1,845,773  $1,617,539  $   238,147  $  917,781
                                                                 =============================================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                                              24         180           -           26          99
  Units redeemed                                                     (42,216)    (30,588)    (10,167)     (14,185)     (8,095)
  Units transferred                                                   (9,991)     (4,903)     (3,574)       3,620       3,268
                                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                             (52,183)    (35,311)    (13,741)     (10,539)     (4,728)
Beginning units                                                      269,183     217,968      91,472      122,750      63,117
                                                                 -------------------------------------------------------------
Ending units                                                         217,000     182,657      77,731      112,211      58,389
                                                                 =============================================================


                                                                                                                       American
                                                                                                         American       Funds
                                                                    Total                               Funds Asset     Global
                                                                   Return     Aggressive    Alliance    Allocation      Growth
                                                                    Bond        Growth       Growth        SAST          SAST
                                                                  Portfolio   Portfolio    Portfolio     Portfolio    Portfolio
                                                                  (Class 1)   (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                                                 ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $  (26,374) $   (17,181) $   (86,710) $      2,862  $   (33,242)

  Net realized gains (losses)                                        98,241      (55,868)     134,562        (6,335)       9,507
  Change in net unrealized appreciation
    (depreciation) of investments                                     7,788     (206,076)    (977,907)     (273,099)  (2,338,650)
                                                                 ----------------------------------------------------------------
    Increase (decrease) in net assets from operations                79,655     (279,125)    (930,055)     (276,572)  (2,362,385)
                                                                 ----------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold                                        1,619      337,270      137,141       171,933    3,402,801
  Cost of units redeemed                                           (265,150)    (124,696)    (705,174)      (39,862)    (344,639)
  Net transfers                                                    (242,663)     153,303       (4,768)      632,420    2,016,445
  Contract maintenance charge                                          (496)        (141)        (801)         (177)        (776)
                                                                 ----------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions    (506,690)     365,736     (573,602)      764,314    5,073,831
                                                                 ----------------------------------------------------------------
Increase (decrease) in net assets                                  (427,035)      86,611   (1,503,657)      487,742    2,711,446
Net assets at beginning of period                                 2,654,724    1,360,440    7,706,835     2,549,027   10,474,017
                                                                 ----------------------------------------------------------------
Net assets at end of period                                      $2,227,689  $ 1,447,051  $ 6,203,178  $  3,036,769  $13,185,463
                                                                 ================================================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                                             62       33,553       13,220        16,936      299,809
  Units redeemed                                                     (9,886)      (9,550)     (22,219)       (3,951)     (31,006)
  Units transferred                                                  (9,265)      11,616          282        61,817      193,422
                                                                 ----------------------------------------------------------------
Increase (decrease) in units outstanding                            (19,089)      35,619       (8,717)       74,802      462,225
Beginning units                                                     100,163      106,400      252,380       250,490      933,887
                                                                 ----------------------------------------------------------------
Ending units                                                         81,074      142,019      243,663       325,292    1,396,112
                                                                 ================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                                                                American
                                                                   American      Funds
                                                                    Funds       Growth-
                                                                    Growth       Income                 Blue Chip    Capital
                                                                     SAST         SAST      Balanced     Growth      Growth
                                                                  Portfolio    Portfolio    Portfolio   Portfolio   Portfolio
                                                                  (Class 3)    (Class 3)    (Class 3)   (Class 3)   (Class 3)
                                                                 -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $   (79,710) $   (15,753) $  (13,047) $  (32,631) $  (33,080)

  Net realized gains (losses)                                        (59,296)     (87,566)      8,519      34,650     (45,155)
  Change in net unrealized appreciation
    (depreciation) of investments                                 (1,223,149)  (1,031,331)    (65,130)   (450,006)   (217,899)
                                                                 -------------------------------------------------------------
    Increase (decrease) in net assets from operations             (1,362,155)  (1,134,650)    (69,658)   (447,987)   (296,134)
                                                                 -------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold                                     1,404,944      592,526      93,774     708,823       1,410
  Cost of units redeemed                                            (283,862)    (233,210)   (128,566)   (243,227)   (192,593)
  Net transfers                                                      797,110      392,888     292,938     485,020     (50,027)
  Contract maintenance charge                                           (725)        (826)       (249)       (279)       (245)
                                                                 -------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions    1,917,467      751,378     257,897     950,337    (241,455)
                                                                 -------------------------------------------------------------
Increase (decrease) in net assets                                    555,312     (383,272)    188,239     502,350    (537,589)
Net assets at beginning of period                                  8,634,546    8,579,915   1,097,844   2,418,348   2,849,462
                                                                 -------------------------------------------------------------
Net assets at end of period                                      $ 9,189,858  $ 8,196,643  $1,286,083  $2,920,698  $2,311,873
                                                                 =============================================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                                         133,683       62,072       9,027      77,963         185
  Units redeemed                                                     (27,193)     (25,007)     (7,752)    (37,128)    (26,469)
  Units transferred                                                   81,794       44,106      19,168      62,038      (6,480)
                                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                             188,284       81,171      20,443     102,873     (32,764)
Beginning units                                                      841,974      919,889      70,391     362,712     383,669
                                                                 -------------------------------------------------------------
Ending units                                                       1,030,258    1,001,060      90,834     465,585      350,905
                                                                 =============================================================

                                                                                              Davis
                                                                     Cash      Corporate     Venture      "Dogs" of     Emerging
                                                                  Management      Bond        Value      Wall Street    Markets
                                                                  Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                                                  (Class 3)    (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                                                 -----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $   (90,619) $  (291,718) $  (266,698) $    (15,166) $  (105,299)

  Net realized gains (losses)                                        (73,189)     577,990     (448,177)      (84,236)     511,837
  Change in net unrealized appreciation
    (depreciation) of investments                                     42,463      237,356   (2,751,385)       89,956   (3,435,816)
                                                                 -----------------------------------------------------------------
    Increase (decrease) in net assets from operations               (121,345)     523,628   (3,466,260)       (9,446)  (3,029,278)
                                                                 -----------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold                                       414,269    3,094,930    1,856,913       194,995      566,716
  Cost of units redeemed                                          (1,399,922)  (1,695,554)  (1,573,356)     (149,551)    (785,303)
  Net transfers                                                      534,462     (880,463)     479,799       141,678    1,104,787
  Contract maintenance charge                                           (688)      (2,088)      (2,272)         (224)        (890)
                                                                 -----------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions     (451,879)     516,825      761,084       186,898      885,310
                                                                 -----------------------------------------------------------------
Increase (decrease) in net assets                                   (573,224)   1,040,453   (2,705,176)      177,452   (2,143,968)
Net assets at beginning of period                                  8,292,521   23,678,761   22,892,016     1,212,786    9,266,456
                                                                 -----------------------------------------------------------------
Net assets at end of period                                      $ 7,719,297  $24,719,214  $20,186,840  $  1,390,238  $ 7,122,488
                                                                 =================================================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                                          41,137      203,887      159,532        17,242       38,548
  Units redeemed                                                    (117,990)     (73,974)     (51,602)      (12,012)     (36,278)
  Units transferred                                                   57,235      (30,832)      41,473        12,201       71,762
                                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                             (19,618)      99,081      149,403        17,431       74,032
Beginning units                                                      642,929    1,091,023      771,070       101,208      422,559
                                                                 -----------------------------------------------------------------
Ending units                                                         623,311    1,190,104      920,473       118,639      496,591
                                                                 =================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                        Equity        Foreign     Fundamental    Global      Global
                                     Opportunities     Value        Growth        Bond      Equities
                                       Portfolio     Portfolio     Portfolio    Portfolio   Portfolio
                                       (Class 3)     (Class 3)     (Class 3)    (Class 3)   (Class 3)
                                     ----------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment income
      (loss)                        $      (14,367) $  (251,728) $    (53,487) $  (81,584) $  (25,908)

  Net realized gains
      (losses)                             (44,121)    (191,801)      (33,037)     68,308     (49,941)
  Change in net unrealized
   appreciation (depreciation)
   of investments                          (81,869)  (3,487,961)     (561,770)    321,511    (292,299)
                                    -----------------------------------------------------------------
    Increase (decrease) in net
     assets from operations               (140,357)  (3,931,490)     (648,294)    308,235    (368,148)
                                    -----------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold               3,549    3,786,932        77,276   1,106,632     122,098
  Cost of units redeemed                   (94,980)  (1,120,218)     (213,572)   (612,912)    (98,300)
  Net transfers                            (45,124)   1,884,950        60,919     115,816    (135,331)
  Contract maintenance charge                 (139)      (1,809)         (315)       (572)       (260)
                                    -----------------------------------------------------------------
  Increase (decrease) in net assets
     from capital transactions            (136,694)   4,549,855       (75,692)    608,964    (111,793)
                                    -----------------------------------------------------------------
Increase (decrease) in net assets         (277,051)     618,365      (723,986)    917,199    (479,941)
Net assets at beginning of period        1,345,023   19,729,242     4,526,957   6,615,229   2,228,858
                                    -----------------------------------------------------------------
Net assets at end of period         $    1,067,972  $20,347,607  $  3,802,971  $7,532,428  $1,748,917
                                    =================================================================
ANALYSIS OF INCREASE
  (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                   194      349,538         7,028      79,931      12,571
  Units redeemed                            (5,362)     (70,340)      (12,538)    (28,394)     (4,939)
  Units transferred                         (2,429)     187,864         5,579       6,018      (2,866)
                                    -----------------------------------------------------------------
Increase (decrease) in units
    outstanding                             (7,597)     467,062            69      57,555       4,766
Beginning units                             75,916    1,291,691       275,046     321,561     114,635
                                    -----------------------------------------------------------------
Ending units                                68,319    1,758,753       275,115     379,116     119,401
                                    =================================================================

                                                                              International   International
                                        Growth        Growth-    High-Yield    Diversified     Growth and
                                     Opportunities    Income        Bond        Equities         Income
                                       Portfolio     Portfolio   Portfolio      Portfolio       Portfolio
                                       (Class 3)     (Class 3)   (Class 3)      (Class 3)       (Class 3)
                                    -----------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment income
      (loss)                        $      (74,370) $   (8,674) $   (46,519) $     (129,045) $     (144,020)

  Net realized gains
      (losses)                             112,831     (32,446)    (117,247)         35,321        (902,044)
  Change in net unrealized
   appreciation (depreciation)
   of investments                       (1,108,432)    (17,801)      61,175      (1,793,786)     (1,218,707)
                                    -----------------------------------------------------------------------
    Increase (decrease) in net
     assets from operations             (1,069,971)    (58,921)    (102,591)     (1,887,510)     (2,264,771)
                                    -----------------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold           1,492,237     656,320      308,427         125,943         189,029
  Cost of units redeemed                  (348,084)   (119,928)    (421,853)       (870,132)       (740,831)
  Net transfers                            911,871     (64,027)      34,111         120,807         435,953
  Contract maintenance charge                 (417)       (112)        (457)         (1,191)           (980)
                                    -----------------------------------------------------------------------
  Increase (decrease) in net assets
   from capital transactions             2,055,607     472,253      (79,772)       (624,573)       (116,829)
                                    -----------------------------------------------------------------------
Increase (decrease) in net assets          985,636     413,332     (182,363)     (2,512,083)     (2,381,600)
Net assets at beginning of period        5,449,232     662,769    4,124,754      11,510,610      12,654,748
                                    -----------------------------------------------------------------------
Net assets at end of period         $    6,434,868  $1,076,101  $ 3,942,391  $    8,998,527  $   10,273,148
                                    =======================================================================
ANALYSIS OF INCREASE
  (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                               153,903      68,834       25,116          12,217          23,466
  Units redeemed                           (54,589)     (4,727)     (19,692)        (66,326)        (55,065)
  Units transferred                        128,054       3,581        5,451          13,767          45,111
                                    ------------------------------------------------------------------------
Increase (decrease) in units
    outstanding                            227,368      67,688       10,875         (40,342)         13,512
Beginning units                            849,981      27,663      208,345         889,559         963,613
                                    ------------------------------------------------------------------------
Ending units                             1,077,349      95,351      219,220         849,217         977,125
                                    ========================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                                              MFS
                                          Marsico        Massachusetts          MFS
                                          Focused          Investors           Total          Mid-Cap            Real
                                          Growth             Trust            Return           Growth           Estate
                                         Portfolio         Portfolio         Portfolio       Portfolio        Portfolio
                                         (Class 3)         (Class 3)         (Class 3)       (Class 3)        (Class 3)
                                        --------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment income
      (loss)                            $  (36,041)     $     (104,223)     $ (102,174)     $   (66,625)     $  (131,913)

  Net realized gains
      (losses)                             (96,920)             91,200        (135,167)         146,710         (460,223)
  Change in net unrealized
   appreciation (depreciation)
   of investments                         (235,528)         (1,267,698)       (311,276)      (1,014,989)        (187,868)
                                        --------------------------------------------------------------------------------
    Increase (decrease) in net
    assets from operations                (368,489)         (1,280,721)       (548,617)        (934,904)        (780,004)
                                        --------------------------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold             614,274           2,088,158         203,932          586,292        1,455,831
  Cost of units redeemed                  (225,251)           (311,524)       (625,645)        (336,276)        (672,618)
  Net transfers                              7,830             900,942         173,335           92,161          267,493
  Contract maintenance charge                 (213)               (546)         (1,316)            (430)            (890)
                                        --------------------------------------------------------------------------------
 Increase (decrease) in net assets
    from capital transactions              396,640           2,677,030        (249,694)         341,747        1,049,816
                                        --------------------------------------------------------------------------------
Increase (decrease) in net assets           28,151           1,396,309        (798,311)        (593,157)         269,812
Net assets at beginning of period        2,804,766           7,674,548       9,254,773        5,438,398       10,172,626
                                        --------------------------------------------------------------------------------
Net assets at end of period             $2,832,917      $    9,070,857      $8,456,462      $ 4,845,241      $10,442,438
                                        ================================================================================
ANALYSIS OF INCREASE
  (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                56,141             169,763          17,824           48,499          147,644
  Units redeemed                           (19,636)            (16,954)        (24,861)         (27,487)         (31,190)
  Units transferred                          2,847              68,748           6,703           11,657           32,213
                                        --------------------------------------------------------------------------------
Increase (decrease) in units
    outstanding                             39,352             221,557            (334)          32,669          148,667
Beginning units                            245,321             412,047         387,980          461,848          552,844
                                        --------------------------------------------------------------------------------
Ending units                               284,673             633,604         387,646          494,517          701,511
                                        ================================================================================

                                          Small &           Small                                             Total
                                          Mid Cap          Company                           Telecom          Return
                                           Value            Value          Technology        Utility           Bond
                                         Portfolio        Portfolio        Portfolio        Portfolio       Portfolio
                                         (Class 3)        (Class 3)        (Class 3)        (Class 3)       (Class 3)
                                        ------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment income
      (loss)                            $  (248,051)     $   (89,026)     $   (17,657)     $   (7,284)     $  (264,900)

  Net realized gains
      (losses)                               31,958           54,464           (4,671)         (5,253)         686,195
  Change in net unrealized
   appreciation (depreciation)
   of investments                        (4,420,978)      (1,706,766)        (148,719)        (10,843)         362,325
                                        ------------------------------------------------------------------------------
    Increase (decrease) in net
    assets from operations               (4,637,071)      (1,741,328)        (171,047)        (23,380)         783,620
                                        ------------------------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold            2,786,180        1,606,809           34,353          55,152        5,750,308
  Cost of units redeemed                 (1,216,602)        (292,968)        (173,103)        (29,008)        (818,567)
  Net transfers                           1,768,729          960,106         (120,241)         10,858          (18,693)
  Contract maintenance charge                (1,839)            (540)            (183)           (105)          (1,284)
                                        ------------------------------------------------------------------------------
 Increase (decrease) in net assets
    from capital transactions             3,336,468        2,273,407         (259,174)         36,897        4,911,764
                                        ------------------------------------------------------------------------------
Increase (decrease) in net assets        (1,300,603)         532,079         (430,221)         13,517        5,695,384
Net assets at beginning of period        20,283,172        6,954,490        1,598,816         598,110       18,716,248
                                        ------------------------------------------------------------------------------
Net assets at end of period             $18,982,569      $ 7,486,569      $ 1,168,595      $  611,627      $24,411,632
                                        ==============================================================================
ANALYSIS OF INCREASE
  (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                211,302          157,153           10,881           4,059          388,264
  Units redeemed                            (63,892)         (30,010)         (71,158)         (1,824)         (37,735)
  Units transferred                         138,407          108,697          (52,562)            688           17,473
                                        ------------------------------------------------------------------------------
Increase (decrease) in units
    outstanding                             285,817          235,840         (112,839)          2,923          368,002
Beginning units                           1,080,689          706,486          672,158          38,776          867,507
                                        ------------------------------------------------------------------------------
Ending units                              1,366,506          942,326          559,319          41,699        1,235,509
                                        ==============================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                                                           Invesco Van
                                        Invesco Van       Invesco Van        Kampen
                                        Kampen V.I.          Kampen        V.I. Growth      Diversified       Equity
                                       Capital Growth     V.I.Comstock     and Income      International      Income
                                         Portfolio         Portfolio        Portfolio         Account        Account
                                         (Class II)        (Class II)      (Class II)        (Class 2)      (Class 2)
                                      -------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment income
      (loss)                          $       (11,884)   $      16,839    $    (17,132)   $       (4,633)   $  (6,550)

  Net realized gains
      (losses)                                 85,431          (38,963)        (90,101)          (33,061)     (29,833)
  Change in net unrealized
   appreciation (depreciation)
   of investments                            (209,840)      (1,585,047)     (3,080,123)          (32,905)     (11,204)
                                      -------------------------------------------------------------------------------
    Increase (decrease) in net
     assets from operations                  (136,293)      (1,607,171)     (3,187,356)          (70,599)     (47,587)
                                      -------------------------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold                 82,755        1,786,516       2,346,525             2,544        2,480
  Cost of units redeemed                     (136,923)        (572,691)     (1,255,598)          (47,204)    (196,900)
  Net transfers                                34,161          884,166       1,222,178            (2,439)      27,745
  Contract maintenance charge                     (38)            (878)         (1,944)              (93)        (152)
                                      -------------------------------------------------------------------------------
 Increase (decrease) in net assets
    from capital transactions                 (20,045)       2,097,113       2,311,161           (47,192)    (166,827)
                                      -------------------------------------------------------------------------------
Increase (decrease) in net assets            (156,338)         489,942        (876,195)         (117,791)    (214,414)
Net assets at beginning of period           1,075,228        9,859,429      21,272,406           476,248      915,078
                                      -------------------------------------------------------------------------------
Net assets at end of period           $       918,890    $  10,349,371    $ 20,396,211    $      358,457    $ 700,664
                                      ===============================================================================
ANALYSIS OF INCREASE
  (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                    7,137          171,556         213,677               375          252
  Units redeemed                              (12,390)         (45,843)        (89,750)           (7,159)     (20,497)
  Units transferred                             3,145           87,939         111,837              (349)       3,163
                                      -------------------------------------------------------------------------------
Increase (decrease) in units
    outstanding                                (2,108)         213,652         235,764            (7,133)     (17,082)
Beginning units                                99,273          818,598       1,571,696            74,288       99,118
                                      -------------------------------------------------------------------------------
Ending units                                   97,165        1,032,250       1,807,460            67,155       82,036
                                      ===============================================================================

                                       Government &
                                       High Quality                   LargeCap      LargeCap      MidCap
                                           Bond          Income        Blend         Growth        Blend
                                         Account        Account      Account II     Account       Account
                                        (Class 2)      (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                      --------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment income
      (loss)                          $        (106)   $  (2,424)   $      (973)   $    (488)   $  (19,828)

  Net realized gains
      (losses)                                   19        3,003        (14,863)       5,072      (162,993)
  Change in net unrealized
   appreciation (depreciation)
   of investments                               480        7,912          8,828       (7,516)      119,120
                                      --------------------------------------------------------------------
    Increase (decrease) in net
    assets from operations                      393        8,491         (7,008)      (2,932)      (63,701)
                                      --------------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold                    -            -              -            -             -
  Cost of units redeemed                     (1,524)    (412,951)       (27,024)     (17,514)     (167,185)
  Net transfers                                  68      348,135            529        7,053      (131,714)
  Contract maintenance charge                    (9)         (24)           (34)          (5)         (693)
                                      --------------------------------------------------------------------
 Increase (decrease) in net assets
    from capital transactions                (1,465)     (64,840)       (26,529)     (10,466)     (299,592)
                                      --------------------------------------------------------------------
Increase (decrease) in net assets            (1,072)     (56,349)       (33,537)     (13,398)     (363,293)
Net assets at beginning of period            10,904      304,723         96,483       44,359     1,594,264
                                      --------------------------------------------------------------------
Net assets at end of period           $       9,832    $ 248,374    $    62,946    $  30,961    $1,230,971
                                      ====================================================================
ANALYSIS OF INCREASE
  (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                      -            -              -            -             -
  Units redeemed                               (198)     (47,072)        (4,068)      (2,402)      (15,442)
  Units transferred                               9       39,897             97        1,111       (12,912)
                                      ---------------------------------------------------------------------
Increase (decrease) in units
    outstanding                                (189)      (7,175)        (3,971)      (1,291)      (28,354)
Beginning units                               1,425       34,947         15,251        6,386       157,610
                                      --------------------------------------------------------------------
Ending units                                  1,236       27,772         11,280        5,095       129,256
                                      ====================================================================


    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                                     Principal                                          SAM
                                        Money         Capital        Real Estate        SAM         Conservative
                                        Market      Appreciation     Securities       Balanced        Balanced
                                       Account        Account          Account       Portfolio       Portfolio
                                      (Class 2)      (Class 2)        (Class 2)      (Class 2)       (Class 2)
                                      --------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment income (loss)        $  (1,610)   $      (4,346)   $       (171)   $   115,701    $       5,784
  Net realized gains
  (losses)                                    -            2,733            (108)       (75,271)          (4,953)
  Change in net unrealized
   appreciation (depreciation)
   of investments                             -          (37,022)           (971)      (666,846)         (11,795)
                                      --------------------------------------------------------------------------
 Increase (decrease) in net
  assets from operations                 (1,610)         (38,635)         (1,250)      (626,416)         (10,964)
                                      --------------------------------------------------------------------------
From capital transactions:
Net proceeds from units sold                  -                -               -              -                -
Cost of units redeemed                     (561)         (48,449)            (39)      (668,120)         (50,102)
Net transfers                           (94,886)             161           7,052       (237,569)         (37,443)
Contract maintenance charge                  (1)             (19)            (17)        (2,224)            (264)
                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets
  from capital transactions             (95,448)         (48,307)          6,996       (907,913)         (87,809)
                                      --------------------------------------------------------------------------
Increase (decrease) in net assets       (97,058)         (86,942)          5,746     (1,534,329)         (98,773)
Net assets at beginning of period       205,000          380,064          11,504      9,490,958          367,503
                                      --------------------------------------------------------------------------
Net assets at end of period           $ 107,942    $     293,122    $     17,250    $ 7,956,629    $     268,730
                                      ==========================================================================
ANALYSIS OF INCREASE
  (DECREASE)
IN UNITS OUTSTANDING:
Units sold                                    -                -               -              -                -
Units redeemed                              (98)          (3,850)             (3)       (63,954)          (6,262)
Units transferred                       (16,181)              13             405        (22,154)          (4,709)
                                      --------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                           (16,279)          (3,837)            402        (86,108)         (10,971)
Beginning units                          35,128           30,809             663        915,093           45,994
                                      --------------------------------------------------------------------------
Ending units                             18,849           26,972           1,065        828,985           35,023
                                      ==========================================================================

                                           SAM             SAM           SAM
                                       Conservative     Flexible      Strategic     Short-Term      SmallCap
                                          Growth         Income        Growth         Income         Growth
                                        Portfolio       Portfolio     Portfolio      Account       Account II
                                        (Class 2)       (Class 2)     (Class 2)     (Class 2)      (Class 2)
                                      -----------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
Net investment income (loss)          $       5,741    $   17,647    $      278    $      (441)   $      (125)

Net realized gains
  (losses)                                 (103,919)      (12,289)         (245)            52            240
  Change in net unrealized
   appreciation (depreciation)
   of investments                             8,157       (19,108)      (36,233)           130         (4,020)
                                      -----------------------------------------------------------------------
 Increase (decrease) in net
  assets from operations                    (90,021)      (13,750)      (36,200)          (259)        (3,905)
                                      -----------------------------------------------------------------------
From capital transactions:
Net proceeds from units sold                      -             -             -              -              -
Cost of units redeemed                     (231,749)     (110,471)       (1,301)          (857)        (1,400)
Net transfers                              (349,022)         (188)          542           (468)        30,686
Contract maintenance charge                    (406)         (234)          (33)           (59)           (10)
                                      -----------------------------------------------------------------------
 Increase (decrease) in net assets
  from capital transactions                (581,177)     (110,893)         (792)        (1,384)        29,276
                                      -----------------------------------------------------------------------
Increase (decrease) in net assets          (671,198)     (124,643)      (36,992)        (1,643)        25,371
Net assets at beginning of period         1,511,685       799,210       285,182         43,105          7,336
                                      -----------------------------------------------------------------------
Net assets at end of period           $     840,487    $  674,567    $  248,190    $    41,462    $    32,707
                                      =======================================================================
ANALYSIS OF INCREASE
  (DECREASE)
IN UNITS OUTSTANDING:
Units sold                                        -             -             -              -              -
Units redeemed                              (22,781)      (11,820)         (117)          (125)          (200)
Units transferred                           (32,707)          (20)           49            (64)         5,236
                                      -----------------------------------------------------------------------
Increase (decrease) in units
  outstanding                               (55,488)      (11,840)          (68)          (189)         5,036
Beginning units                             145,807        83,668        25,876          5,895          1,133
                                      -----------------------------------------------------------------------
Ending units                                 90,319        71,828        25,808          5,706          6,169
                                      =======================================================================


    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                                            Columbia
                                                            Variable
                                          Columbia         Portfolio-
                                          Variable           Marsico          Asset          Global
                                       Portfolio-High        Focused        Allocation       Growth         Growth
                                        Income Fund       Equities Fund        Fund           Fund           Fund
                                         (Class 1)          (Class 1)       (Class 2)      (Class 2)      (Class 2)
                                      ------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment income
    (loss)                            $        12,597    $       (4,651)   $    (5,453)   $   (77,860)   $   (88,119)

  Net realized gains
    (losses)                                    4,633            (9,782)       (40,801)        58,477        (78,907)
  Change in net unrealized
    appreciation
    (depreciation) of investments             (15,567)          (58,824)       (88,798)    (1,509,278)    (1,053,548)
                                      ------------------------------------------------------------------------------
    Increase (decrease) in net
     assets from operations                     1,663           (73,257)      (135,052)    (1,528,661)    (1,220,574)
                                      ------------------------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold                 11,935            11,995         27,084        152,736         55,635
  Cost of units redeemed                      (36,113)          (39,425)      (242,269)      (960,991)    (1,296,675)
  Net transfers                               (89,226)           18,907        (15,022)        18,497       (374,165)
  Contract maintenance charge                     (54)              (81)          (318)        (1,073)        (1,122)
                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets
     from capital transactions               (113,458)           (8,604)      (230,525)      (790,831)    (1,616,327)
                                      ------------------------------------------------------------------------------
Increase (decrease) in net assets            (111,795)          (81,861)      (365,577)    (2,319,492)    (2,836,901)
Net assets at beginning of period             321,620           573,654      2,106,807     10,692,807     11,489,423
                                      ------------------------------------------------------------------------------
Net assets at end of period           $       209,825    $      491,793    $ 1,741,230    $ 8,373,315    $ 8,652,522
                                      ==============================================================================
ANALYSIS OF INCREASE
  (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                      629               982          1,677          6,402          2,721
  Units redeemed                               (1,919)           (3,455)       (14,136)       (40,825)       (63,201)
  Units transferred                            (4,588)            1,624           (873)         1,562        (18,807)
                                      -------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                                  (5,878)             (849)       (13,332)       (32,861)       (79,287)
Beginning units                                17,492            50,384        125,672        460,508        577,056
                                      -------------------------------------------------------------------------------
Ending units                                   11,614            49,535        112,340        427,647        497,769
                                      ===============================================================================

                                                                                      MTB
                                                                                    Managed        Franklin
                                        Growth-       Growth and      Mid Cap      Allocation       Income
                                         Income         Income         Value         Fund -       Securities
                                          Fund        Portfolio      Portfolio      Moderate         Fund
                                       (Class 2)      (Class VC)    (Class VC)     Growth II      (Class 2)
                                      ----------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment income
    (loss)                            $   (95,611)   $  (136,964)   $   (1,312)   $    (1,311)   $   211,068

  Net realized gains
    (losses)                             (199,541)      (115,484)       (2,275)          (611)        13,383
  Change in net unrealized
    appreciation
    (depreciation) of investments      (1,083,832)    (1,719,854)      (27,899)       (10,480)      (580,813)
                                      ----------------------------------------------------------------------
    Increase (decrease) in net
      assets from operations           (1,378,984)    (1,972,302)      (31,486)       (12,402)      (356,362)
                                      ----------------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold             43,559        974,847         2,918              -      1,426,742
  Cost of units redeemed               (1,114,243)      (544,278)       (6,971)        (7,169)      (110,153)
  Net transfers                          (114,999)       661,268        (5,491)         1,029      1,091,253
  Contract maintenance charge              (1,246)          (977)          (76)            (9)          (305)
                                      ----------------------------------------------------------------------
    Increase (decrease) in net assets
     from capital transactions         (1,186,929)     1,090,860        (9,620)        (6,149)     2,407,537
                                      ----------------------------------------------------------------------
Increase (decrease) in net assets      (2,565,913)      (881,442)      (41,106)       (18,551)     2,051,175
Net assets at beginning of period      12,783,276     11,488,810       202,710        117,510      2,942,495
                                      ----------------------------------------------------------------------
Net assets at end of period           $10,217,363    $10,607,368    $  161,604    $    98,959    $ 4,993,670
                                      ======================================================================
ANALYSIS OF INCREASE
  (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                2,712        101,349           220              -        135,554
  Units redeemed                          (66,568)       (46,661)         (480)          (711)       (10,286)
  Units transferred                        (6,931)        67,108          (334)           118        101,498
                                      -----------------------------------------------------------------------
Increase (decrease) in units
  outstanding                             (70,787)       121,796          (594)          (593)       226,766
Beginning units                           771,857        991,030        13,916         12,029        282,085
                                      -----------------------------------------------------------------------
Ending units                              701,070      1,112,826        13,322         11,436        508,851
                                      =======================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                         Franklin
                                       Templeton VIP
                                         Founding                                                     Allocation
                                           Funds         Allocation     Allocation     Allocation      Moderate
                                        Allocation        Balanced        Growth        Moderate        Growth       Real Return
                                           Fund          Portfolio      Portfolio      Portfolio      Portfolio       Portfolio
                                         (Class 2)       (Class 3)      (Class 3)      (Class 3)      (Class 3)       (Class 3)
                                      ------------------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment income
  (loss)                              $      (35,421)   $   (31,078)   $    (8,373)   $   (43,074)   $   (26,517)   $    (55,070)

  Net realized gains
  (losses)                                      (675)         3,974          3,741          8,523          9,912          41,020
  Change in net unrealized
  appreciation
  (depreciation) of investments             (301,909)      (208,442)      (209,160)      (589,782)      (449,324)        172,159
                                      ------------------------------------------------------------------------------------------
    Increase (decrease) in net
     assets from operations                 (338,005)      (235,546)      (213,792)      (624,333)      (465,929)        158,109
                                      ------------------------------------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold               303,302      1,671,860      1,082,469      3,852,728      2,344,966       2,694,013
  Cost of units redeemed                     (58,562)       (88,182)       (19,510)      (120,986)       (38,240)       (131,145)
  Net transfers                              162,740        510,438        132,423        762,391        635,687         678,327
  Contract maintenance charge                   (290)             -              -            (53)           (70)           (129)
                                      ------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  from capital transactions                  407,190      2,094,116      1,195,382      4,494,080      2,942,343       3,241,066
                                      ------------------------------------------------------------------------------------------
Increase (decrease) in net assets             69,185      1,858,570        981,590      3,869,747      2,476,414       3,399,175
Net assets at beginning of period          2,983,855      1,708,086        207,442      1,629,705        980,010       2,763,425
                                      ------------------------------------------------------------------------------------------
Net assets at end of period           $    3,053,040    $ 3,566,656    $ 1,189,032    $ 5,499,452    $ 3,456,424    $  6,162,600
                                      ==========================================================================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                  33,700        145,197         95,351        330,493        205,902         231,141
  Units redeemed                              (6,161)        (7,573)        (1,759)       (10,537)        (3,454)        (11,219)
  Units transferred                           18,114         44,076         13,143         65,764         57,711          58,630
                                      ------------------------------------------------------------------------------------------
Increase (decrease) in units
 outstanding                                  45,653        181,700        106,735        385,720        260,159         278,552
Beginning units                              323,878        148,850         18,629        142,836         88,273         242,390
                                      ------------------------------------------------------------------------------------------
Ending units                                 369,531        330,550        125,364        528,556        348,432         520,942
                                      ==========================================================================================


    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.   ORGANIZATION

     FS Variable Separate Account of First SunAmerica Life Insurance Company (the "Separate Account") is an investment account of First SunAmerica Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of SAFG Retirement Services, Inc. (formerly known as AIG Retirement Services, Inc.), the retirement services and asset management organization within American International Group, Inc. ("American International Group"). American International Group is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings, and asset management. AIG Retirement Services, Inc. changed its name to SAFG Retirement Services, Inc. on June 10, 2010. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products: FSA Advisor, FSA Polaris, FSA Polaris II, FSA Polaris II A-Class Platinum Series, FSA Polaris Advantage, FSA Polaris Advantage II, FSA Polaris Choice, FSA Polaris Choice III, FSA Polaris Choice IV, FSA Polaris Platinum III, FSA Polaris Platinum O-Series, FSA Polaris Preferred Solution, and FSA WM Diversified Strategies III.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full service securities firms, and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company, except for FSA WM Diversified Strategies III, for which the distributor is Principal Funds Distributor, Inc. No underwriting fees are paid in connection with the distribution of these contracts.

     The Separate Account is composed of a total of 106 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the ten currently available Class 1 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the sixty currently available Class 1 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Series II investment portfolios of the Invesco Variable Insurance Funds (the "Invesco Funds"),
     (4) the seventeen currently available Class 2 investment portfolios of the Principal Variable Contract Funds, Inc. (the "Principal Funds"), (5) the two currently available Class 1 investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"), (6) the four currently available Class 2 investment portfolios of American Funds Insurance Series (the "American Series"), (7) the two currently available Class VC investment portfolio of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (8) the one currently available investment portfolio of the MTB Group of Funds (the "MTB Trust"), (9) the two currently available Class 2 investment portfolios of the Franklin Templeton Variable Insurance Products Trust (the "Franklin Templeton Trust"), or (10)

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.   ORGANIZATION (continued)

     the five currently available Class 3 investment portfolios of the Seasons Series Trust (the "Seasons Trust"). The primary difference between the classes of the Variable Accounts is that the Class 3 shares in the Anchor Trust, the SunAmerica Trust, and the Seasons Trust, the Class 2 shares in the American Series and the Principal Funds, the shares in the MTB Trust, the Class 2 shares in the Franklin Templeton Trust, and the Class II shares in the Invesco Funds are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees. The Class VC share of the Lord Abbett Fund and the Class I shares of the Columbia Trust I are not subject to the 12b-1 fees. The American Series, the Anchor Trust, the Lord Abbett Fund, the SunAmerica Trust, the Invesco Funds, the Principal Funds, the Columbia Trust I, the MTB Trust, the Franklin Templeton Trust, and the Seasons Trust (collectively referred to as the "Trusts") are diversified, open-ended investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust, SunAmerica Trust, and Seasons Trust are affiliated investment companies. The contractholder may elect to have payments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by contractholders to the Variable Accounts and do not include balances allocated to the General Account.

     On May 2, 2011, the following portfolios and Trust were renamed. The predecessor and current portfolios and trusts before and after the change are listed below.


Predecessor Columbia Trust Portfolio          CurrentColumbia  Trust  Portfolio
------------------------------------          ---------------------------------
Columbia High Yield Fund,                     Columbia Variable Portfolio -
Variable Series                               High Income Fund
Columbia Marsico Focused Equities Fund,       Columbia Variable Portfolio -
Variable Series                               Marsico Focused Equities Fund


     Effective May 2, 2011, the Columbia Trust I renamed the Class A of shares of Columbia Variable Portfolio - High Income Fund and the Columbia Variable Portfolio - Marsico Focused Equities Fund, which were not subject to 12b-1 distribution fees, with Class 1 shares which are not subject to 12b-1 distribution fees.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the

                               FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on the total net assets of the portfolios.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are port of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table, and the 1983 (a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products.

     The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. The mortality risk during the year did not result in greater longevity of the annuitant than expected. Therefore, there were no transfers to the Separate Accounts by the Company during each of the two fiscal years.

     Annuity benefit payments are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements of The United States Life Insurance Company in the City of New York are included herein. The following financial statements of FS Variable Separate Account and First SunAmerica Life Insurance Company are incorporated by reference to Form N-4, Initial Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940, File Nos. 333-178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-
104741:



FS Variable Separate Account Financial Statements:


     -   Report of Independent Registered Public Accounting Firm


     -   Statements of Assets and Liabilities as of December 31, 2010


     -   Schedules of Portfolio Investments as of December 31, 2010


     - Statements of Operations for the year ended December 31, 2010, except as indicated


     - Statements of Changes in Net Assets for the years ended December 31, 2010 and 2009, except as indicated


     -   Notes to Financial Statements





First SunAmerica Life Insurance Company Financial Statements:


     -   Report of Independent Registered Public Accounting Firm


     -   Balance Sheets as of December 31, 2010 and 2009 (restated)


     - Statements of Income (Loss) and Comprehensive Income (Loss) for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)


     - Statements of Shareholder's Equity for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)


     - Statements of Cash Flows for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)


     -   Notes to Financial Statements



The following financial statements are included herein:



The United States Life Insurance Company in the City of New York Financial
Statements:


     -   Report of Independent Registered Public Accounting Firm


     -   Balance Sheets as of December 31, 2010 (Restated) and 2009


     - Statements of Income (Loss) for the years ended December 31, 2010, 2009 and 2008


     - Statements of Comprehensive Income (Loss) for the years ended December 31, 2010 (Restated), 2009 and 2008


     - Statements of Shareholder's Equity for the years ended December 31, 2010 (Restated), 2009 and 2008


     - Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008


     -   Notes to Financial Statements



Pro Forma financial statements (unaudited) of The United States Life Insurance Company in the City of New York at September 30, 2011 and December 31, 2010, and for the nine months ended September 30, 2011, and 2010, and financial statements (unaudited) for FS Variable Separate Accounts at September 30, 2011 and for the nine months ended September 30, 2011, are included herein.


(b) Exhibits


(1)    Resolutions Establishing Separate Account......................  3
(2)    Custody Agreements.............................................  Not Applicable
(3)    (a)     Form of Distribution Agreement.........................  13
       (b)     Form of Selling Agreement..............................  13
(4)    (a)     Individual Fixed and Variable Annuity Contract.........  11
       (b)     Form of Nursing Home Rider.............................  5
       (c)     Form of Maximum Anniversary Value Optional Death
               Benefit Endorsement....................................  11
       (d)     Form of Optional Guaranteed Living Benefit
               Endorsement............................................  8
       (e)     Form of Extended Legacy Program Guide..................  11
       (f)     Form of Optional Guaranteed Living Benefit
               Endorsement............................................  10
       (g)     Merger Endorsement.....................................  13
       (h)     Optional Guaranteed Living Benefit Endorsement.........  15
(5)    Form of Annuity Application....................................  11
(6)    Corporate Documents
       (a)     Copy of the Bylaws of The United States Life Insurance
               Company in the City of New York, Amended and Restated
               December 14, 2010......................................  12
(7)    Reinsurance Contract...........................................  Not Applicable

(8)    Material Contracts
       (a)     Form of Anchor Series Trust Fund Participation
               Agreement..............................................  1
       (b)     Form of SunAmerica Series Trust Fund Participation
               Agreement..............................................  1
       (c)     Form of Lord Abbett Series Fund, Inc. Fund
               Participation Agreement................................  2
       (d)     Form of American Funds Insurance Series and SunAmerica
               Series Trust Master-Feeder Fund Participation
               Agreement..............................................  6
       (e)     Form of Franklin Templeton Variable Insurance Products
               Trust Fund Participation Agreement.....................  7
       (e)(1)  Form of Amendment to Franklin Templeton Variable
               Insurance Products Trust Fund Participation Agreement..  13
       (f)     Form of Seasons Series Trust Fund Participation
               Agreement..............................................  4
       (g)     AIM Variable Insurance Funds (Invesco Variable
               Insurance Funds) Fund Participation Agreement..........  9
       (h)     Form of Letter of Consent to the Assignment of the Fund
               Participation Agreement................................  13
(9)    Opinion of Counsel and Consent of Depositor....................  14
(10)   Consent of Independent Registered Public Accounting Firm.......  Filed Herewith
(11)   Financial Statements Omitted from Item 23......................  Not Applicable
(12)   Initial Capitalization Agreement...............................  Not Applicable
(13)   Other
       (a)     Power of Attorney -- The United States Life Insurance
               Company in the City of New York Directors..............  14
       (b)     Capital Maintenance Agreement of American International
               Group, Inc. ...........................................  13
       (c)     Agreement and Plan of Merger including the Charter of
               The United States Life Insurance Company in the City of
               New York...............................................  13



--------

1 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 7, File Nos. 033-85014 and 811-08810, filed January 30, 1998, Accession No. 0000950148-98-000132.

2 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment No. 20, File Nos. 033-85014 and 811-08810, filed November 27, 2002, Accession No. 0000950148-02-002786.

3 Incorporated by reference to Initial Registration Statement to File Nos. 333-102137 and 811-08810, filed December 23, 2002, Accession No. 0000898430-02-
   004616.

4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-118218 and 811-08369, filed on December 10, 2004, Accession No. 0001193125-04-210437.

5 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 11, File Nos. 333-102137 and 811-08810, filed on September 21, 2006,
   Accession No. 0000950124-06-005436.

6 Incorporated by reference to Post-Effective Amendment No. 13 and Amendment No. 14, File Nos. 333-102137 and 811-08810, filed April 30, 2007, Accession
   No. 0000950124-07-002498.

7 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 4, File Nos. 333-146429 and 811-08810, filed April 28, 2008, Accession No.
   0000950148-08-000097.

8 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 4, File Nos. 333-157199 and 811-03859, filed on December 21, 2009, Accession No. 0000950123-09-072050.

9 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 7, File Nos. 333-146491 and 811-08810, filed on August 26, 2010, Accession No. 0000950123-10-081251.

10 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
   4, File Nos. 333-157198 and 811-08810, filed on August 30, 2010, Accession No. 0000950123-10-082181.

11 Incorporated by reference to Pre-Effective Amendment 1 and Amendment No. 1,
   File Nos. 333-172004 and 811-08810, filed on April 27, 2011, Accession No. 0000950123-11-040083.

12 Incorporated by reference to Post-Effective Amendment 1 and Amendment No. 2,
   File Nos. 333-171493 and 811-04865-01, filed on May 2, 2011, Accession No.
   0001193125-11-120900.

13 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-
   104741.


14 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   178842 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-
   104743.





15 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   1, Files Nos. 333-178841 and 811-08810, filed on January 20, 2012.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR



                                    POSITIONS AND OFFICES WITH DEPOSITOR
NAMES AND PRINCIPAL BUSINESS        THE UNITED STATES LIFE INSURANCE COMPANY IN THE
ADDRESS                             CITY OF NEW YORK
----------------------------        --------------------------------------------------
Jay S. Wintrob(1).............      Director, Chairman, President and Chief Executive
                                    Officer
Bruce R. Abrams(2)............      Director, President -- Western National
Michael J. Akers(3)...........      Director, Executive Vice President and Chief
                                    Financial Officer
William J. Carr(4)............      Director
Mary Jane B. Fortin(5)........      Director, President -- American General
William J. Kane(6)............      Director
H. Thomas McMeekin(7).........      Director, Chief Investment Officer
Scott H. Richland(8)..........      Director
W. Lawrence Roth(9)...........      Director
Jana W. Greer(10).............      President -- SunAmerica Retirement Markets
Steven D. Anderson(5).........      Senior Vice President and Assistance Controller
Robert M. Beuerlein(3)........      Senior Vice President and Chief and Appointed
                                    Actuary
Don W. Cummings(3)............      Senior Vice President and Controller
N. Scott Gillis(10)...........      Senior Vice President and Treasurer
Glen D. Keller(4).............      Senior Vice President
Frank A. Kophamel(3)..........      Senior Vice President
Christine A. Nixon(1).........      Senior Vice President and Chief Legal Officer
Stephen J. Stone(10)..........      Senior Vice President
Edward F. Bacon(3)............      Vice President
Gavin d. Friedman(1)..........      Vice President
Richard L. Gravette(3)........      Vice President and Assistant Treasurer
Julie Cotton Hearne(5)........      Vice President and Secretary
Sharla A. Jackson(5)..........      Vice President
W. Larry Mask(5)..............      Vice President, Real Estate Investment Officer &
                                    Assistant Secretary
T. Clay Spires(3).............      Vice President and Tax Officer
William P. Hayes(2)...........      Chief Compliance Officer
Becky A. Strom(3).............      Privacy and Anti-Money Laundering Officer
Larry Blews(3)................      Chief Compliance Officer, 38a-1
Debra L. Herzog(2)............      Assistant Secretary
Virginia N. Puzon(1)..........      Assistant Secretary
M. Carmen Rodriguez(2)........      Assistant Secretary

SunAmerica Retirement Markets Divisional Officers:
Edwin R. Raquel(10)...........      Senior Vice President
Mallary L. Reznik(10).........      Senior Vice President and General Counsel
Timothy W. Still(10)..........      Senior Vice President
Edward T. Texeria(10).........      Senior Vice President
William T. Devanney, Jr.(10)..      Senior Vice President
Manda Ghaferi(1)..............      Vice President
Rodney A. Haviland(10)........      Vice President
Monica F. Suryapranata(10)....      Vice President
Ana Ure(10)...................      Vice President and Compliance Officer



--------


(1)    1 SunAmerica Center, Los Angeles, California 90067-6121



(2)    2919 Allen Parkway, Houston, Texas 77019



(3)    2727 A-Allen Parkway, Houston, Texas 77019



(4)    147 Warrenton Drive, Houston, Texas 77024



(5)    2929 Allen Parkway, Houston, Texas 77019



(6)    10816 Andora Avenue, Chatsworth, California 91311



(7)    180 Maiden Lane, New York, New York 10038

(8)    1685 Rico Place, Palos Verdes Estates, California 90274



(9)    One World Financial Center, 200 Liberty Street, New York, New York 10281



(10)   21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4901



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT



The Registrant is a separate account of The United States Life Insurance Company in the City of New York ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001047469-11-001283, filed on February 24, 2011. Exhibit 21 is incorporated herein by reference.


ITEM 27.  NUMBER OF CONTRACT OWNERS

As of December 1, 2011, the number of Polaris Choice IV contracts funded by FS Variable Separate Account was 160, of which 101 were qualified contracts and 59 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION



Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK



To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:


     SunAmerica Annuity and Life Assurance Company -- Variable Separate Account SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account One
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
     Two
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Four
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Five
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Seven
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Nine
     The United States Life Insurance Company in the City of New York -- FS Variable Separate Account
     The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account One
     The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Two
     The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Five
     Anchor Series Trust
     SunAmerica Series Trust
     SunAmerica Equity Funds
     SunAmerica Income Funds
     SunAmerica Focused Series, Inc.
     SunAmerica Money Market Funds, Inc.
     SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:

OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck.........   Director
James T. Nichols.........   Director, President & Chief Executive Officer
Stephen A. Maginn(1).....   Director, Chief Distribution Officer
Frank Curran.............   Vice President, Controller, Financial Operation
                            Principal and Chief Financial Officer, Treasurer
James D. Siegel..........   Chief Compliance Officer
John T. Genoy............   Vice President
Mallary L. Reznik(2).....   Vice President
Christine A. Nixon(2)....   Secretary
Virginia N. Puzon(2).....   Assistant Secretary


--------

  * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.


  (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.



  (2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6121.


(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS



All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The United States Life Insurance Company in the City of New York at its principal executive office located at One World Financial Center, 200 Liberty Street, New York, New York 10281 or at The United States Life Insurance Company in the City of New York's Administrative Offices located at 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4901.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account has caused this Registration Statement to be signed on its behalf by the undersigned, in the City of Los Angeles, and the State of California, on this 20th day of January, 2012.




                                        FS VARIABLE SEPARATE ACCOUNT

                                        (Registrant)



                                        By: THE UNITED STATES LIFE INSURANCE
                                            COMPANY
                                            IN THE CITY OF NEW YORK


                                            (On behalf of the Registrant and
                                            itself)



                                        By: /s/ DON W. CUMMINGS

                                            ------------------------------------

                                            DON W. CUMMINGS
                                            SENIOR VICE PRESIDENT AND
                                            CONTROLLER



As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----
/s/ JANA W. GREER                 President -- SunAmerica Retirement     January 20, 2012
-----------------------------                  Markets
JANA W. GREER                       (Principal Executive Officer)


/s/ MICHAEL J. AKERS              Director, Executive Vice President     January 20, 2012
-----------------------------        and Chief Financial Officer
MICHAEL J. AKERS


DON W. CUMMINGS*                  Senior Vice President & Controller     January 20, 2012
-----------------------------
DON W. CUMMINGS


                                               Director                             , 2012
-----------------------------
BRUCE R. ABRAMS


WILLIAM J. CARR*                               Director                  January 20, 2012
-----------------------------
WILLIAM J. CARR


MARY JANE B. FORTIN*                           Director                  January 20, 2012
-----------------------------
MARY JANE B. FORTIN


WILLIAM J. KANE*                               Director                  January 20, 2012
-----------------------------
WILLIAM J. KANE


                                               Director                             , 2012
-----------------------------
H. THOMAS McMEEKIN


SCOTT H. RICHLAND*                             Director                  January 20, 2012
-----------------------------
SCOTT H. RICHLAND


R. LAWRENCE ROTH*                              Director                  January 20, 2012
-----------------------------
R. LAWRENCE ROTH


/s/ MANDA GHAFERI                          Attorney-in-Fact              January 20, 2012
-----------------------------
*MANDA GHAFERI

                                  EXHIBIT INDEX


EXHIBIT NO.                                 DESCRIPTION
-----------                                 -----------
      (10)       Consent of Independent Registered Public Accounting Firm